UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

J.P. Morgan Investment Management Inc.

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq.	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

Registrant’s telephone number, including area code: 1-844-457-6383

Date of fiscal year end: October 31

Date of reporting period: November 1, 2020 through April 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

Semi-Annual Report

J.P. Morgan Exchange-Traded Funds

April 30, 2021 (Unaudited)

	Ticker	Listing Exchange
JPMorgan BetaBuilders Canada ETF	BBCA	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders Developed Asia ex-Japan ETF	BBAX	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders Europe ETF	BBEU	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders International Equity ETF	BBIN	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders Japan ETF	BBJP	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Equity ETF	BBUS	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	BBMC	NYSE Arca
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	BBSC	NYSE Arca
JPMorgan Carbon Transition U.S. Equity ETF	JCTR	NYSE Arca
JPMorgan Diversified Return Emerging Markets Equity ETF	JPEM	NYSE Arca
JPMorgan Diversified Return International Equity ETF	JPIN	NYSE Arca
JPMorgan Diversified Return U.S. Equity ETF	JPUS	NYSE Arca
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPME	NYSE Arca
JPMorgan Diversified Return U.S. Small Cap Equity ETF	JPSE	NYSE Arca
JPMorgan Emerging Markets Equity Core ETF	JEMA	Cboe BZX Exchange, Inc.
JPMorgan International Growth ETF	JIG	NYSE Arca
JPMorgan U.S. Dividend ETF	JDIV	NYSE Arca
JPMorgan U.S. Minimum Volatility ETF	JMIN	NYSE Arca
JPMorgan U.S. Momentum Factor ETF	JMOM	NYSE Arca
JPMorgan U.S. Quality Factor ETF	JQUA	NYSE Arca
JPMorgan U.S. Value Factor ETF	JVAL	NYSE Arca

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

PRESIDENT’S LETTER

June 15, 2021

Dear Shareholder,

Global equity markets generated strong returns in late 2020 and into 2021, driven by the development and distribution of multiple vaccines against the novel coronavirus and its variants, efforts by governments at all levels to reopen their economies and a stunning rebound in corporate profits. This helped all 21 of our equity ETF strategies to post positive returns during the six months ended April 30, 2021.

“Whatever the market environment or economic outlook, we seek to deliver innovative, quality ETFs that meet the needs of investors.” – Joanna M. Gallegos

Throughout the period, we have continued to develop innovative solutions and expand our suite of equity ETFs to include the JPMorgan Emerging Markets Equity Core ETF (JEMA) and our JPMorgan Carbon Transition U.S. Equity ETF (JCTR), which is designed to capture the performance of companies that have been identified through its underlying index’s rules-based process as better positioned to benefit from a transition to a lower carbon economy while also providing broader U.S. market exposure.

Our lineup now includes 34 ETFs and our assets under management have grown to more than $65.8 billion. Throughout the pandemic and current recovery, our focus has remained on providing investors with a diversified platform of solutions to help them build durable portfolios. Whatever the market environment or economic outlook, we seek to deliver innovative, quality ETFs that meet the needs of investors. We are proud of our accomplishments and our ability to adapt to new global realities. Thank you for your belief in our Firm and our process.

Sincerely,

Joanna M. Gallegos

President, J.P. Morgan Exchange-Traded Funds

J.P Morgan Asset Management

1-844-4JPM-ETF or jpmorgan.com/etfs for more information

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	1

J.P. Morgan Exchange-Traded Funds

MARKET OVERVIEW

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited)

Globally, equity market valuations climbed higher during the period, initially fueled by the massive pandemic response of leading central banks and fiscal authorities and extended by the development of multiple vaccines in late 2020 and the advent of mass vaccinations in 2021. The rebound in asset prices during the period—partly led by U.S. equity—swept across both emerging markets and developed markets.

The final months of the 2020 included a continued rebound in global prices for petroleum and a range of other commodities as manufacturing data and consumer sentiment strengthened. November and December saw broad gains in global equity, partly driven by continued investor demand for U.S. large cap stocks, particularly in the technology sector. Emerging markets equity surged ahead of developed markets in December as China, Taiwan and other emerging market nations appeared to have greater success in containing the pandemic.

Global equity markets surged from February through April 2021 amid a general surge in corporate earnings and consumer and business spending. Developed market equity provided strong returns, while emerging markets equity was weighed down by investor concern about large pandemic outbreaks in select nations, particularly Brazil and India.

U.S. equity markets generally led the rally, supported by a $1.9 trillion U.S. fiscal relief and recovery package and the prospect of additional federal government spending plans. Better-than-expected corporate earnings and revenues in 2021, combined with strong growth in consumer spending and improved manufacturing data, drove global equity prices further upward toward the end of the period.

For the six months ended April 30, 2021, the MSCI EAFE Index returned 29.13%, the S&P 500 Index returned 28.85% and the MSCI Emerging Markets Index returned 23.09%.

2	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

JPMorgan BetaBuilders Canada ETF (BBCA)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	35.73%
Market Price**	35.48%
Morningstar® Canada Target Market Exposure IndexSM	35.51%

Net Assets as of 4/30/2021	$5,250,377,645

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders Canada ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Canada Target Market Exposure IndexSM (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free-float adjusted market capitalization weighted index consisting of stocks traded primarily on the Toronto Stock Exchange. Using a “passive” investment approach, the Fund attempts to replicate the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.

HOW DID THE FUND PERFORM?

For the six months ended April 30, 2021, the Fund performed in line with the Underlying Index, before considering the effects of differences in the timing foreign exchange rate calculations, operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s exposures to the financials and energy sectors were leading contributors to absolute performance, while their exposures to the real estate and materials sectors were the smallest contributors and no sectors detracted from absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the financials and energy sectors and their smallest allocations were to the real estate and health care sectors.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	3

JPMorgan BetaBuilders Canada ETF (BBCA)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF APRIL 30, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Royal Bank of Canada	6.8%
2.	Shopify, Inc., Class A	6.6
3.	Toronto-Dominion Bank (The)	6.3
4.	Enbridge, Inc.	3.9
5.	Bank of Nova Scotia (The)	3.9
6.	Canadian National Railway Co.	3.8
7.	Brookfield Asset Management, Inc., Class A	3.2
8.	Bank of Montreal	3.1
9.	Canadian Pacific Railway Ltd.	2.5
10.	TC Energy Corp.	2.4

PORTFOLIO COMPOSITION BY SECTOR AS OF APRIL 30, 2021	PERCENT OF TOTAL INVESTMENTS
Financials	34.4%
Energy	12.3
Industrials	10.8
Information Technology	10.0
Materials	9.4
Consumer Discretionary	3.8
Consumer Staples	3.4
Utilities	3.3
Communication Services	2.9
Others (each less than 1.0%)	1.2
Short-Term Investments	8.5

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $61.70 as of April 30, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of April 30, 2021, the closing price was $61.72.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

4	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2021 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Canada ETF
Net Asset Value	August 7, 2018	35.73%	50.00%	11.30%
Market Price		35.48%	49.62%	11.31%

*	Not annualized.

LIFE OF FUND PERFORMANCE (8/7/18 TO 4/30/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on August 7, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Canada ETF and Morningstar® Canada Target Market Exposure IndexSM from August 7, 2018 to April 30, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Canada Target Market Exposure IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Morningstar® Canada Target Market Exposure IndexSM is a free float adjusted market capitalization weighted index which consists of stocks traded primarily on the Toronto Stock Exchange. Investors cannot invest directly in an index.

For periods presented prior to the adoption of a unitary fee structure, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some foreign markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	5

JPMorgan BetaBuilders Developed Asia ex-Japan ETF (BBAX)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	31.99%
Market Price**	31.98%
Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM	32.96%

Net Assets as of 4/30/2021	$3,905,982,530

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders Developed Asia ex-Japan ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free-float adjusted market-cap weighted index consisting of stocks from developed Asia Pacific countries other than Japan, including: Australia, Hong Kong, New Zealand and Singapore. Using a “passive” investment approach, the Fund attempts to replicate the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.

HOW DID THE FUND PERFORM?

For the six months ended April 30, 2021, the Fund performed in line with the Underlying Index, before considering the effects of differences in the Fund’s net asset value calculations versus the

Underlying Index’s valuation calculation, as well as operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s exposures to the financials and materials sectors were leading contributors to absolute performance, while their exposures to the utilities and information technology sectors were the smallest contributors and no sectors detracted from absolute performance. By country, the Fund’s and the Underlying Index’s exposures to Australia and Hong Kong were leading contributors to absolute performance, while their exposures to Singapore and New Zealand were the smallest contributors to absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the financials and materials sectors and their smallest allocations were to the information technology and energy sectors. The Fund and the Underlying Index were mainly invested in four equity markets during the reporting period, with the largest allocations to Australia and Hong Kong, followed by Singapore and New Zealand.

6	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF APRIL 30, 2021		PERCENT OF TOTAL INVESTMENTS
1.	AIA Group Ltd. (Hong Kong)	7.5%
2.	Commonwealth Bank of Australia (Australia)	5.9
3.	BHP Group Ltd. (Australia)	5.2
4.	CSL Ltd. (Australia)	4.6
5.	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	3.5
6.	Westpac Banking Corp. (Australia)	3.4
7.	National Australia Bank Ltd. (Australia)	3.3
8.	Australia & New Zealand Banking Group Ltd. (Australia)	3.0
9.	Wesfarmers Ltd. (Australia)	2.3
10.	Macquarie Group Ltd. (Australia)	2.0

PORTFOLIO COMPOSITION BY COUNTRY AS OF APRIL 30, 2021	PERCENT OF TOTAL INVESTMENTS
Australia	58.2%
Hong Kong	23.3
Singapore	9.5
New Zealand	2.5
China	2.0
Macau	1.8
United Kingdom	1.1
Others (each less than 1.0%)	0.8
Short-Term Investments	0.8

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $58.65 as of April 30, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of April 30, 2021, the closing price was $58.83.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	7

JPMorgan BetaBuilders Developed Asia ex-Japan ETF (BBAX)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2021
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Developed Asia ex-Japan ETF
Net Asset Value	August 7, 2018	31.99%	47.48%	9.22%
Market Price		31.98%	48.64%	9.33%

*	Not annualized.

LIFE OF FUND PERFORMANCE (8/7/18 TO 4/30/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on August 7, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Developed Asia ex-Japan ETF and Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM from August 7, 2018 to April 30, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM is a free float adjusted market capitalization-weighted index that consists of equity securities from developed Asia-Pacific countries or regions other than Japan, including Australia, Hong Kong, New Zealand, and Singapore. Investors cannot invest directly in an index.

For periods presented prior to the adoption of a unitary fee structure, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over- seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

JPMorgan BetaBuilders Europe ETF (BBEU)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	33.51%
Market Price**	33.70%
Morningstar® Developed Europe Target Market Exposure IndexSM	33.63%

Net Assets as of 4/30/2021	$6,226,301,328

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders Europe ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Europe Target Market Exposure IndexSM (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free-float adjusted market-cap weighted index consisting of stocks traded on the primary exchanges in developed countries or regions across Europe. Using a “passive” investment approach, the Fund attempts to replicate the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.

HOW DID THE FUND PERFORM?

For the six months ended April 30, 2021, the Fund performed in line with the Underlying Index, before considering the effects of differences in the Fund’s net asset value calculations versus the

Underlying Index’s valuation calculation, as well as operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s exposures to the financials and industrials sectors were leading contributors to absolute performance, while their exposures to the real estate and utilities sectors were the smallest contributors and no sectors detracted from absolute performance. By country, the Fund’s and the Underlying Index’s exposures to the U.K. and France were leading contributors to absolute performance, while their exposures to Portugal and Austria were the smallest contributors and no countries detracted from absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the financials and industrials sectors and their smallest allocations were to the real estate and communications services sectors. The Fund’s and the Underlying Index’s largest country allocations were to the U.K. and France and the smallest allocations were to Portugal and Austria.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	9

JPMorgan BetaBuilders Europe ETF (BBEU)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF APRIL 30, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Nestle SA (Registered) (Switzerland)	3.0%
2.	ASML Holding NV (Netherlands)	2.4
3.	Roche Holding AG (Switzerland)	2.1
4.	Novartis AG (Registered) (Switzerland)	1.9
5.	LVMH Moet Hennessy Louis Vuitton SE (France)	1.8
6.	Unilever plc (United Kingdom)	1.4
7.	SAP SE (Germany)	1.4
8.	AstraZeneca plc (United Kingdom)	1.2
9.	Siemens AG (Registered) (Germany)	1.2
10.	HSBC Holdings plc (United Kingdom)	1.1

PORTFOLIO COMPOSITION BY COUNTRY AS OF APRIL 30, 2021	PERCENT OF TOTAL INVESTMENTS
United Kingdom	18.5%
France	16.0
Switzerland	13.8
Germany	13.0
Netherlands	7.3
Sweden	5.7
Spain	3.9
Denmark	3.6
Italy	3.3
Finland	2.1
Australia	1.8
Belgium	1.5
Ireland	1.0
Norway	1.0
Others (each less than 1.0%)	3.1
Short-Term Investments	4.4

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $57.12 as of April 30, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of April 30, 2021, the closing price was $57.28.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

10	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2021 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Europe ETF
Net Asset Value	June 15, 2018	33.51%	44.05%	7.66%
Market Price		33.70%	45.16%	7.77%

*	Not annualized.

LIFE OF FUND PERFORMANCE (6/15/18 TO 4/30/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on June 15, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Europe ETF and Morningstar® Developed Europe Target Market Exposure IndexSM from June 15, 2018 to April 30, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Developed Europe Target Market Exposure IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. Morningstar® Developed Europe Target Market Exposure IndexSM is a free float adjusted market capitalization-weighted index which consists of equity securities from developed European countries or regions. Investors cannot invest directly in an index.

For periods presented prior to the adoption of a unitary fee structure, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over- seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	11

JPMorgan BetaBuilders International Equity ETF (BBIN)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	28.65%
Market Price**	28.64%
Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM	28.89%

Net Assets as of 4/30/2021	$3,406,957,037

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders International Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free-float adjusted market-cap weighted index consisting of stocks from developed countries outside the U.S. and Canada. Using a “passive” investment approach, the Fund attempts to replicate the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.

HOW DID THE FUND PERFORM?

For the six month ended April 30, 2021, the Fund performed in line with the Underlying Index, before considering the effects of differences in the Fund’s net asset value calculations versus the

Underlying Index’s valuation calculation, as well as operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s exposures to the financials and industrials sectors were leading contributors to absolute performance, while their exposures to the utilities and real estate sectors were the smallest contributors and no sectors detracted from absolute performance. The Fund’s and the Underlying Index’s exposures to the U.K. and Japan were leading contributors to absolute performance, while their exposures to New Zealand and Portugal were the smallest contributors and no countries detracted from absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest sector allocations were to the financials and industrials sectors, while their smallest allocations were to the real estate and energy sectors. The Fund’s and the Underlying Index’s largest country allocations were to Japan and the U.K., while their smallest allocations were to Portugal and Austria.

12	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF APRIL 30, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Nestle SA (Registered) (Switzerland)	1.9%
2.	ASML Holding NV (Netherlands)	1.5
3.	Roche Holding AG (Switzerland)	1.3
4.	Novartis AG (Registered) (Switzerland)	1.2
5.	LVMH Moet Hennessy Louis Vuitton SE (France)	1.1
6.	Toyota Motor Corp. (Japan)	1.1
7.	Unilever plc (United Kingdom)	0.9
8.	AIA Group Ltd. (Hong Kong)	0.9
9.	SAP SE (Germany)	0.9
10.	SoftBank Group Corp. (Japan)	0.8

PORTFOLIO COMPOSITION BY COUNTRY AS OF APRIL 30, 2021	PERCENT OF TOTAL INVESTMENTS
Japan	24.9%
United Kingdom	11.8
France	10.1
Switzerland	8.7
Germany	8.2
Australia	7.8
Netherlands	4.6
Sweden	3.6
Hong Kong	2.7
Spain	2.5
Denmark	2.3
Italy	2.1
Finland	1.3
Singapore	1.1
Belgium	1.0
Others (each less than 1.0%)	4.4
Short-Term Investments	2.9

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $58.94 as of April 30, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of April 30, 2021, the closing price was $59.05.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	13

JPMorgan BetaBuilders International Equity ETF (BBIN)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2021
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders International Equity ETF
Net Asset Value	December 3, 2019	28.65%	41.17%	14.06%
Market Price		28.64%	41.29%	14.21%

*	Not annualized.

LIFE OF FUND PERFORMANCE (12/3/19 TO 4/30/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on December 3, 2019.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders International Equity ETF and Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM from December 3, 2019 to April 30, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Morningstar®

Developed Markets ex-North America Target Market Exposure IndexSM is a free float adjusted market capitalization weighted index which consists of stocks traded primarily on equity markets in developed markets outside North America. Investors cannot invest directly in an index.

Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some foreign markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

JPMorgan BetaBuilders Japan ETF (BBJP)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	16.86%
Market Price**	16.46%
Morningstar® Japan Target Market Exposure IndexSM	17.13%

Net Assets as of 4/30/2021	$8,230,192,513

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders Japan ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Japan Target Market Exposure IndexSM (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free-float adjusted market-cap weighted index consisting of stocks traded primarily on the Tokyo or Nagoya stock exchanges. Using a “passive” investment approach, the Fund attempts to replicate the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.

HOW DID THE FUND PERFORM?

For the six months ended April 30, 2021, the Fund performed in line with the Underlying Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Underlying Index’s valuation calculation, as well as operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s exposures to the industrials and consumer discretionary sectors were leading contributors to absolute performance, while their exposures to the utilities and energy sectors were the smallest contributors and no sectors detracted from absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the industrials and consumer discretionary sectors and their smallest allocations were to the energy and utilities sectors.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	15

JPMorgan BetaBuilders Japan ETF (BBJP)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF APRIL 30, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Toyota Motor Corp.	4.3%
2.	SoftBank Group Corp.	3.3
3.	Sony Group Corp.	2.8
4.	Keyence Corp.	2.0
5.	Recruit Holdings Co. Ltd.	1.7
6.	Tokyo Electron Ltd.	1.6
7.	Mitsubishi UFJ Financial Group, Inc.	1.5
8.	Nintendo Co. Ltd.	1.5
9.	Shin-Etsu Chemical Co. Ltd.	1.5
10.	Nidec Corp.	1.4

PORTFOLIO COMPOSITION BY SECTOR AS OF APRIL 30, 2021	PERCENT OF TOTAL INVESTMENTS
Industrials	21.8%
Consumer Discretionary	19.0
Information Technology	13.5
Health Care	9.2
Financials	8.8
Communication Services	8.8
Consumer Staples	7.0
Materials	6.0
Real Estate	3.9
Utilities	1.3
Energy	0.6
Short-Term Investments	0.1

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $55.91 as of April 30, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of April 30, 2021, the closing price was $56.00.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

16	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2021 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Japan ETF
Net Asset Value	June 15, 2018	16.86%	32.08%	5.77%
Market Price		16.46%	32.41%	5.82%

*	Not annualized.

LIFE OF FUND PERFORMANCE (6/15/18 TO 4/30/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on June 15, 2018.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Japan ETF and Morningstar® Japan Target Market Exposure IndexSM from June 15, 2018 to April 30, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Japan Target Market Exposure IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. Morningstar® Japan Target Market Exposure IndexSM is a free float adjusted market capitalization weighted index which consists of stocks traded primarily on the Tokyo Stock Exchange or the Nagoya Stock Exchange. Investors cannot invest directly in an index.

For periods presented prior to the adoption of a unitary fee structure, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over- seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	17

JPMorgan BetaBuilders U.S. Equity ETF (BBUS)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	29.37%
Market Price**	29.49%
Morningstar® US Target Market Exposure IndexSM	29.42%

Net Assets as of 4/30/2021	$505,376,965

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders U.S. Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Target Market Exposure IndexSM (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free-float adjusted market-cap weighted index consisting of equity securities traded primarily in the U.S. Using a “passive” investment approach, the Fund attempts to replicate the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.

HOW DID THE FUND PERFORM?

For the six months ended April 30, 2021, the Fund performed in line with the Underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s exposures to the information technology and financials sectors were leading contributors to absolute performance, while their exposures to the utilities and real estate sectors were the smallest contributors and no sector detracted from absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the information technology and health care sectors and their smallest allocations were to the energy and real estate sectors.

18	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF APRIL 30, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Apple, Inc.	5.6%
2.	Microsoft Corp.	5.1
3.	Amazon.com, Inc.	4.0
4.	Facebook, Inc., Class A	2.1
5.	Alphabet, Inc., Class A	1.9
6.	Alphabet, Inc., Class C	1.9
7.	Tesla, Inc.	1.5
8.	Berkshire Hathaway, Inc., Class B	1.4
9.	JPMorgan Chase & Co.	1.3
10.	Johnson & Johnson	1.1

PORTFOLIO COMPOSITION BY SECTOR AS OF APRIL 30, 2021	PERCENT OF TOTAL INVESTMENTS
Information Technology	26.9%
Health Care	12.7
Consumer Discretionary	12.2
Financials	11.5
Communication Services	11.4
Industrials	8.7
Consumer Staples	5.8
Real Estate	2.7
Materials	2.7
Utilities	2.6
Energy	2.4
Short-Term Investments	0.4

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $76.57 as of April 30, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of April 30, 2021, the closing price was $76.63.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	19

JPMorgan BetaBuilders U.S. Equity ETF (BBUS)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2021 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Equity ETF
Net Asset Value	March 12, 2019	29.37%	48.18%	23.90%
Market Price		29.49%	48.40%	23.95%

*	Not annualized.

LIFE OF FUND PERFORMANCE (3/12/19 TO 4/30/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on March 12, 2019.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders U.S. Equity ETF and the Morningstar® US Target Market Exposure IndexSM from March 12, 2019 to April 30, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® US Target Market Exposure IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. Morningstar® US Target Market Exposure IndexSM is a free float adjusted market capitalization weighted index which consists of stocks traded primarily on the US Stock Exchange. Investors cannot invest directly in an index.

Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

20	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (BBMC)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	39.65%
Market Price**	39.90%
Morningstar® US Mid Cap Target Market Exposure Extended IndexSM	39.68%

Net Assets as of 4/30/2021	$1,706,195,528

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Mid Cap Target Market Exposure Extended IndexSM (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free-float adjusted market-cap weighted index consisting of equity securities traded primarily in the U.S. and targets securities of mid-capitalization companies. Using a “passive” investment approach, the Fund attempts to replicate the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.

HOW DID THE FUND PERFORM?

For the six months ended April 30, 2021, the Fund had a positive absolute return and performed in line with the Underlying

Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s exposures to the consumer discretionary and information technology sectors were leading contributors to absolute performance, while their exposures to the utilities and consumer staples sectors were the smallest contributors and no sector detracted from absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the information technology and consumer discretionary sectors and their smallest allocations were to the utilities and energy sectors.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	21

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (BBMC)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF APRIL 30, 2021		PERCENT OF TOTAL INVESTMENTS
1.	EPAM Systems, Inc.	0.7%
2.	Etsy, Inc.	0.7
3.	HubSpot, Inc.	0.7
4.	Wayfair, Inc., Class A	0.6
5.	Slack Technologies, Inc., Class A	0.6
6.	Occidental Petroleum Corp.	0.6
7.	Horizon Therapeutics plc	0.6
8.	Teradyne, Inc.	0.6
9.	Caesars Entertainment, Inc.	0.6
10.	Generac Holdings, Inc.	0.6

PORTFOLIO COMPOSITION BY SECTOR AS OF APRIL 30, 2021	PERCENT OF TOTAL INVESTMENTS
Information Technology	19.8%
Consumer Discretionary	15.1
Industrials	14.7
Health Care	13.4
Financials	12.8
Real Estate	8.0
Materials	4.4
Energy	2.9
Consumer Staples	2.9
Utilities	2.0
Communication Services	1.8
Others (each less than 1.0%)	0.5
Short-Term Investments	1.7

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $89.21 as of April 30, 2021.
**	Market price return was calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of April 30, 2021, the closing price was $89.23.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

22	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2021 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Net Asset Value	April 14, 2020	39.65%	67.72%	73.03%
Market Price		39.90%	67.26%	73.06%

*	Not annualized.

LIFE OF FUND PERFORMANCE (4/14/20 TO 4/30/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on April 14, 2020.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders U.S. Mid Cap Equity ETF and Morningstar® US Mid Cap Target Market Exposure Extended IndexSM from April 14, 2020 to April 30, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® US Mid Cap Target Market Exposure

Extended IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Morningstar® US Mid Cap Target Market Exposure Extended IndexSM is a free float adjusted market capitalization-weighted index that consists of mid cap U.S. equity securities. Investors cannot invest directly in an index.

Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	23

JPMorgan BetaBuilders U.S. Small Cap Equity ETF (BBSC)

FUND COMMENTARY

FOR THE PERIOD NOVEMBER 16, 2020 (INCEPTION DATE) THROUGH APRIL 30, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	29.07%
Market Price**	29.03%
Morningstar® US Small Cap Target Market Exposure Extended IndexSM	29.13%

Net Assets as of 4/30/2021	$427,573,386

INVESTMENT OBJECTIVE***

The JPMorgan BetaBuilders U.S. Small Cap Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Small Cap Target Market Exposure Extended IndexSM (the “Underlying Index”).

INVESTMENT APPROACH

The Underlying Index is a free float adjusted market-cap weighted index consisting of equity securities traded primarily in the U.S. and targets securities of small-capitalization companies. Using a “passive” investment approach, the Fund attempts to replicate the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.

HOW DID THE FUND PERFORM?

For the period from inception on November 16, 2020 to April 30, 2021, the Fund had a positive absolute return and performed in line with the Underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.

The Fund’s and the Underlying Index’s exposures to the consumer discretionary and industrials sectors were leading contributors to absolute performance, while their exposures to the utilities and consumer staples sectors were the smallest contributors and no sector detracted from absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the health care and information technology sectors and their smallest allocations were to the utilities and consumer staples sectors.

24	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF APRIL 30, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Novavax, Inc.	0.9%
2.	Builders FirstSource, Inc.	0.5
3.	GameStop Corp., Class A	0.5
4.	Tradeweb Markets, Inc., Class A	0.4
5.	Cleveland-Cliffs, Inc.	0.4
6.	Freshpet, Inc.	0.4
7.	Brooks Automation, Inc.	0.4
8.	TopBuild Corp.	0.4
9.	Redfin Corp.	0.4
10.	II-VI, Inc.	0.4

PORTFOLIO COMPOSITION BY SECTOR AS OF APRIL 30, 2021	PERCENT OF TOTAL INVESTMENTS
Health Care	18.5%
Industrials	15.7
Information Technology	15.0
Financials	14.1
Consumer Discretionary	12.9
Real Estate	6.3
Materials	4.1
Communication Services	3.4
Energy	3.3
Consumer Staples	2.9
Utilities	1.5
Short-Term Investments	2.3

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $66.03 as of April 30, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of April 30, 2021, the closing price was $66.01.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	25

JPMorgan BetaBuilders U.S. Small Cap Equity ETF (BBSC)

FUND COMMENTARY

FOR THE PERIOD NOVEMBER 16, 2020 (INCEPTION DATE) THROUGH APRIL 30, 2021 (Unaudited) (continued)

TOTAL RETURNS AS OF APRIL 30, 2021 (Unaudited)
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Net Asset Value	November 16, 2020	29.07%
Market Price		29.03%

*	Not annualized.

LIFE OF FUND PERFORMANCE (11/16/20 TO 4/30/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 16, 2020.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders U.S. Small Cap Equity ETF and Morningstar® US Small Cap Target Market Exposure Extended IndexSM from November 16, 2020 to April 30, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® US Small Cap Target Market Exposure Extended IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Morningstar® US Small Cap Target Market Exposure Extended IndexSM is a free float adjusted market capitalization weighted index that consists of small cap U.S. equity securities. Investors cannot invest directly in an index.

Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

26	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

JPMorgan Carbon Transition U.S. Equity ETF (JCTR)

FUND COMMENTARY

FOR THE PERIOD DECEMBER 9, 2020 (INCEPTION DATE) THROUGH APRIL 30, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	14.38%
Market Price**	14.34%
JPMorgan Asset Management Carbon Transition U.S. Equity Index	14.44%
Russell 1000 Index	14.57%

Net Assets as of 4/30/2021	$25,283,691

INVESTMENT OBJECTIVE***

The JPMorgan Carbon Transition U.S. Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JPM Asset Management Carbon Transition U.S. Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which primarily tracks U.S. large- and mid-cap equity securities and employs a rules-based process designed to capture the performance of companies that have been identified as better positioned to benefit from a transition to a lower carbon economy while also providing broader U.S. market exposure. Companies are evaluated on how effectively they manage emissions, resources and carbon-related risk.

HOW DID THE FUND PERFORM?

For the period from inception on December 9, 2020 to April 30, 2021, the Fund provided a positive absolute return and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. Both the Fund and the Underlying Index underperformed the Russell 1000 Index, which is a more traditional market capitalization weighted index.

The Fund’s and the Underlying Index’s exposures to the financials and information technology sectors were leading contributors to absolute performance, while their exposures to the consumer staples and utilities sectors were the smallest contributors and no sectors detracted from absolute performance.

Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s exposures to the consumer staples and consumer discretionary sectors were leading detractors from performance, while their exposures to the information technology and communication services sectors were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s largest allocations were to the information technology and health care sectors and the smallest allocations were to the energy and utilities sectors.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	27

JPMorgan Carbon Transition U.S. Equity ETF (JCTR)

FUND COMMENTARY

FOR THE PERIOD DECEMBER 9, 2020 (INCEPTION DATE) THROUGH APRIL 30, 2021 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF APRIL 30, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Apple, Inc.	5.6%
2.	Microsoft Corp.	5.1
3.	Amazon.com, Inc.	4.0
4.	Alphabet, Inc., Class A	3.7
5.	Facebook, Inc., Class A	1.8
6.	Johnson & Johnson	1.4
7.	Visa, Inc., Class A	1.3
8.	UnitedHealth Group, Inc.	1.3
9.	NVIDIA Corp.	1.2
10.	Home Depot, Inc. (The)	1.2

PORTFOLIO COMPOSITION BY SECTOR AS OF APRIL 30, 2021	PERCENT OF TOTAL INVESTMENTS
Information Technology	27.5%
Health Care	13.1
Consumer Discretionary	12.9
Financials	11.6
Communication Services	9.3
Industrials	8.5
Consumer Staples	6.0
Real Estate	3.3
Materials	2.9
Energy	2.5
Utilities	2.3
Short-Term Investments	0.1

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $56.19 as of April 30, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of April 30, 2021, the closing price was $56.17.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

28	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

TOTAL RETURNS AS OF APRIL 30, 2021
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan Carbon Transition U.S. Equity ETF
Net Asset Value	December 9, 2020	14.38%
Market Price		14.34%

*	Not annualized.

LIFE OF FUND PERFORMANCE (12/9/20 TO 4/30/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on December 9, 2020.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Carbon Transition U.S. Equity ETF, the JPMorgan Asset Management Carbon Transition U.S. Equity Index, and the Russell 1000 Index from December 9, 2020 to April 30, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the the JPMorgan Asset Management Carbon Transition U.S. Equity Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The JPMorgan Asset Management Carbon Transition U.S. Equity Index is a rules based, proprietary index built to achieve a meaningful reduction in carbon intensity without relying on exclusions or sector deviations. It is a proprietary index designed to reflect the performance of a subset of the U.S. large and mid-cap companies in developed markets that, based on the index rules, are determined to be best positioned to benefit from a transition to a low-carbon economy. The Russell 1000 Index is a market capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	29

JPMorgan Diversified Return Emerging Markets Equity ETF (JPEM)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	25.81%
Market Price**	25.80%
JP Morgan Diversified Factor Emerging Markets Equity Index (net of foreign withholding taxes)	26.88%
FTSE Emerging Index (net of foreign withholding taxes)	21.05%

Net Assets as of 4/30/2021	$191,364,085

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return Emerging Markets Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Emerging Markets Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which provides emerging markets equity exposure, diversified across emerging market regions, super-sectors and individual securities. The Underlying Index uses a proprietary multi-factor stock selection process that utilizes the following characteristics: value, momentum and quality. The Underlying Index methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute return for the six months ended April 30, 2021, and performed in line with the Underlying Index, before considering differences in the net asset value calculations and foreign exchange pricing between the Underlying Index and the Fund and fees and operating expenses incurred by the Fund. The Fund and the Underlying Index outperformed the FTSE Emerging Index, which is a more traditional market capitalization weighted index.

From a sector perspective, the Fund’s and the Underlying Index’s positions in the commodities and industrials super sectors were leading contributors to absolute performance, while their positions in the financials and defensives super sectors were the smallest contributors and no super sector detracted from absolute performance.

From a regional perspective, the Fund’s and the Underlying Index’s positions in Asia Pacific excluding China and in the Europe, Middle East & Africa (EMEA) region were the largest contributors to absolute performance, while their positions in China and Latin America were the smallest contributors and no region detracted from absolute performance.

Relative to the FTSE Emerging Index, the Fund’s and Underlying Index’s multi-factor security selection in China and the consumer super sector were leading contributors to performance, while their multi-factor security selection and underweight positions in Asia Pacific excluding China were leading detractors from relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the defensives and consumer super sectors, while their smallest allocations were to the commodity and financials super sectors. The Fund’s and the Underlying Index’s largest regional allocations were to China and the Asia Pacific region and their smallest allocation was to Latin America.

30	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF APRIL 30, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1.9%
2.	Naspers Ltd., Class N (South Africa)	1.9
3.	Vale SA (Brazil)	1.8
4.	Infosys Ltd. (India)	1.5
5.	Reliance Industries Ltd. (India)	1.2
6.	Sberbank of Russia PJSC (Russia)	1.1
7.	Hindustan Unilever Ltd. (India)	0.9
8.	Kweichow Moutai Co. Ltd., Class A (China)	0.8
9.	LUKOIL PJSC (Russia)	0.8
10.	Ping An Insurance Group Co. of China Ltd., Class H (China)	0.8

PORTFOLIO COMPOSITION BY COUNTRY AS OF APRIL 30, 2021	PERCENT OF TOTAL INVESTMENTS
China	25.4%
Taiwan	12.3
Brazil	11.1
India	9.0
South Africa	6.6
Russia	5.7
Mexico	5.0
Saudi Arabia	3.4
Indonesia	3.3
Thailand	3.1
Malaysia	2.7
Turkey	2.2
Qatar	1.6
Chile	1.6
Kuwait	1.5
United Arab Emirates	1.4
Greece	1.1
Others (each less than 1.0%)	2.9
Short-Term Investments	0.1

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $57.99 as of April 30, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of April 30, 2021, the closing price was $57.66.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	31

JPMorgan Diversified Return Emerging Markets Equity ETF (JPEM)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2021 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return Emerging Markets Equity ETF
Net Asset Value	January 7, 2015	25.81%	37.33%	8.31%	5.07%
Market Price		25.80%	39.13%	8.33%	4.98%

*	Not annualized.

LIFE OF FUND PERFORMANCE (1/07/15 TO 4/30/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on January 7, 2015.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return Emerging Markets Equity ETF, the JP Morgan Diversified Factor Emerging Markets Equity Index and the FTSE Emerging Index from January 7, 2015 to April 30, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor Emerging Markets Equity Index and the FTSE Emerging Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor Emerging Markets Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor Emerging Markets Equity Index. JP Morgan Diversified Factor Emerging Markets Equity Index is comprised of large- and mid-cap equity securities from emerging markets.

Holdings in this index are selected from the constituents of the FTSE Emerging Index. The FTSE Emerging Index is a market-capitalization weighted index and is part of the FTSE Global Equity Index Series. The series includes large- and mid-cap securities from advanced and secondary emerging markets, classified in accordance with FTSE’s transparent Country Classification Review Process. The FTSE Emerging Index provides investors with a comprehensive means of measuring the performance of the most liquid companies in the emerging markets. Investors cannot invest directly in an index.

For periods presented prior to the adoption of a unitary fee structure, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

32	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

JPMorgan Diversified Return International Equity ETF (JPIN)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	25.92%
Market Price**	25.66%
JP Morgan Diversified Factor International Equity Index (net of foreign withholding taxes)	26.56%
FTSE Developed ex North America Index (net of foreign withholding taxes)	29.81%

Net Assets as of 4/30/2021	$870,111,009

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return International Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor International Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of large cap and mid cap equity securities in developed markets outside North America, diversified across sectors, international regions and individual securities. The Underlying Index uses a proprietary multi-factor selection process that utilizes the following characteristics: value, quality and momentum. The Underlying Index methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the six months ended April 30, 2021, and performed in line with the Underlying Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Underlying Index’s valuation calculations, as well as differences due to specific trading limits, the Fund’s small cash allocation and fees and operating expenses incurred by the Fund. The Fund and the Underlying Index underperformed the FTSE Developed ex-North America Index, which is a more traditional market capitalization weighted index.

From a sector perspective, the Fund’s and the Underlying Index’s positions in the consumer discretionary and industrials sectors were leading contributors to absolute performance, while their positions in the health care and real estate sectors were the smallest contributors and no sector detracted from absolute performance.

From a regional perspective, the Fund’s and Underlying Index’s positions in Asia, excluding Japan, and Europe, excluding the U.K., were the largest contributors to absolute performance, while their positions in Japan and the U.K. were the smallest contributors and no region detracted from absolute performance.

Relative to FTSE Developed ex-North America Index, the Fund’s and the Underlying Index’s underweight positions in the financials sector, their overweight positions in the utilities sector and their multi-factor security selection in Europe, excluding the U.K., were leading detractors from performance. The Fund’s and the Underlying Index’s overweight positions in the energy sector, their underweight position in the health care sector and their overweight position in the U.K. were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the consumer discretionary and industrials sectors, while their smallest allocations were to the real estate and energy sectors. By region, the Fund’s and the Underlying Index’s largest allocation was to Asia, including Japan, and their smallest allocations were to the U.K. and continental Europe.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	33

JPMorgan Diversified Return International Equity ETF (JPIN)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF APRIL 30, 2021		PERCENT OF TOTAL INVESTMENTS
1.	LG Corp. (South Korea)	0.5%
2.	Samsung Electronics Co. Ltd. (South Korea)	0.5
3.	Ashtead Group plc (United Kingdom)	0.5
4.	Unilever plc (United Kingdom)	0.5
5.	Kakao Corp. (South Korea)	0.5
6.	Sonova Holding AG (Registered) (Switzerland)	0.5
7.	Kesko OYJ, Class B (Finland)	0.5
8.	Xinyi Glass Holdings Ltd. (Hong Kong)	0.5
9.	Ansell Ltd. (Australia)	0.5
10.	Rio Tinto plc (Australia)	0.5

PORTFOLIO COMPOSITION BY COUNTRY AS OF APRIL 30, 2021	PERCENT OF TOTAL INVESTMENTS
Japan	27.9%
United Kingdom	16.4
Australia	10.0
South Korea	8.4
Sweden	4.3
Hong Kong	4.1
France	3.8
Germany	3.1
Netherlands	2.6
Finland	2.2
Singapore	2.1
Switzerland	2.1
Spain	1.6
Italy	1.5
China	1.3
Others (each less than 1.0%)	7.1
Short-Term Investments	1.5

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $62.15 as of April 30, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of April 30, 2021, the closing price was $62.05.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

34	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2021 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return International Equity ETF
Net Asset Value	November 5, 2014	25.92%	36.79%	7.09%	5.86%
Market Price		25.66%	37.24%	7.09%	5.83%

*	Not annualized.

LIFE OF FUND PERFORMANCE (11/5/14 TO 4/30/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 5, 2014.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return International Equity ETF, the JP Morgan Diversified Factor International Equity Index and the FTSE Developed ex North America Index from November 5, 2014 to April 30, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor International Equity Index and the FTSE Developed ex North America Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor International Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor International Equity Index. JP Morgan Diversified Factor International Equity Index is comprised of large- and mid-cap equity securities from developed global markets (excluding North

America). Holdings in this index are selected from the constituents of the FTSE Developed ex North America Index. The FTSE Developed ex North America Index is a market-capitalization weighted index representing the performance of large- and mid-cap stocks in developed markets, excluding the U.S. and Canada. The index is derived from the FTSE Global Equity Index Series, which covers 98% of the world’s investable market capitalization. Investors cannot invest directly in an index.

For periods presented prior to the adoption of a unitary fee structure, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	35

JPMorgan Diversified Return U.S. Equity ETF (JPUS)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	30.38%
Market Price**	30.45%
JP Morgan Diversified Factor US Equity Index	30.52%
Russell 1000 Index	30.03%

Net Assets as of 4/30/2021	$674,391,548

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return U.S. Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of large cap and mid cap equity securities of U.S. companies, diversified across sectors and securities. The Underlying Index uses a rules based proprietary multi-factor selection process that utilizes the following characteristics: value, momentum and quality. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the six months ended April 30, 2021, and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. Both the Fund and the Underlying Index outperformed the Russell 1000 Index, which is a more traditional market capitalization weighted index.

The Fund’s and the Underlying Index’s positions in the consumer discretionary and basic materials sectors were leading contributors to absolute performance, while their positions in the telecommunications and consumer staples sectors were the smallest contributors and no sectors detracted from absolute performance.

Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s multi-factor security selection and underweight position in the technology sector and their overweight position in the energy sector were leading contributors to performance, while their overweight position in the utilities sector and their multi-factor security selection in the energy sector and their underweight position in the financials sector were leading detractors from relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the consumer discretionary and health care sectors, while the smallest allocations were to the telecommunications and real estate sectors.

36	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF APRIL 30, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Alphabet, Inc., Class A	0.6%
2.	Microsoft Corp.	0.6
3.	Apple, Inc.	0.6
4.	UnitedHealth Group, Inc.	0.5
5.	Nucor Corp.	0.5
6.	NVIDIA Corp.	0.5
7.	Johnson & Johnson	0.5
8.	Facebook, Inc., Class A	0.5
9.	Steel Dynamics, Inc.	0.5
10.	Williams-Sonoma, Inc.	0.5

PORTFOLIO COMPOSITION BY SECTOR AS OF APRIL 30, 2021	PERCENT OF TOTAL INVESTMENTS
Consumer Staples	12.4%
Health Care	11.9
Utilities	11.8
Technology	9.8
Industrials	9.7
Financials	8.8
Basic Materials	8.5
Real Estate	8.1
Consumer Discretionary	7.6
Telecommunications	5.1
Energy	4.2
Short-Term Investments	2.1

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $94.98 as of April 30, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of April 30, 2021, the closing price was $95.01.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	37

JPMorgan Diversified Return U.S. Equity ETF (JPUS)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2021 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Equity ETF
Net Asset Value	September 29, 2015	30.38%	46.52%	13.30%	14.07%
Market Price		30.45%	46.66%	13.30%	14.07%

*	Not annualized.

LIFE OF FUND PERFORMANCE (9/29/15 TO 4/30/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on September 29, 2015.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Equity ETF, the JP Morgan Diversified Factor US Equity Index, and the Russell 1000 Index from September 29, 2015 to April 30, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor US Equity Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor US Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor US Equity Index. JP Morgan Diversified Factor US Equity Index is comprised of U.S. large- and mid-cap equity securities. Holdings in this index are selected from the constituents of the Russell 1000 Index. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

For periods presented prior to the adoption of a unitary fee structure, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

38	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

JPMorgan Diversified Return U.S. Mid Cap Equity ETF (JPME)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	34.74%
Market Price**	34.90%
JP Morgan Diversified Factor US Mid Cap Equity Index	34.92%
Russell Midcap Index	35.42%

Net Assets as of 4/30/2021	$242,432,252

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return U.S. Mid Cap Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Mid Cap Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which tracks mid cap equity securities of U.S. companies, diversified across sectors and securities. The Underlying Index uses a proprietary multi-factor selection process that utilizes the following characteristics: value, momentum and quality. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the six months ended April 30, 2021, and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. The Fund and the Underlying Index underperformed the Russell Midcap Index, which is a more traditional market capitalization weighted index.

The Fund’s and the Underlying Index’s positions in the consumer discretionary and basic materials sectors were leading contributors to absolute performance, while their positions in the telecommunications and consumer staples were the smallest contributors and no sector detracted from absolute performance.

Relative to the Russell Midcap Index, the Fund and the Underlying Index’s overweight positions in the utilities sector and their multi-factor security selection in the consumer discretionary sector were leading detractors from performance, while the Fund’s and Underlying Index’s overweight positions in the energy sector and their overweight positions in the basic materials sector were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the consumer discretionary and health care sectors and their smallest allocations were to the telecommunications and real estate sectors.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	39

JPMorgan Diversified Return U.S. Mid Cap Equity ETF (JPME)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF APRIL 30, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Nucor Corp.	0.5%
2.	Olin Corp.	0.5
3.	Steel Dynamics, Inc.	0.5
4.	Williams-Sonoma, Inc.	0.5
5.	IQVIA Holdings, Inc.	0.5
6.	Lennar Corp., Class A	0.5
7.	Avery Dennison Corp.	0.4
8.	Interpublic Group of Cos., Inc. (The)	0.4
9.	Reliance Steel & Aluminum Co.	0.4
10.	Tractor Supply Co.	0.4

PORTFOLIO COMPOSITION BY SECTOR AS OF APRIL 30, 2021	PERCENT OF TOTAL INVESTMENTS
Health Care	11.7%
Industrials	11.2
Financials	10.0
Basic Materials	9.9
Technology	9.7
Utilities	9.5
Real Estate	9.1
Consumer Staples	8.5
Consumer Discretionary	8.4
Energy	4.7
Telecommunications	3.7
Short-Term Investments	3.6

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $86.58 as of April 30, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of April 30, 2021, the closing price was $86.62.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

40	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2021 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Net Asset Value	May 11, 2016	34.74%	54.89%	13.40%
Market Price		34.90%	54.72%	13.41%

*	Not annualized.

LIFE OF FUND PERFORMANCE (5/11/16 TO 4/30/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on May 11, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Mid Cap Equity ETF, JP Morgan Diversified Factor US Mid Cap Equity Index, and the Russell Midcap Index from May 11, 2016 to April 30, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor US Mid Cap Equity Index and Russell Midcap Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor US Mid Cap Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor US Mid Cap Equity Index. The JP Morgan Diversified Factor US Mid Cap Equity Index is comprised of U.S. mid-cap equity securities. Holdings in this index are selected from the Russell Midcap Index. The Russell Midcap Index is a market-capitalization weighted index which measures the performance of the 800 smallest companies in the Russell 1000 Index. Investors cannot invest directly in an index.

For periods presented prior to the adoption of a unitary fee structure, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	41

JPMorgan Diversified Return U.S. Small Cap Equity ETF (JPSE)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	49.93%
Market Price**	49.50%
JP Morgan Diversified Factor US Small Cap Equity Index	50.04%
Russell 2000 Index	48.06%

Net Assets as of 4/30/2021	$169,746,636

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return U.S. Small Cap Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Small Cap Equity Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which tracks small cap equity securities of U.S. companies, diversified across sectors and securities. The Underlying Index uses a proprietary multi-factor selection process that utilizes the following characteristics: value, momentum and quality. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the six months ended April 30, 2021, and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. Both the Fund and the Underlying Index outperformed the Russell 2000 Index, which is a more traditional market capitalization weighted index.

The Fund’s and the Underlying Index’s positions in the consumer discretionary and energy sectors were leading contributors to absolute performance, while their positions in the consumer staples and telecommunications sectors were the smallest contributors and no sector detracted from absolute performance.

Relative to the Russell 2000 Index, the Fund’s and the Underlying Index’s overweight positions in the energy sector and their underweight positions in the health care sectors were leading contributors to performance, while their multi-factor security selections in both the consumer discretionary and consumer staples sectors were leading detractors from relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the consumer discretionary and technology sectors and their smallest allocations were to the telecommunications and consumer staples sectors.

42	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF APRIL 30, 2021		PERCENT OF TOTAL INVESTMENTS
1.	STAAR Surgical Co.	0.4%
2.	UFP Industries, Inc.	0.4
3.	Builders FirstSource, Inc.	0.3
4.	Brooks Automation, Inc.	0.3
5.	Abercrombie & Fitch Co., Class A	0.3
6.	Novavax, Inc.	0.3
7.	Omnicell, Inc.	0.3
8.	YETI Holdings, Inc.	0.3
9.	Chart Industries, Inc.	0.3
10.	Avient Corp.	0.3

PORTFOLIO COMPOSITION BY SECTOR AS OF APRIL 30, 2021	PERCENT OF TOTAL INVESTMENTS
Financials	11.9%
Industrials	11.4
Technology	10.3
Health Care	10.0
Basic Materials	9.7
Consumer Discretionary	8.5
Real Estate	8.1
Energy	5.9
Consumer Staples	5.5
Utilities	4.9
Telecommunications	3.3
Short-Term Investments	10.5

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $42.97 as of April 30, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of April 30, 2021, the closing price was $42.95.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	43

JPMorgan Diversified Return U.S. Small Cap Equity ETF (JPSE)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2021 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Small Cap Equity ETF
Net Asset Value	November 15, 2016	49.93%	75.79%	14.22%
Market Price		49.50%	76.14%	14.21%

*	Not annualized.

LIFE OF FUND PERFORMANCE (11/15/16 TO 4/30/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 15, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Small Cap Equity ETF, the JP Morgan Diversified Factor US Small Cap Equity Index, and the Russell 2000 Index from November 15, 2016 to April 30, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor US Small Cap Equity Index and Russell 2000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor US Small Cap Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor US Small Cap Equity Index. The JP Morgan Diversified Factor US Small Cap Equity Index is comprised of U.S. large- and mid-cap equity securities. Holdings in this index are selected from the Russell 2000 Index. The Russell 2000 Index is an unmanaged index, measuring performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.

For periods presented prior to the adoption of a unitary fee structure, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

44	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

JPMorgan Emerging Markets Equity Core ETF (JEMA)

FUND COMMENTARY

FOR THE PERIOD MARCH 10, 2021 (INCEPTION DATE) THROUGH APRIL 30, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	2.96%
Market Price**	3.23%
MSCI Emerging Markets Index	1.96%

Net Assets as of 4/30/2021	$98,830,934

INVESTMENT OBJECTIVE***

The JPMorgan Emerging Markets Equity Core ETF (the “Fund”) seeks to provide long term capital appreciation.

INVESTMENT APPROACH

The Fund invests primarily in equity securities economically tied to emerging markets and seeks to outperform the MSCI Emerging Markets Index (the “Index”) over time while maintaining similar risk characteristics. The Fund allocates investments opportunistically in actively managed emerging market equity strategies across countries, regions, styles and all market capitalizations

HOW DID THE FUND PERFORM?

For the period from inception on March 10, 2021 to April 30, 2021, the Fund had a positive absolute return and outperformed the Index.

Relative to the Index, the Fund’s security selections in the consumer discretionary and information technology sectors were leading contributors to performance, while the Fund’s security selection in the financials sector and its underweight position in the materials sector were leading detractors from relative performance.

By country, the Fund’s security selections in China and Taiwan were leading contributors to performance relative to the Index. The Fund’s security selection in India and its underweight position in Saudi Arabia were leading detractors from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in AU Optronics Corp. and Country Garden Services Holding Co. and its underweight position in Baidu Inc. Shares of AU Optronics, a Taiwanese manufacturer of liquid crystal display monitors and solar energy equipment, rose after the company reported continued growth in monthly revenue. Shares of Country Garden Services Holding, a Hong Kong property management services provider, rose after the company forecast strong growth in revenue and profit in 2021. Shares of Baidu, a Chinese internet search and advertising company not held in the Fund, fell amid investor concerns that large technology companies could face greater scrutiny from government regulators in China.

Leading individual detractors from relative performance included the Fund’s overweight positions in Ping An Insurance Co. and HDFC Bank Ltd. and its underweight position in China Steel Corp. Shares of Ping An Insurance, a Chinese financial services company, fell after the company reported a 4.2% drop in 2020 earnings and disclosed it had an estimated exposure of $8.5 billion in troubled China Fortune Land Development Co. Shares of HDFC Bank, an Indian banking company, fell amid a worsening pandemic in India during the period. Shares of China Steel, a Taiwanese steel manufacturer not held in the Fund, rose amid rising prices for iron ore and rising demand for steel during the period.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s largest overweight allocations relative to the Benchmark were to the consumer staples and information technology sectors and its largest underweight allocations were to the utilities and real estate sectors. By country, the Fund’s largest overweight allocations were to Russia and Taiwan and its largest underweight positions were in South Korea and Saudi Arabia.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	45

JPMorgan Emerging Markets Equity Core ETF (JEMA)

FUND COMMENTARY

FOR THE PERIOD MARCH 10, 2021 (INCEPTION DATE) THROUGH APRIL 30, 2021 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF APRIL 30, 2021		PERCENT OF TOTAL INVESTMENTS
1.	iShares MSCI India ETF (United States)	8.3%
2.	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	5.1
3.	Tencent Holdings Ltd. (China)	4.8
4.	Alibaba Group Holding Ltd. (China)	4.2
5.	Samsung Electronics Co. Ltd. (South Korea)	3.5
6.	Ping An Insurance Group Co. of China Ltd., Class H (China)	2.2
7.	China Merchants Bank Co. Ltd., Class H (China)	1.4
8.	Meituan (China)	1.3
9.	Sberbank of Russia PJSC, ADR (Russia)	1.1
10.	Wal-Mart de Mexico SAB de CV (Mexico)	1.0

PORTFOLIO COMPOSITION BY COUNTRY AS OF APRIL 30, 2021	PERCENT OF TOTAL INVESTMENTS
China	38.1%
Taiwan	16.4
South Korea	11.2
United States	9.4
Russia	5.5
Brazil	3.8
Mexico	2.6
South Africa	2.5
Hong Kong	2.4
Saudi Arabia	1.3
Indonesia	1.2
Thailand	1.0
Others (each less than 1.0%)	4.5
Short-Term Investments	0.1

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $49.42 as of April 30, 2021.
**	Market price return was calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of April 30, 2021, the closing price was $49.55.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

46	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

TOTAL RETURNS AS OF APRIL 30, 2021 (Unaudited)
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan Emerging Markets Equity Core ETF
Net Asset Value	March 10, 2021	2.96%
Market Price		3.23%

*	Not annualized.

LIFE OF FUND PERFORMANCE (3/10/21 TO 4/30/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on March 10, 2021.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Emerging Markets Equity Core ETF and MSCI Emerging Markets Index from March 10, 2021 to April 30, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI Emerging Markets Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. MSCI Emerging Markets Index is a free float adjusted market capitalization-weighted index measuring emerging market equity performance. Investors cannot invest directly in an index.

Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some over- seas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	47

JPMorgan International Growth ETF (JIG)

FUND COMMENTARY

FOR THE PERIOD MAY 20, 2020 (INCEPTION DATE) THROUGH APRIL 30, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	19.55%
Market Price**	19.06%
MSCI All Country World ex-U.S. Growth Index	20.14%

Net Assets as of 4/30/2021	$63,974,164

INVESTMENT OBJECTIVE***

The JPMorgan International Growth ETF (the “Fund”) seeks long term capital appreciation.

INVESTMENT APPROACH

The Fund employs a fundamental bottom-up approach that seeks to identify companies with strong growth and quality characteristics.

HOW DID THE FUND PERFORM?

For the six months ended April 30, 2021, the Fund underperformed the MSCI All Country World ex-U.S. Growth Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s security selections in the financials and industrials sectors were leading detractors from performance, while the Fund’s security selections in the technology and health care sectors were leading contributors to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Alibaba and Magazine Luiza SA and its underweight position in Samsung Electronics Co. Shares of Alibaba Group Holding, an electronic commerce conglomerate based in China, fell amid an antitrust review by Chinese regulators that resulted in a $2.8 billion fine against the company. Shares of Magazine Luiza, a Brazilian consumer goods retailer, fell amid the continued spread of COVID-19 in Brazil. Shares of Samsung Electronics, a South Korean consumer electronics manufacturer, rose amid better-than-expected results for the first quarter of 2021.

Leading individual contributors to relative performance included the Fund’s overweight positions in Weimob Inc., ASML Holding NV and Sea Ltd. Shares of Weimob, a Hong Kong provider of cloud-based commerce services to small and midsize businesses, rose amid investor expectations for an accelerated growth phase within the cloud services sector in 2021 and 2022. Shares of ASML Holding, a Dutch maker of semiconductor manufacturing equipment, rose amid investor expectations the company would benefit from Intel Corp.’s planned $20 billion expansion of its manufacturing capacity. Shares of Sea, an online gaming and electronic commerce provider based in Singapore, rose amid growth in consumer demand for online services and entertainment.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s largest allocations were to the consumer discretionary and technology sectors and health care sectors and the smallest allocations were to the real estate and telecommunications sectors.

48	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF APRIL 30, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	5.2%
2.	Tencent Holdings Ltd. (China)	4.4
3.	ASML Holding NV (Netherlands)	4.0
4.	Nestle SA (Registered) (Switzerland)	3.8
5.	LVMH Moet Hennessy Louis Vuitton SE (France)	3.3
6.	L’Oreal SA (France)	2.6
7.	Sony Group Corp. (Japan)	2.5
8.	AIA Group Ltd. (Hong Kong)	2.5
9.	Diageo plc (United Kingdom)	2.3
10.	Keyence Corp. (Japan)	2.2

PORTFOLIO COMPOSITION BY COUNTRY AS OF APRIL 30, 2021	PERCENT OF TOTAL INVESTMENTS
China	12.6%
Japan	11.0
United Kingdom	9.5
Netherlands	7.7
Taiwan	6.9
Switzerland	6.8
Hong Kong	5.9
France	5.9
Germany	5.9
Denmark	4.6
Canada	3.6
Sweden	3.3
Australia	2.7
United States	2.4
Saudi Arabia	2.0
Finland	1.6
Indonesia	1.5
Spain	1.5
South Korea	1.4
India	1.2
Brazil	1.0
Poland	1.0

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $75.26 as of April 30, 2021.
**	Market price return was calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of April 30, 2021, the closing price was $75.12.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	49

JPMorgan International Growth ETF (JIG)

FUND COMMENTARY

FOR THE PERIOD MAY 20, 2020 (INCEPTION DATE) THROUGH APRIL 30, 2021 (Unaudited) (continued)

TOTAL RETURNS AS OF APRIL 30, 2021 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	CUMULATIVE SINCE INCEPTION
JPMorgan International Growth ETF
Net Asset Value	May 20, 2020	19.55%	45.27%
Market Price		19.06%	45.00%

*	Not annualized.

LIFE OF FUND PERFORMANCE (5/20/20 TO 4/30/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on May 20, 2020.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan International Growth ETF and the MSCI All Country World Index ex USA Growth from May 20, 2020 to April 30, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI All Country World Index ex USA Growth does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The MSCI All Country World Index ex USA Growth measures the performance of growth stocks in equity markets outside the U.S. Investors cannot invest directly in an index.

Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

50	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

JPMorgan U.S. Dividend ETF (JDIV)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	41.57%
Market Price**	41.75%
JP Morgan US Dividend Index	41.61%
Russell 1000 Index	30.03%

Net Assets as of 4/30/2021	$28,922,801

INVESTMENT OBJECTIVE***

The JPMorgan U.S. Dividend ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Dividend Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which consists of large and mid cap U.S. equity securities selected to provide exposure to the highest dividend yielding sectors on a risk adjusted basis. The Underlying Index uses a proprietary selection process that seeks to identify companies within each sector that have higher dividend yields over a rolling twelve month period. Within each sector, individual equity securities are also weighted to diversify risk. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a postive absolute performance for the six months ended April 30, 2021 and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. The Fund and the

Underlying Index outperformed the Russell 1000 Index, which is a more traditional market capitalization weighted index.

On an absolute basis, the Fund’s and the Underlying Index’s positions in the consumer discretionary and energy sectors were leading contributors to performance, while their positions in the telecommunications and consumer staples sectors were the smallest contributors and no sector detracted from absolute performance.

Relative the Russell 1000 Index, the Fund’s and the Underlying Index’s security selection in the consumer discretionary sector and their overweight positions and security selection in the energy sector were leading contributors to performance, while their overweight positions in the utilities sector and underweight positions in the financials sector were the leading detractors from relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the utilities and consumer discretionary sectors and their smallest allocations were to the telecommunications and financials sectors.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	51

JPMorgan U.S. Dividend ETF (JDIV)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF APRIL 30, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Olin Corp.	0.9%
2.	Nucor Corp.	0.7
3.	Johnson & Johnson	0.7
4.	United Parcel Service, Inc., Class B	0.7
5.	Medtronic plc	0.7
6.	UnitedHealth Group, Inc.	0.7
7.	HP, Inc.	0.7
8.	FirstEnergy Corp.	0.6
9.	AbbVie, Inc.	0.6
10.	Invesco Ltd.	0.6

PORTFOLIO COMPOSITION BY SECTOR AS OF APRIL 30, 2021	PERCENT OF TOTAL INVESTMENTS
Utilities	17.2%
Consumer Staples	16.5
Real Estate	8.8
Health Care	8.5
Basic Materials	8.2
Financials	8.2
Industrials	8.0
Telecommunications	7.8
Technology	5.9
Consumer Discretionary	5.8
Energy	4.9
Short-Term Investments	0.2

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $32.14 as of April 30, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of April 30, 2021, the closing price was $32.11.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

52	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2021 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan U.S. Dividend ETF
Net Asset Value	November 8, 2017	41.57%	56.41%	11.73%
Market Price		41.75%	56.26%	11.70%

*	Not annualized.

LIFE OF FUND PERFORMANCE (11/8/17 TO 4/30/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 8, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Dividend ETF, the JP Morgan US Dividend Index, and the Russell 1000 Index from November 8, 2017 to April 30, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Dividend Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Dividend Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Dividend

Index. The JP Morgan US Dividend Index contains U.S. large- and mid-cap equity securities from the Russell 1000 Index using a rules-based factor selection process. The Underlying Index is designed to provide exposure to the highest dividend yielding sectors on a risk adjusted basis, meaning that the index will establish sector weights by considering both the yield of the sector and the relative volatility of sector returns. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

For periods presented prior to the adoption of a unitary fee structure, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	53

JPMorgan U.S. Minimum Volatility ETF (JMIN)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	21.52%
Market Price**	21.90%
JP Morgan US Minimum Volatility Index	21.61%
Russell 1000 Index	30.03%

Net Assets as of 4/30/2021	$19,126,834

INVESTMENT OBJECTIVE***

The JPMorgan U.S. Minimum Volatility ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Minimum Volatility Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which consists of large and mid cap U.S. equity securities and is designed so that it targets lower volatility than the Russell 1000 Index. The Underlying Index is designed to distribute risk among sectors and stocks in order to seek to minimize the overall portfolio volatility based upon the parameters of the rule-based process. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute return for the six months ended April 30, 2021 and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. The Fund and the Underlying

Index underperformed the Russell 1000 Index, which is a more traditional market capitalization weighted equity index.

In terms of absolute performance, the Fund’s and the Underlying Index’s positions in the health care and consumer staples sectors were leading contributors to performance, while their positions in the telecommunication and real estate sectors were the smallest contributors and no sector detracted from absolute performance.

Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s overweight positions in the utilities and consumer staples sectors were leading detractors from performance, while their overweight positions in the energy sector and their underweight positions in the technology sector were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the health care and consumer staples sectors and their smallest allocations were to the real estate and telecommunications and sectors.

54	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF APRIL 30, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Microsoft Corp.	0.8%
2.	West Pharmaceutical Services, Inc.	0.7
3.	UnitedHealth Group, Inc.	0.7
4.	United Parcel Service, Inc., Class B	0.7
5.	Bio-Techne Corp.	0.7
6.	Danaher Corp.	0.7
7.	ANSYS, Inc.	0.7
8.	Linde plc (United Kingdom)	0.7
9.	Zoetis, Inc.	0.7
10.	McDonald’s Corp.	0.7

PORTFOLIO COMPOSITION BY SECTOR AS OF APRIL 30, 2021	PERCENT OF TOTAL INVESTMENTS
Health Care	20.2%
Consumer Staples	19.5
Utilities	18.1
Real Estate	5.6
Industrials	5.3
Consumer Discretionary	5.3
Financials	5.2
Technology	5.2
Basic Materials	5.2
Telecommunications	5.1
Energy	4.6
Short-Term Investments	0.7

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $34.78 as of April 30, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of April 30, 2021, the closing price was $34.78.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	55

JPMorgan U.S. Minimum Volatility ETF (JMIN)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2021 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan U.S. Minimum Volatility ETF
Net Asset Value	November 8, 2017	21.52%	32.05%	12.54%
Market Price		21.90%	32.24%	12.54%

*	Not annualized.

LIFE OF FUND PERFORMANCE (11/8/17 TO 4/30/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 8, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Minimum Volatility ETF, the JP Morgan US Minimum Volatility Index, and the Russell 1000 Index from November 8, 2017 to April 30, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Minimum Volatility Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Minimum Volatility Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Minimum Volatility Index. The JP Morgan

US Minimum Volatility Index contains U.S. large- and mid-cap equity securities selected from the Russell 1000 Index, using a rules-based factor selection process. The Underlying Index is designed to distribute risk among sectors and stocks in order to seek to minimize the overall portfolio volatility based upon the parameters of the rules-based process. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

For periods presented prior to the adoption of a unitary fee structure, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

56	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

JPMorgan U.S. Momentum Factor ETF (JMOM)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	23.83%
Market Price**	23.83%
JP Morgan US Momentum Factor Index	23.93%
Russell 1000 Index	30.03%

Net Assets as of 4/30/2021	$176,545,086

INVESTMENT OBJECTIVE***

The JPMorgan U.S. Momentum Factor ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Momentum Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of U.S. large and mid cap securities selected to represent positive momentum factor characteristics. The Underlying Index uses a proprietary selection process that utilizes a momentum factor to identify the companies that have had better recent performance compared with other companies. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the six months ended April 30, 2021 and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. The Fund under-

performed the Russell 1000 Index, which is a more traditional market capitalization weighted index.

On an absolute basis, the Fund’s and the Underlying Index’s allocations to the technology and industrials sectors were leading contributors to performance, while the Fund’s and the Underlying Index’s allocations to the utilities and consumer staples sectors were the smallest contributors and no sector detracted from absolute performance.

Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s security selections in the technology and financials sectors were leading detractors from performance, while the Fund’s and Underlying Index’s security selections in the health care and utilities sector were the smallest detractors and no sector contributed to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and Underlying Index’s largest allocations were to the technology and consumer discretionary sectors and their smallest allocations were to the basic materials and energy sectors.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	57

JPMorgan U.S. Momentum Factor ETF (JMOM)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF APRIL 30, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Tesla, Inc.	2.2%
2.	Amazon.com, Inc.	2.0
3.	Microsoft Corp.	1.9
4.	NVIDIA Corp.	1.8
5.	Home Depot, Inc. (The)	1.8
6.	Apple, Inc.	1.8
7.	Visa, Inc., Class A	1.7
8.	Mastercard, Inc., Class A	1.7
9.	PayPal Holdings, Inc.	1.6
10.	Adobe, Inc.	1.3

PORTFOLIO COMPOSITION BY SECTOR AS OF APRIL 30, 2021	PERCENT OF TOTAL INVESTMENTS
Technology	26.5%
Consumer Discretionary	16.6
Industrials	14.5
Health Care	12.6
Financials	10.8
Consumer Staples	4.9
Telecommunications	3.2
Real Estate	3.1
Energy	2.7
Utilities	2.6
Basic Materials	2.0
Short-Term Investments	0.5

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $41.54 as of April 30, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of April 30, 2021, the closing price was $41.60.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

58	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2021 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan U.S. Momentum Factor ETF
Net Asset Value	November 8, 2017	23.83%	48.48%	17.06%
Market Price		23.83%	48.44%	17.10%

*	Not annualized.

LIFE OF FUND PERFORMANCE (11/8/17 TO 4/30/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 8, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Momentum Factor ETF, the JP Morgan US Momentum Factor Index, and the Russell 1000 Index from November 8, 2017 to April 30, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Momentum Factor Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Momentum Factor Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Momentum Factor Index. The JP Morgan US Momentum Factor Index contains U.S. large- and mid-cap equity securities selected from the Russell 1000 Index, using a rules-based risk allocation and factor selection process. It is designed to reflect a sub-set of U.S. securities selected utilizing a momentum factor to identify companies that have had better recent performance compared to other securities without undue concentration in individual securities. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

For periods presented prior to the adoption of a unitary fee structure, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	59

JPMorgan U.S. Quality Factor ETF (JQUA)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	26.12%
Market Price**	26.14%
JP Morgan US Quality Factor Index	26.17%
Russell 1000 Index	30.03%

Net Assets as of 4/30/2021	$334,787,291

INVESTMENT OBJECTIVE***

The JPMorgan U.S. Quality Factor ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Quality Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which consists of large and mid cap U.S. equity securities selected to represent quality factor characteristics. The Underlying Index uses a proprietary selection process that utilizes a quality factor to identify higher quality companies relative to their sector peers as measured by profitability, quality of earnings and solvency. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the six months ended April 30, 2021 and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. Both the Fund and the Underlying Index underperformed the Russell 1000 Index, which is a more traditional market capitalization weighted index.

On an absolute basis, the Fund’s and the Underlying Index’s allocations to the technology and industrials sectors were leading contributors to performance, while the Fund’s and the Underlying Index’s allocations to utilities and basic materials sectors were the smallest contributors and no sector detracted from absolute performance.

Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s security selections in the financials and industrials sectors were leading detractors from performance. The Fund’s and the Underlying Index’s security selections in the technology and utilities sectors were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the technology and consumer discretionary sectors and their smallest allocations were to the basic materials and energy sectors.

60	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF APRIL 30, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Alphabet, Inc., Class A	2.0%
2.	Microsoft Corp.	2.0
3.	Facebook, Inc., Class A	2.0
4.	Visa, Inc., Class A	1.9
5.	NVIDIA Corp.	1.8
6.	Home Depot, Inc. (The)	1.8
7.	Apple, Inc.	1.7
8.	Johnson & Johnson	1.7
9.	Mastercard, Inc., Class A	1.7
10.	Procter & Gamble Co. (The)	1.6

PORTFOLIO COMPOSITION BY SECTOR AS OF APRIL 30, 2021	PERCENT OF TOTAL INVESTMENTS
Technology	26.9%
Consumer Discretionary	16.8
Industrials	14.2
Health Care	12.0
Financials	10.7
Consumer Staples	5.0
Real Estate	3.3
Telecommunications	3.2
Utilities	2.6
Energy	2.5
Basic Materials	1.9
Short-Term Investments	0.9

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $39.39 as of April 30, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of April 30, 2021, the closing price was $39.41.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	61

JPMorgan U.S. Quality Factor ETF (JQUA)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2021 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan U.S. Quality Factor ETF
Net Asset Value	November 8, 2017	26.12%	40.12%	16.04%
Market Price		26.14%	39.89%	16.05%

*	Not annualized.

LIFE OF FUND PERFORMANCE (11/8/17 TO 4/30/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 8, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Quality Factor ETF, the JP Morgan US Quality Factor Index, and the Russell 1000 Index from November 8, 2017 to April 30, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Quality Factor Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Quality Factor Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Quality Factor Index. The JP Morgan US Quality Factor Index contains U.S. large- and mid-cap equity securities selected from the Russell 1000 Index, using a rules-based risk allocation and factor selection process. It is designed to reflect a sub-set of U.S. securities selected utilizing a quality factor to identifying higher quality companies as measured by profitability, solvency, and earnings quality without undue concentration in individual securities. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

For periods presented prior to the adoption of a unitary fee structure, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

62	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

JPMorgan U.S. Value Factor ETF (JVAL)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value*	43.84%
Market Price**	44.27%
JP Morgan US Value Factor Index	43.94%
Russell 1000 Index	30.03%

Net Assets as of 4/30/2021	$741,033,859

INVESTMENT OBJECTIVE***

The JPMorgan U.S. Value Factor ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Value Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which consists of large and mid cap U.S. equity securities selected to represent value factor characteristics. The Underlying Index uses a proprietary selection process that utilizes a value factor to identify companies of attractive prices relative to their sector peers based on fundamental characteristics of book yield, earnings yield, dividend yield and cash flow yield. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute return for the six months ended April 30, 2021 and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. The Fund and the Underlying

Index outperformed the Russell 1000 Index, which is a more traditional market capitalization weighted index.

On an absolute basis, the Fund’s and the Underlying Index’s allocations to the technology and consumer discretionary sectors were leading contributors to performance, while the Fund’s and the Underlying Index’s allocations to the utilities and real estate sectors were the smallest contributors and no sector detracted from absolute performance.

Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s security selections in the consumer discretionary and technology sectors were leading contributors to performance, while their security selection in the energy sector was the sole sector detractor from relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the technology and consumer discretionary sectors and their smallest allocations were to the real estate and basic materials sectors.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	63

JPMorgan U.S. Value Factor ETF (JVAL)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2021 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO AS OF APRIL 30, 2021		PERCENT OF TOTAL INVESTMENTS
1.	Facebook, Inc., Class A	2.0%
2.	Alphabet, Inc., Class A	1.8
3.	Microsoft Corp.	1.8
4.	Apple, Inc.	1.7
5.	UnitedHealth Group, Inc.	1.7
6.	Johnson & Johnson	1.6
7.	Intel Corp.	1.2
8.	AT&T, Inc.	1.1
9.	Cisco Systems, Inc.	1.1
10.	Walmart, Inc.	1.0

PORTFOLIO COMPOSITION BY SECTOR AS OF APRIL 30, 2021	PERCENT OF TOTAL INVESTMENTS
Technology	26.5%
Consumer Discretionary	16.0
Industrials	14.2
Health Care	12.4
Financials	10.7
Consumer Staples	5.0
Telecommunications	3.3
Real Estate	3.1
Utilities	2.7
Energy	2.6
Basic Materials	1.8
Short-Term Investments	1.7

*	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $35.63 as of April 30, 2021.
**	Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of April 30, 2021, the closing price was $35.61.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

64	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2021 (Unaudited)
	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan U.S. Value Factor ETF
Net Asset Value	November 8, 2017	43.84%	58.38%	13.61%
Market Price		44.27%	57.80%	13.59%

*	Not annualized.

LIFE OF FUND PERFORMANCE (11/8/17 TO 4/30/21)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 8, 2017.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Value Factor ETF, the JP Morgan US Value Factor Index, and the Russell 1000 Index from November 8, 2017 to April 30, 2021. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Value Factor Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Value Factor Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the

JP Morgan US Value Factor Index. The JP Morgan US Value Factor Index contains U.S. large- and mid-cap equity securities selected from the Russell 1000 Index, using a rules-based risk allocation and factor selection process. It is designed to reflect a sub-set of U.S. securities selected utilizing a value factor to identify companies with attractive valuations without undue concentration in individual securities. The Russell 1000 Index is a market capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

For periods presented prior to the adoption of a unitary fee structure, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	65

JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%

Aerospace & Defense — 0.5%

CAE, Inc.* (a)	807,957	25,307,200

Airlines — 0.4%

Air Canada*	956,347	19,272,436

Auto Components — 1.4%

Magna International, Inc.	781,940	73,845,825

Banks — 25.6%

Bank of Montreal (a)	1,848,212	174,438,493

Bank of Nova Scotia (The)	3,463,501	220,549,342

Canadian Imperial Bank of Commerce	1,279,498	133,014,078

National Bank of Canada (a)	962,078	69,943,693

Royal Bank of Canada	4,069,121	388,356,657

Toronto-Dominion Bank (The)	5,194,989	357,138,323

		1,343,440,586

Capital Markets — 4.1%

Brookfield Asset Management, Inc., Class A	4,006,749	182,645,036

CI Financial Corp.	544,161	8,748,014

IGM Financial, Inc.	231,472	8,263,427

TMX Group Ltd.	144,605	15,935,197

		215,591,674

Chemicals — 1.7%

Nutrien Ltd.	1,626,592	89,789,096

Commercial Services & Supplies — 2.3%

GFL Environmental, Inc. (a)	404,053	13,313,384

Ritchie Bros Auctioneers, Inc. (a)	313,956	19,971,704

Waste Connections, Inc.	750,483	89,399,765

		122,684,853

Construction & Engineering — 0.6%

SNC-Lavalin Group, Inc. (a)	501,540	11,216,967

WSP Global, Inc. (a)	204,724	21,257,718

		32,474,685

Containers & Packaging — 0.5%

CCL Industries, Inc., Class B	425,652	24,161,201

Diversified Financial Services — 0.3%

Onex Corp.	219,120	14,669,800

Diversified Telecommunication Services — 1.3%

BCE, Inc.	852,556	40,298,990

TELUS Corp.	1,271,572	26,380,089

		66,679,079

Electric Utilities — 2.2%

Emera, Inc. (a)	718,807	32,672,780

Fortis, Inc. (a)	1,333,447	59,482,487

INVESTMENTS	SHARES	VALUE($)

Electric Utilities — continued

Hydro One Ltd. (b)	870,594	20,873,290

		113,028,557

Equity Real Estate Investment Trusts (REITs) — 0.4%

Canadian Apartment Properties (a)	240,592	10,695,153

H&R	401,542	4,975,377

RioCan (a)	444,078	7,594,288

		23,264,818

Food & Staples Retailing — 3.3%

Alimentation Couche-Tard, Inc., Class B	2,494,404	84,523,391

Empire Co. Ltd., Class A	483,130	15,195,709

George Weston Ltd.	200,257	17,682,050

Loblaw Cos. Ltd.	456,468	25,345,923

Metro, Inc.	708,752	32,475,217

		175,222,290

Food Products — 0.4%

Saputo, Inc.	680,935	21,638,792

Gas Utilities — 0.3%

AltaGas Ltd. (a)	798,545	14,922,978

Hotels, Restaurants & Leisure — 1.1%

Restaurant Brands International, Inc.	873,059	59,955,994

Independent Power and Renewable Electricity Producers — 0.3%

Brookfield Renewable Corp.	344,570	14,282,912

Insurance — 7.4%

Fairfax Financial Holdings Ltd.	77,462	35,391,213

Great-West Lifeco, Inc.	768,834	22,292,840

iA Financial Corp., Inc.	305,881	17,225,792

Intact Financial Corp.	408,575	54,308,248

Manulife Financial Corp.	5,543,511	121,049,372

Power Corp. of Canada	1,636,362	47,660,383

Sun Life Financial, Inc.	1,671,424	90,169,732

		388,097,580

IT Services — 8.3%

CGI, Inc.*	629,246	55,673,028

Shopify, Inc., Class A*	320,986	378,894,836

		434,567,864

Media — 1.0%

Quebecor, Inc., Class B	492,689	13,247,668

Shaw Communications, Inc., Class B	1,291,829	37,415,379

		50,663,047

Metals & Mining — 8.0%

Agnico Eagle Mines Ltd.	695,547	43,470,627

Barrick Gold Corp.	5,079,958	108,240,736

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Metals & Mining — continued

First Quantum Minerals Ltd.	1,577,794	36,365,703

Franco-Nevada Corp.	545,498	75,992,045

Kinross Gold Corp.	3,594,682	25,297,156

Kirkland Lake Gold Ltd. (a)	762,826	28,343,378

Lundin Mining Corp.	1,829,782	22,106,547

Teck Resources Ltd., Class B	1,330,829	28,161,626

Wheaton Precious Metals Corp.	1,283,993	53,265,104

		421,242,922

Multiline Retail — 1.2%

Canadian Tire Corp. Ltd., Class A (a)	163,919	26,127,820

Dollarama, Inc.	824,307	38,413,786

		64,541,606

Multi-Utilities — 0.8%

Algonquin Power & Utilities Corp. (a)	1,710,240	27,591,473

Atco Ltd., Class I	211,349	7,254,456

Canadian Utilities Ltd., Class A	341,819	9,769,435

		44,615,364

Oil, Gas & Consumable Fuels — 13.4%

Cameco Corp.	1,133,751	19,056,499

Canadian Natural Resources Ltd.	3,386,680	102,800,334

Cenovus Energy, Inc.	3,572,984	27,818,783

Enbridge, Inc. (a)	5,786,447	223,191,191

Imperial Oil Ltd.	629,152	18,171,009

Keyera Corp. (a)	631,420	14,440,236

Pembina Pipeline Corp. (a)	1,571,073	48,494,089

Suncor Energy, Inc.	4,357,061	93,192,152

TC Energy Corp.	2,794,030	138,229,642

Tourmaline Oil Corp.	779,876	16,826,516

		702,220,451

Pharmaceuticals — 0.9%

Bausch Health Cos., Inc.*	882,738	28,417,966

Canopy Growth Corp.* (a)	654,959	17,664,151

		46,082,117

Professional Services — 0.8%

Thomson Reuters Corp.	481,066	44,613,524

Road & Rail — 6.9%

Canadian National Railway Co.	2,033,092	218,882,207

Canadian Pacific Railway Ltd. (a)	380,783	142,105,495

		360,987,702

Software — 2.5%

BlackBerry Ltd.* (a)	1,482,260	13,108,381

Constellation Software, Inc.	56,887	83,488,725

INVESTMENTS	SHARES	VALUE($)

Software — continued

Open Text Corp. (a)	779,306	36,697,092

		133,294,198

Textiles, Apparel & Luxury Goods — 0.4%

Gildan Activewear, Inc.*	566,842	19,673,335

Trading Companies & Distributors — 0.2%

Finning International, Inc.	463,095	12,052,564

Wireless Telecommunication Services — 0.9%

Rogers Communications, Inc., Class B	1,001,173	49,311,324

Total Common Stocks (Cost $4,060,079,593)		5,222,196,374

Short-Term Investments — 9.2%

Investment of Cash Collateral from Securities Loaned — 9.2%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (c) (d)	300,491,013	300,521,062

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (c) (d)	181,628,487	181,628,487

Total Investment of Cash Collateral from Securities Loaned (Cost $482,149,549)		482,149,549

Total Investments — 108.6% (Cost $4,542,229,142)		5,704,345,923

Liabilities in Excess of Other Assets — (8.6)%		(453,968,278)

NET ASSETS — 100.0%		5,250,377,645

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 is $457,124,346.
(b)

    Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	Therate shown is the current yield as of April 30, 2021.
*	Non-incomeproducing security.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	67

JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

Futures contracts outstanding as of April 30, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts
S&P/TSX 60 Index	141	06/2021	CAD	26,039,946	399,930

Abbreviations

CAD	Canadian Dollar
TSX	Toronto Stock Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%

Australia — 58.4%

Afterpay Ltd.*	444,550	40,038,595

AGL Energy Ltd.	1,186,502	8,175,372

Alumina Ltd.	4,476,021	5,931,072

AMP Ltd.	6,544,648	5,620,205

Ampol Ltd.	453,058	8,930,623

APA Group	2,243,210	17,331,819

Aristocrat Leisure Ltd.	1,213,998	34,626,036

ASX Ltd.	368,063	20,681,029

Aurizon Holdings Ltd.	3,531,931	10,161,255

AusNet Services	3,547,136	5,192,042

Australia & New Zealand Banking Group Ltd.	5,409,936	119,366,332

Bendigo & Adelaide Bank Ltd.	1,010,131	8,014,829

BHP Group Ltd.	5,600,641	203,840,237

BlueScope Steel Ltd.	957,788	15,833,823

Boral Ltd.*	1,957,377	9,322,997

Brambles Ltd.	2,795,126	22,391,537

Challenger Ltd.	1,091,804	4,285,643

CIMIC Group Ltd.* (a)	126,790	1,887,605

Cochlear Ltd.	125,201	21,431,877

Coles Group Ltd.	2,536,065	31,847,069

Commonwealth Bank of Australia	3,372,904	230,897,464

Computershare Ltd.	1,076,462	11,704,030

Crown Resorts Ltd.*	681,947	6,403,942

CSL Ltd.	865,042	180,702,425

Dexus, REIT	2,064,822	16,208,414

Domino’s Pizza Enterprises Ltd.	120,081	9,861,304

Evolution Mining Ltd.	3,248,513	11,502,339

Fortescue Metals Group Ltd.	3,161,007	54,689,596

Goodman Group, REIT	3,196,216	46,609,017

GPT Group (The), REIT	3,703,399	13,181,409

Harvey Norman Holdings Ltd.	1,295,052	5,253,608

Incitec Pivot Ltd.*	3,692,550	7,495,547

Insurance Australia Group Ltd.	4,686,640	17,658,330

LendLease Corp. Ltd.	1,308,667	12,787,922

Macquarie Group Ltd.	646,619	79,703,905

Magellan Financial Group Ltd.	272,857	10,165,244

Medibank Pvt Ltd.	5,235,904	12,423,101

Mirvac Group, REIT	7,498,669	15,537,366

National Australia Bank Ltd.	6,268,501	128,279,767

Newcrest Mining Ltd.	1,552,436	31,728,768

Northern Star Resources Ltd.	2,211,933	17,771,644

Orica Ltd.	773,643	8,054,523

Origin Energy Ltd.	3,354,044	10,724,833

Qantas Airways Ltd.*	1,757,014	6,664,498

QBE Insurance Group Ltd.	2,796,403	21,153,604

INVESTMENTS	SHARES	VALUE($)

Australia — continued

Ramsay Health Care Ltd.	353,064	18,302,593

REA Group Ltd.	95,438	11,611,445

Reece Ltd.	541,293	8,468,756

Rio Tinto Ltd.	705,756	65,596,424

Santos Ltd.	3,570,286	18,952,545

Scentre Group, REIT	9,867,933	20,653,449

SEEK Ltd.*	671,180	15,995,657

Seven Group Holdings Ltd.	296,018	4,892,677

Sonic Healthcare Ltd.	908,460	25,109,785

South32 Ltd.	9,089,165	20,010,237

Stockland, REIT	4,545,952	16,382,131

Suncorp Group Ltd.	2,434,676	19,690,580

Sydney Airport*	2,514,073	11,955,965

Tabcorp Holdings Ltd.	4,215,218	16,072,008

Telstra Corp. Ltd.	7,914,027	20,674,410

TPG Telecom Ltd.	696,860	2,958,555

Transurban Group	5,205,480	56,761,983

Treasury Wine Estates Ltd.	1,371,597	10,599,748

Vicinity Centres, REIT	7,368,934	9,005,262

Washington H Soul Pattinson & Co. Ltd. (a)	236,670	5,512,575

Wesfarmers Ltd.	2,155,655	89,860,576

Westpac Banking Corp.	6,974,714	134,407,496

WiseTech Global Ltd.	296,486	7,136,055

Woodside Petroleum Ltd.	1,828,088	31,883,104

Woolworths Group Ltd.	2,405,704	72,962,717

Worley Ltd.	605,464	5,024,069

		2,282,553,399

Cambodia — 0.1%

NagaCorp Ltd.	4,264,000	4,557,769

China — 2.0%

Budweiser Brewing Co. APAC Ltd. (b)	3,273,200	10,314,195

China Evergrande New Energy Vehicle Group Ltd.* (a)	4,191,000	32,226,251

Chow Tai Fook Jewellery Group Ltd.	4,189,400	6,748,037

ESR Cayman Ltd.* (b)	1,919,600	6,555,817

Wilmar International Ltd.	5,404,900	21,152,754

		76,997,054

Hong Kong — 23.3%

AIA Group Ltd.	22,995,200	291,868,324

ASM Pacific Technology Ltd.	585,900	8,849,102

Bank of East Asia Ltd. (The)	2,999,000	6,288,072

Cathay Pacific Airways Ltd.* (a)	1,812,636	1,593,941

CK Asset Holdings Ltd.	4,642,500	29,064,935

CK Infrastructure Holdings Ltd.	1,160,000	7,092,804

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	69

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Hong Kong — continued

CLP Holdings Ltd.	3,074,000	30,342,597

Dairy Farm International Holdings Ltd.	566,600	2,468,699

Guoco Group Ltd.	150,000	1,815,197

Hang Lung Properties Ltd.	3,511,000	9,578,780

Hang Seng Bank Ltd.	1,381,400	27,043,767

Henderson Land Development Co. Ltd.	2,578,700	11,461,618

HK Electric Investments & HK Electric Investments Ltd. (b)	4,375,000	4,381,900

HKT Trust & HKT Ltd.	6,923,000	10,052,096

Hong Kong & China Gas Co. Ltd.	20,243,180	32,471,040

Hong Kong Exchanges & Clearing Ltd.	2,265,700	136,646,743

Hysan Development Co. Ltd.	1,150,000	4,329,257

Jardine Matheson Holdings Ltd.	496,600	33,346,282

JS Global Lifestyle Co. Ltd.* (b)	1,796,000	5,422,335

Kerry Properties Ltd.	1,136,500	3,829,221

Link, REIT	3,957,800	37,334,185

MTR Corp. Ltd.	2,938,500	16,365,796

New World Development Co. Ltd.	2,710,250	14,341,754

NWS Holdings Ltd.	2,755,000	3,040,507

PCCW Ltd.	7,506,000	4,342,609

Power Assets Holdings Ltd.	2,601,500	15,988,322

Sino Land Co. Ltd.	5,996,000	8,904,936

Sun Hung Kai Properties Ltd.	2,920,000	43,923,689

Swire Pacific Ltd., Class A (a)	948,500	7,641,329

Swire Pacific Ltd., Class B	1,585,000	2,004,203

Swire Properties Ltd.	2,005,200	5,983,820

Techtronic Industries Co. Ltd.	3,275,500	59,433,200

WH Group Ltd. (b)	17,942,500	15,633,333

Wharf Real Estate Investment Co. Ltd.	3,291,000	18,913,483

		911,797,876

Macau — 1.8%

Galaxy Entertainment Group Ltd.*	4,047,000	35,525,074

MGM China Holdings Ltd.	1,592,228	2,619,075

Sands China Ltd.*	4,613,779	21,832,679

SJM Holdings Ltd.	4,001,000	5,166,716

Wynn Macau Ltd.*	2,775,516	5,322,920

		70,466,464

New Zealand — 2.5%

a2 Milk Co. Ltd. (The)*	1,411,843	7,718,809

Auckland International Airport Ltd.*	2,295,829	12,415,979

Contact Energy Ltd.	1,454,302	7,849,475

Fisher & Paykel Healthcare Corp. Ltd.	1,097,591	28,288,110

Fletcher Building Ltd.	1,567,073	8,147,091

Mercury NZ Ltd.	1,191,401	5,901,776

Meridian Energy Ltd.	2,387,272	9,100,405

INVESTMENTS	SHARES	VALUE($)

New Zealand — continued

Ryman Healthcare Ltd.	782,540	7,911,500

Spark New Zealand Ltd.	3,520,770	11,082,754

		98,415,899

Singapore — 9.6%

Ascendas, REIT	6,020,728	14,030,220

CapitaLand Integrated Commercial Trust, REIT	8,611,320	13,893,190

CapitaLand Ltd.	4,746,800	13,232,474

City Developments Ltd.	880,700	5,209,754

ComfortDelGro Corp. Ltd.	3,805,100	4,909,660

DBS Group Holdings Ltd.	3,404,500	76,298,477

Frasers Property Ltd.	726,200	675,467

Genting Singapore Ltd.	10,798,700	7,003,494

Great Eastern Holdings Ltd.	108,300	1,867,265

Jardine Cycle & Carriage Ltd.	188,200	3,276,081

Keppel, REIT	3,546,200	3,300,250

Keppel Corp. Ltd.	2,733,700	11,106,243

Mapletree Commercial Trust, REIT	4,166,900	6,835,488

Mapletree North Asia Commercial Trust, REIT (b)	3,989,600	3,268,463

Olam International Ltd.	1,338,800	1,749,293

Oversea-Chinese Banking Corp. Ltd.	7,653,700	69,966,549

SATS Ltd.*	1,273,300	3,873,810

Sembcorp Industries Ltd.	1,696,000	2,695,937

Singapore Airlines Ltd.*	2,484,300	9,415,292

Singapore Exchange Ltd.	1,566,900	12,274,621

Singapore Technologies Engineering Ltd.	2,850,000	8,244,922

Singapore Telecommunications Ltd.	13,183,800	24,734,743

Suntec, REIT	4,089,000	4,685,952

United Overseas Bank Ltd.	2,925,900	58,321,278

UOL Group Ltd.	899,800	5,192,004

Venture Corp. Ltd.	512,300	7,729,886

		373,790,813

United Kingdom — 1.1%

CK Hutchison Holdings Ltd.	5,131,500	41,940,297

United States — 0.7%

James Hardie Industries plc, CHDI	844,354	27,825,146

Total Common Stocks (Cost $3,454,441,919)		3,888,344,717

Short-Term Investments — 0.8%

Investment of Cash Collateral from Securities Loaned — 0.8%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (c) (d)	26,984,804	26,987,503

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued

Investment of Cash Collateral from Securities Loaned — continued

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (c) (d)	3,648,584	3,648,584

Total Investment of Cash Collateral from Securities Loaned (Cost $30,636,087)		30,636,087

Total Investments — 100.3% (Cost $3,485,078,006)		3,918,980,804

Liabilities in Excess of Other Assets — (0.3)%		(12,998,274)

NET ASSETS — 100.0%		3,905,982,530

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS

Banks	21.9%

Metals & Mining	10.9

Insurance	9.3

Capital Markets	6.6

Equity Real Estate Investment Trusts (REITs)	5.6

Real Estate Management & Development	5.2

Biotechnology	4.6

Hotels, Restaurants & Leisure	3.8

Food & Staples Retailing	2.8

Multiline Retail	2.4

Industrial Conglomerates	2.3

Transportation Infrastructure	2.2

Health Care Providers & Services	2.1

Electric Utilities	2.0

Oil, Gas & Consumable Fuels	1.9

Diversified Telecommunication Services	1.9

Machinery	1.5

IT Services	1.3

Gas Utilities	1.3

Health Care Equipment & Supplies	1.3

Construction Materials	1.2

Food Products	1.1

Others (each less than 1.0%)	6.0

Short-Term Investments	0.8

Abbreviations

APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 is $28,222,332.
(b)

    Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2021.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	71

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

Futures contracts outstanding as of April 30, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Singapore Index	237	05/2021	SGD	6,434,574	47,151
SPI 200 Index	79	06/2021	AUD	10,636,396	236,841

					283,992

Abbreviations

AUD	Australian Dollar
MSCI	Morgan Stanley Capital International
SGD	Singapore Dollar
SPI	Australian Securities Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%

Australia — 1.8%

BHP Group plc	1,204,367	36,269,293

Glencore plc*	6,238,018	25,410,090

Rio Tinto plc	615,810	51,578,563

		113,257,946

Austria — 0.4%

ANDRITZ AG	40,643	2,208,588

BAWAG Group AG (a)	39,424	2,126,636

Erste Group Bank AG	169,072	6,009,202

EVN AG	22,901	522,593

Oesterreichische Post AG	17,737	786,310

OMV AG	82,034	4,032,667

Raiffeisen Bank International AG	77,171	1,686,004

Strabag SE	7,914	314,028

Telekom Austria AG	79,383	648,980

Verbund AG (b)	38,898	3,194,426

Vienna Insurance Group AG Wiener Versicherung Gruppe	20,482	549,126

voestalpine AG	63,238	2,743,539

		24,822,099

Belgium — 1.6%

Ackermans & van Haaren NV	12,903	2,063,119

Ageas SA	105,463	6,378,391

Anheuser-Busch InBev SA (b)	482,783	34,196,735

Elia Group SA/NV (b)	19,279	2,086,932

Etablissements Franz Colruyt NV	35,702	2,117,378

Galapagos NV*	27,223	2,119,452

Groupe Bruxelles Lambert SA	67,228	7,351,604

KBC Group NV*	192,562	14,940,610

Proximus SADP (b)	88,381	1,882,954

Sofina SA	8,927	3,391,904

Solvay SA	41,606	5,290,727

Telenet Group Holding NV	27,301	1,167,433

UCB SA	72,059	6,672,524

Umicore SA (b)	113,711	6,909,378

		96,569,141

Brazil — 0.1%

Yara International ASA	97,812	5,102,082

Chile — 0.1%

Antofagasta plc	196,391	5,059,059

China — 0.4%

Prosus NV*	240,871	26,142,141

Colombia — 0.0% (c)

Millicom International Cellular SA, SDR*	57,625	2,277,268

INVESTMENTS	SHARES	VALUE($)

Denmark — 3.8%

Ambu A/S, Class B (b)	98,063	5,488,654

AP Moller — Maersk A/S, Class A	1,908	4,483,178

AP Moller — Maersk A/S, Class B (b)	3,532	8,786,302

Carlsberg A/S, Class B	58,019	10,178,859

Chr Hansen Holding A/S*	58,605	5,380,375

Coloplast A/S, Class B	67,707	11,214,959

Danske Bank A/S	388,317	7,381,024

Demant A/S* (b)	58,857	2,946,488

DSV Panalpina A/S	116,699	25,999,408

Genmab A/S*	37,308	13,690,626

GN Store Nord A/S	81,024	7,307,332

H Lundbeck A/S	34,858	1,073,382

Novo Nordisk A/S, Class B	950,790	70,137,384

Novozymes A/S, Class B	119,977	8,509,079

Orsted A/S (a)	103,176	14,998,170

Pandora A/S	56,948	6,449,297

Rockwool International A/S, Class A	3,348	1,306,623

Rockwool International A/S, Class B	4,179	1,869,258

Tryg A/S	174,806	3,997,272

Vestas Wind Systems A/S	576,054	24,046,487

		235,244,157

Finland — 2.2%

Elisa OYJ	85,845	4,866,329

Fortum OYJ (b)	247,493	6,503,820

Huhtamaki OYJ	54,527	2,586,818

Kesko OYJ, Class A	53,685	1,536,118

Kesko OYJ, Class B	155,976	4,749,372

Kone OYJ, Class B	229,990	18,064,008

Konecranes OYJ	36,785	1,693,105

Neles OYJ	72,905	1,060,757

Neste OYJ	245,546	14,848,358

Nokia OYJ*	3,236,250	15,329,977

Nokian Renkaat OYJ	73,418	2,733,465

Nordea Bank Abp	1,939,936	20,106,625

Orion OYJ, Class A	17,527	775,444

Orion OYJ, Class B	60,380	2,673,558

Sampo OYJ, Class A	287,594	13,641,919

Stora Enso OYJ, Class A (b)	29,184	606,996

Stora Enso OYJ, Class R	348,710	6,671,681

UPM-Kymmene OYJ	305,194	11,935,270

Wartsila OYJ Abp	275,878	3,560,189

		133,943,809

France — 16.6%

Adevinta ASA*	132,834	2,430,943

Aeroports de Paris* (b)	15,269	1,957,222

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	73

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

France — continued

Air Liquide SA (b)	270,149	45,493,735

Airbus SE*	348,774	41,943,459

Alstom SA*	160,959	8,790,233

Amundi SA* (a)	34,646	3,087,601

Arkema SA	38,085	4,761,271

Atos SE (b)	55,698	3,793,015

AXA SA (b)	1,185,944	33,497,050

BioMerieux	23,705	2,819,751

BNP Paribas SA*	655,528	42,030,978

Bollore SA	519,171	2,621,206

Bouygues SA (b)	127,977	5,484,510

Bureau Veritas SA*	164,934	4,932,714

Capgemini SE	91,528	16,772,234

Carrefour SA	331,092	6,412,261

Cie de Saint-Gobain	303,824	19,169,823

Cie Generale des Etablissements Michelin SCA	101,695	14,715,333

Covivio, REIT	27,354	2,440,280

Credit Agricole SA	731,702	11,318,128

Danone SA (b)	391,482	27,634,532

Dassault Aviation SA (b)	1,281	1,395,560

Dassault Systemes SE (b)	78,381	18,182,250

Edenred (b)	140,607	7,971,221

Eiffage SA*	46,627	5,107,410

Electricite de France SA*	229,082	3,342,573

Engie SA	1,013,710	15,099,673

EssilorLuxottica SA	170,183	28,325,228

Faurecia SE	69,041	3,730,084

Gecina SA, REIT	30,790	4,506,970

Getlink SE (b)	247,399	3,935,473

Hermes International	19,812	24,866,264

Iliad SA	8,719	1,583,262

Ipsen SA	22,858	2,209,800

Kering SA	42,156	33,780,124

Legrand SA	152,328	14,827,594

L’Oreal SA (b)	137,287	56,214,966

LVMH Moet Hennessy Louis Vuitton SE	152,557	114,928,893

Orange SA	1,167,830	14,543,247

Pernod Ricard SA	114,868	23,590,063

Publicis Groupe SA	131,257	8,494,944

Safran SA	199,703	29,817,394

Sanofi (b)	653,198	68,482,834

Sartorius Stedim Biotech (b)	13,541	6,219,194

Schneider Electric SE (b)	307,227	49,019,882

SEB SA	16,375	2,982,134

Societe Generale SA*	453,090	12,889,141

INVESTMENTS	SHARES	VALUE($)

France — continued

Sodexo SA*	47,933	4,795,614

Suez SA	232,448	5,555,761

Teleperformance	33,553	12,956,303

Thales SA	60,877	6,206,187

TOTAL SE	1,424,612	62,964,730

Ubisoft Entertainment SA*	45,770	3,434,775

Unibail-Rodamco-Westfield, REIT*	78,856	6,493,923

Valeo SA	137,726	4,463,145

Veolia Environnement SA (b)	304,069	9,698,288

Vinci SA	279,993	30,723,570

Vivendi SE* (b)	493,701	17,210,673

Worldline SA* (a)	128,837	12,648,990

		1,035,304,416

Germany — 13.5%

adidas AG*	105,032	32,440,279

Allianz SE (Registered)	235,170	61,054,115

Aroundtown SA	683,583	5,263,667

BASF SE	523,620	42,199,246

Bayer AG (Registered)	560,210	36,250,272

Bayerische Motoren Werke AG	181,953	18,233,553

Bayerische Motoren Werke AG (Preference)	32,456	2,658,222

Beiersdorf AG	55,944	6,314,433

Brenntag SE	88,139	7,912,656

Commerzbank AG*	562,565	3,709,646

Continental AG	61,468	8,306,752

Covestro AG (a)	101,356	6,628,625

Daimler AG (Registered)	475,706	42,337,238

Deutsche Bank AG (Registered)*	1,178,466	16,417,523

Deutsche Boerse AG	108,249	18,654,044

Deutsche Lufthansa AG (Registered)* (b)	170,328	2,200,363

Deutsche Post AG (Registered)	558,145	32,873,169

Deutsche Telekom AG (Registered)	1,846,297	35,532,087

Deutsche Wohnen SE	205,128	11,097,150

E.ON SE	1,280,094	15,435,170

Evonik Industries AG (b)	108,763	3,807,693

Fresenius Medical Care AG & Co. KGaA	115,298	9,180,755

Fresenius SE & Co. KGaA	235,299	11,564,791

GEA Group AG	93,512	4,106,529

Hannover Rueck SE	34,256	6,325,748

HeidelbergCement AG	83,768	7,675,941

Henkel AG & Co. KGaA	56,376	5,601,100

Henkel AG & Co. KGaA (Preference) (b)	101,544	11,664,330

HOCHTIEF AG*	12,929	1,212,366

Infineon Technologies AG (b)	744,620	29,859,680

KION Group AG	41,179	4,103,377

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Germany — continued

LANXESS AG	49,923	3,673,954

Merck KGaA	73,786	12,963,052

MTU Aero Engines AG	30,439	7,681,508

Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	79,861	23,074,568

Porsche Automobil Holding SE (Preference)	87,290	9,201,810

Puma SE*	53,339	5,623,121

RWE AG	385,650	14,643,856

SAP SE	623,464	87,297,875

Sartorius AG (Preference)	19,468	10,984,247

Siemens AG (Registered)	460,351	76,802,626

Siemens Energy AG* (b)	227,874	7,621,696

Symrise AG	73,399	9,478,382

Talanx AG	30,288	1,276,116

Telefonica Deutschland Holding AG	523,090	1,520,190

TUI AG* (b)	469,558	2,805,434

Uniper SE	56,467	2,060,379

United Internet AG (Registered)	65,189	2,741,714

Volkswagen AG (Preference)	104,646	27,245,598

Vonovia SE	322,671	21,201,013

Zalando SE* (a)	94,657	9,844,196

		838,361,855

Ireland — 1.1%

CRH plc	447,731	21,125,850

Flutter Entertainment plc*	87,040	17,743,989

Kerry Group plc, Class A	87,559	11,349,556

Kingspan Group plc	88,083	7,834,553

Smurfit Kappa Group plc	147,114	7,520,514

		65,574,462

Italy — 3.4%

A2A SpA	895,053	1,750,700

Amplifon SpA* (b)	47,765	2,015,934

Assicurazioni Generali SpA	700,959	14,030,706

Atlantia SpA* (b)	286,528	5,585,924

Banca Mediolanum SpA	139,308	1,299,809

Banco BPM SpA	862,562	2,453,298

Buzzi Unicem SpA	55,842	1,489,971

Davide Campari-Milano NV (b)	237,745	2,805,487

DiaSorin SpA	11,109	1,886,725

Enel SpA	4,405,877	43,747,412

Eni SpA	1,439,105	17,141,031

Ferrari NV (b)	72,992	15,636,127

FinecoBank Banca Fineco SpA* (b)	347,648	5,979,478

Freni Brembo SpA* (b)	87,197	1,085,197

INVESTMENTS	SHARES	VALUE($)

Italy — continued

Hera SpA	448,986	1,806,744

Infrastrutture Wireless Italiane SpA (a) (b)	185,318	2,162,193

Intesa Sanpaolo SpA*	9,971,595	27,799,957

Leonardo SpA	230,836	1,883,776

Mediobanca Banca di Credito Finanziario SpA*	419,856	4,742,066

Moncler SpA*	113,418	6,951,445

Nexi SpA* (a) (b)	203,765	3,903,196

Pirelli & C SpA* (a)	251,522	1,413,216

Poste Italiane SpA (a)	259,757	3,400,515

Prysmian SpA	152,836	4,781,718

Recordati Industria Chimica e Farmaceutica SpA (b)	58,045	3,198,198

Salvatore Ferragamo SpA*	38,265	819,262

Snam SpA (b)	1,207,428	6,794,265

Telecom Italia SpA	6,643,342	3,642,351

Telecom Italia SpA	3,437,082	2,016,066

Terna Rete Elettrica Nazionale SpA	803,161	5,920,467

UniCredit SpA	1,211,974	12,449,386

UnipolSai Assicurazioni SpA (b)	258,659	803,293

		211,395,913

Jordan — 0.0% (c)

Hikma Pharmaceuticals plc	91,394	3,079,899

Luxembourg — 0.3%

ArcelorMittal SA	396,381	11,523,045

Eurofins Scientific SE	69,641	6,897,356

RTL Group SA*	21,077	1,239,184

		19,659,585

Mexico — 0.0% (c)

Fresnillo plc	104,669	1,190,203

Netherlands — 7.6%

Adyen NV* (a)	17,333	42,658,140

Aegon NV	803,136	3,721,995

Akzo Nobel NV (b)	108,742	13,056,545

Argenx SE*	1,793	511,195

Argenx SE*	27,334	7,854,618

ASML Holding NV	239,099	155,209,203

EXOR NV	64,529	5,296,068

GrandVision NV* (a)	33,460	1,082,114

HAL Trust	48,765	8,731,838

Heineken Holding NV	57,545	5,715,966

Heineken NV (b)	134,536	15,606,113

ING Groep NV	2,224,325	28,415,740

JDE Peet’s NV*	39,673	1,542,494

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	75

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Netherlands — continued

Koninklijke Ahold Delhaize NV	628,086	16,903,000

Koninklijke DSM NV	103,473	18,552,726

Koninklijke KPN NV	2,013,126	6,944,511

Koninklijke Philips NV*	519,724	29,386,835

Koninklijke Vopak NV (b)	37,116	1,699,477

NN Group NV	188,382	9,396,211

Randstad NV	71,227	5,139,186

Royal Dutch Shell plc, Class A	2,338,488	44,001,633

Royal Dutch Shell plc, Class B	2,113,375	37,816,038

Wolters Kluwer NV	152,555	13,798,767

		473,040,413

Norway — 1.0%

Aker ASA, Class A (b)	13,416	998,300

Aker BP ASA	61,482	1,750,962

DNB ASA	503,837	10,805,413

Equinor ASA	612,916	12,376,474

Gjensidige Forsikring ASA	108,742	2,469,437

Kongsberg Gruppen ASA	51,298	1,294,699

Leroy Seafood Group ASA	158,907	1,456,773

Mowi ASA	256,452	6,326,698

Norsk Hydro ASA	778,572	4,957,780

Orkla ASA	463,198	4,721,432

Salmar ASA	30,905	2,138,731

Schibsted ASA, Class A*	45,505	2,286,802

Schibsted ASA, Class B*	57,496	2,521,148

Storebrand ASA (b)	267,763	2,555,830

Telenor ASA	367,132	6,540,450

		63,200,929

Portugal — 0.2%

EDP — Energias de Portugal SA	1,584,180	8,802,971

Galp Energia SGPS SA	259,473	2,987,781

Jeronimo Martins SGPS SA	139,451	2,546,679

		14,337,431

Russia — 0.1%

Evraz plc	308,708	2,737,725

Polymetal International plc	158,446	3,271,705

		6,009,430

South Africa — 0.5%

Anglo American plc	777,253	32,955,882

South Korea — 0.2%

Delivery Hero SE* (a)	89,321	14,169,960

Spain — 4.0%

Acciona SA	12,130	2,108,705

INVESTMENTS	SHARES	VALUE($)

Spain — continued

ACS Actividades de Construccion y Servicios SA	154,027	5,018,315

Aena SME SA* (a)	41,806	7,265,700

Amadeus IT Group SA*	256,959	17,498,418

Banco Bilbao Vizcaya Argentaria SA	3,802,110	21,290,234

Banco Santander SA	9,887,851	38,142,938

CaixaBank SA*	2,495,193	7,982,036

Cellnex Telecom SA (a)	309,844	17,526,041

EDP Renovaveis SA*	139,326	3,319,943

Enagas SA	141,589	3,082,463

Endesa SA	181,078	4,762,663

Ferrovial SA	284,457	8,076,028

Grifols SA	167,849	4,546,385

Grifols SA (Preference), Class B	148,978	2,631,115

Iberdrola SA	3,330,289	45,005,391

Industria de Diseno Textil SA (b)	639,793	22,764,281

Mapfre SA	561,804	1,206,987

Naturgy Energy Group SA	193,145	4,961,817

Red Electrica Corp. SA	246,601	4,527,117

Repsol SA	822,612	9,818,937

Siemens Gamesa Renewable Energy SA*	127,859	4,618,247

Telefonica SA	2,993,594	13,873,275

		250,027,036

Sweden — 5.9%

Alfa Laval AB	169,866	5,736,828

Assa Abloy AB, Class B	565,555	16,123,739

Atlas Copco AB, Class A (b)	368,523	22,347,257

Atlas Copco AB, Class B	222,228	11,531,181

Axfood AB	59,724	1,494,576

Boliden AB (b)	156,149	6,073,811

Castellum AB (b)	139,212	3,390,103

Electrolux AB, Series B (b)	144,009	4,041,856

Elekta AB, Class B	209,500	2,801,606

Epiroc AB, Class A	356,872	7,721,822

Epiroc AB, Class B	222,368	4,353,857

EQT AB (b)	125,260	4,221,570

Essity AB, Class A	15,667	518,190

Essity AB, Class B (b)	346,936	11,323,297

Evolution Gaming Group AB (a) (b)	91,918	18,145,420

Fabege AB	153,932	2,295,009

Fastighets AB Balder, Class B* (b)	57,924	3,337,460

Getinge AB, Class B	124,553	4,212,511

H & M Hennes & Mauritz AB, Class B*	433,028	10,655,691

Hexagon AB, Class B	160,429	15,324,005

Hexpol AB	149,097	1,827,989

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Sweden — continued

Holmen AB, Class B	52,649	2,484,089

Husqvarna AB, Class A (b)	14,045	197,366

Husqvarna AB, Class B	235,730	3,282,669

ICA Gruppen AB	52,591	2,424,080

Industrivarden AB, Class A (b)	91,334	3,502,545

Industrivarden AB, Class C	95,646	3,449,970

Intrum AB (b)	36,867	1,267,902

Investment AB Latour, Class B (b)	70,762	2,161,656

Investor AB, Class A	74,340	6,314,104

Investor AB, Class B (b)	259,660	22,041,651

Kinnevik AB, Class B*	138,046	7,618,982

L E Lundbergforetagen AB, Class B (b)	36,300	2,072,574

Lundin Energy AB	109,234	3,484,340

Nibe Industrier AB, Class B	203,116	7,418,003

Saab AB, Class B	46,602	1,379,395

Sandvik AB (b)	622,311	15,389,407

Securitas AB, Class B (b)	182,025	3,098,507

Skandinaviska Enskilda Banken AB, Class A	915,652	11,732,386

Skanska AB, Class B	228,126	6,178,367

SKF AB, Class A	8,502	223,458

SKF AB, Class B	215,074	5,556,601

SSAB AB, Class A*	134,300	726,946

SSAB AB, Class B*	355,741	1,774,502

Svenska Cellulosa AB SCA, Class A	17,627	318,158

Svenska Cellulosa AB SCA, Class B (b)	341,288	5,976,426

Svenska Handelsbanken AB, Class A	876,132	10,145,841

Svenska Handelsbanken AB, Class B (b)	19,997	244,276

Swedbank AB, Class A	529,396	9,293,611

Swedish Match AB	92,632	7,583,278

Swedish Orphan Biovitrum AB*	110,836	1,885,988

Tele2 AB, Class B (b)	287,767	3,716,882

Telefonaktiebolaget LM Ericsson, Class A	33,906	463,893

Telefonaktiebolaget LM Ericsson, Class B	1,524,287	20,934,768

Telia Co. AB	1,401,633	5,808,135

Trelleborg AB, Class B	138,559	3,604,729

Volvo AB, Class A	123,146	3,098,729

Volvo AB, Class B	905,586	22,114,936

		366,446,928

Switzerland — 14.3%

ABB Ltd. (Registered)	1,087,931	35,338,363

Adecco Group AG (Registered)	92,938	6,299,300

Alcon, Inc.*	284,842	21,394,703

Baloise Holding AG (Registered)*	27,988	4,732,592

Barry Callebaut AG (Registered)	1,341	2,960,798

Chocoladefabriken Lindt &Spruengli AG*	510	4,730,030

INVESTMENTS	SHARES	VALUE($)

Switzerland — continued

Chocoladefabriken Lindt &Spruengli AG (Registered)*	54	5,338,873

Cie Financiere Richemont SA (Registered)	297,636	30,545,423

Coca-Cola HBC AG	114,165	3,945,764

Credit Suisse Group AG (Registered)	1,325,854	13,894,924

EMS-Chemie Holding AG (Registered)	4,085	3,814,214

Geberit AG (Registered)	21,033	13,839,892

Givaudan SA (Registered)	4,492	18,822,265

Julius Baer Group Ltd.	127,601	8,030,881

Kuehne + Nagel International AG (Registered) (b)	28,653	8,567,101

LafargeHolcim Ltd. (Registered)*	291,406	17,981,993

Lonza Group AG (Registered)	42,474	27,001,333

Mediclinic International plc*	276,828	1,172,953

Nestle SA (Registered)	1,642,766	196,032,423

Novartis AG (Registered)	1,406,857	120,056,104

Partners Group Holding AG	10,709	15,254,618

Roche Holding AG	400,490	130,622,156

Roche Holding AG (b)	15,384	5,349,131

Schindler Holding AG	23,147	6,586,805

Schindler Holding AG (Registered)	11,037	3,071,013

SGS SA (Registered)	3,014	8,918,137

Sika AG (Registered)	80,806	24,133,726

Sonova Holding AG (Registered)*	30,776	9,112,778

STMicroelectronics NV	373,844	13,963,546

Straumann Holding AG (Registered)	6,526	9,326,779

Swatch Group AG (The)	16,467	5,047,244

Swatch Group AG (The) (Registered)	33,549	2,012,459

Swiss Life Holding AG (Registered)	18,295	8,913,903

Swiss Re AG	161,169	14,963,108

Swisscom AG (Registered)	14,408	7,822,808

Temenos AG (Registered) (b)	37,530	5,517,659

UBS Group AG (Registered)	2,200,552	33,603,765

Vifor Pharma AG	24,849	3,581,321

Zurich Insurance Group AG	85,862	35,225,621

		887,526,506

United Arab Emirates — 0.0%

NMC Health plc* ‡	23,176	—

United Kingdom — 19.2%

3i Group plc	554,880	9,827,920

Admiral Group plc	147,178	6,359,383

Ashtead Group plc	256,193	16,460,643

ASOS plc*	39,641	2,857,757

Associated British Foods plc*	203,056	6,478,930

AstraZeneca plc	748,591	79,682,994

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	77

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

United Kingdom — continued

Auto Trader Group plc* (a)	553,937	4,360,923

AVEVA Group plc	65,521	3,149,032

Aviva plc	2,240,150	12,384,786

BAE Systems plc	1,838,805	12,844,485

Barclays plc	9,305,471	22,528,273

Barratt Developments plc	580,727	6,191,856

Berkeley Group Holdings plc	70,824	4,526,261

BP plc	11,497,244	48,131,501

British American Tobacco plc	1,302,699	48,334,508

British Land Co. plc (The), REIT	534,064	3,827,194

BT Group plc*	5,001,955	11,409,189

Bunzl plc	192,090	6,176,238

Burberry Group plc*	230,880	6,571,606

Centrica plc*	3,346,293	2,619,274

CNH Industrial NV	567,933	8,430,729

Coca-Cola European Partners plc	114,183	6,487,878

Compass Group plc*	1,018,069	22,147,358

ConvaTec Group plc (a)	913,094	2,751,564

Croda International plc	81,378	7,602,330

DCC plc	57,779	5,013,430

Derwent London plc, REIT	64,339	2,959,431

Diageo plc	1,329,498	59,683,049

Direct Line Insurance Group plc	778,129	3,061,715

DS Smith plc	781,348	4,541,664

easyJet plc*	181,765	2,598,668

Entain plc*	333,673	7,800,156

Experian plc	525,236	20,248,681

GlaxoSmithKline plc	2,856,236	52,782,573

Halma plc	216,598	7,739,610

Hargreaves Lansdown plc	156,889	3,724,806

Hiscox Ltd.*	201,736	2,258,101

HSBC Holdings plc	11,799,430	73,672,269

Imperial Brands plc	541,442	11,285,568

Informa plc*	856,580	6,658,299

InterContinental Hotels Group plc*	107,064	7,608,297

Intertek Group plc	91,802	7,781,994

ITV plc*	2,060,184	3,443,320

J Sainsbury plc	989,455	3,249,862

JD Sports Fashion plc*	282,350	3,581,472

Johnson Matthey plc	113,422	5,089,743

Kingfisher plc*	1,203,539	5,941,469

Land Securities Group plc, REIT	428,388	4,268,915

Legal & General Group plc	3,402,767	12,775,993

Lloyds Banking Group plc	40,399,720	25,333,856

London Stock Exchange Group plc	182,399	18,635,407

M&G plc	1,482,494	4,449,881

INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued

Marks & Spencer Group plc*	1,112,092	2,426,086

Meggitt plc*	444,787	2,861,231

Melrose Industries plc	2,770,149	6,236,148

Mondi plc	276,869	7,515,260

National Grid plc	2,175,420	27,422,381

Natwest Group plc	2,623,797	7,120,498

Next plc*	75,681	8,155,860

Ocado Group plc*	345,785	10,010,116

Pearson plc	429,703	4,929,582

Persimmon plc	181,962	7,871,776

Phoenix Group Holdings plc	466,445	4,575,726

Prudential plc	1,487,966	31,506,614

Reckitt Benckiser Group plc	419,914	37,388,165

RELX plc	1,130,392	29,328,571

Rentokil Initial plc	1,057,360	7,307,706

Rightmove plc	504,680	4,278,285

Rolls-Royce Holdings plc*	4,771,296	6,905,058

Royal Mail plc*	569,265	3,900,139

RSA Insurance Group plc	590,444	5,560,744

Sage Group plc (The)	638,074	5,621,828

Schroders plc	70,877	3,531,340

Schroders plc (Non-Voting)	26,111	949,658

Segro plc, REIT	683,414	9,494,391

Severn Trent plc	138,460	4,739,531

Smith & Nephew plc	504,590	10,921,223

Smiths Group plc	225,931	5,074,034

Spirax-Sarco Engineering plc (b)	42,145	6,879,077

SSE plc	597,649	12,116,464

St. James’s Place plc	308,892	5,809,750

Standard Chartered plc	1,511,777	10,845,402

Standard Life Aberdeen plc	1,244,890	4,770,719

Subsea 7 SA	130,096	1,315,400

Tate & Lyle plc	267,091	2,954,712

Taylor Wimpey plc	2,075,110	5,147,721

Tesco plc	4,408,833	13,458,262

THG plc* (b)	209,348	1,792,544

Travis Perkins plc*	128,167	2,721,674

Unilever plc	1,499,140	87,815,300

United Utilities Group plc	388,189	5,192,337

Vodafone Group plc	15,281,714	28,839,664

Weir Group plc (The)*	148,080	3,919,151

Whitbread plc*	114,624	5,138,971

Wickes Group plc*	139,521	481,617

Wm Morrison Supermarkets plc	1,374,142	3,300,255

WPP plc	702,954	9,477,310

		1,195,939,122

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

United States — 0.8%

Carnival plc*	102,782	2,402,695

Ferguson plc	132,281	16,684,092

QIAGEN NV*	131,680	6,419,861

Stellantis NV	1,263,165	20,930,035

Tenaris SA (b)	268,409	2,878,143

		49,314,826

Total Common Stocks (Cost $5,777,216,676)		6,169,952,498

	NO. OF RIGHTS
RIGHTS — 0.0% (c)

Switzerland — 0.0% (c)

Credit Suisse Group AG, expiring 5/6/2021* (Cost $ — )	1,288,158	53,913

	SHARES
Short-Term Investments — 4.5%

Investment of Cash Collateral from Securities Loaned — 4.5%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (d) (e)	237,094,357	237,118,066

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (d) (e)	44,758,922	44,758,922

Total Investment of Cash Collateral from Securities Loaned (Cost $281,876,988)		281,876,988

Total Investments — 103.6% (Cost $6,059,093,664)		6,451,883,399

Liabilities in Excess of Other Assets — (3.6)%		(225,582,071)

NET ASSETS — 100.0%		6,226,301,328

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS

Pharmaceuticals	9.3%

Banks	7.0

Insurance	5.1

Textiles, Apparel & Luxury Goods	4.6

Food Products	4.2

Oil, Gas & Consumable Fuels	4.0

Chemicals	3.7

Semiconductors & Semiconductor Equipment	3.1

Metals & Mining	2.9

Machinery	2.7

Beverages	2.5

Capital Markets	2.5

Electric Utilities	2.4

Personal Products	2.3

Diversified Telecommunication Services	2.2

Electrical Equipment	2.2

Automobiles	2.1

Health Care Equipment & Supplies	2.1

Software	1.9

Aerospace & Defense	1.8

Professional Services	1.7

IT Services	1.6

Industrial Conglomerates	1.5

Multi-Utilities	1.5

Hotels, Restaurants & Leisure	1.4

Diversified Financial Services	1.2

Building Products	1.0

Tobacco	1.0

Household Products	1.0

Internet & Direct Marketing Retail	1.0

Air Freight & Logistics	1.0

Construction & Engineering	1.0

Others (each less than 1.0%)	12.1

Short-Term Investments	4.4

Abbreviations

OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	79

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SGPS	Holding company

(a)

    Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 is $255,212,673.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of April 30, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of April 30, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

EURO STOXX 50 Index	784	06/2021	EUR	37,061,617	711,102

FTSE 100 Index	196	06/2021	GBP	18,754,466	394,711

					1,105,813

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%

Australia — 8.0%

Afterpay Ltd.*	45,463	4,094,645

AGL Energy Ltd.	120,636	831,220

Alumina Ltd.	467,012	618,827

AMP Ltd.	665,419	571,427

Ampol Ltd.	46,142	909,545

APA Group	228,468	1,765,223

Aristocrat Leisure Ltd.	124,150	3,541,046

ASX Ltd.	37,490	2,106,519

Aurizon Holdings Ltd.	359,106	1,033,137

AusNet Services	363,614	532,232

Australia & New Zealand Banking Group Ltd.	553,743	12,217,940

Bendigo & Adelaide Bank Ltd.	102,884	816,327

BHP Group Ltd.	572,757	20,845,993

BHP Group plc	410,647	12,366,560

BlueScope Steel Ltd.	97,547	1,612,614

Boral Ltd.*	199,352	949,515

Brambles Ltd.	285,847	2,289,898

Challenger Ltd.	111,199	436,488

CIMIC Group Ltd.* (a)	14,679	218,536

Cochlear Ltd.	12,782	2,188,020

Coles Group Ltd.	258,290	3,243,521

Commonwealth Bank of Australia	344,934	23,613,001

Computershare Ltd.	110,471	1,201,116

Crown Resorts Ltd.*	71,193	668,550

CSL Ltd.	88,485	18,484,021

Dexus, REIT	222,260	1,744,694

Domino’s Pizza Enterprises Ltd.	12,234	1,004,682

Evolution Mining Ltd.	332,348	1,176,778

Fortescue Metals Group Ltd.	323,264	5,592,894

Glencore plc*	2,126,976	8,664,074

Goodman Group, REIT	326,865	4,766,529

GPT Group (The), REIT	377,173	1,342,462

Harvey Norman Holdings Ltd.	134,230	544,528

Incitec Pivot Ltd.*	376,069	763,387

Insurance Australia Group Ltd.	477,310	1,798,409

LendLease Corp. Ltd.	133,289	1,302,462

Macquarie Group Ltd.	66,127	8,150,982

Magellan Financial Group Ltd.	27,743	1,033,561

Medibank Pvt Ltd.	533,250	1,265,229

Mirvac Group, REIT	762,424	1,579,755

National Australia Bank Ltd.	641,056	13,118,689

Newcrest Mining Ltd.	158,762	3,244,786

Northern Star Resources Ltd.	226,207	1,817,447

Orica Ltd.	78,798	820,379

Origin Energy Ltd.	341,023	1,090,449

INVESTMENTS	SHARES	VALUE($)

Australia — continued

Qantas Airways Ltd.*	178,945	678,753

QBE Insurance Group Ltd.	285,977	2,163,295

Ramsay Health Care Ltd.	35,903	1,861,187

REA Group Ltd.	9,725	1,183,190

Reece Ltd.	55,042	861,155

Rio Tinto Ltd.	72,175	6,708,298

Rio Tinto plc	209,969	17,586,430

Santos Ltd.	367,284	1,949,694

Scentre Group, REIT	1,009,156	2,112,150

SEEK Ltd.*	68,711	1,637,530

Seven Group Holdings Ltd.	25,626	423,554

Sonic Healthcare Ltd.	92,904	2,567,861

South32 Ltd.	925,692	2,037,956

Stockland, REIT	462,207	1,665,644

Suncorp Group Ltd.	247,959	2,005,382

Sydney Airport*	256,051	1,217,680

Tabcorp Holdings Ltd.	431,075	1,643,626

Telstra Corp. Ltd.	806,007	2,105,593

TPG Telecom Ltd.	74,729	317,266

Transurban Group	532,344	5,804,825

Treasury Wine Estates Ltd.	139,696	1,079,575

Vicinity Centres, REIT	749,227	915,599

Washington H Soul Pattinson & Co. Ltd.	24,105	561,459

Wesfarmers Ltd.	220,450	9,189,673

Westpac Banking Corp.	713,278	13,745,354

WiseTech Global Ltd.	30,204	726,973

Woodside Petroleum Ltd.	187,083	3,262,855

Woolworths Group Ltd.	246,023	7,461,644

Worley Ltd.	62,290	516,875

		271,969,173

Austria — 0.2%

ANDRITZ AG	13,896	755,125

BAWAG Group AG (b)	13,465	726,338

Erste Group Bank AG	57,431	2,041,228

EVN AG	7,248	165,397

Oesterreichische Post AG	6,342	281,151

OMV AG	27,882	1,370,637

Raiffeisen Bank International AG	26,120	570,660

Strabag SE	3,020	119,834

Telekom Austria AG	28,488	232,898

Verbund AG	13,192	1,083,369

Vienna Insurance Group AG Wiener Versicherung Gruppe	7,200	193,033

voestalpine AG	21,443	930,290

		8,469,960

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	81

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Belgium — 1.0%

Ackermans & van Haaren NV	4,349	695,382

Ageas SA	35,935	2,173,345

Anheuser-Busch InBev SA	164,608	11,659,599

Elia Group SA/NV (a)	6,662	721,155

Etablissements Franz Colruyt NV	12,134	719,631

Galapagos NV*	9,246	719,849

Groupe Bruxelles Lambert SA	22,901	2,504,300

KBC Group NV*	65,624	5,091,672

Proximus SADP	30,110	641,492

Sofina SA	3,051	1,159,258

Solvay SA	14,145	1,798,715

Telenet Group Holding NV	9,599	410,468

UCB SA	24,582	2,276,246

Umicore SA (a)	38,805	2,357,893

		32,929,005

Brazil — 0.1%

Yara International ASA	33,234	1,733,556

Cambodia — 0.0% (c)

NagaCorp Ltd.	438,000	468,176

Chile — 0.1%

Antofagasta plc	66,816	1,721,189

China — 0.5%

Budweiser Brewing Co. APAC Ltd. (b)	333,400	1,050,578

China Evergrande New Energy Vehicle Group Ltd.* (a)	428,500	3,294,905

Chow Tai Fook Jewellery Group Ltd.	434,600	700,028

ESR Cayman Ltd.* (b)	194,800	665,281

Prosus NV*	82,129	8,913,601

Wilmar International Ltd.	550,500	2,154,451

		16,778,844

Colombia — 0.0% (c)

Millicom International Cellular SA, SDR*	19,600	774,567

Denmark — 2.4%

Ambu A/S, Class B	33,695	1,885,932

AP Moller — Maersk A/S, Class A	616	1,447,399

AP Moller — Maersk A/S, Class B	1,228	3,054,807

Carlsberg A/S, Class B	19,806	3,474,767

Chr Hansen Holding A/S*	19,915	1,828,345

Coloplast A/S, Class B	23,003	3,810,207

Danske Bank A/S	132,431	2,517,212

Demant A/S* (a)	20,042	1,003,339

DSV Panalpina A/S	39,799	8,866,832

Genmab A/S*	12,785	4,691,612

GN Store Nord A/S	27,661	2,494,669

INVESTMENTS	SHARES	VALUE($)

Denmark — continued

H Lundbeck A/S	12,382	381,279

Novo Nordisk A/S, Class B	324,220	23,916,893

Novozymes A/S, Class B	40,917	2,901,940

Orsted A/S (b)	35,145	5,108,850

Pandora A/S	19,442	2,201,785

Rockwool International A/S, Class A	1,153	449,981

Rockwool International A/S, Class B	1,395	623,981

Tryg A/S	59,823	1,367,967

Vestas Wind Systems A/S	196,350	8,196,328

		80,224,125

Finland — 1.3%

Elisa OYJ	29,167	1,653,401

Fortum OYJ (a)	84,628	2,223,923

Huhtamaki OYJ	18,576	881,265

Kesko OYJ, Class A	18,192	520,538

Kesko OYJ, Class B	52,888	1,610,407

Kone OYJ, Class B	78,419	6,159,231

Konecranes OYJ	12,426	571,932

Neles OYJ	26,072	379,344

Neste OYJ	83,751	5,064,488

Nokia OYJ*	1,103,470	5,227,090

Nokian Renkaat OYJ	25,025	931,719

Nordea Bank Abp	661,437	6,855,518

Orion OYJ, Class A	6,108	270,235

Orion OYJ, Class B	20,552	910,019

Sampo OYJ, Class A	98,046	4,650,777

Stora Enso OYJ, Class A (a)	9,555	198,734

Stora Enso OYJ, Class R	119,246	2,281,469

UPM-Kymmene OYJ	103,933	4,064,524

Wartsila OYJ Abp	93,952	1,212,445

		45,667,059

France — 10.4%

Adevinta ASA*	45,092	825,211

Aeroports de Paris*	5,179	663,858

Air Liquide SA	92,098	15,509,523

Airbus SE*	118,919	14,301,164

Alstom SA* (a)	54,848	2,995,339

Amundi SA* (b)	11,771	1,049,014

Arkema SA	12,932	1,616,719

Atos SE	18,955	1,290,829

AXA SA (a)	404,375	11,421,593

BioMerieux	8,021	954,112

BNP Paribas SA*	223,557	14,333,971

Bollore SA	176,853	892,901

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

France — continued

Bouygues SA (a)	43,504	1,864,383

Bureau Veritas SA*	56,045	1,676,149

Capgemini SE	31,176	5,712,910

Carrefour SA	112,405	2,176,949

Cie de Saint-Gobain	103,569	6,534,702

Cie Generale des Etablissements Michelin SCA	34,872	5,046,001

Covivio, REIT	9,342	833,410

Credit Agricole SA	249,518	3,859,599

Danone SA (a)	133,501	9,423,773

Dassault Aviation SA	453	493,512

Dassault Systemes SE	26,717	6,197,614

Edenred	47,942	2,717,904

Eiffage SA*	15,754	1,725,655

Electricite de France SA*	78,032	1,138,578

Engie SA	345,646	5,148,555

EssilorLuxottica SA	58,041	9,660,334

Faurecia SE	23,854	1,288,762

Gecina SA, REIT	10,504	1,537,551

Getlink SE	84,132	1,338,321

Hermes International	6,774	8,502,124

Iliad SA	3,044	552,753

Ipsen SA	7,790	753,099

Kering SA	14,342	11,492,422

Legrand SA	51,914	5,053,304

L’Oreal SA (a)	46,807	19,166,082

LVMH Moet Hennessy Louis Vuitton SE	52,014	39,184,773

Orange SA	398,236	4,959,321

Pernod Ricard SA	39,206	8,051,607

Publicis Groupe SA	44,798	2,899,323

Safran SA	68,115	10,170,162

Sanofi (a)	222,749	23,353,536

Sartorius Stedim Biotech	4,659	2,139,814

Schneider Electric SE (a)	104,880	16,734,223

SEB SA	5,574	1,015,109

Societe Generale SA*	156,421	4,449,739

Sodexo SA*	16,277	1,628,486

Suez SA	79,092	1,890,385

Teleperformance	11,419	4,409,383

Thales SA	20,658	2,106,007

TOTAL SE	485,750	21,469,086

Ubisoft Entertainment SA*	15,545	1,166,563

Unibail-Rodamco-Westfield, REIT* (a)	26,923	2,217,154

Valeo SA	46,809	1,516,891

Veolia Environnement SA (a)	103,675	3,306,717

Vinci SA	95,457	10,474,475

INVESTMENTS	SHARES	VALUE($)

France — continued

Vivendi SE*	168,332	5,868,141

Worldline SA* (b)	43,950	4,314,934

		353,074,509

Germany — 8.4%

adidas AG*	35,850	11,072,664

Allianz SE (Registered)	80,193	20,819,461

Aroundtown SA	232,136	1,787,474

BASF SE	178,579	14,391,924

Bayer AG (Registered)	191,011	12,360,009

Bayerische Motoren Werke AG	62,034	6,216,442

Bayerische Motoren Werke AG (Preference)	11,011	901,827

Beiersdorf AG	19,033	2,148,266

Brenntag SE	30,039	2,696,744

Commerzbank AG*	191,567	1,263,224

Continental AG	20,999	2,837,793

Covestro AG (b)	34,629	2,264,717

Daimler AG (Registered)	162,246	14,439,691

Deutsche Bank AG (Registered)*	401,839	5,598,126

Deutsche Boerse AG	36,941	6,365,870

Deutsche Lufthansa AG (Registered)* (a)	57,872	747,613

Deutsche Post AG (Registered)	190,855	11,240,822

Deutsche Telekom AG (Registered)	629,519	12,115,128

Deutsche Wohnen SE	69,962	3,784,850

E.ON SE	436,515	5,263,429

Evonik Industries AG	37,000	1,295,336

Fresenius Medical Care AG & Co. KGaA	39,292	3,128,677

Fresenius SE & Co. KGaA	80,218	3,942,662

GEA Group AG	31,810	1,396,919

Hannover Rueck SE	11,676	2,156,102

HeidelbergCement AG	28,548	2,615,948

Henkel AG & Co. KGaA	19,123	1,899,919

Henkel AG & Co. KGaA (Preference)	34,640	3,979,087

HOCHTIEF AG*	4,560	427,596

Infineon Technologies AG	253,908	10,181,853

KION Group AG	13,979	1,392,970

LANXESS AG	16,933	1,246,140

Merck KGaA	25,129	4,414,774

MTU Aero Engines AG	10,371	2,617,199

Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	27,240	7,870,565

Porsche Automobil Holding SE (Preference)	29,772	3,138,461

Puma SE*	18,115	1,909,725

RWE AG	131,477	4,992,429

SAP SE	212,582	29,765,884

Sartorius AG (Preference)	6,625	3,737,961

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	83

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Germany — continued

Siemens AG (Registered)	157,001	26,193,251

Siemens Energy AG*	77,705	2,598,997

Symrise AG	25,062	3,236,382

Talanx AG	10,288	433,461

Telefonica Deutschland Holding AG	184,260	535,492

TUI AG* (a)	159,659	953,903

Uniper SE	19,134	698,165

United Internet AG (Registered)	22,171	932,466

Volkswagen AG (Preference)	35,682	9,290,154

Vonovia SE	110,024	7,229,098

Zalando SE* (b)	32,260	3,354,995

		285,882,645

Hong Kong — 2.7%

AIA Group Ltd.	2,351,800	29,850,400

ASM Pacific Technology Ltd.	59,700	901,675

Bank of East Asia Ltd. (The)	312,200	654,597

Cathay Pacific Airways Ltd.*	186,636	164,118

CK Asset Holdings Ltd.	474,000	2,967,535

CK Infrastructure Holdings Ltd.	118,000	721,509

CLP Holdings Ltd.	314,500	3,104,342

Dairy Farm International Holdings Ltd.	59,900	260,987

Guoco Group Ltd.	15,000	181,520

Hang Lung Properties Ltd.	357,000	973,975

Hang Seng Bank Ltd.	141,300	2,766,240

Henderson Land Development Co. Ltd.	262,000	1,164,519

HK Electric Investments & HK Electric Investments Ltd. (b)	453,000	453,714

HKT Trust & HKT Ltd.	704,000	1,022,198

Hong Kong & China Gas Co. Ltd.	2,074,000	3,326,796

Hong Kong Exchanges & Clearing Ltd.	231,700	13,974,070

Hysan Development Co. Ltd.	120,000	451,749

Jardine Matheson Holdings Ltd.	50,800	3,411,178

JS Global Lifestyle Co. Ltd.* (b)	186,500	563,065

Kerry Properties Ltd.	115,500	389,155

Link, REIT	404,700	3,817,561

MTR Corp. Ltd.	299,000	1,665,262

New World Development Co. Ltd.	276,000	1,460,501

NWS Holdings Ltd.	280,000	309,017

PCCW Ltd.	787,000	455,320

Power Assets Holdings Ltd.	264,500	1,625,567

Sino Land Co. Ltd.	606,000	899,999

Sun Hung Kai Properties Ltd.	298,500	4,490,144

Swire Pacific Ltd., Class A	96,500	777,426

Swire Pacific Ltd., Class B	170,000	214,962

Swire Properties Ltd.	204,600	610,557

INVESTMENTS	SHARES	VALUE($)

Hong Kong — continued

Techtronic Industries Co. Ltd.	334,500	6,069,426

WH Group Ltd. (b)	1,828,000	1,592,740

Wharf Real Estate Investment Co. Ltd.	337,000	1,936,750

		93,228,574

Ireland — 0.7%

CRH plc	152,640	7,202,203

Flutter Entertainment plc*	29,664	6,047,308

Kerry Group plc, Class A	29,889	3,874,266

Kingspan Group plc	29,891	2,658,659

Kingspan Group plc	123	10,919

Smurfit Kappa Group plc	50,158	2,564,093

		22,357,448

Israel — 0.4%

Azrieli Group Ltd.	7,297	512,035

Bank Hapoalim BM*	216,426	1,720,071

Bank Leumi Le-Israel BM*	283,896	1,992,876

Bezeq The Israeli Telecommunication Corp. Ltd.*	409,110	443,902

Elbit Systems Ltd.	4,796	657,728

ICL Group Ltd.	133,344	853,219

Israel Discount Bank Ltd., Class A*	225,388	1,014,607

Mizrahi Tefahot Bank Ltd.*	26,667	749,525

Nice Ltd.*	12,102	2,918,573

Teva Pharmaceutical Industries Ltd.*	211,804	2,252,452

		13,114,988

Italy — 2.1%

A2A SpA	303,316	593,278

Amplifon SpA*	16,632	701,958

Assicurazioni Generali SpA	239,015	4,784,230

Atlantia SpA*	97,542	1,901,602

Banca Mediolanum SpA	47,374	442,022

Banco BPM SpA	293,380	834,431

Buzzi Unicem SpA	19,375	516,962

Davide Campari-Milano NV (a)	80,974	955,526

DiaSorin SpA	3,792	644,024

Enel SpA	1,502,284	14,916,675

Eni SpA	492,748	5,869,070

Ferrari NV	24,885	5,330,790

FinecoBank Banca Fineco SpA*	118,515	2,038,435

Freni Brembo SpA*	29,746	370,199

Hera SpA	152,868	615,149

Infrastrutture Wireless Italiane SpA (b)	63,216	737,571

Intesa Sanpaolo SpA*	3,400,973	9,481,623

Leonardo SpA	78,368	639,535

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Italy — continued

Mediobanca Banca di Credito Finanziario SpA*	142,589	1,610,472

Moncler SpA*	38,677	2,370,532

Nexi SpA* (b)	69,289	1,327,257

Pirelli & C SpA* (b)	86,694	487,104

Poste Italiane SpA (b)	88,518	1,158,802

Prysmian SpA	51,926	1,624,588

Recordati Industria Chimica e Farmaceutica SpA	19,445	1,071,392

Salvatore Ferragamo SpA*	12,986	278,033

Snam SpA	409,982	2,306,992

Telecom Italia SpA	2,255,833	1,236,808

Telecom Italia SpA	1,167,144	684,604

Terna Rete Elettrica Nazionale SpA	277,114	2,042,734

UniCredit SpA	413,238	4,244,777

UnipolSai Assicurazioni SpA	90,963	282,495

		72,099,670

Japan — 25.5%

ABC-Mart, Inc.	6,100	326,841

Acom Co. Ltd.	90,600	389,435

Advance Residence Investment Corp., REIT	268	853,537

Advantest Corp.	38,800	3,667,959

Aeon Co. Ltd.	169,600	4,628,201

AEON Financial Service Co. Ltd.	21,700	247,019

Aeon Mall Co. Ltd.	19,400	307,967

AGC, Inc.	44,300	2,020,050

Air Water, Inc.	44,500	736,063

Aisin Corp.	35,400	1,362,541

Ajinomoto Co., Inc.	106,800	2,135,838

Alfresa Holdings Corp.	41,600	745,709

Alps Alpine Co. Ltd.	39,500	478,611

Amada Co. Ltd.	69,500	753,825

ANA Holdings, Inc.*	31,400	720,892

Aozora Bank Ltd.	22,900	493,058

Asahi Group Holdings Ltd.	93,600	3,913,704

Asahi Intecc Co. Ltd.	44,300	1,192,417

Asahi Kasei Corp.	271,100	2,855,900

Asics Corp.	36,800	584,743

Astellas Pharma, Inc.	361,900	5,446,982

Bandai Namco Holdings, Inc.	43,100	3,162,722

Bank of Kyoto Ltd. (The)	14,900	800,459

Benesse Holdings, Inc.	16,100	355,518

Bridgestone Corp.	119,400	4,785,329

Brother Industries Ltd.	50,800	1,077,118

Calbee, Inc.	22,300	534,392

Canon Marketing Japan, Inc.	11,000	265,564

INVESTMENTS	SHARES	VALUE($)

Japan — continued

Canon, Inc.	207,500	4,934,382

Casio Computer Co. Ltd.	44,600	789,698

Central Japan Railway Co.	40,000	5,860,474

Chiba Bank Ltd. (The)	143,700	898,586

Chubu Electric Power Co., Inc.	139,400	1,689,305

Chugai Pharmaceutical Co. Ltd.	124,000	4,654,329

Chugoku Electric Power Co., Inc. (The)	63,700	712,915

Coca-Cola Bottlers Japan Holdings, Inc.	29,200	467,214

Concordia Financial Group Ltd.	234,200	880,473

Cosmos Pharmaceutical Corp.	4,400	631,519

Credit Saison Co. Ltd.	30,900	356,231

CyberAgent, Inc.	79,600	1,633,587

Dai Nippon Printing Co. Ltd.	54,600	1,081,909

Daicel Corp.	55,100	425,759

Daifuku Co. Ltd.	24,700	2,441,409

Dai-ichi Life Holdings, Inc.	221,400	3,997,835

Daiichi Sankyo Co. Ltd.	355,600	9,082,176

Daikin Industries Ltd.	56,900	11,477,572

Daito Trust Construction Co. Ltd.	13,400	1,424,862

Daiwa House Industry Co. Ltd.	129,600	3,842,931

Daiwa House REIT Investment Corp., REIT	390	1,044,499

Daiwa Securities Group, Inc.	292,900	1,562,950

DeNA Co. Ltd.	16,400	335,533

Denso Corp.	101,100	6,536,418

Dentsu Group, Inc.	46,900	1,447,505

DIC Corp.	16,000	408,945

Disco Corp.	5,800	1,872,943

East Japan Railway Co.	73,400	5,026,995

Eisai Co. Ltd.	57,700	3,763,305

Electric Power Development Co. Ltd.	33,800	541,883

ENEOS Holdings, Inc.	628,000	2,700,974

Ezaki Glico Co. Ltd.	11,500	430,377

FANUC Corp.	37,000	8,520,468

Fast Retailing Co. Ltd.	12,600	10,337,440

Fuji Electric Co. Ltd.	28,900	1,315,752

Fuji Media Holdings, Inc.	10,000	121,684

FUJIFILM Holdings Corp.	78,100	5,058,948

Fujitsu Ltd.	36,300	5,766,546

Fukuoka Financial Group, Inc.	37,000	631,065

GLP J-REIT, REIT	841	1,409,747

GMO Payment Gateway, Inc.	8,300	1,055,292

Hakuhodo DY Holdings, Inc.	58,800	995,150

Hamamatsu Photonics KK	28,400	1,646,128

Hankyu Hanshin Holdings, Inc.	49,700	1,567,493

Harmonic Drive Systems, Inc.	7,900	531,277

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	85

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Japan — continued

Haseko Corp.	48,300	647,908

Hikari Tsushin, Inc.	4,100	824,756

Hino Motors Ltd.	55,600	466,657

Hirose Electric Co. Ltd.	6,600	1,052,084

Hisamitsu Pharmaceutical Co., Inc.	16,500	962,530

Hitachi Construction Machinery Co. Ltd.	20,400	627,111

Hitachi Ltd.	188,200	9,315,472

Hitachi Metals Ltd.	39,700	769,705

Honda Motor Co. Ltd.	334,600	9,977,716

Hoshizaki Corp.	11,600	1,030,524

Hoya Corp.	72,500	8,240,735

Hulic Co. Ltd.	97,000	1,106,629

Ibiden Co. Ltd.	25,900	1,222,571

Idemitsu Kosan Co. Ltd.	47,900	1,145,575

Iida Group Holdings Co. Ltd.	35,900	874,322

Inpex Corp.	209,500	1,425,649

Isetan Mitsukoshi Holdings Ltd.	76,700	537,406

Isuzu Motors Ltd.	119,900	1,217,482

ITOCHU Corp.	274,300	8,563,304

Itochu Techno-Solutions Corp.	18,600	643,595

Iyo Bank Ltd. (The)	63,600	350,797

Izumi Co. Ltd.	8,700	346,362

J Front Retailing Co. Ltd.	52,400	500,332

Japan Airlines Co. Ltd.*	28,400	608,386

Japan Airport Terminal Co. Ltd.	16,200	727,373

Japan Exchange Group, Inc.	104,200	2,443,847

Japan Metropolitan Fund Invest, REIT	1,353	1,333,331

Japan Post Holdings Co. Ltd.*	287,500	2,415,992

Japan Post Insurance Co. Ltd.	39,900	769,309

Japan Prime Realty Investment Corp., REIT	185	750,992

Japan Real Estate Investment Corp., REIT	268	1,661,115

Japan Tobacco, Inc.	213,900	4,012,479

JFE Holdings, Inc.	111,800	1,470,140

JGC Holdings Corp.	50,200	573,866

JSR Corp.	42,100	1,297,693

JTEKT Corp.	47,900	432,044

Kajima Corp.	97,400	1,347,331

Kakaku.com, Inc.	25,200	684,188

Kamigumi Co. Ltd.	21,600	420,855

Kaneka Corp.	13,200	514,111

Kansai Electric Power Co., Inc. (The)	160,000	1,589,239

Kansai Paint Co. Ltd.	50,100	1,261,469

Kao Corp.	93,800	6,030,739

Kawasaki Heavy Industries Ltd.*	32,400	777,658

KDDI Corp.	318,000	9,612,967

INVESTMENTS	SHARES	VALUE($)

Japan — continued

Keihan Holdings Co. Ltd.	20,800	759,512

Keikyu Corp.	53,400	684,648

Keio Corp.	23,700	1,542,819

Keisei Electric Railway Co. Ltd.	33,500	1,046,179

Kewpie Corp.	23,200	549,187

Keyence Corp.	36,500	17,521,937

Kikkoman Corp.	37,600	2,310,676

Kinden Corp.	26,600	452,877

Kintetsu Group Holdings Co. Ltd.*	36,900	1,323,773

Kirin Holdings Co. Ltd.	168,900	3,171,815

Kobayashi Pharmaceutical Co. Ltd.	10,600	946,708

Kobe Bussan Co. Ltd.	23,300	622,441

Koito Manufacturing Co. Ltd.	24,900	1,553,278

Komatsu Ltd.	189,200	5,563,355

Konami Holdings Corp.	19,600	1,169,069

Kose Corp.	6,900	1,038,695

K’s Holdings Corp.	37,800	515,678

Kubota Corp.	223,200	5,250,954

Kuraray Co. Ltd.	69,000	750,045

Kurita Water Industries Ltd.	20,700	956,017

Kyocera Corp.	68,300	4,146,711

Kyowa Kirin Co. Ltd.	49,100	1,494,511

Kyushu Electric Power Co., Inc.	91,900	842,332

Kyushu Financial Group, Inc.	85,200	331,848

Kyushu Railway Co.	30,500	684,705

Lasertec Corp.	15,100	2,658,942

Lawson, Inc.	10,000	449,411

Lion Corp.	57,900	1,086,388

Lixil Corp.	56,400	1,527,702

M3, Inc.	83,100	5,740,539

Mabuchi Motor Co. Ltd.	11,500	460,606

Makita Corp.	54,400	2,449,918

Marubeni Corp.	321,000	2,673,685

Marui Group Co. Ltd.	43,900	825,066

Maruichi Steel Tube Ltd.	15,600	390,482

Matsui Securities Co. Ltd.	21,600	169,578

Matsumotokiyoshi Holdings Co. Ltd.	18,400	739,983

Mazda Motor Corp.	116,200	902,317

McDonald’s Holdings Co. Japan Ltd.	12,900	588,989

Mebuki Financial Group, Inc.	228,300	498,132

Medipal Holdings Corp.	41,300	759,941

MEIJI Holdings Co. Ltd.	28,100	1,743,704

Mercari, Inc.*	19,500	957,150

MINEBEA MITSUMI, Inc.	83,100	2,084,077

MISUMI Group, Inc.	55,000	1,553,403

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Japan — continued

Mitsubishi Chemical Holdings Corp.	275,200	2,048,722

Mitsubishi Corp.	274,500	7,590,122

Mitsubishi Electric Corp.	417,500	6,432,987

Mitsubishi Estate Co. Ltd.	270,600	4,453,777

Mitsubishi Gas Chemical Co., Inc.	40,200	928,809

Mitsubishi HC Capital, Inc.	155,100	891,379

Mitsubishi Heavy Industries Ltd.	65,600	1,952,804

Mitsubishi Logistics Corp.	16,200	481,719

Mitsubishi Materials Corp.	26,200	588,621

Mitsubishi Motors Corp.*	132,700	359,533

Mitsubishi UFJ Financial Group, Inc.	2,508,600	13,345,996

Mitsui & Co. Ltd.	317,200	6,694,076

Mitsui Chemicals, Inc.	39,600	1,246,606

Mitsui Fudosan Co. Ltd.	187,700	4,080,466

Mitsui OSK Lines Ltd.	23,400	940,776

Mizuho Financial Group, Inc.	493,700	6,948,546

MonotaRO Co. Ltd.	47,600	1,208,678

MS&AD Insurance Group Holdings, Inc.	93,400	2,649,817

Murata Manufacturing Co. Ltd.	124,900	9,930,476

Nabtesco Corp.	24,200	1,088,989

Nagoya Railroad Co. Ltd.*	38,400	882,005

Nankai Electric Railway Co. Ltd.	22,000	485,935

NEC Corp.	53,000	3,081,192

Nexon Co. Ltd.	87,900	2,907,493

NGK Insulators Ltd.	53,000	968,651

NGK Spark Plug Co. Ltd.	33,000	551,092

NH Foods Ltd.	19,900	888,826

Nidec Corp.	106,700	12,320,538

Nihon M&A Center, Inc.	56,900	1,486,499

Nikon Corp.	67,600	636,524

Nintendo Co. Ltd.	23,100	13,251,391

Nippon Building Fund, Inc., REIT	320	2,100,158

Nippon Express Co. Ltd.	16,900	1,293,422

Nippon Paint Holdings Co. Ltd.	281,100	4,015,186

Nippon Prologis REIT, Inc., REIT	502	1,608,647

Nippon Sanso Holdings Corp.	41,700	784,478

Nippon Shinyaku Co. Ltd.	12,000	809,443

Nippon Shokubai Co. Ltd.	6,900	362,657

Nippon Steel Corp.	184,700	3,227,630

Nippon Telegraph & Telephone Corp.	250,300	6,310,785

Nippon Television Holdings, Inc.	10,000	131,655

Nippon Yusen KK	33,100	1,300,942

Nissan Chemical Corp.	28,100	1,444,701

Nissan Motor Co. Ltd.*	467,700	2,347,830

Nisshin Seifun Group, Inc.	50,700	818,922

INVESTMENTS	SHARES	VALUE($)

Japan — continued

Nissin Foods Holdings Co. Ltd.	16,400	1,162,120

Nitori Holdings Co. Ltd.	17,000	3,044,792

Nitto Denko Corp.	30,900	2,557,107

NOK Corp.	23,500	302,866

Nomura Holdings, Inc.	546,900	2,939,673

Nomura Real Estate Holdings, Inc.	23,200	571,939

Nomura Real Estate Master Fund, Inc., REIT	913	1,442,593

Nomura Research Institute Ltd.	75,900	2,329,301

NSK Ltd.	95,300	878,823

NTT Data Corp.	125,500	1,954,155

Obayashi Corp.	139,700	1,278,181

Obic Co. Ltd.	13,000	2,505,439

Odakyu Electric Railway Co. Ltd.	67,100	1,817,334

Oji Holdings Corp.	196,400	1,238,852

Olympus Corp.	250,500	5,155,672

Omron Corp.	40,000	3,029,039

Ono Pharmaceutical Co. Ltd.	96,500	2,430,725

Oracle Corp.	6,600	618,783

Orient Corp.	120,800	165,002

Oriental Land Co. Ltd.	43,900	6,223,303

ORIX Corp.	249,900	4,034,352

Orix JREIT, Inc., REIT	534	941,962

Osaka Gas Co. Ltd.	80,700	1,562,027

Otsuka Corp.	21,300	1,071,467

Otsuka Holdings Co. Ltd.	108,400	4,154,381

Pan Pacific International Holdings Corp.	116,600	2,513,352

Panasonic Corp.	453,200	5,321,475

Park24 Co. Ltd.	21,900	423,084

PeptiDream, Inc.*	19,000	813,248

Persol Holdings Co. Ltd.	37,400	688,767

Pigeon Corp.	23,600	800,949

Pola Orbis Holdings, Inc.	16,400	424,713

Rakuten Group, Inc.	158,300	2,012,336

Recruit Holdings Co. Ltd.	329,800	14,869,855

Renesas Electronics Corp.*	195,300	2,274,882

Resona Holdings, Inc.	460,700	1,896,536

Ricoh Co. Ltd.	132,700	1,418,048

Rinnai Corp.	7,700	773,192

Rohm Co. Ltd.	17,000	1,678,116

Ryohin Keikaku Co. Ltd.	51,100	1,076,225

Santen Pharmaceutical Co. Ltd.	77,500	992,595

SBI Holdings, Inc.	47,100	1,331,273

SCSK Corp.	10,000	580,319

Secom Co. Ltd.	41,700	3,475,046

Sega Sammy Holdings, Inc.	33,800	485,121

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	87

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Japan — continued

Seibu Holdings, Inc.	51,400	552,747

Seiko Epson Corp.	64,100	1,093,649

Sekisui Chemical Co. Ltd.	87,700	1,529,084

Sekisui House Ltd.	126,400	2,559,932

Seria Co. Ltd.	9,300	337,024

Seven & i Holdings Co. Ltd.	155,100	6,696,617

Seven Bank Ltd.	141,600	304,924

SG Holdings Co. Ltd.	98,400	2,234,580

Sharp Corp.	40,900	690,203

Shimadzu Corp.	53,300	1,867,790

Shimamura Co. Ltd.	4,900	484,756

Shimano, Inc.	16,600	3,795,672

Shimizu Corp.	136,000	1,114,396

Shin-Etsu Chemical Co. Ltd.	76,900	12,980,887

Shinsei Bank Ltd.	31,900	465,305

Shionogi & Co. Ltd.	54,500	2,873,198

Shiseido Co. Ltd.	77,700	5,654,327

Shizuoka Bank Ltd. (The)	109,500	840,247

Showa Denko KK	29,000	878,109

SMC Corp.	12,400	7,205,355

SoftBank Corp.	307,200	3,959,924

SoftBank Group Corp.	321,000	28,925,516

Sohgo Security Services Co. Ltd.	16,800	736,558

Sojitz Corp.	225,700	674,198

Sompo Holdings, Inc.	72,500	2,694,473

Sony Group Corp.	245,100	24,504,836

Square Enix Holdings Co. Ltd.	17,400	964,836

Stanley Electric Co. Ltd.	29,500	844,479

Subaru Corp.	119,700	2,225,637

SUMCO Corp.	49,100	1,269,832

Sumitomo Chemical Co. Ltd.	320,500	1,635,896

Sumitomo Corp.	231,100	3,140,416

Sumitomo Dainippon Pharma Co. Ltd.	37,000	642,367

Sumitomo Electric Industries Ltd.	154,300	2,295,969

Sumitomo Heavy Industries Ltd.	23,800	692,737

Sumitomo Metal Mining Co. Ltd.	53,200	2,252,401

Sumitomo Mitsui Financial Group, Inc.	267,100	9,382,881

Sumitomo Mitsui Trust Holdings, Inc.	72,700	2,477,807

Sumitomo Realty & Development Co. Ltd.	92,500	3,087,735

Sumitomo Rubber Industries Ltd.	36,300	449,679

Sundrug Co. Ltd.	13,200	449,833

Suntory Beverage & Food Ltd.	24,500	827,006

Suzuken Co. Ltd.	15,400	554,978

Suzuki Motor Corp.	95,400	3,620,098

Sysmex Corp.	32,100	3,206,262

INVESTMENTS	SHARES	VALUE($)

Japan — continued

T&D Holdings, Inc.	116,400	1,428,491

Taiheiyo Cement Corp.	24,600	617,626

Taisei Corp.	40,900	1,511,184

Taisho Pharmaceutical Holdings Co. Ltd.	10,700	630,828

Takeda Pharmaceutical Co. Ltd.	306,400	10,233,915

TBS Holdings, Inc.	6,600	128,864

TDK Corp.	25,200	3,417,446

Teijin Ltd.	38,300	630,590

Terumo Corp.	140,200	5,301,275

THK Co. Ltd.	23,800	811,929

TIS, Inc.	44,900	1,113,982

Tobu Railway Co. Ltd.	40,600	1,045,449

Toho Co. Ltd.	27,400	1,091,972

Toho Gas Co. Ltd.	19,200	1,070,063

Tohoku Electric Power Co., Inc.	97,500	861,313

Tokio Marine Holdings, Inc.	136,400	6,541,322

Tokyo Century Corp.	10,200	630,580

Tokyo Electric Power Co. Holdings, Inc.*	158,200	469,092

Tokyo Electron Ltd.	30,500	13,852,732

Tokyo Gas Co. Ltd.	74,500	1,511,895

Tokyo Tatemono Co. Ltd.	41,200	609,978

Tokyu Corp.	110,100	1,415,971

Tokyu Fudosan Holdings Corp.	117,100	651,771

Toppan Printing Co. Ltd.	67,900	1,159,571

Toray Industries, Inc.	317,200	1,972,419

Toshiba Corp.	82,300	3,401,561

Tosoh Corp.	63,700	1,129,078

TOTO Ltd.	30,900	1,606,494

Toyo Seikan Group Holdings Ltd.	32,100	376,223

Toyo Suisan Kaisha Ltd.	19,800	807,345

Toyoda Gosei Co. Ltd.	14,900	365,203

Toyota Boshoku Corp.	16,700	311,564

Toyota Industries Corp.	39,900	3,203,527

Toyota Motor Corp.	494,800	37,023,004

Toyota Tsusho Corp.	46,100	1,953,464

Trend Micro, Inc.	27,300	1,299,450

Tsumura & Co.	13,400	446,270

Tsuruha Holdings, Inc.	7,000	809,189

Unicharm Corp.	85,700	3,331,189

United Urban Investment Corp., REIT	604	901,691

USS Co. Ltd.	43,100	782,086

Welcia Holdings Co. Ltd.	19,900	620,908

West Japan Railway Co.	37,300	2,062,161

Workman Co. Ltd.	4,800	312,868

Yakult Honsha Co. Ltd.	31,100	1,513,844

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Japan — continued

Yamada Holdings Co. Ltd.	151,600	754,701

Yamaha Corp.	32,100	1,751,875

Yamaha Motor Co. Ltd.	61,000	1,524,122

Yamato Holdings Co. Ltd.	70,200	1,979,910

Yamazaki Baking Co. Ltd.	35,100	556,370

Yaskawa Electric Corp.	51,800	2,387,715

Yokogawa Electric Corp.	46,300	840,488

Yokohama Rubber Co. Ltd. (The)	25,900	481,644

Z Holdings Corp.	515,900	2,379,469

ZOZO, Inc.	18,700	628,956

		867,895,310

Jordan — 0.0% (c)

Hikma Pharmaceuticals plc	31,099	1,048,010

Luxembourg — 0.2%

ArcelorMittal SA	135,083	3,926,948

Eurofins Scientific SE	23,735	2,350,753

RTL Group SA*	7,193	422,899

		6,700,600

Macau — 0.2%

Galaxy Entertainment Group Ltd.*	414,000	3,634,144

MGM China Holdings Ltd.	162,000	266,476

Sands China Ltd.*	471,600	2,231,639

SJM Holdings Ltd.	412,000	532,039

Wynn Macau Ltd.*	282,400	541,590

		7,205,888

Mexico — 0.0% (c)

Fresnillo plc	35,676	405,676

Netherlands — 4.7%

Adyen NV* (b)	5,901	14,522,915

Aegon NV	273,102	1,265,644

Akzo Nobel NV (a)	37,055	4,449,158

Argenx SE*	700	199,574

Argenx SE*	9,204	2,644,834

ASML Holding NV	81,563	52,945,969

EXOR NV	21,941	1,800,757

GrandVision NV* (b)	11,340	366,742

HAL Trust	16,536	2,960,928

Heineken Holding NV	19,524	1,939,326

Heineken NV	45,917	5,326,350

ING Groep NV	758,395	9,688,492

JDE Peet’s NV*	13,551	526,865

Koninklijke Ahold Delhaize NV	214,013	5,759,501

Koninklijke DSM NV	35,480	6,361,570

INVESTMENTS	SHARES	VALUE($)

Netherlands — continued

Koninklijke KPN NV	686,408	2,367,844

Koninklijke Philips NV*	177,135	10,015,772

Koninklijke Vopak NV (a)	12,666	579,954

NN Group NV	64,216	3,202,998

Randstad NV	24,224	1,747,815

Royal Dutch Shell plc, Class A	797,396	15,004,022

Royal Dutch Shell plc, Class B	720,586	12,893,929

Wolters Kluwer NV	52,013	4,704,633

		161,275,592

New Zealand — 0.3%

a2 Milk Co. Ltd. (The)*	143,789	786,121

Auckland International Airport Ltd.*	233,819	1,264,507

Contact Energy Ltd.	153,583	828,952

Fisher & Paykel Healthcare Corp. Ltd.	112,057	2,888,035

Fletcher Building Ltd.	159,598	829,738

Mercury NZ Ltd.	121,344	601,095

Meridian Energy Ltd.	243,136	926,847

Ryman Healthcare Ltd.	80,358	812,421

Spark New Zealand Ltd.	358,572	1,128,720

		10,066,436

Norway — 0.6%

Aker ASA, Class A (a)	4,785	356,057

Aker BP ASA	20,924	595,900

DNB ASA	171,829	3,685,087

Equinor ASA	209,210	4,224,530

Gjensidige Forsikring ASA	36,794	835,560

Kongsberg Gruppen ASA	18,220	459,851

Leroy Seafood Group ASA	54,224	497,096

Mowi ASA	87,470	2,157,894

Norsk Hydro ASA	264,414	1,683,732

Orkla ASA	157,069	1,601,023

Salmar ASA	10,532	728,850

Schibsted ASA, Class A*	15,874	797,730

Schibsted ASA, Class B*	19,488	854,531

Storebrand ASA (a)	90,584	864,635

Telenor ASA	124,650	2,220,638

		21,563,114

Portugal — 0.1%

EDP — Energias de Portugal SA	541,251	3,007,623

Galp Energia SGPS SA	88,104	1,014,501

Jeronimo Martins SGPS SA	47,521	867,837

		4,889,961

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	89

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Russia — 0.1%

Evraz plc	105,016	931,317

Polymetal International plc	54,209	1,119,346

		2,050,663

Singapore — 1.1%

Ascendas, REIT	613,500	1,429,651

CapitaLand Integrated Commercial Trust, REIT	877,472	1,415,681

CapitaLand Ltd.	482,900	1,346,162

City Developments Ltd.	91,900	543,632

ComfortDelGro Corp. Ltd.	399,700	515,727

DBS Group Holdings Ltd.	348,200	7,803,534

Frasers Property Ltd.	82,200	76,458

Genting Singapore Ltd.	1,098,600	712,497

Great Eastern Holdings Ltd.	11,400	196,554

Jardine Cycle & Carriage Ltd.	19,100	332,482

Keppel, REIT	375,900	349,829

Keppel Corp. Ltd.	277,900	1,129,028

Mapletree Commercial Trust, REIT	430,400	706,039

Mapletree North Asia Commercial Trust, REIT (b)	422,800	346,377

Olam International Ltd.	136,100	177,830

Oversea-Chinese Banking Corp. Ltd.	779,600	7,126,739

SATS Ltd.*	129,700	394,591

Sembcorp Industries Ltd.	183,100	291,053

Singapore Airlines Ltd.*	252,650	957,523

Singapore Exchange Ltd.	160,700	1,258,875

Singapore Technologies Engineering Ltd.	289,800	838,378

Singapore Telecommunications Ltd.	1,342,700	2,519,102

Suntec, REIT	425,100	487,160

United Overseas Bank Ltd.	299,200	5,963,883

UOL Group Ltd.	93,200	537,781

Venture Corp. Ltd.	52,200	787,625

		38,244,191

South Africa — 0.3%

Anglo American plc	265,029	11,237,351

South Korea — 0.1%

Delivery Hero SE* (b)	30,451	4,830,773

Spain — 2.5%

Acciona SA	4,228	735,004

ACS Actividades de Construccion y Servicios SA	52,336	1,705,146

Aena SME SA* (b)	14,291	2,483,713

Amadeus IT Group SA*	87,589	5,964,644

Banco Bilbao Vizcaya Argentaria SA	1,296,426	7,259,446

INVESTMENTS	SHARES	VALUE($)

Spain — continued

Banco Santander SA	3,371,510	13,005,788

CaixaBank SA*	849,497	2,717,512

Cellnex Telecom SA (b)	105,675	5,977,409

EDP Renovaveis SA*	47,302	1,127,140

Enagas SA	48,192	1,049,164

Endesa SA	61,504	1,617,661

Ferrovial SA	96,897	2,751,006

Grifols SA	56,934	1,542,123

Grifols SA (Preference), Class B	50,620	894,005

Iberdrola SA	1,137,325	15,369,764

Industria de Diseno Textil SA (a)	218,147	7,761,822

Mapfre SA	196,966	423,165

Naturgy Energy Group SA	65,718	1,688,269

Red Electrica Corp. SA	83,814	1,538,663

Repsol SA	280,455	3,347,593

Siemens Gamesa Renewable Energy SA*	43,530	1,572,297

Telefonica SA	1,020,770	4,730,576

		85,261,910

Sweden — 3.7%

Alfa Laval AB	57,670	1,947,670

Assa Abloy AB, Class B	192,824	5,497,332

Atlas Copco AB, Class A	125,666	7,620,394

Atlas Copco AB, Class B	75,870	3,936,816

Axfood AB	20,939	523,993

Boliden AB (a)	52,964	2,060,169

Castellum AB (a)	47,243	1,150,466

Electrolux AB, Series B	49,346	1,384,979

Elekta AB, Class B	71,374	954,472

Epiroc AB, Class A	121,725	2,633,826

Epiroc AB, Class B	75,510	1,478,449

EQT AB	40,603	1,368,421

Essity AB, Class A	5,621	185,916

Essity AB, Class B (a)	118,325	3,861,891

Evolution Gaming Group AB (b)	31,375	6,193,700

Fabege AB	52,520	783,033

Fastighets AB Balder, Class B*	19,783	1,139,855

Getinge AB, Class B	42,327	1,431,543

H & M Hennes & Mauritz AB, Class B* (a)	147,678	3,633,971

Hexagon AB, Class B	54,720	5,226,796

Hexpol AB	50,434	618,341

Holmen AB, Class B	17,938	846,352

Husqvarna AB, Class A	5,199	73,058

Husqvarna AB, Class B	80,074	1,115,074

ICA Gruppen AB	17,923	826,126

Industrivarden AB, Class A (a)	31,035	1,190,154

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Sweden — continued

Industrivarden AB, Class C	32,555	1,174,265

Intrum AB	12,941	445,057

Investment AB Latour, Class B	24,086	735,786

Investor AB, Class A	25,348	2,152,945

Investor AB, Class B (a)	88,594	7,520,442

Kinnevik AB, Class B*	47,034	2,595,883

L E Lundbergforetagen AB, Class B	12,361	705,760

Lundin Energy AB	37,100	1,183,414

Nibe Industrier AB, Class B	69,292	2,530,614

Saab AB, Class B	15,772	466,843

Sandvik AB	212,183	5,247,168

Securitas AB, Class B	62,478	1,063,527

Skandinaviska Enskilda Banken AB, Class A (a)	312,215	4,000,457

Skanska AB, Class B (a)	77,813	2,107,420

SKF AB, Class A	2,855	75,038

SKF AB, Class B	73,366	1,895,467

SSAB AB, Class A*	47,312	256,093

SSAB AB, Class B*	120,843	602,787

Svenska Cellulosa AB SCA, Class A	6,342	114,470

Svenska Cellulosa AB SCA, Class B	116,085	2,032,809

Svenska Handelsbanken AB, Class A	298,714	3,459,188

Svenska Handelsbanken AB, Class B (a)	6,947	84,862

Swedbank AB, Class A	180,478	3,168,313

Swedish Match AB	31,537	2,581,762

Swedish Orphan Biovitrum AB*	37,649	640,636

Tele2 AB, Class B	96,983	1,252,660

Telefonaktiebolaget LM Ericsson, Class A	12,382	169,407

Telefonaktiebolaget LM Ericsson, Class B	519,374	7,133,154

Telia Co. AB	479,489	1,986,923

Trelleborg AB, Class B	48,052	1,250,113

Volvo AB, Class A	41,402	1,041,801

Volvo AB, Class B	309,065	7,547,547

		124,905,408

Switzerland — 8.9%

ABB Ltd. (Registered)	370,964	12,049,717

Adecco Group AG (Registered)	31,590	2,141,157

Alcon, Inc.*	97,156	7,297,462

Baloise Holding AG (Registered)*	9,449	1,597,766

Barry Callebaut AG (Registered)	478	1,055,378

Chocoladefabriken Lindt & Spruengli AG*	200	1,854,914

Chocoladefabriken Lindt & Spruengli AG (Registered)*	22	2,175,096

Cie Financiere Richemont SA (Registered)	101,491	10,415,694

Coca-Cola HBC AG	38,741	1,338,964

INVESTMENTS	SHARES	VALUE($)

Switzerland — continued

Credit Suisse Group AG (Registered)	452,115	4,738,156

EMS-Chemie Holding AG (Registered)	1,359	1,268,915

Geberit AG (Registered)	7,202	4,738,977

Givaudan SA (Registered)	1,545	6,473,820

Julius Baer Group Ltd.	43,514	2,738,660

Kuehne + Nagel International AG (Registered) (a)	9,799	2,929,851

LafargeHolcim Ltd. (Registered)*	99,396	6,133,498

Lonza Group AG (Registered)	14,478	9,203,873

Mediclinic International plc*	95,452	404,441

Nestle SA (Registered)	560,147	66,842,737

Novartis AG (Registered)	479,666	40,932,967

Partners Group Holding AG	3,633	5,175,089

Roche Holding AG	136,598	44,552,237

Roche Holding AG (a)	5,267	1,831,375

Schindler Holding AG	7,884	2,243,503

Schindler Holding AG (Registered)	3,766	1,047,879

SGS SA (Registered)	1,001	2,961,863

Sika AG (Registered)	27,566	8,232,932

Sonova Holding AG (Registered)*	10,517	3,114,085

STMicroelectronics NV	126,949	4,741,706

Straumann Holding AG (Registered)	2,226	3,181,338

Swatch Group AG (The)	5,603	1,717,356

Swatch Group AG (The) (Registered)	11,325	679,338

Swiss Life Holding AG (Registered)	6,224	3,032,530

Swiss Re AG	54,940	5,100,690

Swisscom AG (Registered)	4,915	2,668,594

Temenos AG (Registered)	12,840	1,887,736

UBS Group AG (Registered)	750,310	11,457,689

Vifor Pharma AG	8,432	1,215,248

Zurich Insurance Group AG	29,253	12,001,294

		303,174,525

United Arab Emirates — 0.0%

NMC Health plc*‡	300	—

United Kingdom — 12.1%

3i Group plc	189,205	3,351,160

Admiral Group plc	50,186	2,168,476

Ashtead Group plc	87,359	5,612,899

ASOS plc*	13,534	975,679

Associated British Foods plc*	69,266	2,210,078

AstraZeneca plc	255,226	27,167,267

Auto Trader Group plc* (b)	190,054	1,496,219

AVEVA Group plc	22,262	1,069,943

Aviva plc	770,251	4,258,373

BAE Systems plc	626,976	4,379,575

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	91

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

United Kingdom — continued

Barclays plc	3,183,345	7,706,785

Barratt Developments plc	197,988	2,110,997

Berkeley Group Holdings plc	24,054	1,537,257

BP plc	3,920,216	16,411,401

British American Tobacco plc	444,196	16,481,163

British Land Co. plc (The), REIT	181,620	1,301,520

BT Group plc*	1,705,516	3,890,190

Bunzl plc	65,521	2,106,686

Burberry Group plc*	78,704	2,240,175

Centrica plc*	1,136,292	889,420

CK Hutchison Holdings Ltd.	525,000	4,290,881

CNH Industrial NV	193,652	2,874,683

Coca-Cola European Partners plc	38,909	2,210,809

Compass Group plc*	347,133	7,551,628

ConvaTec Group plc (b)	310,480	935,616

Croda International plc	27,917	2,608,005

DCC plc	19,622	1,702,583

Derwent London plc, REIT	21,684	997,409

Diageo plc	453,293	20,348,965

Direct Line Insurance Group plc	264,220	1,039,630

DS Smith plc	265,810	1,545,047

easyJet plc*	61,915	885,190

Entain plc*	113,785	2,659,912

Experian plc	179,076	6,903,664

GlaxoSmithKline plc	974,899	18,015,906

Halma plc	73,516	2,626,918

Hargreaves Lansdown plc	53,274	1,264,813

Hiscox Ltd.*	68,516	766,923

HSBC Holdings plc	4,023,276	25,120,185

Imperial Brands plc	184,590	3,847,509

Informa plc*	292,054	2,270,171

InterContinental Hotels Group plc*	36,497	2,593,589

Intertek Group plc	31,379	2,659,977

ITV plc*	701,488	1,172,443

J Sainsbury plc	335,960	1,103,460

JD Sports Fashion plc*	95,889	1,216,305

Johnson Matthey plc	38,679	1,735,697

Kingfisher plc*	408,700	2,017,615

Land Securities Group plc, REIT	145,468	1,449,598

Legal & General Group plc	1,160,224	4,356,165

Lloyds Banking Group plc	13,775,116	8,638,099

London Stock Exchange Group plc	62,226	6,357,528

M&G plc	503,415	1,511,060

Marks & Spencer Group plc*	378,818	826,411

Meggitt plc*	151,275	973,124

INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued

Melrose Industries plc	944,582	2,126,439

Mondi plc	94,619	2,568,313

National Grid plc	741,734	9,349,970

Natwest Group plc	896,138	2,431,952

Next plc*	25,849	2,785,651

Ocado Group plc*	117,926	3,413,835

Pearson plc	145,941	1,674,245

Persimmon plc	62,038	2,683,798

Phoenix Group Holdings plc	158,653	1,556,352

Prudential plc	507,364	10,743,069

Reckitt Benckiser Group plc	143,204	12,750,551

RELX plc	385,437	10,000,351

Rentokil Initial plc	360,534	2,491,750

Rightmove plc	171,635	1,454,988

Rolls-Royce Holdings plc*	1,626,907	2,354,473

Royal Mail plc*	193,632	1,326,608

RSA Insurance Group plc	200,464	1,887,951

Sage Group plc (The)	217,914	1,919,958

Schroders plc	24,070	1,199,252

Schroders plc (Non-Voting)	8,864	322,384

Segro plc, REIT	231,677	3,218,594

Severn Trent plc	46,909	1,605,710

Smith & Nephew plc	172,043	3,723,657

Smiths Group plc	76,753	1,723,744

Spirax-Sarco Engineering plc	14,337	2,340,143

SSE plc	203,811	4,131,971

St. James’s Place plc	109,171	2,053,327

Standard Chartered plc	515,467	3,697,931

Standard Life Aberdeen plc	422,738	1,620,034

Subsea 7 SA	44,154	446,441

Tate & Lyle plc	91,974	1,017,469

Taylor Wimpey plc	708,803	1,758,326

Tesco plc	1,503,263	4,588,812

THG plc*	71,419	611,526

Travis Perkins plc*	43,573	925,285

Unilever plc	511,200	29,944,623

United Utilities Group plc	132,032	1,766,033

Vodafone Group plc	5,210,608	9,833,464

Weir Group plc (The)*	50,276	1,330,627

Whitbread plc*	39,164	1,755,851

Wickes Group plc*	48,824	168,537

Wm Morrison Supermarkets plc	466,580	1,120,578

WPP plc	239,404	3,227,673

		412,095,027

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

United States — 0.6%

Carnival plc*	34,938	816,732

Ferguson plc	45,141	5,693,460

James Hardie Industries plc, CHDI	86,314	2,844,423

QIAGEN NV*	44,879	2,188,009

Stellantis NV	430,689	7,136,309

Tenaris SA	91,434	980,444

		19,659,377

Total Common Stocks (Cost $2,858,338,737)		3,383,003,300

	NO. OF RIGHTS

RIGHTS — 0.0% (c)

Switzerland — 0.0% (c)

Credit Suisse Group AG, expiring 5/6/2021* (Cost $ — )	452,115	18,922

	SHARES

Short-Term Investments — 3.0%

Investment Companies — 0.1%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (d) (e) (Cost $4,298,421)	4,298,421	4,298,421

Investment of Cash Collateral from Securities Loaned — 2.9%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (d) (e)	87,488,453	87,497,201

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (d) (e)	10,466,533	10,466,533

Total Investment of Cash Collateral from Securities Loaned (Cost $97,963,734)		97,963,734

Total Short-term Investments (Cost $102,262,155)		102,262,155

Total Investments — 102.3% (Cost $2,960,600,892)		3,485,284,377
Liabilities in Excess of Other Assets — (2.3)%		(78,327,340)

NET ASSETS — 100.0%		3,406,957,037

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS

Banks	8.3%

Pharmaceuticals	7.3

Insurance	4.9

Chemicals	3.6

Metals & Mining	3.3

Machinery	3.3

Food Products	3.2

Automobiles	3.0

Textiles, Apparel & Luxury Goods	2.9

Oil, Gas & Consumable Fuels	2.9

Semiconductors & Semiconductor Equipment	2.8

Capital Markets	2.6

Health Care Equipment & Supplies	2.1

Electrical Equipment	2.0

Electric Utilities	1.9

Beverages	1.9

Personal Products	1.9

Electronic Equipment, Instruments & Components	1.8

Diversified Telecommunication Services	1.8

IT Services	1.8

Real Estate Management & Development	1.6

Wireless Telecommunication Services	1.6

Professional Services	1.6

Hotels, Restaurants & Leisure	1.5

Trading Companies & Distributors	1.5

Household Durables	1.4

Equity Real Estate Investment Trusts (REITs)	1.4

Food & Staples Retailing	1.3

Software	1.3

Industrial Conglomerates	1.3

Aerospace & Defense	1.2

Building Products	1.1

Auto Components	1.0

Diversified Financial Services	1.0

Others (each less than 1.0%)	15.0

Short-Term Investments	2.9

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	93

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

Abbreviations

APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SGPS	Holding company

(a)	The security or a portion of this security is ton loan at April 30, 2021. The total value of securities on loan at April 30, 2021 is $85,745,968.
(b)

    Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of April 30, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of April 30, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE E-Mini Index	210	06/2021	USD	23,694,300	525,810

Abbreviations

EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.0%

Air Freight & Logistics — 0.5%

SG Holdings Co. Ltd.	923,900	20,980,976

Yamato Holdings Co. Ltd.	659,700	18,606,074

		39,587,050

Airlines — 0.2%

ANA Holdings, Inc.*	291,800	6,699,241

Japan Airlines Co. Ltd.*	263,700	5,648,990

		12,348,231

Auto Components — 2.7%

Aisin Corp.	333,100	12,820,977

Bridgestone Corp.	1,120,300	44,899,533

Denso Corp.	949,400	61,381,557

JTEKT Corp.	451,100	4,068,786

Koito Manufacturing Co. Ltd.	234,700	14,640,736

NGK Spark Plug Co. Ltd.	312,900	5,225,359

NOK Corp.	221,200	2,850,808

Stanley Electric Co. Ltd.	278,700	7,978,182

Sumitomo Electric Industries Ltd.	1,449,600	21,569,907

Sumitomo Rubber Industries Ltd.	341,200	4,226,733

Toyoda Gosei Co. Ltd.	135,400	3,318,695

Toyota Boshoku Corp.	157,500	2,938,406

Toyota Industries Corp.	374,700	30,084,254

Yokohama Rubber Co. Ltd. (The)	244,300	4,543,076

		220,547,009

Automobiles — 6.8%

Honda Motor Co. Ltd.	3,141,600	93,681,986

Isuzu Motors Ltd.	1,130,300	11,477,231

Mazda Motor Corp.	1,095,800	8,509,112

Mitsubishi Motors Corp.*	1,251,400	3,390,501

Nissan Motor Co. Ltd.*	4,392,000	22,047,615

Subaru Corp.	1,123,100	20,882,316

Suzuki Motor Corp.	896,300	34,011,468

Toyota Motor Corp.	4,646,000	347,633,135

Yamaha Motor Co. Ltd.	575,400	14,376,717

		556,010,081

Banks — 4.6%

Aozora Bank Ltd.	216,000	4,650,682

Bank of Kyoto Ltd. (The)	138,500	7,440,507

Chiba Bank Ltd. (The)	1,354,400	8,469,349

Concordia Financial Group Ltd.	2,208,100	8,301,331

Fukuoka Financial Group, Inc.	349,100	5,954,185

Iyo Bank Ltd. (The)	591,000	3,259,767

Kyushu Financial Group, Inc.	803,700	3,130,360

Mebuki Financial Group, Inc.	2,152,100	4,695,707

INVESTMENTS	SHARES	VALUE($)

Banks — continued

Mitsubishi UFJ Financial Group, Inc.	23,553,900	125,309,040

Mizuho Financial Group, Inc.	4,635,400	65,240,608

Resona Holdings, Inc.	4,343,100	17,878,975

Seven Bank Ltd.	1,334,600	2,873,952

Shinsei Bank Ltd.	297,900	4,345,275

Shizuoka Bank Ltd. (The)	1,032,100	7,919,804

Sumitomo Mitsui Financial Group, Inc.	2,508,200	88,109,855

Sumitomo Mitsui Trust Holdings, Inc.	684,800	23,339,785

		380,919,182

Beverages — 1.0%

Asahi Group Holdings Ltd.	879,300	36,766,243

Coca-Cola Bottlers Japan Holdings, Inc.	275,100	4,401,729

Kirin Holdings Co. Ltd.	1,584,600	29,757,599

Suntory Beverage & Food Ltd.	231,200	7,804,234

		78,729,805

Biotechnology — 0.1%

PeptiDream, Inc.*	178,900	7,657,371

Building Products — 1.9%

AGC, Inc.	415,500	18,946,516

Daikin Industries Ltd.	534,900	107,897,249

Lixil Corp.	531,700	14,402,109

TOTO Ltd.	290,800	15,118,722

		156,364,596

Capital Markets — 1.0%

Daiwa Securities Group, Inc.	2,760,500	14,730,361

Japan Exchange Group, Inc.	978,900	22,958,556

Matsui Securities Co. Ltd.	203,700	1,599,214

Nomura Holdings, Inc.	5,135,600	27,604,652

SBI Holdings, Inc.	444,400	12,560,885

		79,453,668

Chemicals — 4.7%

Air Water, Inc.	419,700	6,942,148

Asahi Kasei Corp.	2,544,900	26,809,220

Daicel Corp.	519,800	4,016,508

DIC Corp.	151,100	3,861,974

JSR Corp.	391,900	12,079,949

Kaneka Corp.	124,400	4,845,104

Kansai Paint Co. Ltd.	472,400	11,894,568

Kuraray Co. Ltd.	648,000	7,043,900

Mitsubishi Chemical Holdings Corp.	2,584,600	19,241,011

Mitsubishi Gas Chemical Co., Inc.	379,000	8,756,682

Mitsui Chemicals, Inc.	373,400	11,754,616

Nippon Paint Holdings Co. Ltd.	2,639,800	37,706,471

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	95

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Chemicals— continued

Nippon Sanso Holdings Corp.	387,200	7,284,169

Nippon Shokubai Co. Ltd.	65,600	3,447,871

Nissan Chemical Corp.	265,000	13,624,401

Nitto Denko Corp.	289,900	23,990,464

Shin-Etsu Chemical Co. Ltd.	722,700	121,993,329

Showa Denko KK	273,500	8,281,477

Sumitomo Chemical Co. Ltd.	3,021,900	15,424,377

Teijin Ltd.	361,400	5,950,270

Toray Industries, Inc.	2,977,900	18,517,231

Tosoh Corp.	593,400	10,517,975

		383,983,715

Commercial Services & Supplies — 0.8%

Dai Nippon Printing Co. Ltd.	514,900	10,202,837

Park24 Co. Ltd.	206,700	3,993,217

Secom Co. Ltd.	391,500	32,625,429

Sohgo Security Services Co. Ltd.	158,200	6,935,926

Toppan Printing Co. Ltd.	638,600	10,905,775

		64,663,184

Construction & Engineering — 0.7%

JGC Holdings Corp.	472,800	5,404,856

Kajima Corp.	906,900	12,545,117

Kinden Corp.	250,500	4,264,875

Obayashi Corp.	1,317,200	12,051,681

Shimizu Corp.	1,280,800	10,494,989

Taisei Corp.	385,100	14,228,778

		58,990,296

Construction Materials — 0.1%

Taiheiyo Cement Corp.	232,000	5,824,765

Consumer Finance—0.1%

Acom Co. Ltd.	844,700	3,630,855

AEON Financial Service Co. Ltd.	205,200	2,335,868

Credit Saison Co. Ltd.	284,500	3,279,858

Orient Corp.	1,098,200	1,500,041

		10,746,622

Containers & Packaging — 0.0% (a)

Toyo Seikan Group Holdings Ltd.	292,600	3,429,368

Diversified Consumer Services — 0.0% (a)

Benesse Holdings, Inc.	147,900	3,265,904

Diversified Financial Services — 0.6%

Mitsubishi HC Capital, Inc.	1,457,740	8,377,813

ORIX Corp.	2,347,200	37,892,881

Tokyo Century Corp.	96,300	5,953,421

		52,224,115

INVESTMENTS	SHARES	VALUE($)

Diversified Telecommunication Services — 0.7%

Nippon Telegraph & Telephone Corp.	2,349,900	59,247,760

Electric Utilities—0.7%

Chubu Electric Power Co., Inc.	1,314,600	15,930,848

Chugoku Electric Power Co., Inc. (The)	593,600	6,643,426

Kansai Electric Power Co., Inc. (The)	1,507,600	14,974,604

Kyushu Electric Power Co., Inc.	865,800	7,935,700

Tohoku Electric Power Co., Inc.	917,600	8,106,064

Tokyo Electric Power Co. Holdings, Inc.*	1,466,800	4,349,330

		57,939,972

Electrical Equipment — 2.3%

Fuji Electric Co. Ltd.	272,800	12,419,970

Mabuchi Motor Co. Ltd.	104,800	4,197,521

Mitsubishi Electric Corp.	3,919,500	60,393,032

Nidec Corp.	1,001,700	115,665,258

		192,675,781

Electronic Equipment, Instruments & Components — 6.2%

Alps Alpine Co. Ltd.	372,200	4,509,848

Canon Marketing Japan, Inc.	97,800	2,361,102

Hamamatsu Photonics KK	268,400	15,557,072

Hirose Electric Co. Ltd.	60,100	9,580,344

Hitachi Ltd.	1,766,800	87,452,582

Ibiden Co. Ltd.	244,000	11,517,660

Keyence Corp.	342,100	164,226,159

Kyocera Corp.	641,300	38,935,374

Murata Manufacturing Co. Ltd.	1,172,100	93,190,637

Omron Corp.	376,400	28,503,260

Shimadzu Corp.	502,800	17,619,604

TDK Corp.	236,400	32,058,901

Yokogawa Electric Corp.	436,500	7,923,825

		513,436,368

Entertainment — 2.2%

DeNA Co. Ltd.	154,400	3,158,921

Konami Holdings Corp.	183,000	10,915,290

Nexon Co. Ltd.	825,600	27,308,603

Nintendo Co. Ltd.	216,400	124,138,576

Square Enix Holdings Co. Ltd.	163,100	9,043,948

Toho Co. Ltd.	258,300	10,294,024

		184,859,362

Equity Real Estate Investment Trusts (REITs) — 1.6%

Advance Residence Investment Corp.	2,525	8,041,717

Daiwa House REIT Investment Corp.	3,648	9,770,087

GLP J-REIT	7,932	13,296,206

Japan Metropolitan Fund Invest	12,754	12,568,590

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Equity Real Estate Investment Trusts (REITs) — continued

Japan Prime Realty Investment Corp.	1,746	7,087,743

Japan Real Estate Investment Corp.	2,525	15,650,433

Nippon Building Fund, Inc.	3,017	19,800,550

Nippon Prologis REIT, Inc.	4,699	15,057,831

Nomura Real Estate Master Fund, Inc.	8,610	13,604,299

Orix JREIT, Inc.	5,040	8,890,432

United Urban Investment Corp.	5,694	8,500,379

		132,268,267

Food & Staples Retailing — 1.8%

Aeon Co. Ltd.(b)	1,592,000	43,443,965

Cosmos Pharmaceutical Corp.	39,400	5,654,966

Kobe Bussan Co. Ltd.	219,800	5,871,785

Lawson, Inc.	91,400	4,107,616

Matsumotokiyoshi Holdings Co. Ltd.	173,300	6,969,512

Seven & i Holdings Co. Ltd.	1,456,500	62,886,022

Sundrug Co. Ltd.	124,400	4,239,335

Tsuruha Holdings, Inc.	65,900	7,617,936

Welcia Holdings Co. Ltd.	187,900	5,862,741

		146,653,878

Food Products — 1.5%

Ajinomoto Co., Inc.	1,002,800	20,054,476

Calbee, Inc.	210,400	5,041,976

Ezaki Glico Co. Ltd.	104,600	3,914,561

Kewpie Corp.	219,100	5,186,500

Kikkoman Corp.	354,100	21,760,911

MEIJI Holdings Co. Ltd.	265,100	16,450,391

NH Foods Ltd.	188,300	8,410,353

Nisshin Seifun Group, Inc.	477,400	7,711,109

Nissin Foods Holdings Co. Ltd.	154,300	10,933,853

Toyo Suisan Kaisha Ltd.	185,800	7,575,992

Yakult Honsha Co. Ltd.	293,500	14,286,599

Yamazaki Baking Co. Ltd.	329,400	5,221,315

		126,548,036

Gas Utilities — 0.5%

Osaka Gas Co. Ltd.	760,400	14,718,283

Toho Gas Co. Ltd.	180,800	10,076,424

Tokyo Gas Co. Ltd.	703,000	14,266,606

		39,061,313

Health Care Equipment & Supplies — 2.6%

Asahi Intecc Co. Ltd.	414,400	11,154,349

Hoya Corp.	680,400	77,337,877

Olympus Corp.	2,352,500	48,418,042

Sysmex Corp.	301,900	30,154,844

INVESTMENTS	SHARES	VALUE($)

Health Care Equipment & Supplies — continued

Terumo Corp.	1,317,200	49,806,276

		216,871,388

Health Care Providers & Services — 0.2%

Alfresa Holdings Corp.	385,900	6,917,524

Medipal Holdings Corp.	383,700	7,060,274

Suzuken Co. Ltd.	145,300	5,236,251

		19,214,049

Health Care Technology — 0.7%

M3, Inc.	780,900	53,944,490

Hotels, Restaurants & Leisure — 0.8%

McDonald’s Holdings Co. Japan Ltd.	121,600	5,552,020

Oriental Land Co. Ltd.	411,900	58,391,308

		63,943,328

Household Durables — 4.4%

Casio Computer Co. Ltd.	421,100	7,456,099

Haseko Corp.	455,600	6,111,535

Iida Group Holdings Co. Ltd.	338,900	8,253,697

Nikon Corp.	635,700	5,985,775

Panasonic Corp.	4,255,100	49,963,388

Rinnai Corp.	71,600	7,189,678

Sekisui Chemical Co. Ltd.	826,200	14,405,119

Sekisui House Ltd.	1,187,300	24,045,944

Sharp Corp.	378,900	6,394,085

Sony Group Corp.	2,301,800	230,131,504

		359,936,824

Household Products — 0.6%

Lion Corp.	545,700	10,239,063

Pigeon Corp.	222,100	7,537,741

Unicharm Corp.	804,700	31,278,973

		49,055,777

Independent Power and Renewable Electricity Producers — 0.1%

Electric Power Development Co. Ltd.	317,200	5,085,360

Industrial Conglomerates — 0.5%

Keihan Holdings Co. Ltd.	196,500	7,175,202

Toshiba Corp.	772,500	31,928,384

		39,103,586

Insurance — 2.3%

Dai-ichi Life Holdings, Inc.	2,078,700	37,535,227

Japan Post Holdings Co. Ltd.*	2,711,000	22,781,758

Japan Post Insurance Co. Ltd.	369,700	7,128,157

MS&AD Insurance Group Holdings, Inc.	877,600	24,898,064

Sompo Holdings, Inc.	681,300	25,320,611

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	97

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Insurance — continued

T&D Holdings, Inc.	1,097,800	13,472,487

Tokio Marine Holdings, Inc.	1,281,200	61,442,385

		192,578,689

Interactive Media & Services — 0.4%

Kakaku.com, Inc.	237,500	6,448,198

Z Holdings Corp.	4,843,400	22,339,058

		28,787,256

Internet & Direct Marketing Retail — 0.4%

Mercari, Inc.*	183,200	8,992,300

Rakuten Group, Inc.	1,492,500	18,972,914

ZOZO, Inc.	176,000	5,919,587

		33,884,801

IT Services — 2.3%

Fujitsu Ltd.	340,400	54,075,267

GMO Payment Gateway, Inc.	77,300	9,828,198

Itochu Techno-Solutions Corp.	174,900	6,051,870

NEC Corp.	498,300	28,969,014

Nomura Research Institute Ltd.	713,800	21,905,861

NTT Data Corp.	1,177,700	18,337,916

Obic Co. Ltd.	122,100	23,531,854

Otsuka Corp.	201,400	10,131,149

SCSK Corp.	93,000	5,396,966

TIS, Inc.	423,300	10,502,192

		188,730,287

Leisure Products — 1.0%

Bandai Namco Holdings, Inc.	404,900	29,711,973

Sega Sammy Holdings, Inc.	320,500	4,600,039

Shimano, Inc.	155,600	35,578,706

Yamaha Corp.	300,700	16,410,870

		86,301,588

Machinery — 5.6%

Amada Co. Ltd.	655,600	7,110,903

Daifuku Co. Ltd.	231,000	22,832,608

FANUC Corp.	346,700	79,839,091

Harmonic Drive Systems, Inc.	73,800	4,963,066

Hino Motors Ltd.	524,300	4,400,504

Hitachi Construction Machinery Co. Ltd.	192,700	5,923,737

Hoshizaki Corp.	108,000	9,594,531

Kawasaki Heavy Industries Ltd.*	304,900	7,318,144

Komatsu Ltd.	1,775,900	52,219,672

Kubota Corp.	2,095,500	49,298,269

Kurita Water Industries Ltd.	195,400	9,024,432

Makita Corp.	511,200	23,022,027

INVESTMENTS	SHARES	VALUE($)

Machinery — continued

MINEBEA MITSUMI, Inc.	780,000	19,561,733

MISUMI Group, Inc.	518,500	14,644,358

Mitsubishi Heavy Industries Ltd.	615,600	18,325,403

Nabtesco Corp.	228,300	10,273,401

NGK Insulators Ltd.	500,100	9,140,046

NSK Ltd.	895,500	8,257,986

SMC Corp.	115,900	67,346,825

Sumitomo Heavy Industries Ltd.	224,300	6,528,609

THK Co. Ltd.	224,800	7,668,973

Yaskawa Electric Corp. (b)	487,100	22,452,818

		459,747,136

Marine — 0.3%

Mitsui OSK Lines Ltd.	220,200	8,852,947

Nippon Yusen KK	310,300	12,195,837

		21,048,784

Media — 0.5%

CyberAgent, Inc.	747,600	15,342,584

Dentsu Group, Inc.	442,200	13,647,907

Fuji Media Holdings, Inc.	85,400	1,039,178

Hakuhodo DY Holdings, Inc.	554,000	9,376,078

Nippon Television Holdings, Inc.	96,100	1,265,206

TBS Holdings, Inc.	63,900	1,247,639

		41,918,592

Metals & Mining — 1.0%

Hitachi Metals Ltd.	368,000	7,134,793

JFE Holdings, Inc.	1,054,100	13,861,129

Maruichi Steel Tube Ltd.	142,500	3,566,902

Mitsubishi Materials Corp.	239,800	5,387,452

Nippon Steel Corp.	1,735,100	30,320,849

Sumitomo Metal Mining Co. Ltd.	499,200	21,135,310

		81,406,435

Multiline Retail — 0.7%

Isetan Mitsukoshi Holdings Ltd.	723,700	5,070,675

Izumi Co. Ltd.	82,300	3,276,507

J Front Retailing Co. Ltd.	494,100	4,717,826

Marui Group Co. Ltd.	408,600	7,679,312

Pan Pacific International Holdings Corp.	1,099,700	23,704,402

Ryohin Keikaku Co. Ltd.	482,200	10,155,693

Seria Co. Ltd.	83,000	3,007,846

		57,612,261

Oil, Gas & Consumable Fuels — 0.6%

ENEOS Holdings, Inc.	5,896,700	25,361,204

Idemitsu Kosan Co. Ltd.	451,252	10,792,128

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Oil, Gas & Consumable Fuels — continued

Inpex Corp.	1,975,500	13,443,291

		49,596,623

Paper & Forest Products — 0.1%

Oji Holdings Corp.	1,851,600	11,679,524

Personal Products — 1.6%

Kao Corp.	879,900	56,571,934

Kobayashi Pharmaceutical Co. Ltd.	100,100	8,940,142

Kose Corp.	63,200	9,513,840

Pola Orbis Holdings, Inc.	154,700	4,006,287

Shiseido Co. Ltd.	730,300	53,144,854

		132,177,057

Pharmaceuticals — 5.5%

Astellas Pharma, Inc.	3,398,500	51,151,058

Chugai Pharmaceutical Co. Ltd.	1,164,900	43,724,414

Daiichi Sankyo Co. Ltd.	3,339,000	85,279,491

Eisai Co. Ltd.	541,100	35,291,582

Hisamitsu Pharmaceutical Co., Inc.	155,400	9,065,283

Kyowa Kirin Co. Ltd.	463,100	14,095,887

Nippon Shinyaku Co. Ltd.	111,200	7,500,837

Ono Pharmaceutical Co. Ltd.	906,400	22,831,183

Otsuka Holdings Co. Ltd.	1,018,400	39,029,716

Santen Pharmaceutical Co. Ltd.	730,600	9,357,293

Shionogi & Co. Ltd.	512,000	26,992,243

Sumitomo Dainippon Pharma Co. Ltd.	348,900	6,057,350

Taisho Pharmaceutical Holdings Co. Ltd.	100,700	5,936,860

Takeda Pharmaceutical Co. Ltd.	2,877,600	96,113,292

Tsumura & Co.	126,300	4,206,258

		456,632,747

Professional Services — 1.9%

Nihon M&A Center, Inc.	534,000	13,950,625

Persol Holdings Co. Ltd.	345,900	6,370,177

Recruit Holdings Co. Ltd.	3,095,900	139,586,371

		159,907,173

Real Estate Management & Development — 2.3%

Aeon Mall Co. Ltd.	182,400	2,895,525

Daito Trust Construction Co. Ltd.	126,000	13,397,955

Daiwa House Industry Co. Ltd.	1,215,800	36,051,200

Hulic Co. Ltd.	910,100	10,382,922

Mitsubishi Estate Co. Ltd.	2,539,400	41,795,717

Mitsui Fudosan Co. Ltd.	1,762,100	38,306,812

Nomura Real Estate Holdings, Inc.	218,500	5,386,577

Sumitomo Realty & Development Co. Ltd.	869,200	29,014,699

Tokyo Tatemono Co. Ltd.	381,700	5,651,184

INVESTMENTS	SHARES	VALUE($)

Real Estate Management & Development — continued

Tokyu Fudosan Holdings Corp.	1,103,800	6,143,676

		189,026,267

Road & Rail — 3.1%

Central Japan Railway Co.	376,000	55,088,455

East Japan Railway Co.	689,600	47,229,098

Hankyu Hanshin Holdings, Inc.	463,900	14,630,988

Keikyu Corp.	503,500	6,455,441

Keio Corp.	222,900	14,510,310

Keisei Electric Railway Co. Ltd.	314,500	9,821,591

Kintetsu Group Holdings Co. Ltd.*	348,300	12,495,125

Kyushu Railway Co.	287,200	6,447,454

Nagoya Railroad Co. Ltd.*	359,200	8,250,424

Nankai Electric Railway Co. Ltd.	207,200	4,576,625

Nippon Express Co. Ltd.	159,300	12,191,840

Odakyu Electric Railway Co. Ltd.	632,700	17,136,024

Seibu Holdings, Inc.	484,500	5,210,237

Tobu Railway Co. Ltd.	382,800	9,857,092

Tokyu Corp.	1,037,900	13,348,195

West Japan Railway Co.	349,500	19,322,395

		256,571,294

Semiconductors & Semiconductor Equipment — 3.1%

Advantest Corp.	364,300	34,439,110

Disco Corp.	54,200	17,502,327

Lasertec Corp.	141,200	24,863,746

Renesas Electronics Corp.*	1,833,800	21,360,367

Rohm Co. Ltd.	159,700	15,764,418

SUMCO Corp.	462,200	11,953,491

Tokyo Electron Ltd.	287,100	130,397,354

		256,280,813

Software — 0.2%

Oracle Corp.	61,000	5,719,058

Trend Micro, Inc.	256,300	12,199,599

		17,918,657

Specialty Retail — 2.0%

ABC-Mart, Inc.	57,400	3,075,518

Fast Retailing Co. Ltd. (b)	118,400	97,139,117

Hikari Tsushin, Inc.	37,400	7,523,386

K’s Holdings Corp.	356,900	4,868,932

Nitori Holdings Co. Ltd.	158,600	28,406,117

Shimamura Co. Ltd.	46,800	4,629,913

USS Co. Ltd.	405,600	7,359,953

Workman Co. Ltd. (b)	43,700	2,848,404

Yamada Holdings Co. Ltd.	1,428,900	7,113,402

		162,964,742

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	99

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Technology Hardware, Storage & Peripherals — 1.6%

Brother Industries Ltd.	478,300	10,141,449

Canon, Inc.	1,947,400	46,309,472

FUJIFILM Holdings Corp.	732,800	47,467,314

Ricoh Co. Ltd.	1,251,000	13,368,334

Seiko Epson Corp.	598,100	10,204,546

		127,491,115

Textiles, Apparel & Luxury Goods — 0.1%

Asics Corp.	346,800	5,510,567

Tobacco — 0.5%

Japan Tobacco, Inc.	2,007,800	37,663,654

Trading Companies & Distributors — 3.7%

ITOCHU Corp.	2,574,900	80,385,164

Marubeni Corp.	3,014,000	25,104,316

Mitsubishi Corp.	2,576,500	71,242,076

Mitsui & Co. Ltd.	2,977,400	62,833,987

MonotaRO Co. Ltd. (b)	448,200	11,380,876

Sojitz Corp.	2,010,200	6,004,756

Sumitomo Corp.	2,169,500	29,481,322

Toyota Tsusho Corp.	433,100	18,352,387

		304,784,884

Transportation Infrastructure — 0.2%

Japan Airport Terminal Co. Ltd. (b)	152,700	6,856,164

Kamigumi Co. Ltd.	203,400	3,963,050

Mitsubishi Logistics Corp.	147,700	4,391,970

		15,211,184

Wireless Telecommunication Services — 4.8%

KDDI Corp.	2,986,800	90,289,343

SoftBank Corp.	2,883,700	37,171,984

SoftBank Group Corp.	3,013,800	271,575,457

		399,036,784

Total Common Stocks (Cost $7,325,580,702)		8,149,059,415

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.1%

Investment of Cash Collateral from Securities Loaned — 0.1%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (c) (d)	6,988,314	6,989,013

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (c) (d)	1,353,519	1,353,519

Total Investment of Cash Collateral from Securities Loaned (Cost $8,342,532)		8,342,532

Total Investments — 99.1% (Cost $7,333,923,234)		8,157,401,947

Other Assets Less Liabilities — 0.9%		72,790,566

NET ASSETS — 100.0%		8,230,192,513

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	Amount rounds to less than 0.1% of net assets.
(b)	The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 is $7,899,542.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2021.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

Futures contracts outstanding as of April 30, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
TOPIX Index	462	06/2021	JPY	80,360,692	(2,598,270)

Abbreviations

JPY	JapaneseYen
TOPIX	TokyoStock Price Index

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	101

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%

Aerospace & Defense — 1.6%

Boeing Co. (The)*	7,417	1,737,877

General Dynamics Corp.	3,144	598,083

HEICO Corp.	562	79,130

HEICO Corp., Class A	1,011	127,669

Howmet Aerospace, Inc.*	5,281	168,781

Huntington Ingalls Industries, Inc.	541	114,865

L3Harris Technologies, Inc.	2,780	581,659

Lockheed Martin Corp.	3,328	1,266,504

Northrop Grumman Corp.	2,101	744,679

Raytheon Technologies Corp.	20,568	1,712,080

Teledyne Technologies, Inc.*	507	227,009

Textron, Inc.	3,063	196,767

TransDigm Group, Inc.*	751	460,919

		8,016,022

Air Freight & Logistics — 0.7%

CH Robinson Worldwide, Inc.	1,819	176,588

Expeditors International of Washington, Inc.	2,281	250,591

FedEx Corp.	3,300	958,023

United Parcel Service, Inc., Class B	9,744	1,986,412

XPO Logistics, Inc.*	1,369	190,455

		3,562,069

Airlines — 0.2%

Alaska Air Group, Inc.*	1,689	116,777

Delta Air Lines, Inc.*	8,624	404,638

Southwest Airlines Co.*	8,006	502,617

United Airlines Holdings, Inc.*	4,320	235,008

		1,259,040

Auto Components — 0.2%

Aptiv plc*	3,663	527,069

Autoliv, Inc. (Sweden)*	1,062	106,901

BorgWarner, Inc.	3,220	156,427

Lear Corp.	752	138,248

		928,645

Automobiles — 1.8%

Ford Motor Co.*	52,894	610,397

General Motors Co.*	17,159	981,838

Tesla, Inc.*	10,399	7,377,466

		8,969,701

Banks — 4.2%

Bank of America Corp.	102,814	4,167,051

Citigroup, Inc.	28,247	2,012,316

Citizens Financial Group, Inc.	5,765	266,804

Comerica, Inc.	1,876	141,000

INVESTMENTS	SHARES	VALUE($)

Banks — continued

East West Bancorp, Inc.	1,901	144,761

Fifth Third Bancorp	9,625	390,197

First Republic Bank	2,380	436,111

Huntington Bancshares, Inc.	13,758	210,773

JPMorgan Chase & Co. (a)	41,299	6,352,199

KeyCorp	13,101	285,078

M&T Bank Corp.	1,735	273,592

PNC Financial Services Group, Inc. (The)	5,724	1,070,102

Regions Financial Corp.	12,986	283,095

SVB Financial Group*	730	417,436

Truist Financial Corp.	18,228	1,081,103

US Bancorp	18,494	1,097,619

Wells Fargo & Co.	55,950	2,520,548

Zions Bancorp NA	2,227	124,267

		21,274,052

Beverages — 1.4%

Brown-Forman Corp., Class A	763	54,440

Brown-Forman Corp., Class B	2,480	189,175

Coca-Cola Co. (The)	52,496	2,833,734

Constellation Brands, Inc., Class A	2,288	549,852

Keurig Dr Pepper, Inc.	7,804	279,774

Molson Coors Beverage Co., Class B*	2,539	139,518

Monster Beverage Corp.*	5,006	485,832

PepsiCo, Inc.	18,657	2,689,593

		7,221,918

Biotechnology — 2.0%

AbbVie, Inc.	23,896	2,664,404

Alexion Pharmaceuticals, Inc.*	2,959	499,124

Alnylam Pharmaceuticals, Inc.*	1,583	222,633

Amgen, Inc.	7,810	1,871,589

Biogen, Inc.*	2,073	554,175

BioMarin Pharmaceutical, Inc.*	2,471	192,540

Exact Sciences Corp.*	2,279	300,418

Gilead Sciences, Inc.	17,010	1,079,625

Incyte Corp.*	2,524	215,499

Moderna, Inc.*	4,107	734,414

Neurocrine Biosciences, Inc.*	1,282	121,136

Regeneron Pharmaceuticals, Inc.*	1,431	688,740

Seagen, Inc.*	1,716	246,692

Vertex Pharmaceuticals, Inc.*	3,528	769,810

		10,160,799

Building Products — 0.5%

Allegion plc	1,219	163,809

Carrier Global Corp.	11,064	482,169

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Building Products — continued

Fortune Brands Home & Security, Inc.	1,870	196,312

Johnson Controls International plc	9,752	607,940

Lennox International, Inc.	450	150,903

Masco Corp.	3,469	221,600

Owens Corning	1,427	138,148

Trane Technologies plc	3,214	558,690

		2,519,571

Capital Markets — 3.1%

Ameriprise Financial, Inc.	1,581	408,530

Apollo Global Management, Inc.	2,867	158,746

Bank of New York Mellon Corp. (The)	10,926	544,989

BlackRock, Inc.	1,934	1,584,526

Blackstone Group, Inc. (The)	9,251	818,621

Carlyle Group, Inc. (The)	1,582	67,488

Charles Schwab Corp. (The)	20,240	1,424,896

CME Group, Inc.	4,864	982,479

Franklin Resources, Inc.	3,694	110,820

Goldman Sachs Group, Inc. (The)	4,648	1,619,596

Intercontinental Exchange, Inc.	7,613	896,126

Invesco Ltd.	5,106	137,862

KKR & Co., Inc.	7,800	441,324

MarketAxess Holdings, Inc.	517	252,534

Moody’s Corp.	2,163	706,674

Morgan Stanley	20,312	1,676,756

MSCI, Inc.	1,104	536,290

Nasdaq, Inc.	1,566	252,972

Northern Trust Corp.	2,809	319,664

Raymond James Financial, Inc.	1,671	218,533

S&P Global, Inc.	3,267	1,275,404

SEI Investments Co.	1,606	98,673

State Street Corp.	4,759	399,518

T. Rowe Price Group, Inc.	3,074	550,861

		15,483,882

Chemicals — 1.8%

Air Products and Chemicals, Inc.	3,004	866,594

Albemarle Corp.	1,580	265,709

Axalta Coating Systems Ltd.*	2,808	89,547

Celanese Corp.	1,554	243,434

CF Industries Holdings, Inc.	2,898	140,930

Corteva, Inc.	10,061	490,574

Dow, Inc.	10,073	629,563

DuPont de Nemours, Inc.	7,280	561,361

Eastman Chemical Co.	1,841	212,433

Ecolab, Inc.	3,351	751,026

INVESTMENTS	SHARES	VALUE($)

Chemicals — continued

FMC Corp.	1,743	206,092

International Flavors & Fragrances, Inc.	3,351	476,412

Linde plc (United Kingdom)	7,087	2,025,748

LyondellBasell Industries NV, Class A	3,471	360,082

Mosaic Co. (The)	4,658	163,868

PPG Industries, Inc.	3,198	547,626

Sherwin-Williams Co. (The)	3,266	894,459

Westlake Chemical Corp.	451	42,344

		8,967,802

Commercial Services & Supplies — 0.4%

Cintas Corp.	1,193	411,752

Copart, Inc.*	2,805	349,251

Republic Services, Inc.	2,860	304,018

Rollins, Inc.	3,005	112,026

Stericycle, Inc.*	1,228	93,672

Waste Management, Inc.	5,271	727,240

		1,997,959

Communications Equipment — 0.8%

Arista Networks, Inc.*	754	237,638

Cisco Systems, Inc.	57,137	2,908,845

F5 Networks, Inc.*	825	154,077

Juniper Networks, Inc.	4,451	113,011

Motorola Solutions, Inc.	2,278	428,947

Ubiquiti, Inc.	109	31,101

		3,873,619

Construction & Engineering — 0.0% (b)

Quanta Services, Inc.	1,867	180,427

Construction Materials — 0.1%

Martin Marietta Materials, Inc.	832	293,796

Vulcan Materials Co.	1,806	321,901

		615,697

Consumer Finance — 0.7%

Ally Financial, Inc.	5,051	259,874

American Express Co.	8,833	1,354,540

Capital One Financial Corp.	6,212	926,085

Discover Financial Services	4,138	471,732

Santander Consumer USA Holdings, Inc.	946	32,107

Synchrony Financial	7,359	321,883

		3,366,221

Containers & Packaging — 0.4%

Amcor plc	21,134	248,325

Avery Dennison Corp.	1,109	237,515

Ball Corp.	4,449	416,604

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	103

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Containers & Packaging — continued

Crown Holdings, Inc.	1,831	201,044

International Paper Co.	5,311	308,038

Packaging Corp. of America	1,291	190,616

Sealed Air Corp.	2,100	103,740

WestRock Co.	3,566	198,804

		1,904,686

Distributors — 0.1%

Genuine Parts Co.	1,960	244,941

LKQ Corp.*	3,788	176,938

		421,879

Diversified Financial Services — 1.5%

Berkshire Hathaway, Inc., Class B*	25,789	7,090,685

Equitable Holdings, Inc.	5,299	181,385

Jefferies Financial Group, Inc.	2,747	89,305

Voya Financial, Inc.	1,684	114,209

		7,475,584

Diversified Telecommunication Services — 1.3%

AT&T, Inc.	96,507	3,031,285

Lumen Technologies, Inc.	13,353	171,319

Verizon Communications, Inc.	55,993	3,235,835

		6,438,439

Electric Utilities — 1.6%

Alliant Energy Corp.	3,393	190,585

American Electric Power Co., Inc.	6,723	596,397

Avangrid, Inc.	762	38,786

Duke Energy Corp.	10,408	1,047,982

Edison International	5,136	305,335

Entergy Corp.	2,726	297,925

Evergy, Inc.	3,063	195,940

Eversource Energy	4,637	399,802

Exelon Corp.	13,210	593,657

FirstEnergy Corp.	7,360	279,091

NextEra Energy, Inc.	26,524	2,055,875

NRG Energy, Inc.	3,309	118,528

OGE Energy Corp.	2,692	90,344

PG&E Corp.*	20,155	228,155

Pinnacle West Capital Corp.	1,538	130,192

PPL Corp.	10,411	303,272

Southern Co. (The)	14,289	945,503

Xcel Energy, Inc.	7,272	518,494

		8,335,863

Electrical Equipment — 0.5%

AMETEK, Inc.	3,131	422,466

INVESTMENTS	SHARES	VALUE($)

Electrical Equipment — continued

Eaton Corp. plc	5,393	770,822

Emerson Electric Co.	8,105	733,421

Hubbell, Inc.	747	143,431

Rockwell Automation, Inc.	1,575	416,210

Sensata Technologies Holding plc*	2,129	122,928

		2,609,278

Electronic Equipment, Instruments & Components — 0.7%

Amphenol Corp., Class A	8,096	545,185

CDW Corp.	1,895	337,935

Cognex Corp.	2,381	205,052

Corning, Inc.	10,405	460,005

Flex Ltd.*	6,750	117,450

IPG Photonics Corp.*	495	107,469

Keysight Technologies, Inc.*	2,516	363,185

TE Connectivity Ltd.	4,480	602,426

Trimble, Inc.*	3,404	279,128

Zebra Technologies Corp., Class A*	710	346,295

		3,364,130

Energy Equipment & Services — 0.2%

Baker Hughes Co.	9,872	198,230

Halliburton Co.	12,023	235,170

Schlumberger NV	18,912	511,569

		944,969

Entertainment — 2.0%

Activision Blizzard, Inc.	10,472	954,942

Electronic Arts, Inc.	3,878	550,986

Live Nation Entertainment, Inc.*	1,950	159,666

Netflix, Inc.*	5,982	3,071,578

Roku, Inc.*	1,492	511,711

Take-Two Interactive Software, Inc.*	1,564	274,294

Walt Disney Co. (The)*	24,562	4,569,023

		10,092,200

Equity Real Estate Investment Trusts (REITs) — 2.6%

Alexandria Real Estate Equities, Inc.	1,719	311,311

American Tower Corp.	6,026	1,535,244

AvalonBay Communities, Inc.	1,879	360,768

Boston Properties, Inc.	1,903	208,093

Camden Property Trust	1,320	159,034

Crown Castle International Corp.	5,830	1,102,220

Digital Realty Trust, Inc.	3,809	587,767

Duke Realty Corp.	5,049	234,879

Equinix, Inc.	1,204	867,795

Equity LifeStyle Properties, Inc.	2,283	158,440

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Equity Real Estate Investment Trusts (REITs) — continued

Equity Residential	4,635	344,056

Essex Property Trust, Inc.	889	258,272

Extra Space Storage, Inc.	1,771	263,330

Federal Realty Investment Trust	940	106,070

Healthpeak Properties, Inc.	7,283	250,098

Host Hotels & Resorts, Inc.*	9,536	173,174

Invitation Homes, Inc.	7,672	268,980

Iron Mountain, Inc.	3,916	157,110

Kimco Realty Corp.	5,842	122,682

Mid-America Apartment Communities, Inc.	1,556	244,805

Prologis, Inc.	10,013	1,166,815

Public Storage	2,070	582,001

Realty Income Corp.	5,045	348,862

Regency Centers Corp.	2,132	135,723

SBA Communications Corp.	1,473	441,488

Simon Property Group, Inc.	4,455	542,352

Sun Communities, Inc.	1,498	249,911

UDR, Inc.	4,004	185,986

Ventas, Inc.	5,058	280,517

VEREIT, Inc.	3,085	147,586

VICI Properties, Inc.	7,262	230,205

Vornado Realty Trust	2,121	97,036

Welltower, Inc.	5,654	424,220

Weyerhaeuser Co.	10,129	392,701

WP Carey, Inc.	2,374	177,789

		13,117,320

Food & Staples Retailing — 1.2%

Costco Wholesale Corp.	5,979	2,224,726

Kroger Co. (The)	10,301	376,398

Sysco Corp.	6,898	584,468

Walgreens Boots Alliance, Inc.	9,690	514,539

Walmart, Inc.	18,757	2,624,292

		6,324,423

Food Products — 0.9%

Archer-Daniels-Midland Co.	7,550	476,632

Bunge Ltd.	1,886	159,216

Campbell Soup Co.	2,752	131,408

Conagra Brands, Inc.	6,609	245,128

General Mills, Inc.	8,283	504,103

Hershey Co. (The)	1,983	325,807

Hormel Foods Corp.	3,807	175,883

Ingredion, Inc.	912	85,190

JM Smucker Co. (The)	1,476	193,341

Kellogg Co.	3,442	214,850

INVESTMENTS	SHARES	VALUE($)

Food Products — continued

Kraft Heinz Co. (The)	8,760	361,700

Lamb Weston Holdings, Inc.	1,980	159,390

McCormick & Co., Inc. (Non-Voting)	3,354	303,068

Mondelez International, Inc., Class A	19,116	1,162,444

Tyson Foods, Inc., Class A	3,982	308,406

		4,806,566

Gas Utilities — 0.1%

Atmos Energy Corp.	1,730	179,211

UGI Corp.	2,811	122,869

		302,080

Health Care Equipment & Supplies — 3.5%

Abbott Laboratories	23,984	2,879,999

ABIOMED, Inc.*	623	199,815

Align Technology, Inc.*	963	573,495

Baxter International, Inc.	6,842	586,291

Becton Dickinson and Co.	3,938	979,814

Boston Scientific Corp.*	19,170	835,812

Cooper Cos., Inc. (The)	664	272,831

Danaher Corp.	8,578	2,178,297

Dentsply Sirona, Inc.	2,951	199,222

Dexcom, Inc.*	1,306	504,247

Edwards Lifesciences Corp.*	8,451	807,240

Hologic, Inc.*	3,475	227,786

IDEXX Laboratories, Inc.*	1,163	638,475

Intuitive Surgical, Inc.*	1,591	1,376,215

Medtronic plc	18,237	2,387,588

ResMed, Inc.	1,972	370,677

STERIS plc	1,162	245,205

Stryker Corp.	4,442	1,166,602

Teleflex, Inc.	638	269,542

West Pharmaceutical Services, Inc.	1,014	333,119

Zimmer Biomet Holdings, Inc.	2,804	496,757

		17,529,029

Health Care Providers & Services — 2.5%

AmerisourceBergen Corp.	1,991	240,513

Anthem, Inc.	3,311	1,256,160

Cardinal Health, Inc.	3,971	239,610

Centene Corp.*	7,881	486,573

Cigna Corp.	4,759	1,185,039

CVS Health Corp.	17,733	1,354,801

DaVita, Inc.*	965	112,452

HCA Healthcare, Inc.	3,583	720,398

Henry Schein, Inc.*	1,939	140,578

Humana, Inc.	1,738	773,827

Laboratory Corp. of America Holdings*	1,321	351,214

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	105

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Health Care Providers & Services — continued

McKesson Corp.	2,143	401,941

Quest Diagnostics, Inc.	1,815	239,362

UnitedHealth Group, Inc.	12,795	5,102,646

Universal Health Services, Inc., Class B	1,054	156,424

		12,761,538

Health Care Technology — 0.2%

Cerner Corp.	4,133	310,181

Teladoc Health, Inc.*	1,748	301,268

Veeva Systems, Inc., Class A*	1,846	521,403

		1,132,852

Hotels, Restaurants & Leisure — 2.0%

Aramark	3,436	133,557

Booking Holdings, Inc.*	549	1,353,878

Carnival Corp.*	10,802	302,024

Chipotle Mexican Grill, Inc.*	384	572,940

Darden Restaurants, Inc.	1,753	257,200

Domino’s Pizza, Inc.	526	222,151

DraftKings, Inc., Class A*	4,359	246,981

Expedia Group, Inc.*	1,867	329,021

Hilton Worldwide Holdings, Inc.*	3,743	481,724

Las Vegas Sands Corp.*	4,454	272,852

Marriott International, Inc., Class A*	3,592	533,484

McDonald’s Corp.	10,077	2,378,978

MGM Resorts International	5,555	226,200

Royal Caribbean Cruises Ltd.*	2,950	256,502

Starbucks Corp.	15,941	1,825,085

Vail Resorts, Inc.*	541	175,912

Wynn Resorts Ltd.*	1,430	183,612

Yum! Brands, Inc.	4,067	486,088

		10,238,189

Household Durables — 0.4%

DR Horton, Inc.	4,481	440,437

Garmin Ltd.	2,013	276,264

Lennar Corp., Class A	3,711	384,460

Lennar Corp., Class B	221	17,806

Mohawk Industries, Inc.*	797	163,784

Newell Brands, Inc.	5,121	138,062

NVR, Inc.*	43	215,778

PulteGroup, Inc.	3,591	212,300

Whirlpool Corp.	837	197,909

		2,046,800

Household Products — 1.3%

Church & Dwight Co., Inc.	3,313	284,057

INVESTMENTS	SHARES	VALUE($)

Household Products — continued

Clorox Co. (The)	1,705	311,162

Colgate-Palmolive Co.	11,483	926,678

Kimberly-Clark Corp.	4,584	611,139

Procter & Gamble Co. (The)	33,310	4,444,220

		6,577,256

Independent Power and Renewable Electricity Producers — 0.1%

AES Corp. (The)	9,027	251,131

Vistra Corp.	6,558	110,634

		361,765

Industrial Conglomerates — 1.2%

3M Co.	7,826	1,542,817

General Electric Co.	118,656	1,556,767

Honeywell International, Inc.	9,403	2,097,245

Roper Technologies, Inc.	1,427	637,070

		5,833,899

Insurance — 2.0%

Aflac, Inc.	8,676	466,161

Alleghany Corp.*	177	120,178

Allstate Corp. (The)	4,097	519,500

American Financial Group, Inc.	942	115,734

American International Group, Inc.	11,713	567,495

Aon plc, Class A	3,053	767,646

Arch Capital Group Ltd.*	5,445	216,221

Arthur J Gallagher & Co.	2,626	380,639

Chubb Ltd.	6,088	1,044,640

Cincinnati Financial Corp.	2,018	227,388

Everest Re Group Ltd.	538	148,999

Fidelity National Financial, Inc.	3,945	179,971

Globe Life, Inc.	1,293	132,520

Hartford Financial Services Group, Inc. (The)	4,848	319,774

Lincoln National Corp.	2,427	155,643

Loews Corp.	3,064	170,818

Markel Corp.*	182	214,108

Marsh & McLennan Cos., Inc.	6,874	932,802

MetLife, Inc.	10,171	647,181

Principal Financial Group, Inc.	3,431	219,138

Progressive Corp. (The)	7,925	798,364

Prudential Financial, Inc.	5,381	540,037

Reinsurance Group of America, Inc.	921	120,218

Travelers Cos., Inc. (The)	3,417	528,473

Willis Towers Watson plc	1,739	450,158

WR Berkley Corp.	1,886	150,352

		10,134,158

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Interactive Media & Services — 6.5%

Alphabet, Inc., Class A*	4,075	9,590,512

Alphabet, Inc., Class C*	3,914	9,433,210

Facebook, Inc., Class A*	32,563	10,585,580

IAC/InterActiveCorp*	1,108	280,845

Match Group, Inc.*	3,652	568,361

Pinterest, Inc., Class A*	7,217	478,992

Snap, Inc., Class A*	12,546	775,594

Twitter, Inc.*	10,806	596,707

Zillow Group, Inc., Class A*	503	67,075

Zillow Group, Inc., Class C*	2,093	272,341

		32,649,217

Internet & Direct Marketing Retail — 4.3%

Amazon.com, Inc.*	5,796	20,097,166

eBay, Inc.	8,740	487,605

MercadoLibre, Inc. (Argentina)*	629	988,146

		21,572,917

IT Services — 5.6%

Accenture plc, Class A	8,582	2,488,523

Akamai Technologies, Inc.*	2,217	240,988

Automatic Data Processing, Inc.	5,795	1,083,607

Broadridge Financial Solutions, Inc.	1,571	249,208

Cognizant Technology Solutions Corp., Class A	7,169	576,388

DXC Technology Co.*	3,442	113,276

Fidelity National Information Services, Inc.	8,415	1,286,653

Fiserv, Inc.*	7,790	935,735

FleetCor Technologies, Inc.*	1,142	328,576

Gartner, Inc.*	1,198	234,664

Global Payments, Inc.	3,988	855,944

GoDaddy, Inc., Class A*	2,284	198,297

International Business Machines Corp.	12,104	1,717,316

Jack Henry & Associates, Inc.	1,035	168,529

Mastercard, Inc., Class A	11,868	4,534,288

Okta, Inc.*	1,676	452,017

Paychex, Inc.	4,346	423,692

PayPal Holdings, Inc.*	15,847	4,156,510

Snowflake, Inc., Class A*	802	185,735

Square, Inc., Class A*	5,276	1,291,670

Twilio, Inc., Class A*	2,154	792,241

VeriSign, Inc.*	1,341	293,371

Visa, Inc., Class A	22,956	5,361,603

Western Union Co. (The)	5,557	143,148

		28,111,979

Leisure Products — 0.1%

Hasbro, Inc.	1,726	171,651

INVESTMENTS	SHARES	VALUE($)

Leisure Products — continued

Peloton Interactive, Inc., Class A*	3,567	350,814

Polaris, Inc.	789	110,484

		632,949

Life Sciences Tools & Services — 1.1%

Agilent Technologies, Inc.	4,116	550,062

Avantor, Inc.*	6,995	224,120

Bio-Rad Laboratories, Inc., Class A*	286	180,217

Illumina, Inc.*	1,976	776,252

IQVIA Holdings, Inc.*	2,600	610,194

Mettler-Toledo International, Inc.*	312	409,756

PerkinElmer, Inc.	1,502	194,704

PPD, Inc.*	1,466	67,729

Thermo Fisher Scientific, Inc.	5,318	2,500,683

Waters Corp.*	831	249,192

		5,762,909

Machinery — 1.6%

Caterpillar, Inc.	7,382	1,683,908

Cummins, Inc.	1,998	503,576

Deere & Co.	4,238	1,571,662

Donaldson Co., Inc.	1,709	107,462

Dover Corp.	1,952	291,219

Fortive Corp.	4,585	324,710

IDEX Corp.	1,033	231,599

Illinois Tool Works, Inc.	3,884	895,107

Otis Worldwide Corp.	5,523	430,076

PACCAR, Inc.	4,707	423,065

Parker-Hannifin Corp.	1,740	546,029

Pentair plc	2,247	144,954

Snap-on, Inc.	746	177,249

Stanley Black & Decker, Inc.	2,163	447,243

Westinghouse Air Brake Technologies Corp.	2,397	196,722

Xylem, Inc.	2,426	268,437

		8,243,018

Media — 1.4%

Altice USA, Inc., Class A*	3,302	119,896

Charter Communications, Inc., Class A*	1,899	1,278,882

Comcast Corp., Class A	61,871	3,474,057

Discovery, Inc., Class A*	1,971	74,228

Discovery, Inc., Class C*	3,929	126,946

DISH Network Corp., Class A*	3,338	149,509

Fox Corp., Class A	4,517	169,026

Fox Corp., Class B	2,087	75,925

Interpublic Group of Cos., Inc. (The)	5,285	167,799

Liberty Broadband Corp., Class A*	304	47,932

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	107

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Media — continued

Liberty Broadband Corp., Class C*	2,874	467,657

Liberty Media Corp.-Liberty SiriusXM, Class A*	1,091	49,302

Liberty Media Corp.-Liberty SiriusXM, Class C*	2,336	105,657

News Corp., Class A	5,290	138,571

News Corp., Class B	1,634	39,722

Omnicom Group, Inc.	2,908	239,212

Sirius XM Holdings, Inc. (c)	15,692	95,721

ViacomCBS, Inc.	7,936	325,535

ViacomCBS, Inc., Class A	139	6,283

		7,151,860

Metals & Mining — 0.4%

Freeport-McMoRan, Inc.	19,722	743,716

Newmont Corp.	10,829	675,838

Nucor Corp.	4,046	332,824

Southern Copper Corp. (Peru)	1,159	80,446

Steel Dynamics, Inc.	2,726	147,804

		1,980,628

Mortgage Real Estate Investment Trusts (REITs) — 0.1%

AGNC Investment Corp.	7,275	130,441

Annaly Capital Management, Inc.	18,914	171,739

		302,180

Multiline Retail — 0.5%

Dollar General Corp.	3,312	711,252

Dollar Tree, Inc.*	3,180	365,382

Target Corp.	6,768	1,402,736

		2,479,370

Multi-Utilities — 0.8%

Ameren Corp.	3,429	290,916

CenterPoint Energy, Inc.	7,448	182,401

CMS Energy Corp.	3,921	252,473

Consolidated Edison, Inc.	4,631	358,486

Dominion Energy, Inc.	10,914	872,029

DTE Energy Co.	2,626	367,692

NiSource, Inc.	5,298	137,854

Public Service Enterprise Group, Inc.	6,842	432,141

Sempra Energy	4,094	563,212

WEC Energy Group, Inc.	4,259	413,847

		3,871,051

Oil, Gas & Consumable Fuels — 2.2%

Cabot Oil & Gas Corp.	5,407	90,135

Cheniere Energy, Inc.*	3,132	242,793

Chevron Corp.	26,055	2,685,489

ConocoPhillips	18,336	937,703

INVESTMENTS	SHARES	VALUE($)

Oil, Gas & Consumable Fuels — continued

EOG Resources, Inc.	7,902	581,903

Exxon Mobil Corp.	57,289	3,279,222

Hess Corp.	3,697	275,463

Kinder Morgan, Inc.	26,358	449,404

Marathon Petroleum Corp.	8,820	490,833

ONEOK, Inc.	6,033	315,767

Phillips 66	5,917	478,744

Pioneer Natural Resources Co.	2,782	427,955

Valero Energy Corp.	5,532	409,147

Williams Cos., Inc. (The)	16,413	399,821

		11,064,379

Personal Products — 0.2%

Estee Lauder Cos., Inc. (The), Class A	3,122	979,684

Herbalife Nutrition Ltd.*	1,182	54,100

		1,033,784

Pharmaceuticals — 3.3%

Bristol-Myers Squibb Co.	30,328	1,893,074

Elanco Animal Health, Inc.*	6,378	202,246

Eli Lilly & Co.	10,778	1,969,895

Jazz Pharmaceuticals plc*	769	126,424

Johnson & Johnson	35,559	5,786,516

Merck & Co., Inc.	34,230	2,550,135

Perrigo Co. plc	1,811	75,392

Pfizer, Inc.	75,485	2,917,495

Royalty Pharma plc, Class A	1,163	51,172

Viatris, Inc.*	16,268	216,365

Zoetis, Inc.	6,439	1,114,140

		16,902,854

Professional Services — 0.5%

Clarivate plc (United Kingdom)*	3,544	98,984

CoStar Group, Inc.*	532	454,557

Dun & Bradstreet Holdings, Inc.*	1,857	44,122

Equifax, Inc.	1,634	374,562

IHS Markit Ltd.	5,039	542,096

Jacobs Engineering Group, Inc.	1,751	233,951

Leidos Holdings, Inc.	1,814	183,722

Nielsen Holdings plc	4,851	124,428

TransUnion	2,594	271,306

Verisk Analytics, Inc.	2,212	416,298

		2,744,026

Real Estate Management & Development — 0.1%

CBRE Group, Inc., Class A*	4,530	385,956

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Road & Rail — 1.2%

CSX Corp.	10,314	1,039,135

JB Hunt Transport Services, Inc.	1,143	195,122

Kansas City Southern	1,220	356,496

Lyft, Inc., Class A*	3,463	192,751

Norfolk Southern Corp.	3,414	953,325

Old Dominion Freight Line, Inc.	1,303	335,926

Uber Technologies, Inc.*	19,852	1,087,294

Union Pacific Corp.	9,074	2,015,245

		6,175,294

Semiconductors & Semiconductor Equipment — 5.0%

Advanced Micro Devices, Inc.*	16,392	1,337,915

Analog Devices, Inc.	4,997	765,341

Applied Materials, Inc.	12,416	1,647,727

Broadcom, Inc.	5,529	2,522,330

Intel Corp.	54,967	3,162,252

KLA Corp.	2,091	659,397

Lam Research Corp.	1,944	1,206,155

Marvell Technology, Inc.	10,762	486,550

Maxim Integrated Products, Inc.	3,613	339,622

Microchip Technology, Inc.	3,655	549,310

Micron Technology, Inc.*	15,148	1,303,788

NVIDIA Corp.	8,403	5,044,993

NXP Semiconductors NV (Netherlands)	3,737	719,410

Qorvo, Inc.*	1,544	290,534

QUALCOMM, Inc.	15,360	2,131,968

Skyworks Solutions, Inc.	2,234	405,091

Texas Instruments, Inc.	12,443	2,246,086

Xilinx, Inc.	3,320	424,827

		25,243,296

Software — 8.9%

Adobe, Inc.*	6,482	3,295,060

ANSYS, Inc.*	1,177	430,382

Autodesk, Inc.*	2,960	864,054

Cadence Design Systems, Inc.*	3,787	499,013

CDK Global, Inc.	1,634	87,566

Citrix Systems, Inc.	1,675	207,449

Coupa Software, Inc.*	965	259,624

Crowdstrike Holdings, Inc., Class A*	2,539	529,407

DocuSign, Inc.*	2,521	562,032

Fortinet, Inc.*	1,836	374,966

Intuit, Inc.	3,704	1,526,641

Microsoft Corp.	102,059	25,737,239

NortonLifeLock, Inc.	7,885	170,395

Oracle Corp.	25,095	1,901,950

INVESTMENTS	SHARES	VALUE($)

Software — continued

Palo Alto Networks, Inc.*	1,317	465,415

Paycom Software, Inc.*	663	254,864

PTC, Inc.*	1,429	187,113

RingCentral, Inc., Class A*	1,080	344,466

salesforce.com, Inc.*	12,417	2,859,883

ServiceNow, Inc.*	2,651	1,342,387

Splunk, Inc.*	2,201	278,250

SS&C Technologies Holdings, Inc.	3,034	225,183

Synopsys, Inc.*	2,073	512,155

Trade Desk, Inc. (The), Class A*	566	412,789

VMware, Inc., Class A*(c)	1,084	174,340

Workday, Inc., Class A*	2,494	616,018

Zoom Video Communications, Inc., Class A*	2,769	884,889

Zscaler, Inc.*	1,022	191,768

		45,195,298

Specialty Retail — 2.2%

Advance Auto Parts, Inc.	895	179,143

AutoZone, Inc.*	292	427,523

Best Buy Co., Inc.	3,130	363,925

Burlington Stores, Inc.*	902	294,350

CarMax, Inc.*	2,209	294,327

Home Depot, Inc. (The)	14,558	4,711,988

Lowe’s Cos., Inc.	9,894	1,941,697

O’Reilly Automotive, Inc.*	944	521,919

Ross Stores, Inc.	4,803	628,905

TJX Cos., Inc. (The)	16,245	1,153,395

Tractor Supply Co.	1,576	297,234

Ulta Beauty, Inc.*	769	253,270

		11,067,676

Technology Hardware, Storage & Peripherals — 5.9%

Apple, Inc.	213,559	28,074,466

Dell Technologies, Inc., Class C*	3,202	314,853

Hewlett Packard Enterprise Co.	17,596	281,888

HP, Inc.	16,938	577,755

NetApp, Inc.	3,018	225,414

Seagate Technology plc	2,730	253,453

Western Digital Corp.*	4,131	291,773

		30,019,602

Textiles, Apparel & Luxury Goods — 0.7%

Lululemon Athletica, Inc.*	1,600	536,432

NIKE, Inc., Class B	17,196	2,280,534

Tapestry, Inc.*	3,746	179,246

Under Armour, Inc., Class A*	2,543	61,820

Under Armour, Inc., Class C*	2,638	52,523

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	109

JPMorgan BetaBuilders U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Textiles, Apparel & Luxury Goods — continued

VF Corp.	4,349	381,233

		3,491,788

Tobacco — 0.6%

Altria Group, Inc.	25,166	1,201,677

Philip Morris International, Inc.	21,084	2,002,980

		3,204,657

Trading Companies & Distributors — 0.2%

Fastenal Co.	7,776	406,529

United Rentals, Inc.*	965	308,752

Watsco, Inc.	434	127,101

WW Grainger, Inc.	581	251,887

		1,094,269

Water Utilities — 0.1%

American Water Works Co., Inc.	2,467	384,827

Wireless Telecommunication Services — 0.2%

T-Mobile US, Inc.*	7,908	1,044,884

Total Common Stocks (Cost $419,309,703)		502,960,995

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.4%

Investment Companies — 0.4%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (d) (e) (Cost $1,980,143)	1,980,143	1,980,143

Investment of Cash Collateral from Securities Loaned — 0.0% (b)

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (d) (e) (Cost $168,998)	168,998	168,998

Total Short-Term Investments (Cost $2,149,141)		2,149,141

Total Investments — 99.9% (Cost $421,458,844)		505,110,136
Other Assets Less Liabilities — 0.1%		266,829

NET ASSETS — 100.0%		505,376,965

Percentages indicated are based on net assets.

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 is $163,728.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of April 30, 2021.
*	Non-income producing security.

Futures contracts outstanding as of April 30, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Micro E-Mini S&P 500 Index	112	06/2021	USD	2,337,580	98,456

Abbreviations

USD	UnitedStates Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.7%

Aerospace & Defense — 1.1%

Axon Enterprise, Inc.*	31,438	4,766,315

BWX Technologies, Inc.	46,820	3,133,194

Curtiss-Wright Corp.	20,178	2,580,766

Hexcel Corp.*	41,205	2,324,374

Mercury Systems, Inc.*	27,671	2,081,966

Moog, Inc., Class A	14,470	1,252,379

Spirit AeroSystems Holdings, Inc., Class A	52,019	2,376,748

		18,515,742

Airlines — 0.7%

Allegiant Travel Co.*	6,473	1,525,880

American Airlines Group, Inc.*	315,283	6,847,947

JetBlue Airways Corp.*	155,764	3,171,355

		11,545,182

Auto Components — 0.6%

Adient plc*	46,350	2,147,859

Dana, Inc.	71,305	1,804,016

Gentex Corp.	120,098	4,225,048

Visteon Corp.*	13,759	1,675,984

		9,852,907

Automobiles — 0.4%

Harley-Davidson, Inc.	75,565	3,655,079

Thor Industries, Inc.	27,288	3,863,708

		7,518,787

Banks — 5.5%

Associated Banc-Corp.	75,328	1,648,930

Bank of Hawaii Corp.	19,782	1,797,986

Bank OZK	59,582	2,442,266

BankUnited, Inc.	45,770	2,133,340

BOK Financial Corp.	15,089	1,326,927

Commerce Bancshares, Inc. (a)	51,935	4,041,062

Cullen/Frost Bankers, Inc.	27,709	3,326,743

First Citizens BancShares, Inc., Class A	3,561	3,089,025

First Financial Bankshares, Inc.	70,109	3,440,950

First Hawaiian, Inc.	64,528	1,771,939

First Horizon Corp.	273,779	5,007,418

FNB Corp.	158,472	2,042,704

Glacier Bancorp, Inc.	47,034	2,772,654

Hancock Whitney Corp.	42,757	1,977,084

Home BancShares, Inc.	74,884	2,084,022

Investors Bancorp, Inc.	110,958	1,624,425

PacWest Bancorp	57,572	2,499,200

People’s United Financial, Inc.	209,732	3,802,441

Pinnacle Financial Partners, Inc.	37,455	3,282,556

INVESTMENTS	SHARES	VALUE($)

Banks — continued

Popular, Inc. (Puerto Rico)	41,530	3,071,559

Prosperity Bancshares, Inc.	45,804	3,360,181

Signature Bank	28,128	7,074,473

Sterling Bancorp	95,352	2,396,196

Synovus Financial Corp.	73,263	3,433,104

TCF Financial Corp.	75,216	3,423,832

Texas Capital Bancshares, Inc.*	24,878	1,707,377

UMB Financial Corp.	21,373	2,073,822

Umpqua Holdings Corp.	108,636	2,024,975

United Bankshares, Inc.	63,569	2,496,355

Valley National Bancorp	199,918	2,752,871

Webster Financial Corp.	44,502	2,354,601

Western Alliance Bancorp	50,961	5,354,472

Wintrust Financial Corp.	28,040	2,161,884

		93,797,374

Beverages — 0.4%

Boston Beer Co., Inc. (The), Class A*	4,537	5,519,215

National Beverage Corp.	11,495	558,542

		6,077,757

Biotechnology — 3.6%

ACADIA Pharmaceuticals, Inc.*	57,585	1,183,948

Acceleron Pharma, Inc.*	25,964	3,244,721

Agios Pharmaceuticals, Inc.*	28,473	1,588,793

Arrowhead Pharmaceuticals, Inc.*	51,157	3,722,183

Bluebird Bio, Inc.*	33,093	992,790

Blueprint Medicines Corp.*	28,567	2,751,574

ChemoCentryx, Inc.*	24,704	1,193,944

CRISPR Therapeutics AG (Switzerland)*	31,972	4,196,965

Denali Therapeutics, Inc.*	39,953	2,414,759

Exelixis, Inc.*	153,773	3,785,891

FibroGen, Inc.*	41,269	921,124

Global Blood Therapeutics, Inc.*	30,636	1,249,336

Invitae Corp.*	85,502	2,984,020

Ionis Pharmaceuticals, Inc.*	69,428	2,972,907

Iovance Biotherapeutics, Inc.*	68,096	2,140,938

Kodiak Sciences, Inc.*	15,635	1,889,333

Ligand Pharmaceuticals, Inc.*	8,187	1,194,401

Mirati Therapeutics, Inc.*	22,461	3,733,467

Natera, Inc.*	38,672	4,254,694

Relay Therapeutics, Inc.*	10,201	323,474

Sage Therapeutics, Inc.*	25,610	2,017,044

Sarepta Therapeutics, Inc.*	39,145	2,773,032

Ultragenyx Pharmaceutical, Inc.*	31,018	3,462,850

United Therapeutics Corp.*	21,954	4,425,048

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	111

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks— continued

Biotechnology — continued

Vir Biotechnology, Inc.*	32,134	1,534,077

		60,951,313

Building Products — 1.0%

AO Smith Corp.	66,751	4,522,380

Armstrong World Industries, Inc.	23,553	2,441,268

AZEK Co., Inc. (The)*	61,777	2,982,594

JELD-WEN Holding, Inc.*	36,980	1,078,707

Trex Co., Inc.*	57,075	6,163,529

		17,188,478

Capital Markets — 2.1%

Affiliated Managers Group, Inc.	21,008	3,385,859

Ares Management Corp.	53,303	2,799,474

Artisan Partners Asset Management, Inc., Class A	30,352	1,545,524

Evercore, Inc., Class A	20,712	2,902,373

FactSet Research Systems, Inc.	18,720	6,294,038

Federated Hermes, Inc.	46,379	1,335,715

Janus Henderson Group plc	84,098	2,892,130

LPL Financial Holdings, Inc.	39,273	6,154,079

Morningstar, Inc.	10,573	2,801,951

Open Lending Corp., Class A*	48,653	1,899,900

Stifel Financial Corp.	51,739	3,579,821

		35,590,864

Chemicals — 2.0%

Ashland Global Holdings, Inc.	26,912	2,320,083

Avient Corp.	44,996	2,284,447

Cabot Corp.	27,906	1,531,481

Element Solutions, Inc.	107,176	2,345,011

Huntsman Corp.	98,034	2,810,635

Ingevity Corp.*	19,977	1,559,804

NewMarket Corp.	3,606	1,249,804

Olin Corp.	70,377	3,028,322

RPM International, Inc.	64,125	6,081,615

Scotts Miracle-Gro Co. (The)	20,042	4,632,909

Sensient Technologies Corp.	20,907	1,719,392

Valvoline, Inc.	89,418	2,807,725

WR Grace & Co.	30,667	2,107,743

		34,478,971

Commercial Services & Supplies — 1.1%

ADT, Inc.	75,118	691,085

Brink’s Co. (The)	24,403	1,950,288

Cimpress plc (Ireland)*	9,612	915,639

Clean Harbors, Inc.*	24,848	2,210,478

Healthcare Services Group, Inc.	36,827	1,102,969

INVESTMENTS	SHARES	VALUE($)

Commercial Services & Supplies — continued

IAA, Inc.*	66,318	4,165,433

KAR Auction Services, Inc.*	63,927	958,266

MSA Safety, Inc.	17,918	2,880,498

Tetra Tech, Inc.	26,728	3,411,295

		18,285,951

Communications Equipment — 0.8%

Ciena Corp.*	76,474	3,859,643

CommScope Holding Co., Inc.*	98,987	1,628,336

Lumentum Holdings, Inc.*	37,311	3,173,301

NetScout Systems, Inc.*	36,197	948,180

ViaSat, Inc.*	33,534	1,736,726

Viavi Solutions, Inc.*	112,737	1,844,377

		13,190,563

Construction & Engineering — 0.8%

AECOM*	72,804	4,836,370

EMCOR Group, Inc.	27,009	3,235,678

MasTec, Inc.*	27,798	2,900,999

Valmont Industries, Inc.	10,456	2,581,064

		13,554,111

Construction Materials — 0.2%

Eagle Materials, Inc.*	20,671	2,855,492

Consumer Finance — 0.8%

Credit Acceptance Corp.* (a)	5,720	2,258,199

FirstCash, Inc.	20,227	1,456,951

Green Dot Corp., Class A*	26,632	1,218,680

LendingTree, Inc.*	5,371	1,109,058

OneMain Holdings, Inc.	41,054	2,334,741

PRA Group, Inc.*	22,473	846,783

PROG Holdings, Inc.	33,381	1,700,428

SLM Corp.	165,188	3,247,596

		14,172,436

Containers & Packaging — 1.0%

AptarGroup, Inc.	32,117	4,843,565

Berry Global Group, Inc.*	66,046	4,201,846

Graphic Packaging Holding Co.	131,972	2,448,081

O-I Glass, Inc.*	77,600	1,279,624

Silgan Holdings, Inc.	38,514	1,624,135

Sonoco Products Co.	49,519	3,241,514

		17,638,765

Distributors — 0.5%

Pool Corp.	19,828	8,377,727

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks— continued

Diversified Consumer Services — 1.6%

Bright Horizons Family Solutions, Inc.*	29,959	4,338,962

Chegg, Inc.*	69,160	6,247,223

frontdoor, Inc.*	42,149	2,256,236

Graham Holdings Co., Class B	1,990	1,264,864

Grand Canyon Education, Inc.*	23,103	2,501,824

H&R Block, Inc.	90,403	2,012,371

Service Corp. International	83,507	4,462,614

Terminix Global Holdings, Inc.*	64,991	3,307,392

Vivint Smart Home, Inc.*	22,016	263,751

WW International, Inc.*	23,460	650,780

		27,306,017

Electric Utilities — 0.6%

ALLETE, Inc.	25,618	1,802,482

Hawaiian Electric Industries, Inc.	53,813	2,317,188

IDACORP, Inc.	24,876	2,549,292

PNM Resources, Inc.	42,307	2,088,274

Portland General Electric Co.	44,132	2,244,554

		11,001,790

Electrical Equipment — 2.0%

Acuity Brands, Inc.	17,757	3,294,279

Array Technologies, Inc.*	53,830	1,515,853

EnerSys	21,040	1,926,843

Generac Holdings, Inc.*	30,983	10,036,943

GrafTech International Ltd.	69,809	887,970

nVent Electric plc	82,894	2,524,122

Plug Power, Inc.*	247,680	7,061,357

Regal Beloit Corp.	20,020	2,891,489

Sunrun, Inc.*	78,881	3,865,169

		34,004,025

Electronic Equipment, Instruments & Components — 1.9%

Arrow Electronics, Inc.*	36,770	4,194,354

Avnet, Inc.	49,019	2,152,914

Belden, Inc.	22,010	952,593

Coherent, Inc.*	12,050	3,132,880

Dolby Laboratories, Inc., Class A	32,277	3,275,147

FLIR Systems, Inc.	64,684	3,879,099

Jabil, Inc.	66,748	3,498,930

Littelfuse, Inc.	12,094	3,207,813

National Instruments Corp.	64,866	2,686,101

SYNNEX Corp.	20,344	2,465,693

Vontier Corp.*	83,073	2,603,508

		32,049,032

INVESTMENTS	SHARES	VALUE($)

Energy Equipment & Services — 0.2%

NOV, Inc.*	191,341	2,860,548

Entertainment — 0.8%

Liberty Media Corp.-Liberty Formula One, Class A*	12,734	527,442

Liberty Media Corp.-Liberty Formula One, Class C*	100,320	4,709,021

Lions Gate Entertainment Corp., Class A*	29,474	426,489

Lions Gate Entertainment Corp., Class B*	59,899	754,728

Madison Square Garden Sports Corp., Class A*	8,592	1,588,145

Zynga, Inc., Class A*	496,421	5,371,275

		13,377,100

Equity Real Estate Investment Trusts (REITs) — 7.6%

American Campus Communities, Inc.	67,840	3,067,046

American Homes 4 Rent, Class A	132,437	4,905,466

Americold Realty Trust	124,385	5,023,910

Apartment Investment and Management Co., Class A	73,373	509,209

Apple Hospitality REIT, Inc.	102,315	1,622,716

Brixmor Property Group, Inc.	146,269	3,267,649

Colony Capital, Inc.* (a)	242,570	1,697,990

CoreSite Realty Corp.	21,079	2,560,888

Cousins Properties, Inc.	73,225	2,685,161

CubeSmart	98,428	4,167,441

CyrusOne, Inc.	59,372	4,324,063

Douglas Emmett, Inc.	81,294	2,726,601

EastGroup Properties, Inc.	19,547	3,101,327

EPR Properties*	36,851	1,758,161

Equity Commonwealth	59,957	1,726,762

First Industrial Realty Trust, Inc.	63,644	3,167,562

Gaming and Leisure Properties, Inc.	107,849	5,013,900

Healthcare Realty Trust, Inc.	68,878	2,215,116

Healthcare Trust of America, Inc., Class A	107,815	3,166,527

Highwoods Properties, Inc.	51,220	2,294,144

Hudson Pacific Properties, Inc.	74,404	2,091,496

JBG SMITH Properties	54,485	1,776,756

Kilroy Realty Corp.	52,194	3,577,377

Lamar Advertising Co., Class A	42,630	4,222,075

Life Storage, Inc.	37,193	3,572,760

Medical Properties Trust, Inc.	285,869	6,303,411

National Health Investors, Inc.	22,271	1,634,914

National Retail Properties, Inc.	86,388	4,010,131

Omega Healthcare Investors, Inc.	114,238	4,341,044

Outfront Media, Inc.*	71,501	1,742,479

Paramount Group, Inc.	82,032	870,360

Park Hotels & Resorts, Inc.*	116,506	2,599,249

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	113

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Equity Real Estate Investment Trusts (REITs) — continued

Pebblebrook Hotel Trust	64,722	1,545,561

Piedmont Office Realty Trust, Inc., Class A	61,095	1,137,589

PS Business Parks, Inc.	9,891	1,606,002

Rayonier, Inc.	67,932	2,464,573

Rexford Industrial Realty, Inc.	64,779	3,598,473

RLJ Lodging Trust	81,312	1,312,376

Ryman Hospitality Properties, Inc.*	27,099	2,131,336

Sabra Health Care REIT, Inc.	103,859	1,887,118

SITE Centers Corp.	82,194	1,212,361

SL Green Realty Corp.	34,181	2,529,736

Spirit Realty Capital, Inc.	56,613	2,691,382

STAG Industrial, Inc.	78,072	2,850,409

STORE Capital Corp.	118,229	4,231,416

Sunstone Hotel Investors, Inc.*	106,261	1,398,395

Uniti Group, Inc.	114,790	1,308,606

Weingarten Realty Investors	59,185	1,914,043

		129,563,067

Food & Staples Retailing — 1.0%

BJ’s Wholesale Club Holdings, Inc.*	67,663	3,022,506

Casey’s General Stores, Inc.	18,210	4,046,080

Performance Food Group Co.*	65,922	3,869,621

PriceSmart, Inc.	11,514	967,637

Sprouts Farmers Market, Inc.*	58,137	1,488,889

US Foods Holding Corp.*	108,966	4,517,730

		17,912,463

Food Products — 1.2%

Beyond Meat, Inc.* (a)	24,507	3,227,082

Darling Ingredients, Inc.*	80,142	5,565,862

Flowers Foods, Inc.	97,038	2,325,030

Hain Celestial Group, Inc. (The)*	40,378	1,655,902

Lancaster Colony Corp.	9,640	1,780,604

Pilgrim’s Pride Corp.*	24,005	575,160

Post Holdings, Inc.*	29,504	3,356,965

Seaboard Corp.	126	450,827

TreeHouse Foods, Inc.*	27,548	1,311,285

		20,248,717

Gas Utilities — 0.6%

National Fuel Gas Co.	44,932	2,231,323

New Jersey Resources Corp.	47,440	1,990,108

ONE Gas, Inc.	26,243	2,111,774

Southwest Gas Holdings, Inc.	28,205	1,966,453

Spire, Inc.	25,465	1,918,533

		10,218,191

INVESTMENTS	SHARES	VALUE($)

Health Care Equipment & Supplies — 3.5%

Cantel Medical Corp.*	18,541	1,629,939

Envista Holdings Corp.*	78,901	3,414,835

Globus Medical, Inc., Class A*	38,091	2,733,791

Haemonetics Corp.*	25,049	1,684,796

Hill-Rom Holdings, Inc.	32,708	3,605,076

ICU Medical, Inc.*	9,689	2,017,928

Inari Medical, Inc.*	4,082	466,532

Insulet Corp.*	32,569	9,615,020

Integra LifeSciences Holdings Corp.*	34,930	2,587,614

iRhythm Technologies, Inc.*	14,373	1,119,082

LivaNova plc*	23,985	2,035,607

Masimo Corp.*	25,060	5,830,710

Nevro Corp.*	17,066	2,949,175

Novocure Ltd.*	41,895	8,550,770

NuVasive, Inc.*	25,324	1,809,400

Penumbra, Inc.*(a)	16,707	5,112,175

Quidel Corp.*	18,981	1,989,019

Tandem Diabetes Care, Inc.*	30,808	2,831,255

		59,982,724

Health Care Providers & Services — 2.5%

1Life Healthcare, Inc.*	37,779	1,643,764

Acadia Healthcare Co., Inc.*	43,886	2,673,535

Amedisys, Inc.*	16,191	4,369,141

Chemed Corp.	7,903	3,766,649

Encompass Health Corp.	48,926	4,151,860

Guardant Health, Inc.*	42,074	6,688,925

HealthEquity, Inc.*	40,869	3,104,818

LHC Group, Inc.*	15,572	3,243,181

Molina Healthcare, Inc.*	28,587	7,292,544

Patterson Cos., Inc.	42,866	1,377,713

Premier, Inc., Class A	34,944	1,235,270

Tenet Healthcare Corp.*	52,342	3,101,787

		42,649,187

Health Care Technology — 0.1%

American Well Corp., Class A*	27,586	424,548

Schrodinger, Inc.*	17,995	1,371,939

		1,796,487

Hotels, Restaurants & Leisure — 3.5%

Boyd Gaming Corp.*	39,697	2,625,956

Caesars Entertainment, Inc.*	102,656	10,043,863

Choice Hotels International, Inc.*	14,232	1,619,602

Churchill Downs, Inc.	17,068	3,609,882

Cracker Barrel Old Country Store, Inc.	11,694	1,958,394

Extended Stay America, Inc.	78,764	1,566,616

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Hotels, Restaurants & Leisure — continued

Hilton Grand Vacations, Inc.*	42,011	1,872,010

Hyatt Hotels Corp., Class A*	17,803	1,465,721

Jack in the Box, Inc.	11,251	1,357,433

Marriott Vacations Worldwide Corp.*	20,306	3,606,955

Norwegian Cruise Line Holdings Ltd.* (a)	179,020	5,558,571

Penn National Gaming, Inc.*	73,272	6,530,001

Planet Fitness, Inc., Class A*	40,821	3,428,556

Scientific Games Corp.*	27,740	1,623,345

Six Flags Entertainment Corp.*	37,362	1,755,267

Texas Roadhouse, Inc.*	32,255	3,451,930

Travel + Leisure Co.	42,354	2,733,104

Wendy’s Co. (The)	88,262	1,992,073

Wyndham Hotels & Resorts, Inc.	45,922	3,357,357

		60,156,636

Household Durables — 0.6%

Leggett & Platt, Inc.	65,546	3,255,670

Tempur Sealy International, Inc.	94,126	3,589,965

Toll Brothers, Inc.	55,224	3,462,545

		10,308,180

Household Products — 0.2%

Energizer Holdings, Inc.	28,643	1,412,100

Reynolds Consumer Products, Inc.	26,873	787,916

Spectrum Brands Holdings, Inc.	18,906	1,666,375

		3,866,391

Independent Power and Renewable Electricity Producers — 0.1%

Ormat Technologies, Inc. (a)	22,074	1,598,158

Industrial Conglomerates — 0.3%

Carlisle Cos., Inc.	26,266	5,033,879

Insurance — 3.4%

American National Group, Inc.	4,506	510,755

Assurant, Inc.	28,539	4,440,668

Assured Guaranty Ltd.	37,746	1,919,384

Athene Holding Ltd., Class A*	61,388	3,663,022

Axis Capital Holdings Ltd.	39,522	2,205,328

Brighthouse Financial, Inc.*	43,068	2,015,152

Brown & Brown, Inc.	115,399	6,136,919

CNO Financial Group, Inc.	66,363	1,694,247

Enstar Group Ltd.*	6,505	1,633,926

Erie Indemnity Co., Class A	12,293	2,630,948

First American Financial Corp.	54,142	3,492,159

Hanover Insurance Group, Inc. (The)	17,935	2,480,590

Kemper Corp.	30,325	2,367,169

Lemonade, Inc.* (a)	8,760	791,904

INVESTMENTS	SHARES	VALUE($)

Insurance — continued

Mercury General Corp.	13,097	815,550

Old Republic International Corp.	139,430	3,432,766

Primerica, Inc.	19,392	3,098,260

RenaissanceRe Holdings Ltd. (Bermuda)	24,996	4,219,575

RLI Corp.	19,582	2,182,610

Selective Insurance Group, Inc.	29,514	2,247,196

Selectquote, Inc.*	21,705	675,677

Unum Group	100,415	2,837,728

White Mountains Insurance Group Ltd.	1,526	1,778,446

		57,269,979

Interactive Media & Services — 0.3%

Cargurus, Inc.*	44,312	1,093,620

TripAdvisor, Inc.*	47,515	2,239,382

Yelp, Inc.*	34,716	1,364,339

		4,697,341

Internet & Direct Marketing Retail — 1.9%

Chewy, Inc., Class A* (a)	37,580	2,995,878

Etsy, Inc.*	62,127	12,350,226

Grubhub, Inc.*	45,964	3,127,391

Qurate Retail, Inc., Series A	187,810	2,234,939

Stamps.com, Inc.*	9,055	1,859,625

Wayfair, Inc., Class A* (a)	36,062	10,658,845

		33,226,904

IT Services — 3.0%

Alliance Data Systems Corp.	24,494	2,886,618

BigCommerce Holdings, Inc., Series 1*	5,802	347,772

Black Knight, Inc.*	77,283	5,596,835

EPAM Systems, Inc.*	27,655	12,659,076

Euronet Worldwide, Inc.*	26,001	3,729,324

Fastly, Inc., Class A*	42,154	2,692,376

Genpact Ltd.	86,237	4,098,845

LiveRamp Holdings, Inc.*	32,983	1,615,507

MAXIMUS, Inc.	30,288	2,775,592

MongoDB, Inc.*	25,546	7,598,913

Perspecta, Inc.	67,480	1,975,140

Rackspace Technology, Inc.*	17,221	428,286

WEX, Inc.*	21,781	4,469,679

		50,873,963

Leisure Products — 0.5%

Brunswick Corp.	38,334	4,106,721

Mattel, Inc.*	171,606	3,682,665

		7,789,386

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	115

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Life Sciences Tools & Services — 2.5%

10X Genomics, Inc., Class A*	36,059	7,132,470

Adaptive Biotechnologies Corp.*	41,171	1,712,714

Berkeley Lights, Inc.*	4,125	202,579

Bio-Techne Corp.	19,123	8,174,891

Bruker Corp.	50,052	3,429,563

Charles River Laboratories International, Inc.*	24,529	8,154,666

PRA Health Sciences, Inc.*	31,812	5,309,105

Repligen Corp.*	25,106	5,315,191

Syneos Health, Inc.*	40,740	3,456,789

		42,887,968

Machinery — 4.3%

AGCO Corp.	30,401	4,436,114

Allison Transmission Holdings, Inc.	55,175	2,288,107

Barnes Group, Inc.	22,967	1,146,513

Colfax Corp.*	56,837	2,568,464

Crane Co.	24,368	2,292,054

Flowserve Corp.	64,210	2,545,285

Gates Industrial Corp. plc*	32,972	568,767

Graco, Inc.	83,181	6,388,301

Hyliion Holdings Corp.* (a)	48,670	507,628

Ingersoll Rand, Inc.*	183,696	9,076,419

ITT, Inc.	42,634	4,020,813

Kennametal, Inc.	41,171	1,653,427

Lincoln Electric Holdings, Inc.	29,407	3,765,566

Middleby Corp. (The)*	27,423	4,972,338

Navistar International Corp.*	24,551	1,086,382

Nikola Corp.* (a)	69,385	802,785

Nordson Corp.	26,636	5,631,117

Oshkosh Corp.	33,705	4,193,913

RBC Bearings, Inc.*	12,391	2,471,137

Timken Co. (The)	33,585	2,816,774

Toro Co. (The)	53,044	6,078,842

Trinity Industries, Inc.	40,475	1,118,729

Woodward, Inc.	28,898	3,612,539

		74,042,014

Marine — 0.1%

Kirby Corp.*	29,615	1,886,475

Media — 0.7%

Cable One, Inc.	2,678	4,793,620

John Wiley & Sons, Inc., Class A	21,460	1,221,933

New York Times Co. (The), Class A	71,464	3,245,180

Nexstar Media Group, Inc., Class A	21,383	3,152,068

		12,412,801

INVESTMENTS	SHARES	VALUE($)

Metals & Mining — 1.0%

Alcoa Corp.*	91,800	3,363,552

Compass Minerals International, Inc.	16,745	1,137,320

Reliance Steel & Aluminum Co.	31,348	5,025,398

Royal Gold, Inc.	32,337	3,617,217

United States Steel Corp.	129,367	2,976,735

Worthington Industries, Inc.	16,981	1,108,180

		17,228,402

Mortgage Real Estate Investment Trusts (REITs) — 0.6%

Blackstone Mortgage Trust, Inc., Class A	72,473	2,354,648

Chimera Investment Corp.	113,638	1,493,203

New Residential Investment Corp.	226,624	2,429,409

Starwood Property Trust, Inc.	140,692	3,632,667

Two Harbors Investment Corp.	134,907	1,052,275

		10,962,202

Multiline Retail — 0.5%

Kohl’s Corp.	77,703	4,558,058

Nordstrom, Inc.*	53,666	1,968,469

Ollie’s Bargain Outlet Holdings, Inc.* (a)	28,051	2,588,266

		9,114,793

Multi-Utilities — 0.4%

Avista Corp.	34,138	1,571,031

Black Hills Corp.	30,950	2,134,931

MDU Resources Group, Inc.	98,833	3,306,952

		7,012,914

Oil, Gas & Consumable Fuels — 2.8%

APA Corp.	186,240	3,724,800

Cimarex Energy Co.	50,672	3,354,486

CNX Resources Corp.*	108,288	1,453,225

Continental Resources, Inc.*	30,599	833,517

Devon Energy Corp.	291,939	6,825,534

Diamondback Energy, Inc.	89,114	7,283,287

Equitrans Midstream Corp.	201,043	1,640,511

HollyFrontier Corp.	73,647	2,577,645

Marathon Oil Corp.	389,074	4,380,973

Occidental Petroleum Corp.	413,229	10,479,488

Targa Resources Corp.	112,699	3,909,528

World Fuel Services Corp.	31,113	962,325

		47,425,319

Paper & Forest Products — 0.3%

Domtar Corp.*	27,142	1,069,937

Louisiana-Pacific Corp.	52,494	3,458,305

		4,528,242

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Personal Products — 0.1%

Nu Skin Enterprises, Inc., Class A	25,060	1,324,672

Pharmaceuticals — 1.4%

Axsome Therapeutics, Inc.*	13,090	791,421

Catalent, Inc.*	83,901	9,436,345

Horizon Therapeutics plc*	110,429	10,448,792

Pacira BioSciences, Inc.*	21,619	1,365,888

Prestige Consumer Healthcare, Inc.*	24,578	1,070,618

Reata Pharmaceuticals, Inc., Class A*	13,109	1,329,253

		24,442,317

Professional Services — 1.9%

ASGN, Inc.*	26,123	2,747,617

Booz Allen Hamilton Holding Corp.	67,872	5,629,982

CACI International, Inc., Class A*	12,436	3,169,439

CoreLogic, Inc.	36,055	2,873,584

FTI Consulting, Inc.*	16,877	2,343,371

Insperity, Inc.	17,516	1,533,351

KBR, Inc.	69,419	2,746,216

ManpowerGroup, Inc.	27,106	3,276,844

Robert Half International, Inc.	55,757	4,884,871

Science Applications International Corp.	28,698	2,566,175

TriNet Group, Inc.*	19,516	1,536,104

		33,307,554

Real Estate Management & Development — 0.5%

Cushman & Wakefield plc*	53,659	912,203

eXp World Holdings, Inc.* (a)	27,582	947,718

Howard Hughes Corp. (The)*	22,275	2,404,363

Jones Lang LaSalle, Inc.*	25,191	4,733,641

		8,997,925

Road & Rail — 0.8%

AMERCO	4,445	2,652,020

Avis Budget Group, Inc.*	25,474	2,282,725

Knight-Swift Transportation Holdings, Inc.	60,417	2,846,849

Landstar System, Inc.	18,920	3,259,538

Ryder System, Inc.	26,466	2,113,046

		13,154,178

Semiconductors & Semiconductor Equipment — 4.6%

Allegro MicroSystems, Inc. (Japan)*	20,541	506,952

Cirrus Logic, Inc.*	28,610	2,128,870

CMC Materials, Inc.	14,376	2,636,990

Cree, Inc.*	56,799	5,646,956

Enphase Energy, Inc.*	63,592	8,855,186

Entegris, Inc.	66,506	7,487,245

First Solar, Inc.*	41,788	3,198,036

INVESTMENTS	SHARES	VALUE($)

Semiconductors & Semiconductor Equipment — continued

MKS Instruments, Inc.	27,217	4,874,837

Monolithic Power Systems, Inc.	21,136	7,638,128

ON Semiconductor Corp.*	203,008	7,917,312

Silicon Laboratories, Inc.*	21,650	3,051,567

SolarEdge Technologies, Inc.*	25,424	6,700,241

Synaptics, Inc.*	17,216	2,408,002

Teradyne, Inc.	82,161	10,276,698

Universal Display Corp.	21,129	4,726,346

		78,053,366

Software — 9.7%

ACI Worldwide, Inc.*	57,738	2,181,342

Alteryx, Inc., Class A*	29,011	2,371,649

Anaplan, Inc.*	69,936	4,171,682

Aspen Technology, Inc.*	33,432	4,374,243

Avalara, Inc.*	42,105	5,966,700

Bill.com Holdings, Inc.*	30,416	4,703,226

Blackbaud, Inc.*	23,846	1,695,928

Blackline, Inc.*	25,349	2,942,005

Ceridian HCM Holding, Inc.*	64,541	6,097,834

Cloudflare, Inc., Class A*	92,527	7,840,738

CommVault Systems, Inc.*	23,165	1,610,199

Datadog, Inc., Class A*	101,569	8,711,573

Datto Holding Corp.*	11,107	283,784

Dropbox, Inc., Class A*	146,036	3,753,125

Duck Creek Technologies, Inc.*	16,145	671,309

Dynatrace, Inc.*	90,535	4,711,441

Elastic NV*	30,971	3,735,722

Fair Isaac Corp.*	14,410	7,513,518

FireEye, Inc.*	117,592	2,337,141

Five9, Inc.*	32,855	6,175,754

Guidewire Software, Inc.*	41,281	4,355,558

HubSpot, Inc.*	21,467	11,301,302

j2 Global, Inc.*	20,928	2,532,288

Jamf Holding Corp.*	13,792	503,684

Manhattan Associates, Inc.*	31,447	4,315,786

McAfee Corp., Class A	17,602	427,377

nCino, Inc.*	7,279	475,974

New Relic, Inc.*	26,732	1,718,868

Nuance Communications, Inc.*	140,500	7,470,385

Nutanix, Inc., Class A*	95,379	2,579,048

Palantir Technologies, Inc., Class A*	215,882	4,973,921

Paylocity Holding Corp.*	18,492	3,573,394

Pegasystems, Inc.	19,539	2,480,281

Proofpoint, Inc.*	28,288	4,868,648

Slack Technologies, Inc., Class A*	247,174	10,480,178

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	117

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Software — continued

Smartsheet, Inc., Class A*	56,638	3,358,633

SolarWinds Corp.*	35,487	598,311

Tyler Technologies, Inc.*	20,000	8,497,200

Verint Systems, Inc.*	32,400	1,573,668

Zendesk, Inc.*	58,041	8,482,692

		166,416,109

Specialty Retail — 3.6%

American Eagle Outfitters, Inc. (a)	73,718	2,548,431

AutoNation, Inc.*	27,156	2,782,947

Carvana Co.*	30,887	8,810,826

Five Below, Inc.*	27,538	5,542,573

Floor & Decor Holdings, Inc., Class A*	51,455	5,707,388

Foot Locker, Inc.	51,364	3,029,449

Gap, Inc. (The)	101,394	3,356,141

L Brands, Inc.*	115,143	7,587,924

Leslie’s, Inc.*	34,080	968,554

Lithia Motors, Inc., Class A	13,127	5,045,756

Penske Automotive Group, Inc.	15,849	1,389,799

RH* (a)	8,045	5,535,121

Urban Outfitters, Inc.*	33,738	1,211,194

Vroom, Inc.* (a)	17,377	804,034

Williams-Sonoma, Inc.	37,749	6,445,642

		60,765,779

Technology Hardware, Storage & Peripherals — 0.3%

Pure Storage, Inc., Class A*	121,017	2,446,964

Xerox Holdings Corp.	82,246	1,985,418

		4,432,382

Textiles, Apparel & Luxury Goods —1.7%

Capri Holdings Ltd.*	74,447	4,100,541

Carter’s, Inc.*	21,713	2,362,157

Columbia Sportswear Co.	15,051	1,640,709

Deckers Outdoor Corp.*	13,885	4,695,907

Hanesbrands, Inc.	171,918	3,620,593

PVH Corp.*	35,043	3,966,167

Ralph Lauren Corp.*	23,775	3,168,970

Skechers U.S.A., Inc., Class A*	67,391	3,267,790

Wolverine World Wide, Inc.	40,652	1,696,001

		28,518,835

Thrifts & Mortgage Finance — 0.6%

Essent Group Ltd.	55,617	2,924,342

MGIC Investment Corp.	166,876	2,543,190

New York Community Bancorp, Inc.	229,534	2,745,227

Radian Group, Inc.	94,480	2,327,987

INVESTMENTS	SHARES	VALUE($)

Thrifts & Mortgage Finance — continued

TFS Financial Corp.	23,509	459,836

		11,000,582

Tobacco — 0.0% (b)

Vector Group Ltd.	63,080	823,194

Trading Companies & Distributors — 0.8%

Air Lease Corp.	52,758	2,464,326

Beacon Roofing Supply, Inc.*	27,026	1,522,375

GATX Corp.	17,300	1,690,383

MSC Industrial Direct Co., Inc., Class A	23,026	2,076,024

SiteOne Landscape Supply, Inc.*	21,825	3,914,968

Univar Solutions, Inc.*	83,488	1,949,445

		13,617,521

Transportation Infrastructure — 0.1%

Macquarie Infrastructure Corp.	36,184	1,205,289

Water Utilities — 0.3%

Essential Utilities, Inc.	110,064	5,187,316

Wireless Telecommunication Services — 0.1%

Telephone and Data Systems, Inc.	49,085	1,127,973

United States Cellular Corp.*	7,326	250,037

		1,378,010

Total Common Stocks (Cost $1,432,426,507)		1,701,508,744

Short-Term Investments — 2.2%

Investment Companies — 0.2%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (c) (d) (Cost $4,126,773)	4,126,773	4,126,773

Investment of Cash Collateral from Securities Loaned — 2.0%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (c) (d)	29,497,050	29,500,000

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (c) (d)	4,197,199	4,197,199

Total Investment of Cash Collateral from Securities Loaned (Cost $33,697,199)		33,697,199

Total Short-Term Investments (COST $37,823,972)		37,823,972

Total Investments — 101.9% (Cost $1,470,250,479)		1,739,332,716

Liabilities in Excess of Other Assets — (1.9)%		(33,137,188)

NET ASSETS — 100.0%		1,706,195,528

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 is $32,625,500.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2021.
*	Non-income producing security.

Futures contracts outstanding as of April 30, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	16	06/2021	USD	4,355,200	146,438

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	119

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — 99.0%

Aerospace & Defense — 1.2%

AAR Corp.*	7,648	307,755

Aerojet Rocketdyne Holdings, Inc.	16,631	777,000

AeroVironment, Inc.*	5,181	571,827

Cubic Corp.	7,321	547,904

Kaman Corp.	6,393	341,067

Kratos Defense & Security Solutions, Inc.*	28,450	760,753

Maxar Technologies, Inc.	16,444	638,192

National Presto Industries, Inc.	1,200	123,456

PAE, Inc.*	14,218	127,535

Parsons Corp.*	5,427	240,579

Virgin Galactic Holdings, Inc.*	30,034	665,253

		5,101,321

Air Freight & Logistics — 0.4%

Air Transport Services Group, Inc.*	13,731	361,400

Atlas Air Worldwide Holdings, Inc.*	6,306	428,241

Forward Air Corp.	6,346	560,288

Hub Group, Inc., Class A*	7,790	511,959

		1,861,888

Airlines — 0.4%

Hawaiian Holdings, Inc.*	11,175	280,604

SkyWest, Inc.*	11,604	576,255

Spirit Airlines, Inc.*	22,535	807,204

		1,664,063

Auto Components — 1.5%

American Axle & Manufacturing Holdings, Inc.*	26,111	242,310

Cooper Tire & Rubber Co.	11,634	663,022

Dorman Products, Inc.*	6,604	654,985

Fox Factory Holding Corp.*	9,632	1,475,911

Gentherm, Inc.*	7,591	540,479

Goodyear Tire & Rubber Co. (The)*	53,814	926,139

LCI Industries	5,802	849,993

Patrick Industries, Inc.	5,107	457,587

Veoneer, Inc. (Sweden)* (a)	21,611	494,892

		6,305,318

Automobiles — 0.2%

Winnebago Industries, Inc.	7,781	622,091

Workhorse Group, Inc.* (a)	25,042	310,270

		932,361

Banks — 6.7%

1st Source Corp.	4,033	191,930

Ameris Bancorp	16,049	868,090

Atlantic Union Bankshares Corp.	18,156	702,093

INVESTMENTS	SHARES	VALUE($)

Banks — continued

BancFirst Corp.	4,310	299,588

BancorpSouth Bank	22,225	657,638

Banner Corp.	8,104	460,631

Berkshire Hills Bancorp, Inc.	11,766	261,088

Boston Private Financial Holdings, Inc.	18,997	279,636

Brookline Bancorp, Inc.	18,018	290,090

Cadence BanCorp	28,677	638,063

Cathay General Bancorp	17,226	697,308

Central Pacific Financial Corp.	6,502	175,229

CIT Group, Inc.	22,749	1,212,294

City Holding Co.	3,626	280,652

Columbia Banking System, Inc.	16,505	718,463

Community Bank System, Inc.	12,369	960,205

Community Trust Bancorp, Inc.	3,497	155,826

CVB Financial Corp.	29,436	624,338

Eagle Bancorp, Inc.	7,326	391,282

Eastern Bankshares, Inc.	43,037	917,979

FB Financial Corp.	7,191	301,734

First BanCorp (Puerto Rico)	50,286	632,095

First Busey Corp.	11,415	285,147

First Commonwealth Financial Corp.	22,164	321,156

First Financial Bancorp	22,436	549,906

First Interstate BancSystem, Inc., Class A	7,836	368,057

First Merchants Corp.	12,523	578,688

First Midwest Bancorp, Inc.	26,422	554,069

Fulton Financial Corp.	37,404	637,738

Great Western Bancorp, Inc.	12,704	419,867

Heartland Financial USA, Inc.	9,031	453,988

Hilltop Holdings, Inc.	14,964	526,733

Hope Bancorp, Inc.	28,409	426,419

Independent Bank Corp.	7,612	623,423

Independent Bank Group, Inc.	8,466	639,268

International Bancshares Corp.	12,839	608,440

National Bank Holdings Corp., Class A	7,062	281,774

NBT Bancorp, Inc.	10,051	380,832

OFG Bancorp (Puerto Rico)	11,843	280,561

Old National Bancorp	38,169	721,394

Pacific Premier Bancorp, Inc.	21,726	956,596

Park National Corp.	3,275	409,670

Renasant Corp.	12,958	545,921

S&T Bancorp, Inc.	9,056	298,395

Seacoast Banking Corp. of Florida*	12,730	462,736

ServisFirst Bancshares, Inc.	10,848	686,028

Simmons First National Corp., Class A	24,903	709,736

South State Corp.	16,374	1,380,656

Tompkins Financial Corp.	2,798	218,664

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Banks — continued

Towne Bank	14,897	461,509

Trustmark Corp.	14,617	473,737

United Community Banks, Inc.	19,985	653,909

Washington Trust Bancorp, Inc.	3,982	203,281

WesBanco, Inc.	15,500	562,495

Westamerica BanCorp	6,186	392,192

		28,789,237

Beverages — 0.1%

Coca-Cola Consolidated, Inc.	1,070	313,777

MGP Ingredients, Inc.	3,047	183,125

		496,902

Biotechnology — 9.0%

Akero Therapeutics, Inc.*	4,083	125,756

Alector, Inc.*	12,112	236,184

Alkermes plc*	36,690	807,363

Allakos, Inc.*	7,346	801,596

Allogene Therapeutics, Inc.*	15,231	470,943

Allovir, Inc.*	3,904	92,252

ALX Oncology Holdings, Inc.*	2,642	165,548

Amicus Therapeutics, Inc.*	60,040	590,794

AnaptysBio, Inc.*	4,922	114,929

Annexon, Inc.*	3,606	71,868

Apellis Pharmaceuticals, Inc.*	13,533	685,717

Applied Molecular Transport, Inc.*	3,296	189,487

Applied Therapeutics, Inc.*	3,823	70,802

Aprea Therapeutics, Inc. (Sweden)*	2,839	13,315

Arcutis Biotherapeutics, Inc.*	6,347	212,624

Arena Pharmaceuticals, Inc.*	13,911	954,712

Atara Biotherapeutics, Inc.*	19,285	271,147

Athenex, Inc.*	16,796	67,352

Avidity Biosciences, Inc.*	3,814	89,400

Beam Therapeutics, Inc.*	6,155	504,710

Biohaven Pharmaceutical Holding Co. Ltd.*	12,140	911,714

Bioxcel Therapeutics, Inc.*	3,426	116,381

Black Diamond Therapeutics, Inc.*	3,656	97,396

Bridgebio Pharma, Inc.*	22,309	1,247,519

C4 Therapeutics, Inc.*	2,290	75,799

CareDx, Inc.*	11,953	945,124

CEL-SCI Corp.* (a)	9,308	224,602

Coherus Biosciences, Inc.*	14,761	218,463

Constellation Pharmaceuticals, Inc.*	7,176	155,145

Cortexyme, Inc.* (a)	3,067	120,134

Deciphera Pharmaceuticals, Inc.*	9,302	431,334

Dicerna Pharmaceuticals, Inc.*	15,301	477,238

INVESTMENTS	SHARES	VALUE($)

Biotechnology — continued

Dynavax Technologies Corp.*	23,229	231,825

Dyne Therapeutics, Inc.*	4,272	84,073

Eagle Pharmaceuticals, Inc.*	2,673	109,139

Editas Medicine, Inc.*	15,529	574,728

Emergent BioSolutions, Inc.*	10,440	636,631

Enanta Pharmaceuticals, Inc.*	4,144	210,267

Epizyme, Inc.*	21,363	166,845

Esperion Therapeutics, Inc.*	6,445	173,693

Fate Therapeutics, Inc.*	18,369	1,605,267

Forma Therapeutics Holdings, Inc.*	4,610	124,239

Frequency Therapeutics, Inc.*	7,160	83,128

G1 Therapeutics, Inc.*	7,453	157,035

Generation Bio Co.*	4,777	174,169

Gossamer Bio, Inc.*	10,970	94,781

Halozyme Therapeutics, Inc.*	29,306	1,463,835

Heron Therapeutics, Inc.*	18,973	331,648

Homology Medicines, Inc.*	7,725	52,298

IGM Biosciences, Inc.*	1,645	116,334

ImmunityBio, Inc.*	9,294	164,968

Immunovant, Inc.*	11,519	180,618

Inovio Pharmaceuticals, Inc.* (a)	47,893	326,151

Insmed, Inc.*	23,769	801,728

Intellia Therapeutics, Inc.*	14,370	1,103,185

Intercept Pharmaceuticals, Inc.*	6,090	120,460

Ironwood Pharmaceuticals, Inc.*	37,088	409,452

iTeos Therapeutics, Inc.*	2,590	60,891

Karuna Therapeutics, Inc.*	4,302	477,565

Karyopharm Therapeutics, Inc.*	14,968	139,801

Keros Therapeutics, Inc.*	1,449	85,201

Kronos Bio, Inc.*	3,108	84,134

Kura Oncology, Inc.*	15,273	411,302

Kymera Therapeutics, Inc.*	2,052	93,469

MacroGenics, Inc.*	12,970	419,709

Madrigal Pharmaceuticals, Inc.*	2,219	302,006

Molecular Templates, Inc.*	9,295	87,001

Morphic Holding, Inc.*	3,399	188,305

Myovant Sciences Ltd.*	9,188	192,029

Myriad Genetics, Inc.*	17,332	523,773

Nkarta, Inc.*	3,756	119,629

Novavax, Inc.*	15,671	3,712,931

Nurix Therapeutics, Inc.*	3,005	104,634

OPKO Health, Inc.*	100,345	411,414

ORIC Pharmaceuticals, Inc.*	3,226	77,843

Oyster Point Pharma, Inc.*	2,929	60,484

Passage Bio, Inc.*	5,613	105,300

PMV Pharmaceuticals, Inc.*	2,788	94,039

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	121

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Biotechnology — continued

Praxis Precision Medicines, Inc.*	2,382	73,032

Precigen, Inc.*	21,261	164,454

Prelude Therapeutics, Inc.*	2,669	110,603

PTC Therapeutics, Inc.*	16,222	668,509

Radius Health, Inc.*	10,806	240,974

REGENXBIO, Inc.*	8,034	278,699

Replimune Group, Inc.*	6,007	219,796

REVOLUTION Medicines, Inc.*	10,988	364,692

Rocket Pharmaceuticals, Inc.*	9,971	457,071

Sangamo Therapeutics, Inc.*	27,399	322,760

Seres Therapeutics, Inc.*	13,080	272,195

Shattuck Labs, Inc.*	2,888	108,820

Sorrento Therapeutics, Inc.* (a)	54,315	447,012

Spectrum Pharmaceuticals, Inc.*	33,623	104,568

SpringWorks Therapeutics, Inc.*	6,323	454,371

Stoke Therapeutics, Inc.*	4,644	150,001

Taysha Gene Therapies, Inc.*	1,886	48,678

TG Therapeutics, Inc.*	26,592	1,188,928

Turning Point Therapeutics, Inc.*	9,770	744,767

Twist Bioscience Corp.*	9,642	1,293,860

uniQure NV (Netherlands)*	8,715	281,233

Vaxcyte, Inc.*	4,114	76,397

Veracyte, Inc.*	15,443	768,289

Viking Therapeutics, Inc.* (a)	14,860	94,955

Xencor, Inc.*	13,346	568,006

Y-mAbs Therapeutics, Inc.*	6,225	187,186

Zentalis Pharmaceuticals, Inc.*	3,285	194,866

		38,690,027

Building Products — 2.4%

AAON, Inc.	9,406	615,246

Advanced Drainage Systems, Inc.	11,433	1,276,609

American Woodmark Corp.*	3,925	390,381

Apogee Enterprises, Inc.	5,996	210,639

Builders FirstSource, Inc.*	47,565	2,314,989

Cornerstone Building Brands, Inc.*	9,801	137,802

Gibraltar Industries, Inc.*	7,506	689,501

Griffon Corp.	10,420	282,590

Masonite International Corp.*	5,637	711,897

Quanex Building Products Corp.	7,757	211,689

Resideo Technologies, Inc.*	32,981	989,760

Simpson Manufacturing Co., Inc.	9,990	1,125,873

UFP Industries, Inc.	14,109	1,185,720

		10,142,696

Capital Markets — 2.4%

AssetMark Financial Holdings, Inc.*	4,009	90,283

INVESTMENTS	SHARES	VALUE($)

Capital Markets — continued

BGC Partners, Inc., Class A	74,588	395,316

Blucora, Inc.*	11,127	160,173

Brightsphere Investment Group, Inc.	13,729	309,040

Churchill Capital Corp. II, Class A*	16,684	166,340

Cohen & Steers, Inc.	5,449	370,641

Cowen, Inc., Class A	6,176	243,890

Diamond Hill Investment Group, Inc.	670	114,570

Focus Financial Partners, Inc., Class A*	9,259	435,729

Freedom Holding Corp. (Kazakhstan)* (a)	3,636	182,818

Hamilton Lane, Inc., Class A	7,445	673,400

Houlihan Lokey, Inc.	11,873	786,824

Interactive Brokers Group, Inc., Class A	18,621	1,331,774

Moelis & Co., Class A	13,376	726,049

Piper Sandler Cos.	3,177	368,500

PJT Partners, Inc., Class A	5,498	404,268

StepStone Group, Inc., Class A	6,268	208,724

Tradeweb Markets, Inc., Class A	23,338	1,896,913

Virtu Financial, Inc., Class A	18,583	550,614

Virtus Investment Partners, Inc.	1,643	449,295

Waddell & Reed Financial, Inc., Class A	14,341	358,238

WisdomTree Investments, Inc.	25,890	175,664

		10,399,063

Chemicals — 2.0%

American Vanguard Corp.	6,146	121,568

Balchem Corp.	7,470	950,109

Chemours Co. (The)	38,061	1,149,442

Ferro Corp.*	18,983	316,257

FutureFuel Corp.	5,953	75,603

GCP Applied Technologies, Inc.*	11,118	285,621

HB Fuller Co.	12,009	802,441

Innospec, Inc.	5,668	552,120

Koppers Holdings, Inc.*	4,864	161,679

Kraton Corp.*	7,350	262,836

Kronos Worldwide, Inc.	5,070	86,190

Livent Corp.*	33,784	608,788

Minerals Technologies, Inc.	7,801	609,570

PQ Group Holdings, Inc.	11,941	167,174

Quaker Chemical Corp.	3,048	738,683

Stepan Co.	4,920	642,847

Tredegar Corp.	5,950	86,989

Trinseo SA	8,860	548,523

Tronox Holdings plc, Class A	25,023	530,488

		8,696,928

Commercial Services & Supplies — 1.7%

ABM Industries, Inc.	15,458	794,696

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Commercial Services & Supplies — continued

ACCO Brands Corp.	21,903	187,928

Brady Corp., Class A	11,180	610,093

BrightView Holdings, Inc.*	7,026	125,976

Casella Waste Systems, Inc., Class A*	10,966	735,928

CoreCivic, Inc., REIT*	27,569	214,211

Covanta Holding Corp.	27,061	406,997

Deluxe Corp.	9,683	426,246

Harsco Corp.*	18,187	326,093

Herman Miller, Inc.	13,591	564,027

HNI Corp.	9,898	419,081

Interface, Inc.	13,511	173,481

Knoll, Inc.	10,652	254,583

Matthews International Corp., Class A	7,300	302,074

Pitney Bowes, Inc.	39,930	298,277

Steelcase, Inc., Class A	20,360	280,968

UniFirst Corp.	3,516	788,252

US Ecology, Inc.*	7,258	308,175

Viad Corp.*	4,723	196,760

		7,413,846

Communications Equipment — 0.5%

ADTRAN, Inc.	11,146	190,485

Calix, Inc.*	12,958	547,994

EchoStar Corp., Class A*	11,626	284,256

Infinera Corp.*	46,834	431,810

NETGEAR, Inc.*	7,053	262,442

Plantronics, Inc.*	8,655	346,113

		2,063,100

Construction & Engineering — 1.4%

Aegion Corp.*	7,060	212,506

API Group Corp.* (b)	35,016	744,440

Arcosa, Inc.	11,103	669,400

Comfort Systems USA, Inc.	8,340	686,882

Dycom Industries, Inc.*	7,061	662,392

Fluor Corp.*	28,863	663,272

Granite Construction, Inc.	10,533	401,307

Primoris Services Corp.	11,621	379,542

Tutor Perini Corp.*	9,386	151,115

WillScot Mobile Mini Holdings Corp.*	42,746	1,251,176

		5,822,032

Construction Materials — 0.2%

Summit Materials, Inc., Class A*	26,478	762,302

Consumer Finance — 0.4%

Encore Capital Group, Inc.*	7,222	284,113

Enova International, Inc.*	8,365	286,418

INVESTMENTS	SHARES	VALUE($)

Consumer Finance — continued

Navient Corp.	42,347	712,700

Nelnet, Inc., Class A	4,829	358,457

World Acceptance Corp.*	914	119,496

		1,761,184

Containers & Packaging — 0.1%

Greif, Inc., Class A	6,114	369,958

Pactiv Evergreen, Inc.	9,387	138,177

		508,135

Distributors — 0.1%

Core-Mark Holding Co., Inc.	10,413	443,177

Diversified Consumer Services — 0.4%

Adtalem Global Education, Inc.*	11,562	396,692

Laureate Education, Inc., Class A*	22,188	305,085

OneSpaWorld Holdings Ltd. (Bahamas)*	11,718	124,855

Strategic Education, Inc.	5,627	422,363

Stride, Inc.*	9,584	274,390

		1,523,385

Diversified Financial Services — 0.2%

Cannae Holdings, Inc.*	19,855	788,243

Diversified Telecommunication Services — 1.0%

ATN International, Inc.	2,529	115,272

Bandwidth, Inc., Class A*	5,229	691,274

Cincinnati Bell, Inc.*	11,741	181,164

Cogent Communications Holdings, Inc.	9,760	736,977

Iridium Communications, Inc.*	27,227	1,034,354

Liberty Latin America Ltd., Class A (Chile)*	11,303	156,942

Liberty Latin America Ltd., Class C (Chile)*	35,060	489,087

Vonage Holdings Corp.*	54,019	731,957

		4,137,027

Electric Utilities — 0.2%

MGE Energy, Inc.	8,338	623,766

Otter Tail Corp.	9,571	452,038

		1,075,804

Electrical Equipment — 0.5%

Atkore, Inc.*	10,746	841,197

AZZ, Inc.	5,848	307,839

Encore Wire Corp.	4,756	355,178

TPI Composites, Inc.*	7,498	398,519

Vicor Corp.*	4,890	451,004

		2,353,737

Electronic Equipment, Instruments & Components — 2.6%

Badger Meter, Inc.	6,724	627,954

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	123

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Electronic Equipment, Instruments & Components — continued

Benchmark Electronics, Inc.	8,371	251,297

Fabrinet (Thailand)*	8,496	727,427

FARO Technologies, Inc.*	4,154	315,060

II-VI, Inc.*	24,163	1,622,304

Insight Enterprises, Inc.*	8,088	811,793

Itron, Inc.*	10,223	919,457

Knowles Corp.*	21,138	441,784

Methode Electronics, Inc.	8,858	397,990

Novanta, Inc.*	8,135	1,071,461

OSI Systems, Inc.*	3,854	372,181

Plexus Corp.*	6,643	614,079

Rogers Corp.*	4,310	844,070

Sanmina Corp.*	14,967	611,252

ScanSource, Inc.*	5,870	177,450

TTM Technologies, Inc.*	22,876	343,140

Velodyne Lidar, Inc.* (a)	9,689	133,418

Vishay Intertechnology, Inc.	30,558	750,810

		11,032,927

Energy Equipment & Services — 1.0%

Archrock, Inc.	29,602	276,483

Cactus, Inc., Class A	12,309	366,931

ChampionX Corp.*	42,963	902,653

Core Laboratories NV	10,283	289,775

Dril-Quip, Inc.*	8,177	250,625

Frank’s International NV*	28,222	91,721

Helix Energy Solutions Group, Inc.*	32,650	140,068

Helmerich & Payne, Inc.	24,850	636,905

Liberty Oilfield Services, Inc., Class A*	18,657	218,287

NexTier Oilfield Solutions, Inc.*	37,223	133,631

Oceaneering International, Inc.*	22,886	246,024

Patterson-UTI Energy, Inc.	43,256	292,411

ProPetro Holding Corp.*	18,816	181,198

Transocean Ltd.*	133,421	429,616

		4,456,328

Entertainment — 0.7%

Cinemark Holdings, Inc.*	24,864	527,117

IMAX Corp.*	11,260	232,181

Liberty Media Corp.-Liberty Braves, Class A*	2,381	66,644

Liberty Media Corp.-Liberty Braves, Class C*	8,304	229,938

Madison Square Garden Entertainment Corp.*	4,074	369,145

Warner Music Group Corp., Class A	20,513	778,674

World Wrestling Entertainment, Inc., Class A	10,776	593,865

		2,797,564

INVESTMENTS	SHARES	VALUE($)

Equity Real Estate Investment Trusts (REITs) — 5.4%

Acadia Realty Trust	19,881	415,314

Agree Realty Corp.	14,638	1,029,930

Alexander & Baldwin, Inc.	16,679	305,726

Alexander’s, Inc.	495	137,234

American Assets Trust, Inc.	11,573	405,634

American Finance Trust, Inc.	25,085	251,101

Brandywine Realty Trust	39,316	531,945

Broadstone Net Lease, Inc.	8,527	172,075

Brookfield Property REIT, Inc., Class A	8,861	159,365

CareTrust REIT, Inc.	22,098	534,330

Centerspace	2,986	210,185

Columbia Property Trust, Inc.	26,466	476,653

Corporate Office Properties Trust	25,854	724,946

DiamondRock Hospitality Co.*	48,456	504,912

Diversified Healthcare Trust	54,903	242,397

Easterly Government Properties, Inc.	18,925	405,563

Empire State Realty Trust, Inc., Class A	32,272	367,578

Essential Properties Realty Trust, Inc.	26,286	688,430

Four Corners Property Trust, Inc.	17,540	506,380

Franklin Street Properties Corp.	22,262	117,543

GEO Group, Inc. (The) (a)	27,955	154,032

Getty Realty Corp.	8,473	267,577

Global Net Lease, Inc.	20,874	400,781

Independence Realty Trust, Inc.	23,496	395,673

Industrial Logistics Properties Trust	15,049	373,215

Innovative Industrial Properties, Inc.	5,518	1,010,511

iStar, Inc.	17,025	315,133

Kite Realty Group Trust	19,426	404,255

Lexington Realty Trust	63,953	782,785

LTC Properties, Inc.	9,042	384,556

Macerich Co. (The)	26,743	368,786

Mack-Cali Realty Corp.	19,863	324,959

Monmouth Real Estate Investment Corp.	22,646	418,498

National Storage Affiliates Trust	14,796	672,330

Office Properties Income Trust	11,134	308,969

Physicians Realty Trust	48,523	908,836

PotlatchDeltic Corp.	15,429	915,865

QTS Realty Trust, Inc., Class A	14,865	988,374

Retail Opportunity Investments Corp.	27,217	479,019

Retail Properties of America, Inc., Class A	49,455	580,107

RPT Realty	18,720	237,931

Safehold, Inc.	3,316	234,474

Saul Centers, Inc.	2,976	128,504

Seritage Growth Properties, Class A*	8,282	142,450

Service Properties Trust	37,980	467,724

Summit Hotel Properties, Inc.*	24,359	247,731

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Equity Real Estate Investment Trusts (REITs) — continued

Tanger Factory Outlet Centers, Inc.	21,564	376,292

Terreno Realty Corp.	15,818	1,020,577

Universal Health Realty Income Trust	2,953	197,703

Urban Edge Properties	25,352	477,885

Urstadt Biddle Properties, Inc., Class A	6,945	126,191

Washington	19,488	452,511

Xenia Hotels & Resorts, Inc.*	26,222	509,493

		23,260,968

Food & Staples Retailing — 0.5%

Andersons, Inc. (The)	7,115	204,343

Grocery Outlet Holding Corp.*	19,971	806,629

Rite Aid Corp.*	12,731	223,047

SpartanNash Co.	8,326	161,274

United Natural Foods, Inc.*	12,937	476,858

Weis Markets, Inc.	3,786	196,304

		2,068,455

Food Products — 1.3%

B&G Foods, Inc. (a)	14,912	435,132

Calavo Growers, Inc.	3,834	299,551

Cal-Maine Foods, Inc.	8,611	321,707

Fresh Del Monte Produce, Inc.	6,994	197,231

Freshpet, Inc.*	9,943	1,837,665

Hostess Brands, Inc.*	30,098	460,198

J&J Snack Foods Corp.	3,459	569,386

Sanderson Farms, Inc.	4,580	753,547

Simply Good Foods Co. (The)*	19,416	670,823

Tootsie Roll Industries, Inc.	4,117	129,974

Vital Farms, Inc.*	3,544	86,190

		5,761,404

Gas Utilities — 0.3%

Chesapeake Utilities Corp.	4,034	478,110

Northwest Natural Holding Co.	7,054	380,352

South Jersey Industries, Inc.	23,210	574,447

		1,432,909

Health Care Equipment & Supplies — 3.0%

Accelerate Diagnostics, Inc.*	7,411	54,174

AtriCure, Inc.*	10,508	809,852

Atrion Corp.	323	206,268

Avanos Medical, Inc.*	11,056	477,730

Axogen, Inc.*	8,165	152,849

Axonics, Inc.*	7,079	445,481

BioLife Solutions, Inc.*	5,886	205,421

Cardiovascular Systems, Inc.*	9,263	373,484

CONMED Corp.	6,677	941,123

INVESTMENTS	SHARES	VALUE($)

Health Care Equipment & Supplies — continued

CryoPort, Inc.*	10,494	593,646

Eargo, Inc.*	2,377	136,060

Glaukos Corp.*	10,555	993,859

Inogen, Inc.*	4,257	278,365

Integer Holdings Corp.*	7,600	713,488

Meridian Bioscience, Inc.*	9,947	194,762

Merit Medical Systems, Inc.*	11,294	718,298

Natus Medical, Inc.*	7,812	199,597

Neogen Corp.*	12,271	1,178,139

Orthofix Medical, Inc.*	4,498	199,486

Outset Medical, Inc.*	4,478	268,322

Pulmonx Corp.*	2,384	112,072

Shockwave Medical, Inc.*	7,311	1,195,056

Silk Road Medical, Inc.*	7,928	484,718

SmileDirectClub, Inc.* (a)	19,625	208,712

STAAR Surgical Co.*	10,728	1,469,843

Varex Imaging Corp.*	9,034	214,467

		12,825,272

Health Care Providers & Services — 2.5%

Accolade, Inc.*	3,575	179,286

AdaptHealth Corp.*	17,434	506,632

Addus HomeCare Corp.*	3,468	366,914

AMN Healthcare Services, Inc.*	10,878	862,625

Brookdale Senior Living, Inc.*	42,272	276,459

Castle Biosciences, Inc.*	4,224	291,583

Community Health Systems, Inc.*	28,101	313,326

CorVel Corp.*	2,103	246,072

Covetrus, Inc.*	22,915	656,515

Ensign Group, Inc. (The)	11,852	1,017,494

Hanger, Inc.*	8,789	219,110

Magellan Health, Inc.*	5,332	502,275

MEDNAX, Inc.*	19,735	519,425

ModivCare, Inc.*	2,845	398,528

National HealthCare Corp.	2,839	199,610

National Research Corp.	3,104	159,235

Option Care Health, Inc.*	20,303	387,381

Owens & Minor, Inc.	16,938	611,293

Progyny, Inc.*	8,442	480,434

R1 RCM, Inc.*	28,301	772,051

Select Medical Holdings Corp.*	24,854	937,493

Tivity Health, Inc.*	8,728	211,043

Triple-S Management Corp., Class B (Puerto Rico)*	5,462	129,504

US Physical Therapy, Inc.	2,962	333,077

		10,577,365

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	125

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Health Care Technology — 1.7%

Allscripts Healthcare Solutions, Inc.*	32,266	502,059

Change Healthcare, Inc.*	52,671	1,208,799

Evolent Health, Inc., Class A*	18,059	391,158

GoodRx Holdings, Inc., Class A*	9,118	364,811

Health Catalyst, Inc.*	7,611	440,677

Inovalon Holdings, Inc., Class A*	17,746	536,107

Inspire Medical Systems, Inc.*	6,254	1,481,072

NextGen Healthcare, Inc.*	12,816	234,661

Omnicell, Inc.*	9,921	1,438,743

Phreesia, Inc.*	7,988	413,379

Tabula Rasa HealthCare, Inc.*	5,176	246,171

		7,257,637

Hotels, Restaurants & Leisure — 1.7%

Bally’s Corp.*	6,692	387,868

BJ’s Restaurants, Inc.*	5,344	325,930

Bloomin’ Brands, Inc.*	18,496	584,474

Brinker International, Inc.*	10,473	703,052

Cheesecake Factory, Inc. (The)*	9,712	607,874

Dave & Buster’s Entertainment, Inc.*	10,979	501,301

Dine Brands Global, Inc.*	3,844	371,523

El Pollo Loco Holdings, Inc.*	4,372	74,062

Papa John’s International, Inc.	7,589	734,008

Red Rock Resorts, Inc., Class A*	15,105	553,296

SeaWorld Entertainment, Inc.*	11,760	643,978

Shake Shack, Inc., Class A*	8,367	909,911

Wingstop, Inc.	6,846	1,084,475

		7,481,752

Household Durables — 3.0%

Cavco Industries, Inc.*	1,973	413,205

GoPro, Inc., Class A*	28,261	317,371

Helen of Troy Ltd.*	5,628	1,188,690

Installed Building Products, Inc.	5,191	698,968

iRobot Corp.*	6,500	707,200

KB Home	20,499	988,667

La-Z-Boy, Inc.	10,666	474,210

LGI Homes, Inc.*	5,073	841,002

MDC Holdings, Inc.	12,757	748,326

Meritage Homes Corp.*	8,650	920,274

Purple Innovation, Inc.*	11,934	406,711

Skyline Champion Corp.*	12,007	533,471

Sonos, Inc.*	21,818	873,375

Taylor Morrison Home Corp.*	29,683	926,406

TopBuild Corp.*	7,614	1,693,201

Tri Pointe Homes, Inc.*	27,468	654,288

INVESTMENTS	SHARES	VALUE($)

Household Durables — continued

Tupperware Brands Corp.*	11,344	276,453

		12,661,818

Household Products — 0.3%

Central Garden & Pet Co.*	2,249	121,761

Central Garden & Pet Co., Class A*	9,054	446,091

WD-40 Co.	3,157	785,272

		1,353,124

Independent Power and Renewable Electricity Producers — 0.3%

Clearway Energy, Inc.	7,262	193,024

Clearway Energy, Inc., Class C	17,699	507,784

Sunnova Energy International, Inc.*	14,458	510,657

		1,211,465

Industrial Conglomerates — 0.1%

Raven Industries, Inc.	8,268	335,846

Insurance — 1.8%

Ambac Financial Group, Inc.*	10,569	181,258

American Equity Investment Life Holding Co.	19,793	613,187

AMERISAFE, Inc.	4,457	276,691

Argo Group International Holdings Ltd.	7,999	417,388

BRP Group, Inc., Class A*	10,036	291,245

eHealth, Inc.*	5,980	423,025

Employers Holdings, Inc.	6,550	265,144

FBL Financial Group, Inc., Class A	2,251	127,609

Genworth Financial, Inc., Class A*	116,582	503,634

GoHealth, Inc., Class A*	9,902	118,131

Goosehead Insurance, Inc., Class A	3,857	424,039

Horace Mann Educators Corp.	9,553	383,075

James River Group Holdings Ltd.	7,093	334,151

Kinsale Capital Group, Inc.	4,935	858,739

National Western Life Group, Inc., Class A	523	119,924

Palomar Holdings, Inc.*	5,003	352,011

ProAssurance Corp.	12,422	310,550

Root, Inc., Class A* (a)	6,171	66,462

Safety Insurance Group, Inc.	3,266	267,910

SiriusPoint Ltd. (Bermuda)*	19,625	207,633

Trupanion, Inc.*	7,640	619,604

United Fire Group, Inc.	4,971	150,422

Universal Insurance Holdings, Inc.	6,545	91,303

Watford Holdings Ltd. (Bermuda)*	4,588	159,938

		7,563,073

Interactive Media & Services — 0.5%

Angi, Inc., Class A*	18,018	288,468

Cars.com, Inc.*	15,541	205,297

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Interactive Media & Services — continued

Eventbrite, Inc., Class A*	16,083	379,076

MediaAlpha, Inc., Class A*	3,826	169,301

ZoomInfo Technologies, Inc., Class A*	21,549	1,117,531

		2,159,673

Internet & Direct Marketing Retail — 0.6%

Groupon, Inc.*	5,256	266,111

Overstock.com, Inc.*	9,879	805,138

Quotient Technology, Inc.*	18,136	296,342

RealReal, Inc. (The)*	13,876	343,709

Shutterstock, Inc.	5,099	444,531

Stitch Fix, Inc., Class A*	13,640	590,885

		2,746,716

IT Services — 1.6%

Cardtronics plc, Class A*	8,334	323,693

Cass Information Systems, Inc.	2,757	126,519

Conduent, Inc.*	39,600	269,280

CSG Systems International, Inc.	7,528	346,213

EVERTEC, Inc. (Puerto Rico)	13,801	550,660

ExlService Holdings, Inc.*	7,722	713,358

Paya Holdings, Inc., Class A*	12,103	135,070

Repay Holdings Corp.*	17,359	396,653

Sabre Corp.*	73,112	1,095,218

Shift4 Payments, Inc., Class A*	8,242	815,051

Switch, Inc., Class A	20,266	376,340

Sykes Enterprises, Inc.*	9,133	400,299

TTEC Holdings, Inc.	4,199	427,164

Unisys Corp.*	14,532	348,768

Verra Mobility Corp.*	31,403	422,056

		6,746,342

Leisure Products — 0.8%

Acushnet Holdings Corp.	7,872	333,064

Callaway Golf Co.	21,723	628,881

Smith & Wesson Brands, Inc.	12,268	213,463

Sturm Ruger & Co., Inc.	4,046	262,747

Vista Outdoor, Inc.*	13,438	438,213

YETI Holdings, Inc.*	17,282	1,476,229

		3,352,597

Life Sciences Tools & Services — 1.2%

Luminex Corp.	10,009	367,230

Medpace Holdings, Inc.*	6,344	1,076,450

NanoString Technologies, Inc.*	10,274	818,530

NeoGenomics, Inc.*	26,973	1,321,407

Pacific Biosciences of California, Inc.*	44,498	1,328,265

INVESTMENTS	SHARES	VALUE($)

Life Sciences Tools & Services — continued

Personalis, Inc.*	6,347	156,390

		5,068,272

Machinery — 4.5%

Alamo Group, Inc.	2,282	358,845

Albany International Corp., Class A	7,080	631,819

Altra Industrial Motion Corp.	14,037	828,323

Astec Industries, Inc.	5,213	391,027

Chart Industries, Inc.*	8,198	1,316,845

Columbus McKinnon Corp.	5,529	273,741

Enerpac Tool Group Corp.	13,801	367,107

EnPro Industries, Inc.	4,746	406,495

ESCO Technologies, Inc.	6,000	652,560

Evoqua Water Technologies Corp.*	27,573	788,036

Federal Signal Corp.	13,950	577,948

Franklin Electric Co., Inc.	8,848	719,077

Gorman-Rupp Co. (The)	4,332	149,541

Greenbrier Cos., Inc. (The)	7,569	357,560

Helios Technologies, Inc.	7,051	509,646

Hillenbrand, Inc.	17,298	849,159

Hyster-Yale Materials Handling, Inc.	2,242	181,266

John Bean Technologies Corp.	7,318	1,063,891

Lindsay Corp.	2,509	415,942

Meritor, Inc.*	16,723	452,023

Mueller Industries, Inc.	13,160	590,489

Mueller Water Products, Inc., Class A	36,484	523,910

Proto Labs, Inc.*	6,369	713,710

Rexnord Corp.	27,552	1,375,671

SPX Corp.*	10,394	630,500

SPX FLOW, Inc.	9,716	646,988

Standex International Corp.	2,853	270,521

Tennant Co.	4,264	336,472

Terex Corp.	15,999	751,793

TriMas Corp.*	9,947	316,712

Wabash National Corp.	12,001	211,338

Watts Water Technologies, Inc., Class A	6,332	788,651

Welbilt, Inc.*	29,697	663,431

		19,111,037

Marine — 0.2%

Matson, Inc.	10,012	654,084

Media — 1.2%

AMC Networks, Inc., Class A*	6,914	347,636

Cardlytics, Inc.*	7,218	992,692

Clear Channel Outdoor Holdings, Inc.*	107,798	270,573

EW Scripps Co. (The), Class A	13,199	285,363

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	127

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Media — continued

Gray Television, Inc.	20,326	413,024

iHeartMedia, Inc., Class A*	25,587	489,735

Loral Space & Communications, Inc.	2,963	118,905

Meredith Corp.*	9,349	290,754

MSG Networks, Inc., Class A*	10,023	159,065

Scholastic Corp.	6,924	210,005

Sinclair Broadcast Group, Inc., Class A	10,807	350,903

TEGNA, Inc.	50,615	1,015,337

		4,943,992

Metals & Mining — 1.7%

Allegheny Technologies, Inc.*	29,223	679,727

Arconic Corp.*	22,562	645,273

Carpenter Technology Corp.	11,067	419,107

Century Aluminum Co.*	11,624	182,032

Cleveland-Cliffs, Inc.*	105,745	1,888,606

Coeur Mining, Inc.*	56,127	453,506

Commercial Metals Co.	27,671	808,547

Hecla Mining Co.	123,314	728,786

Kaiser Aluminum Corp.	3,651	439,836

Materion Corp.	4,692	332,240

Schnitzer Steel Industries, Inc., Class A	6,286	296,762

Warrior Met Coal, Inc.	11,844	187,727

		7,062,149

Mortgage Real Estate Investment Trusts (REITs) — 1.1%

Apollo Commercial Real Estate Finance, Inc.	29,641	450,839

ARMOUR Residential REIT, Inc.	15,048	187,047

Broadmark Realty Capital, Inc.	28,710	309,494

Capstead Mortgage Corp.	22,298	144,491

Colony Credit Real Estate, Inc.	18,575	161,417

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	18,005	943,462

Invesco Mortgage Capital, Inc. (a)	53,244	207,651

KKR Real Estate Finance Trust, Inc.	6,279	132,487

Ladder Capital Corp.	29,254	347,830

MFA Financial, Inc.	104,075	457,930

New York Mortgage Trust, Inc.	87,430	401,304

PennyMac Mortgage Investment Trust	22,560	452,328

Redwood Trust, Inc.	25,833	287,005

TPG RE Finance Trust, Inc.	13,820	172,197

		4,655,482

Multiline Retail — 0.5%

Big Lots, Inc.	7,780	536,353

Dillard’s, Inc., Class A	1,665	164,685

Franchise Group, Inc., Class A	6,196	238,732

INVESTMENTS	SHARES	VALUE($)

Multiline Retail — continued

Macy’s, Inc.*	71,545	1,186,216

		2,125,986

Multi-Utilities — 0.2%

NorthWestern Corp.	11,670	793,910

Oil, Gas & Consumable Fuels — 2.3%

Antero Midstream Corp.	66,003	570,266

Antero Resources Corp.*	63,916	576,522

Arch Resources, Inc.*	3,503	155,568

Comstock Resources, Inc.*	12,867	70,640

CVR Energy, Inc.	6,725	143,175

Delek US Holdings, Inc.	14,295	339,220

Denbury, Inc.*	11,531	627,402

EQT Corp.*	64,252	1,227,213

Kosmos Energy Ltd. (Ghana)*	93,975	268,769

Magnolia Oil & Gas Corp., Class A*	31,166	350,929

Matador Resources Co.	25,299	665,617

Murphy Oil Corp.	33,305	563,854

Ovintiv, Inc.	59,938	1,434,316

PBF Energy, Inc., Class A*	22,140	313,945

PDC Energy, Inc.*	23,016	840,314

Range Resources Corp.*	59,641	585,675

Renewable Energy Group, Inc.*	10,222	567,525

Southwestern Energy Co.*	149,180	636,999

		9,937,949

Paper & Forest Products — 0.2%

Glatfelter Corp.	10,224	150,497

Mercer International, Inc. (Germany)	9,111	150,241

Neenah, Inc.	3,884	206,512

Schweitzer-Mauduit International, Inc.	7,242	330,742

		837,992

Personal Products — 0.6%

Coty, Inc., Class A*	65,365	654,304

Edgewell Personal Care Co.	12,505	477,691

elf Beauty, Inc.*	8,857	267,924

Inter Parfums, Inc.	4,083	300,509

Medifast, Inc.	2,714	616,322

USANA Health Sciences, Inc.*	2,743	246,843

		2,563,593

Pharmaceuticals — 1.3%

Aerie Pharmaceuticals, Inc.*	10,814	185,244

Amneal Pharmaceuticals, Inc.*	26,207	144,401

Arvinas, Inc.*	7,553	520,704

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Pharmaceuticals — continued

Atea Pharmaceuticals, Inc.*	2,859	70,646

Corcept Therapeutics, Inc.*	24,327	554,412

Endo International plc*	53,109	304,315

Innoviva, Inc.*	14,485	165,853

Intra-Cellular Therapies, Inc.*	16,405	564,824

Nektar Therapeutics*	41,983	823,287

NGM Biopharmaceuticals, Inc.*	5,265	144,787

Phathom Pharmaceuticals, Inc.*	3,025	116,523

Pliant Therapeutics, Inc.*	2,133	71,455

Relmada Therapeutics, Inc.*	3,148	121,387

Revance Therapeutics, Inc.*	15,311	445,856

Supernus Pharmaceuticals, Inc.*	12,194	371,307

Theravance Biopharma, Inc.*	11,563	228,254

Tilray, Inc. (Canada)* (a)	34,078	624,990

Zogenix, Inc.*	12,849	242,718

		5,700,963

Professional Services — 1.2%

CBIZ, Inc.*	12,326	414,030

Exponent, Inc.	11,936	1,149,795

Forrester Research, Inc.*	2,538	110,276

Huron Consulting Group, Inc.*	5,248	295,253

ICF International, Inc.	3,921	357,046

Kelly Services, Inc., Class A*	7,708	193,086

Korn Ferry	12,441	844,620

ManTech International Corp., Class A	6,295	537,278

TrueBlue, Inc.*	8,184	231,607

Upwork, Inc.*	21,022	968,273

		5,101,264

Real Estate Management & Development — 0.9%

Forestar Group, Inc.*	3,774	95,633

Kennedy-Wilson Holdings, Inc.	28,284	581,236

Marcus & Millichap, Inc.*	5,537	195,567

Newmark Group, Inc., Class A	37,347	401,480

RE/MAX Holdings, Inc., Class A	4,291	157,609

Realogy Holdings Corp.*	26,618	459,959

Redfin Corp.*	23,781	1,683,219

St. Joe Co. (The)	7,191	329,276

Tejon Ranch Co.*	4,782	75,651

		3,979,630

Road & Rail — 0.6%

Heartland Express, Inc.	11,251	209,156

Marten Transport Ltd.	13,543	226,439

Saia, Inc.*	6,065	1,422,243

Schneider National, Inc., Class B	8,485	205,592

INVESTMENTS	SHARES	VALUE($)

Road & Rail — continued

Werner Enterprises, Inc.	13,163	608,525

		2,671,955

Semiconductors & Semiconductor Equipment — 3.3%

ACM Research, Inc., Class A*	2,351	185,611

Advanced Energy Industries, Inc.	8,832	974,258

Ambarella, Inc.*	8,112	790,839

Amkor Technology, Inc.	24,670	498,827

Brooks Automation, Inc.	17,104	1,733,148

Diodes, Inc.*	9,696	744,750

FormFactor, Inc.*	17,921	701,607

Ichor Holdings Ltd.*	6,472	360,943

Kulicke & Soffa Industries, Inc. (Singapore)	14,305	813,239

Lattice Semiconductor Corp.*	31,459	1,582,702

MACOM Technology Solutions Holdings, Inc.*	10,710	606,293

MaxLinear, Inc.*	15,631	562,560

Onto Innovation, Inc.*	11,250	770,850

Power Integrations, Inc.	13,838	1,145,925

Rambus, Inc.*	25,745	488,640

Semtech Corp.*	14,984	1,015,016

SiTime Corp.*	2,879	266,452

SunPower Corp.*	18,475	474,623

Veeco Instruments, Inc.*	11,462	263,741

		13,980,024

Software — 6.7%

2U, Inc.*	17,053	669,330

8x8, Inc.*	24,770	814,685

Alarm.com Holdings, Inc.*	10,405	933,953

Altair Engineering, Inc., Class A*	10,313	670,345

Appfolio, Inc., Class A*	4,021	581,557

Appian Corp.*	8,989	1,089,287

Asana, Inc., Class A*	3,703	123,384

Avaya Holdings Corp.*	17,396	500,483

Bottomline Technologies DE, Inc.*	8,966	435,389

Box, Inc., Class A*	33,266	708,566

Cerence, Inc.*	8,696	838,381

Cloudera, Inc.*	49,776	631,657

Cornerstone OnDemand, Inc.*	14,113	624,712

Digital Turbine, Inc.*	17,311	1,305,769

Ebix, Inc.	5,429	163,467

Envestnet, Inc.*	12,475	921,029

Everbridge, Inc.*	8,353	1,108,527

fuboTV, Inc.* (a)	11,529	232,425

InterDigital, Inc.	7,107	493,368

LivePerson, Inc.*	14,532	794,174

Medallia, Inc.*	19,088	562,905

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	129

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Software — continued

MicroStrategy, Inc., Class A*	1,759	1,155,945

Mimecast Ltd.*	13,498	586,083

PagerDuty, Inc.*	13,220	561,321

Ping Identity Holding Corp.*	8,445	205,045

Progress Software Corp.	10,187	444,764

PROS Holdings, Inc.*	9,181	394,599

Q2 Holdings, Inc.*	12,039	1,252,297

Qualys, Inc.*	7,769	787,466

Rapid7, Inc.*	12,147	986,944

SailPoint Technologies Holding, Inc.*	21,069	1,028,799

Sprout Social, Inc., Class A*	6,514	431,813

SPS Commerce, Inc.*	8,200	840,008

Sumo Logic, Inc.*	3,541	69,014

SVMK, Inc.*	27,926	502,389

Tenable Holdings, Inc.*	15,580	584,172

Teradata Corp.*	25,122	1,242,785

Varonis Systems, Inc.*	23,530	1,245,914

Workiva, Inc.*	9,596	902,024

Xperi Holding Corp.	24,147	496,221

Yext, Inc.*	22,261	310,541

Zuora, Inc., Class A*	23,689	383,762

		28,615,299

Specialty Retail — 3.3%

Abercrombie & Fitch Co., Class A*	14,379	539,069

Academy Sports & Outdoors, Inc.*	6,710	206,735

Asbury Automotive Group, Inc.*	4,458	885,403

At Home Group, Inc.*	12,545	396,171

Bed Bath & Beyond, Inc.*	27,930	707,188

Buckle, Inc. (The)	6,604	276,972

Camping World Holdings, Inc., Class A	8,666	377,318

Children’s Place, Inc. (The)*	3,367	263,804

Dick’s Sporting Goods, Inc.	15,149	1,251,004

GameStop Corp., Class A* (a)	12,616	2,190,011

Group 1 Automotive, Inc.	3,921	643,671

GrowGeneration Corp.*	10,973	478,423

Guess?, Inc.	8,655	234,031

Monro, Inc.	7,709	544,178

Murphy USA, Inc.	5,846	814,932

National Vision Holdings, Inc.*	18,688	942,062

ODP Corp. (The)*	12,336	498,745

Rent-A-Center, Inc.	11,294	649,970

Sally Beauty Holdings, Inc.*	25,994	521,700

Signet Jewelers Ltd.*	12,062	720,705

Sleep Number Corp.*	5,856	655,228

Sonic Automotive, Inc., Class A	5,391	265,992

INVESTMENTS	SHARES	VALUE($)

Specialty Retail — continued

Zumiez, Inc.*	4,819	207,072

		14,270,384

Technology Hardware, Storage & Peripherals — 0.6%

3D Systems Corp.*	28,606	616,173

Corsair Gaming, Inc.*	4,880	161,919

NCR Corp.*	29,976	1,371,402

Super Micro Computer, Inc.*	9,906	366,720

		2,516,214

Textiles, Apparel & Luxury Goods — 1.0%

Crocs, Inc.*	15,084	1,510,210

G-III Apparel Group Ltd.*	10,030	325,875

Kontoor Brands, Inc.	10,848	681,580

Levi Strauss & Co., Class A	17,837	514,776

Oxford Industries, Inc.	3,890	354,885

Steven Madden Ltd.	17,826	724,983

		4,112,309

Thrifts & Mortgage Finance — 1.7%

Axos Financial, Inc.*	11,844	534,757

Capitol Federal Financial, Inc.	29,777	384,868

Columbia Financial, Inc.*	10,734	196,110

Flagstar Bancorp, Inc.	10,926	508,496

Kearny Financial Corp.	17,443	222,921

Meridian Bancorp, Inc.	12,082	267,133

Mr Cooper Group, Inc.*	16,286	561,541

NMI Holdings, Inc., Class A*	19,663	508,092

Northfield Bancorp, Inc.	10,835	175,310

Northwest Bancshares, Inc.	29,252	410,698

PennyMac Financial Services, Inc.	9,095	547,610

Provident Financial Services, Inc.	16,672	392,959

Rocket Cos., Inc., Class A	26,613	597,462

TrustCo Bank Corp.	22,228	162,598

Walker & Dunlop, Inc.	6,758	749,124

Washington Federal, Inc.	17,096	556,475

WSFS Financial Corp.	10,954	559,640

		7,335,794

Tobacco — 0.1%

Turning Point Brands, Inc.	2,738	133,669

Universal Corp.	5,658	318,149

		451,818

Trading Companies & Distributors — 1.4%

Applied Industrial Technologies, Inc.	8,929	854,148

Boise Cascade Co.	9,033	602,682

GMS, Inc.*	9,871	431,461

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Trading Companies & Distributors — continued

H&E Equipment Services, Inc.	7,321	284,787

Herc Holdings, Inc.*	5,698	601,709

McGrath RentCorp	5,557	455,563

NOW, Inc.*	25,341	248,848

Rush Enterprises, Inc., Class A	9,841	485,752

Systemax, Inc.	3,626	154,903

Triton International Ltd. (Bermuda)	15,339	769,558

WESCO International, Inc.*	10,145	930,499

		5,819,910

Water Utilities — 0.4%

American States Water Co.	8,506	673,590

California Water Service Group	11,606	681,852

SJW Group	6,067	397,692

		1,753,134

Wireless Telecommunication Services — 0.1%

Shenandoah Telecommunications Co.	11,504	543,679

Total Common Stocks (Cost $404,171,895)		423,421,834

Short-Term Investments — 2.4%

Investment Companies — 1.0%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (c) (d) (Cost $3,989,749)	3,989,749	3,989,749

Investment of Cash Collateral from Securities Loaned — 1.4%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (c) (d) (Cost $6,108,220)	6,108,220	6,108,220

Total Short-Term Investments (Cost $10,097,969)		10,097,969

Total Investments — 101.4% (Cost $414,269,864)		433,519,803
Liabilities in Excess of Other Assets — (1.4)%		(5,946,417)

NET ASSETS — 100.0%		427,573,386

Percentages indicated are based on net assets.

Abbreviations

REIT	RealEstate Investment Trust

(a)	The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 is $5,842,342.
(b)

    Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	Therate shown is the current yield as of April 30, 2021.
*	Non-incomeproducing security.

Futures contracts outstanding as of April 30, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	39	06/2021	USD	4,410,900	40,946

Abbreviations

USD	UnitedStates Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	131

JPMorgan Carbon Transition U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — 99.8%

Aerospace & Defense — 1.0%

Boeing Co. (The)*	645	151,130

Raytheon Technologies Corp.	1,094	91,065

		242,195

Air Freight & Logistics — 0.3%

CH Robinson Worldwide, Inc.	169	16,407

Expeditors International of Washington, Inc.	215	23,620

United Parcel Service, Inc., Class B	171	34,860

		74,887

Auto Components — 0.3%

Aptiv plc*	342	49,210

BorgWarner, Inc.	311	15,109

		64,319

Automobiles — 1.7%

Ford Motor Co.*	5,009	57,804

General Motors Co.*	1,067	61,053

Tesla, Inc.*	420	297,965

		416,822

Banks — 3.2%

Bank of America Corp.	6,890	279,252

Citigroup, Inc.	2,317	165,063

Comerica, Inc.	181	13,604

Fifth Third Bancorp	918	37,216

PNC Financial Services Group, Inc. (The)	543	101,514

Regions Financial Corp.	1,227	26,748

SVB Financial Group*	64	36,597

Truist Financial Corp.	58	3,440

US Bancorp	1,735	102,972

Wells Fargo & Co.	1,199	54,015

		820,421

Beverages — 1.3%

Brown-Forman Corp., Class B	288	21,969

Coca-Cola Co. (The)	3,862	208,471

Keurig Dr Pepper, Inc.	892	31,978

PepsiCo, Inc.	533	76,837

		339,255

Biotechnology — 2.0%

AbbVie, Inc.	1,550	172,825

Amgen, Inc.	307	73,569

Biogen, Inc.*	160	42,773

Gilead Sciences, Inc.	1,607	101,996

Regeneron Pharmaceuticals, Inc.*	110	52,943

Vertex Pharmaceuticals, Inc.*	239	52,150

		496,256

INVESTMENTS	SHARES	VALUE($)

Building Products — 0.5%

AO Smith Corp.	169	11,450

Johnson Controls International plc	929	57,914

Lennox International, Inc.	43	14,419

Trane Technologies plc	306	53,192

		136,975

Capital Markets — 4.3%

Bank of New York Mellon Corp. (The)	1,027	51,227

BlackRock, Inc.	155	126,991

Charles Schwab Corp. (The)	1,502	105,741

CME Group, Inc.	375	75,746

FactSet Research Systems, Inc.	48	16,139

Goldman Sachs Group, Inc. (The)	424	147,743

Intercontinental Exchange, Inc.	353	41,552

Invesco Ltd.	489	13,203

Lazard Ltd., Class A	53	2,384

LPL Financial Holdings, Inc.	47	7,365

Moody’s Corp.	207	67,629

Morgan Stanley	1,398	115,405

Morningstar, Inc.	6	1,590

MSCI, Inc.	102	49,548

Nasdaq, Inc.	146	23,585

Northern Trust Corp.	248	28,222

S&P Global, Inc.	308	120,240

State Street Corp.	453	38,029

T. Rowe Price Group, Inc.	288	51,610

		1,083,949

Chemicals — 1.9%

Albemarle Corp.	147	24,721

Ashland Global Holdings, Inc.	72	6,207

Axalta Coating Systems Ltd.*	269	8,579

Celanese Corp.	144	22,558

Ecolab, Inc.	319	71,494

FMC Corp.	168	19,864

International Flavors & Fragrances, Inc.	318	45,210

Linde plc (United Kingdom)	434	124,055

PPG Industries, Inc.	301	51,543

Scotts Miracle-Gro Co. (The)	53	12,252

Sherwin-Williams Co. (The)	315	86,269

Valvoline, Inc.	241	7,567

WR Grace & Co.	73	5,017

		485,336

Commercial Services & Supplies — 0.4%

MSA Safety, Inc.	46	7,395

Republic Services, Inc.	272	28,913

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Commercial Services & Supplies — continued

Waste Management, Inc.	540	74,504

		110,812

Communications Equipment — 1.2%

Arista Networks, Inc.*	75	23,638

Ciena Corp.*	182	9,185

Cisco Systems, Inc.	4,191	213,364

CommScope Holding Co., Inc.*	219	3,603

Juniper Networks, Inc.	419	10,638

Motorola Solutions, Inc.	219	41,238

		301,666

Construction Materials — 0.1%

Vulcan Materials Co.	169	30,123

Consumer Finance — 0.9%

American Express Co.	837	128,354

Capital One Financial Corp.	577	86,019

		214,373

Containers & Packaging — 0.3%

AptarGroup, Inc.	83	12,517

Avery Dennison Corp.	106	22,702

Ball Corp.	412	38,580

		73,799

Diversified Financial Services — 0.8%

Berkshire Hathaway, Inc., Class B*	664	182,567

Voya Financial, Inc.	163	11,054

		193,621

Diversified Telecommunication Services — 1.5%

AT&T, Inc.	4,546	142,790

Lumen Technologies, Inc.	1,395	17,898

Verizon Communications, Inc.	3,703	213,996

		374,684

Electric Utilities — 1.2%

Avangrid, Inc.	73	3,716

Edison International	463	27,525

Eversource Energy	443	38,195

Exelon Corp.	1,242	55,816

NextEra Energy, Inc.	2,197	170,290

PG&E Corp.*	1,682	19,040

		314,582

Electrical Equipment — 0.8%

Acuity Brands, Inc.	45	8,348

Eaton Corp. plc	511	73,037

Emerson Electric Co.	761	68,863

INVESTMENTS	SHARES	VALUE($)

Electrical Equipment — continued

Rockwell Automation, Inc.	149	39,375

		189,623

Electronic Equipment, Instruments & Components — 0.1%

Keysight Technologies, Inc.*	241	34,788

Energy Equipment & Services — 0.3%

Baker Hughes Co.	853	17,128

Halliburton Co.	1,137	22,240

Schlumberger NV	1,783	48,230

		87,598

Entertainment — 1.5%

Netflix, Inc.*	185	94,992

Walt Disney Co. (The)*	1,520	282,750

		377,742

Equity Real Estate Investment Trusts (REITs) — 3.1%

Alexandria Real Estate Equities, Inc.	171	30,968

American Tower Corp.	51	12,993

AvalonBay Communities, Inc.	182	34,944

Boston Properties, Inc.	202	22,089

Brixmor Property Group, Inc.	385	8,601

Brookfield Property REIT, Inc., Class A	50	899

Camden Property Trust	17	2,048

Crown Castle International Corp.	456	86,211

Douglas Emmett, Inc.	212	7,111

Duke Realty Corp.	469	21,818

Equity LifeStyle Properties, Inc.	221	15,337

Equity Residential	475	35,259

Essex Property Trust, Inc.	83	24,113

Extra Space Storage, Inc.	167	24,831

First Industrial Realty Trust, Inc.	163	8,113

Healthpeak Properties, Inc.	697	23,935

Hudson Pacific Properties, Inc.	191	5,369

Iron Mountain, Inc.	371	14,885

JBG SMITH Properties	159	5,185

Kilroy Realty Corp.	150	10,281

Kimco Realty Corp.	537	11,277

Prologis, Inc.	942	109,771

Public Storage	194	54,545

Regency Centers Corp.	218	13,878

SBA Communications Corp.	141	42,261

Simon Property Group, Inc.	420	51,131

SL Green Realty Corp.	93	6,883

UDR, Inc.	380	17,651

Ventas, Inc.	481	26,676

Vornado Realty Trust	227	10,385

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	133

JPMorgan Carbon Transition U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Equity Real Estate Investment Trusts (REITs) — continued

Welltower, Inc.	533	39,991

		779,439

Food & Staples Retailing — 1.2%

Costco Wholesale Corp.	328	122,045

Walmart, Inc.	1,316	184,122

		306,167

Food Products — 0.4%

General Mills, Inc.	772	46,984

Hershey Co. (The)	153	25,138

McCormick & Co., Inc. (Non-Voting)	317	28,644

Mondelez International, Inc., Class A	52	3,162

		103,928

Gas Utilities — 0.1%

National Fuel Gas Co.	111	5,512

UGI Corp.	270	11,802

		17,314

Health Care Equipment & Supplies — 3.0%

Abbott Laboratories	1,541	185,043

Becton Dickinson and Co.	307	76,385

Boston Scientific Corp.*	1,752	76,387

Danaher Corp.	604	153,380

Edwards Lifesciences Corp.*	789	75,365

Intuitive Surgical, Inc.*	7	6,055

Medtronic plc	1,358	177,790

Stryker Corp.	24	6,303

		756,708

Health Care Providers & Services — 3.0%

AmerisourceBergen Corp.	186	22,469

Anthem, Inc.	299	113,438

Cigna Corp.	439	109,315

CVS Health Corp.	1,673	127,817

Humana, Inc.	157	69,903

UnitedHealth Group, Inc.	799	318,641

		761,583

Hotels, Restaurants & Leisure — 2.3%

Booking Holdings, Inc.*	52	128,236

Chipotle Mexican Grill, Inc.*	36	53,713

McDonald’s Corp.	815	192,405

Starbucks Corp.	1,404	160,744

Yum! Brands, Inc.	389	46,494

		581,592

INVESTMENTS	SHARES	VALUE($)

Household Durables — 0.2%

Newell Brands, Inc.	497	13,399

Toll Brothers, Inc.	151	9,468

Whirlpool Corp.	79	18,679

		41,546

Household Products — 1.5%

Clorox Co. (The)	142	25,915

Colgate-Palmolive Co.	1,078	86,994

Procter & Gamble Co. (The)	2,033	271,243

		384,152

Industrial Conglomerates — 1.9%

3M Co.	601	118,481

General Electric Co.	10,555	138,482

Honeywell International, Inc.	786	175,310

Roper Technologies, Inc.	101	45,090

		477,363

Insurance — 2.5%

Aflac, Inc.	869	46,691

Allstate Corp. (The)	388	49,198

Aon plc, Class A	290	72,918

Arthur J Gallagher & Co.	242	35,078

Assurant, Inc.	78	12,137

Brown & Brown, Inc.	300	15,954

Chubb Ltd.	575	98,664

Cincinnati Financial Corp.	195	21,973

First American Financial Corp.	141	9,095

Hartford Financial Services Group, Inc. (The)	462	30,474

Lincoln National Corp.	250	16,032

MetLife, Inc.	966	61,467

Principal Financial Group, Inc.	346	22,099

Prudential Financial, Inc.	508	50,983

Travelers Cos., Inc. (The)	325	50,264

Unum Group	259	7,319

White Mountains Insurance Group Ltd.	4	4,662

WR Berkley Corp.	181	14,429

		619,437

Interactive Media & Services — 5.6%

Alphabet, Inc., Class A*	402	946,107

Facebook, Inc., Class A*	1,420	461,614

		1,407,721

Internet & Direct Marketing Retail — 4.4%

Amazon.com, Inc.*	294	1,019,421

eBay, Inc.	835	46,585

Etsy, Inc.*	152	30,216

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Internet & Direct Marketing Retail — continued

Qurate Retail, Inc., Series A	494	5,879

		1,102,101

IT Services — 5.5%

Accenture plc, Class A	572	165,863

Alliance Data Systems Corp.	61	7,189

Amdocs Ltd.	164	12,585

Automatic Data Processing, Inc.	19	3,553

Cognizant Technology Solutions Corp., Class A	548	44,059

Fidelity National Information Services, Inc.	790	120,791

Globant SA*	49	11,230

International Business Machines Corp.	930	131,948

Mastercard, Inc., Class A	750	286,545

PayPal Holdings, Inc.*	1,044	273,831

Square, Inc., Class A*	27	6,610

Switch, Inc., Class A	112	2,080

Visa, Inc., Class A	1,398	326,517

		1,392,801

Leisure Products — 0.1%

Brunswick Corp.	100	10,713

Hasbro, Inc.	165	16,409

		27,122

Life Sciences Tools & Services — 1.4%

Agilent Technologies, Inc.	355	47,442

Bio-Rad Laboratories, Inc., Class A*	23	14,493

Charles River Laboratories International, Inc.*	55	18,285

Mettler-Toledo International, Inc.*	30	39,399

PerkinElmer, Inc.	141	18,278

PRA Health Sciences, Inc.*	81	13,518

Thermo Fisher Scientific, Inc.	396	186,211

Waters Corp.*	78	23,390

		361,016

Machinery — 2.1%

Caterpillar, Inc.	669	152,605

Cummins, Inc.	190	47,888

Deere & Co.	136	50,436

Dover Corp.	183	27,302

Flowserve Corp.	162	6,422

Fortive Corp.	386	27,336

Gates Industrial Corp. plc*	105	1,811

Illinois Tool Works, Inc.	403	92,875

ITT, Inc.	110	10,374

Lincoln Electric Holdings, Inc.	73	9,348

Middleby Corp. (The)*	72	13,055

INVESTMENTS	SHARES	VALUE($)

Machinery — continued

Oshkosh Corp.	84	10,452

Stanley Black & Decker, Inc.	197	40,734

Toro Co. (The)	119	13,637

Xylem, Inc.	232	25,671

		529,946

Marine — 0.0% (a)

Kirby Corp.*	76	4,841

Media — 0.6%

Charter Communications, Inc., Class A*	14	9,428

Comcast Corp., Class A	2,283	128,191

Omnicom Group, Inc.	276	22,704

		160,323

Metals & Mining — 0.5%

Freeport-McMoRan, Inc.	1,853	69,877

Newmont Corp.	1,027	64,095

		133,972

Multiline Retail — 0.5%

Target Corp.	641	132,854

Multi-Utilities — 0.8%

CenterPoint Energy, Inc.	643	15,747

Consolidated Edison, Inc.	444	34,370

Dominion Energy, Inc.	424	33,878

Public Service Enterprise Group, Inc.	652	41,180

Sempra Energy	369	50,763

WEC Energy Group, Inc.	298	28,957

		204,895

Oil, Gas & Consumable Fuels — 2.1%

Cabot Oil & Gas Corp.	499	8,318

Chevron Corp.	1,878	193,566

ConocoPhillips	1,296	66,277

EOG Resources, Inc.	747	55,009

EQT Corp.*	367	7,010

Exxon Mobil Corp.	1,924	110,130

Hess Corp.	350	26,079

Occidental Petroleum Corp.	1,083	27,465

ONEOK, Inc.	57	2,983

Pioneer Natural Resources Co.	258	39,688

		536,525

Personal Products — 0.4%

Coty, Inc., Class A*	373	3,734

Estee Lauder Cos., Inc. (The), Class A	289	90,688

		94,422

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	135

JPMorgan Carbon Transition U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Pharmaceuticals — 3.7%

Bristol-Myers Squibb Co.	2,192	136,824

Eli Lilly & Co.	878	160,472

Johnson & Johnson	2,108	343,035

Merck & Co., Inc.	2,324	173,138

Pfizer, Inc.	3,126	120,820

		934,289

Professional Services — 0.7%

Booz Allen Hamilton Holding Corp.	175	14,516

IHS Markit Ltd.	509	54,758

Jacobs Engineering Group, Inc.	163	21,779

Leidos Holdings, Inc.	174	17,623

ManpowerGroup, Inc.	75	9,067

Nielsen Holdings plc	462	11,850

Verisk Analytics, Inc.	201	37,828

		167,421

Real Estate Management & Development — 0.2%

CBRE Group, Inc., Class A*	429	36,551

Howard Hughes Corp. (The)*	51	5,505

Jones Lang LaSalle, Inc.*	66	12,402

		54,458

Road & Rail — 0.6%

Lyft, Inc., Class A*	328	18,256

Uber Technologies, Inc.*	1,760	96,395

Union Pacific Corp.	207	45,973

		160,624

Semiconductors & Semiconductor Equipment — 5.2%

Advanced Micro Devices, Inc.*	1,529	124,797

Analog Devices, Inc.	418	64,021

Applied Materials, Inc.	1,170	155,271

Broadcom, Inc.	147	67,061

Entegris, Inc.	160	18,013

First Solar, Inc.*	119	9,107

Intel Corp.	1,875	107,869

Lam Research Corp.	182	112,922

Micron Technology, Inc.*	187	16,095

NVIDIA Corp.	519	311,597

QUALCOMM, Inc.	1,267	175,860

SolarEdge Technologies, Inc.*	62	16,339

Teradyne, Inc.	211	26,392

Texas Instruments, Inc.	338	61,012

Xilinx, Inc.	312	39,924

		1,306,280

INVESTMENTS	SHARES	VALUE($)

Software — 9.4%

Adobe, Inc.*	467	237,395

Atlassian Corp. plc, Class A*	167	39,673

Autodesk, Inc.*	281	82,027

Cadence Design Systems, Inc.*	352	46,383

Citrix Systems, Inc.	157	19,444

Intuit, Inc.	322	132,716

Microsoft Corp.	5,091	1,283,848

NortonLifeLock, Inc.	689	14,889

Oracle Corp.	2,141	162,266

PTC, Inc.*	133	17,415

salesforce.com, Inc.*	895	206,136

ServiceNow, Inc.*	42	21,268

Synopsys, Inc.*	179	44,224

Teradata Corp.*	141	6,975

VMware, Inc., Class A*	103	16,566

Workday, Inc., Class A*	229	56,563

		2,387,788

Specialty Retail — 2.5%

Advance Auto Parts, Inc.	83	16,613

Best Buy Co., Inc.	294	34,183

Home Depot, Inc. (The)	954	308,781

Lowe’s Cos., Inc.	891	174,859

TJX Cos., Inc. (The)	712	50,552

Tractor Supply Co.	147	27,724

Williams-Sonoma, Inc.	98	16,734

		629,446

Technology Hardware, Storage & Peripherals — 6.0%

Apple, Inc.	10,713	1,408,331

Dell Technologies, Inc., Class C*	289	28,417

Hewlett Packard Enterprise Co.	1,675	26,834

HP, Inc.	1,647	56,179

		1,519,761

Textiles, Apparel & Luxury Goods — 1.1%

Capri Holdings Ltd.*	158	8,703

Columbia Sportswear Co.	37	4,033

Hanesbrands, Inc.	450	9,477

NIKE, Inc., Class B	1,309	173,600

PVH Corp.*	91	10,299

Ralph Lauren Corp.*	61	8,131

Tapestry, Inc.*	359	17,178

Under Armour, Inc., Class A*	126	3,063

VF Corp.	416	36,466

		270,950

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Tobacco — 1.1%

Altria Group, Inc.	2,380	113,645

Philip Morris International, Inc.	1,804	171,380

		285,025

Trading Companies & Distributors — 0.2%

United Rentals, Inc.*	92	29,435

Univar Solutions, Inc.*	216	5,044

WW Grainger, Inc.	57	24,712

		59,191

Water Utilities — 0.2%

American Water Works Co., Inc.	233	36,346

Essential Utilities, Inc.	318	14,987

		51,333

Wireless Telecommunication Services — 0.1%

T-Mobile US, Inc.*	133	17,573

Total Common Stocks (Cost $22,266,397)		25,225,733

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.1%

Investment Companies — 0.1%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c) (Cost $36,217)	36,217	36,217

Total Investments — 99.9% (Cost $22,302,614)		25,261,950
Other Assets Less Liabilities — 0.1%		21,741

NET ASSETS — 100.0%		25,283,691

Percentages indicated are based on net assets.

Abbreviations

REIT	RealEstate Investment Trust

(a)	Amountrounds to less than 0.1% of net assets.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	Therate shown is the current yield as of April 30, 2021.
*	Non-incomeproducing security.

Futures contracts outstanding as of April 30, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Micro E-Mini S&P 500 Index	2	06/2021	USD	41,743	1,398

Abbreviations

USD	UnitedStates Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	137

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 100.0%

Bahrain — 0.1%

Ahli United Bank BSC	315,768	217,597

Brazil — 11.1%

Alpargatas SA (Preference)*	42,639	310,135

Ambev SA	245,874	678,048

B3 SA — Brasil Bolsa Balcao	110,062	1,044,485

Banco Bradesco SA (Preference)*	172,645	757,381

Banco BTG Pactual SA*	24,501	482,618

Banco do Brasil SA*	66,212	359,580

Banco Santander Brasil SA	41,346	294,032

BB Seguridade Participacoes SA	64,437	264,531

Bradespar SA (Preference)	25,004	327,185

BRF SA*	52,301	200,749

CCR SA	136,020	302,737

Centrais Eletricas Brasileiras SA	49,951	339,594

Cia de Saneamento Basico do Estado de Sao Paulo*	40,057	315,173

Cia de Saneamento do Parana*	41,258	162,159

Cia de Transmissao de Energia Eletrica Paulista (Preference)	78,077	377,445

Cia Energetica de Minas Gerais (Preference)	205,714	526,399

Cia Energetica de Sao Paulo (Preference), Class B	45,794	209,072

Cia Paranaense de Energia (Preference)	307,813	357,563

Cia Siderurgica Nacional SA	20,243	184,242

Cosan SA	24,434	407,125

CPFL Energia SA	43,745	236,762

Duratex SA	117,700	512,874

EDP — Energias do Brasil SA	86,102	297,677

Energisa SA	30,322	246,280

Eneva SA*	109,995	302,929

Engie Brasil Energia SA	29,956	225,275

Equatorial Energia SA	88,226	406,693

Gerdau SA (Preference)	33,581	205,366

Grendene SA	104,638	152,564

Hapvida Participacoes e Investimentos SA* (a)	124,229	329,323

Hypera SA*	50,494	320,604

Itau Unibanco Holding SA (Preference)	152,871	771,946

Itausa SA (Preference)	180,654	334,899

Locaweb Servicos de Internet SA* (a)	47,700	256,411

M Dias Branco SA*	26,447	129,361

Marfrig Global Foods SA	59,434	211,496

Natura & Co. Holding SA*	28,140	250,989

Neoenergia SA	60,538	178,091

Petroleo Brasileiro SA (Preference)	258,156	1,125,383

Porto Seguro SA	4,738	42,495

INVESTMENTS	SHARES	VALUE($)

Brazil — continued

Qualicorp Consultoria e Corretora de Seguros SA	37,923	189,543

Sao Martinho SA*	72,886	416,488

Sul America SA*	10,342	61,991

Telefonica Brasil SA	50,432	399,683

TIM SA*	112,186	250,929

TOTVS SA	71,093	407,289

Transmissora Alianca de Energia Eletrica SA	59,226	452,368

Usinas Siderurgicas de Minas Gerais SA Usiminas (Preference), Class A	51,513	212,992

Vale SA	171,879	3,471,405

WEG SA	125,590	802,964

YDUQS Participacoes SA	42,751	231,697

		21,335,020

Chile — 1.6%

AES Gener SA	1,330,000	218,551

Aguas Andinas SA, Class A	80,765	22,955

Banco de Chile	1,697,376	181,743

Cencosud SA	246,831	512,430

Cia Cervecerias Unidas SA	26,057	239,772

Cia Sud Americana de Vapores SA*	4,330,150	261,979

Colbun SA	1,980,865	340,024

Embotelladora Andina SA (Preference), Class B	76,478	182,390

Enel Americas SA	3,414,584	486,054

Enel Chile SA	3,591,902	245,110

Engie Energia Chile SA	121,520	128,234

Falabella SA	39,089	176,545

		2,995,787

China — 25.5%

An Hui Wenergy Co. Ltd., Class A	189,900	112,484

Angang Steel Co. Ltd., Class H (b)	159,800	109,856

Anhui Conch Cement Co. Ltd., Class H	103,500	617,756

Anhui Gujing Distillery Co. Ltd., Class A	11,400	399,522

ANTA Sports Products Ltd.	22,000	392,445

BAIC Motor Corp. Ltd., Class H (a)	158,000	57,124

Bank of China Ltd., Class H	1,338,000	530,849

Bank of Hangzhou Co. Ltd., Class A	142,600	364,065

Baoshan Iron & Steel Co. Ltd., Class A	272,000	361,421

Beijing Capital International Airport Co. Ltd., Class H	90,000	65,332

Beijing Enterprises Holdings Ltd.	23,500	76,657

BGI Genomics Co. Ltd., Class A	10,100	201,099

Blue Sail Medical Co. Ltd., Class A	58,500	212,607

Bluestar Adisseo Co., Class A	119,100	222,133

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

China — continued

Bosideng International Holdings Ltd.	174,000	88,252

BYD Electronic International Co. Ltd.	65,500	347,539

CGN Power Co. Ltd., Class H (a)	1,427,000	328,296

China CITIC Bank Corp. Ltd., Class H	247,000	128,943

China Coal Energy Co. Ltd., Class H	80,000	43,268

China Communications Services Corp. Ltd., Class H	416,000	179,885

China Conch Venture Holdings Ltd.	69,500	327,922

China Construction Bank Corp., Class H	737,000	581,745

China Everbright Bank Co. Ltd., Class H	88,000	36,747

China Feihe Ltd. (a)	213,000	605,220

China Hongqiao Group Ltd.	257,500	406,435

China Lesso Group Holdings Ltd.	123,000	309,395

China Longyuan Power Group Corp. Ltd., Class H	181,000	266,166

China Medical System Holdings Ltd.	267,000	616,699

China Merchants Bank Co. Ltd., Class H	104,000	835,371

China Merchants Port Holdings Co. Ltd.	54,000	86,392

China Minsheng Banking Corp. Ltd., Class H	188,800	96,744

China National Building Material Co. Ltd., Class H	382,250	552,005

China National Nuclear Power Co. Ltd., Class A	275,500	221,708

China Petroleum & Chemical Corp., Class H	1,104,000	544,499

China Resources Cement Holdings Ltd.	236,000	257,080

China Resources Gas Group Ltd.	84,000	454,489

China Resources Land Ltd.	86,000	402,658

China Resources Pharmaceutical Group Ltd. (a)	160,000	107,745

China Resources Power Holdings Co. Ltd.	206,000	270,615

China Shenhua Energy Co. Ltd., Class H	293,000	610,288

China South Publishing & Media Group Co. Ltd., Class A	100,400	158,156

China Vanke Co. Ltd., Class H	42,500	148,619

China Yangtze Power Co. Ltd., Class A	161,800	498,563

Chinese Universe Publishing and Media Group Co. Ltd., Class A	101,600	173,232

Chongqing Rural Commercial Bank Co. Ltd., Class H	80,000	33,901

CITIC Ltd.	270,000	283,573

Citic Pacific Special Steel Group Co. Ltd., Class A	85,576	341,396

COSCO SHIPPING Energy Transportation Co. Ltd., Class H	58,000	25,261

COSCO SHIPPING Holdings Co. Ltd., Class H*	308,500	549,616

COSCO SHIPPING Ports Ltd.	72,000	60,480

Country Garden Services Holdings Co. Ltd.	39,000	408,558

Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	40,500	209,240

INVESTMENTS	SHARES	VALUE($)

China — continued

Dali Foods Group Co. Ltd. (a)	386,000	229,580

Daqin Railway Co. Ltd., Class A	220,000	233,626

Datang International Power Generation Co. Ltd., Class H	180,000	26,610

Dongguan Development Holdings Co. Ltd., Class A	123,700	192,622

ENN Energy Holdings Ltd.	59,400	1,013,636

Foshan Haitian Flavouring & Food Co. Ltd., Class A	16,020	418,074

Fosun International Ltd.	102,576	147,313

Fujian Sunner Development Co. Ltd., Class A	48,100	195,937

G-bits Network Technology Xiamen Co. Ltd., Class A	3,100	218,822

Geely Automobile Holdings Ltd.	78,000	203,166

Great Wall Motor Co. Ltd., Class H	275,000	682,708

Greattown Holdings Ltd., Class A	15,300	8,550

Guangdong Baolihua New Energy Stock Co. Ltd., Class A	356,500	302,628

Guangdong Investment Ltd.	314,000	483,443

Guangxi Guiguan Electric Power Co. Ltd., Class A	265,300	211,998

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	24,000	64,593

Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	17,300	355,503

Haitian International Holdings Ltd.	39,000	158,675

Heilongjiang Agriculture Co. Ltd., Class A	120,000	280,224

Henan Shuanghui Investment & Development Co. Ltd., Class A	32,800	185,168

Huabao Flavours & Fragrances Co. Ltd., Class A	31,100	201,637

Huadian Power International Corp. Ltd., Class H (b)	6,000	1,837

Huadong Medicine Co. Ltd., Class A	38,200	309,107

Huaibei Mining Holdings Co. Ltd., Class A	105,000	190,046

Hualan Biological Engineering, Inc., Class A*	32,500	210,563

Huapont Life Sciences Co. Ltd., Class A	237,200	236,729

Huaxin Cement Co. Ltd., Class B	136,800	291,176

Hunan Valin Steel Co. Ltd., Class A	206,500	249,891

Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	150,116	238,996

Industrial & Commercial Bank of China Ltd., Class H	2,228,000	1,445,731

Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	523,700	189,845

Inner Mongolia Yitai Coal Co. Ltd., Class B	42,000	27,716

Intco Medical Technology Co. Ltd., Class A	11,900	313,511

Jiangsu Expressway Co. Ltd., Class A	37,700	59,665

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	139

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

China — continued

Jiangsu Hengli Hydraulic Co. Ltd., Class A	24,156	319,819

Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	47,700	233,702

Jiangsu Zhongnan Construction Group Co. Ltd., Class A	173,500	189,352

Jiangsu Zhongtian Technology Co. Ltd., Class A	115,400	181,793

Jiangxi Copper Co. Ltd., Class H	57,000	138,359

Joincare Pharmaceutical Group Industry Co. Ltd., Class A	103,400	234,201

Jointo Energy Investment Co. Ltd. Hebei, Class A	226,700	179,148

Joyoung Co. Ltd., Class A	46,771	229,418

JOYY, Inc., ADR	2,287	217,402

Kingboard Holdings Ltd.	67,500	398,619

KingClean Electric Co. Ltd., Class A	31,870	220,476

Kingfa Sci & Tech Co. Ltd., Class A	54,000	189,168

Kunlun Energy Co. Ltd.	376,000	402,031

Kweichow Moutai Co. Ltd., Class A	5,200	1,605,975

Lens Technology Co. Ltd., Class A	38,100	152,966

Li Ning Co. Ltd.	129,500	1,050,981

Liuzhou Iron & Steel Co. Ltd., Class A	228,700	253,777

Livzon Pharmaceutical Group, Inc., Class A	30,800	223,303

Lomon Billions Group Co. Ltd., Class A	72,600	377,776

Longfor Group Holdings Ltd. (a)	50,500	313,679

Maanshan Iron & Steel Co. Ltd., Class H	242,000	115,498

Momo, Inc., ADR	6,233	91,376

Nanjing Iron & Steel Co. Ltd., Class A	397,400	257,923

Pharmaron Beijing Co. Ltd., Class H (a)	17,400	359,253

Ping An Insurance Group Co. of China Ltd., Class H	145,000	1,580,830

Postal Savings Bank of China Co. Ltd., Class H (a)	713,000	462,428

Sansteel Minguang Co. Ltd. Fujian, Class A	147,300	185,874

Sany Heavy Industry Co. Ltd., Class A	85,400	405,440

SDIC Power Holdings Co. Ltd., Class A	263,700	402,699

Seazen Group Ltd.*	132,000	140,690

Seazen Holdings Co. Ltd., Class A	43,900	304,867

Shaanxi Coal Industry Co. Ltd., Class A	196,600	340,385

Shandong Buchang Pharmaceuticals Co. Ltd., Class A	52,700	185,673

Shandong Chenming Paper Holdings Ltd., Class A	236,200	390,311

Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	68,000	408,320

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	192,000	429,845

INVESTMENTS	SHARES	VALUE($)

China — continued

Shanghai Bairun Investment Holding Group Co. Ltd., Class A	27,500	526,541

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	18,100	41,161

Shanghai Shimao Co. Ltd., Class A	241,600	155,870

Shenzhen Gas Corp. Ltd., Class A	184,100	198,985

Shenzhen International Holdings Ltd.	52,044	86,508

Shenzhen Jinjia Group Co. Ltd., Class A	117,300	188,092

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	8,200	588,434

Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	36,300	204,866

Shenzhou International Group Holdings Ltd.	38,100	838,162

Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	54,600	236,380

Sichuan Expressway Co. Ltd., Class A	136,900	68,469

Sinotruk Hong Kong Ltd.	147,000	361,195

Sunac Services Holdings Ltd.* (a)	2,024	6,261

Tangshan Jidong Cement Co. Ltd., Class A‡	83,500	180,506

TangShan Port Group Co. Ltd., Class A	486,400	199,660

Tianhe Chemicals Group Ltd.* ‡	20,000	—

Topchoice Medical Corp., Class A*	5,800	279,448

Weichai Power Co. Ltd., Class A	132,256	368,169

Weifu High-Technology Group Co. Ltd., Class A	67,400	253,276

Wuliangye Yibin Co. Ltd., Class A	22,000	963,756

Xinhua Winshare Publishing and Media Co. Ltd., Class A	100,100	145,165

Xinxing Ductile Iron Pipes Co. Ltd., Class A	291,000	181,400

Xinyangfeng Agricultural Technology Co. Ltd., Class A	78,300	200,041

Yangzijiang Shipbuilding Holdings Ltd.	299,200	321,091

Yanzhou Coal Mining Co. Ltd., Class H	320,000	381,248

Yintai Gold Co. Ltd., Class A	100,320	132,198

Yuexiu Property Co. Ltd.	362,000	83,688

Yunnan Baiyao Group Co. Ltd., Class A	12,700	210,435

Zhejiang Expressway Co. Ltd., Class H	188,000	163,420

Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A*	239,400	399,375

Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	81,580	268,825

Zhejiang Weixing New Building Materials Co. Ltd., Class A	57,697	209,099

Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	135,100	243,599

Zhongsheng Group Holdings Ltd.	56,500	427,363

Zhuzhou Kibing Group Co. Ltd., Class A	94,600	223,375

Zijin Mining Group Co. Ltd., Class H	244,000	340,908

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

China — continued

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	321,200	444,000

ZTO Express Cayman, Inc., ADR	16,128	518,676

		48,712,379

Colombia — 0.3%

Bancolombia SA (Preference)	44,139	329,281

Ecopetrol SA	265,969	156,607

Grupo Aval Acciones y Valores SA (Preference)	296,047	87,158

		573,046

Czech Republic — 0.1%

Moneta Money Bank A/S* (a)	32,627	121,170

O2 Czech Republic A/S*	8,002	98,393

		219,563

Egypt — 0.2%

Commercial International Bank Egypt SAE*	80,373	299,083

ElSewedy Electric Co.*	282,705	145,465

		444,548

Greece — 1.1%

Hellenic Telecommunications Organization SA	32,889	557,719

JUMBO SA	19,488	364,072

Mytilineos SA	28,758	534,304

OPAP SA	36,399	558,221

		2,014,316

Hong Kong — 0.4%

Kingboard Laminates Holdings Ltd.	157,500	392,858

Nine Dragons Paper Holdings Ltd.	243,000	332,977

		725,835

Hungary — 0.7%

Magyar Telekom Telecommunications plc	75,697	104,788

OTP Bank Nyrt.*	14,170	637,010

Richter Gedeon Nyrt.	20,102	574,929

		1,316,727

India — 9.1%

Asian Paints Ltd.	2,095	71,633

Aurobindo Pharma Ltd.	14,971	198,053

Bajaj Auto Ltd.*	6,917	357,510

Bajaj Holdings & Investment Ltd.*	717	33,060

Bharat Petroleum Corp. Ltd.	30,749	174,553

Castrol India Ltd.	18,894	32,032

Cipla Ltd.*	17,707	217,394

Coal India Ltd.	13,482	24,165

INVESTMENTS	SHARES	VALUE($)

India — continued

Colgate-Palmolive India Ltd.	4,912	98,164

Dabur India Ltd.	37,429	271,657

Divi’s Laboratories Ltd.*	6,982	382,551

Dr Reddy’s Laboratories Ltd.	7,603	529,136

GAIL India Ltd.	17,060	31,514

Glenmark Pharmaceuticals Ltd.	9,962	77,464

HCL Technologies Ltd.	44,039	533,596

Hindalco Industries Ltd.	18,461	90,501

Hindustan Petroleum Corp. Ltd.	20,446	64,591

Hindustan Unilever Ltd.	52,855	1,676,432

Hindustan Zinc Ltd.	6,360	26,161

Housing Development Finance Corp. Ltd.	41,155	1,340,225

ICICI Lombard General Insurance Co. Ltd. (a)	4,608	87,839

Indian Oil Corp. Ltd.	11,584	14,170

Indus Towers Ltd.	77,718	264,246

Infosys Ltd.	159,247	2,894,108

ITC Ltd.	213,069	581,818

JSW Steel Ltd.	13,936	134,644

Larsen & Toubro Infotech Ltd. (a)	443	23,230

Motherson Sumi Systems Ltd.*	35,164	101,716

Mphasis Ltd.	3,185	75,797

Muthoot Finance Ltd.	1,626	25,378

Nestle India Ltd.	1,815	399,179

NHPC Ltd.	218,151	71,326

NMDC Ltd.	30,508	63,953

NTPC Ltd.	162,705	224,624

Oil & Natural Gas Corp. Ltd.	114,862	166,884

Oil India Ltd.	11,968	19,650

Petronet LNG Ltd.	52,833	170,899

Piramal Enterprises Ltd.	4,098	92,760

Power Grid Corp. of India Ltd.	76,249	226,231

REC Ltd.	51,075	88,106

Reliance Industries Ltd.	88,922	2,388,998

Sun Pharmaceutical Industries Ltd.	24,419	215,526

Tata Consultancy Services Ltd.	36,070	1,476,113

Tata Power Co. Ltd. (The)	190,531	253,447

Tech Mahindra Ltd.	2,768	35,819

Titan Co. Ltd.	12,015	241,520

Torrent Power Ltd.	10,673	57,014

United Breweries Ltd.	2,744	44,837

UPL Ltd.	11,499	94,019

Vedanta Ltd.	68,959	238,916

Wipro Ltd.	48,456	320,474

		17,323,633

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	141

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Indonesia — 3.3%

Adaro Energy Tbk. PT	3,722,800	320,106

Astra International Tbk. PT	1,327,900	504,649

Bank Central Asia Tbk. PT	596,100	1,319,622

Bank Rakyat Indonesia Persero Tbk. PT	3,525,500	986,558

Bukit Asam Tbk. PT	1,326,500	217,068

Charoen Pokphand Indonesia Tbk. PT	902,700	440,106

Gudang Garam Tbk. PT*	67,300	168,044

Hanjaya Mandala Sampoerna Tbk. PT	1,805,100	164,579

Indofood CBP Sukses Makmur Tbk. PT	155,800	93,790

Indofood Sukses Makmur Tbk. PT	614,500	277,168

Kalbe Farma Tbk. PT	3,057,900	304,786

Media Nusantara Citra Tbk. PT*	2,495,000	169,076

Sarana Menara Nusantara Tbk. PT	3,843,300	303,141

Telkom Indonesia Persero Tbk. PT	3,710,400	819,793

Unilever Indonesia Tbk. PT	308,400	128,009

XL Axiata Tbk. PT	1,266,000	182,615

		6,399,110

Kuwait — 1.5%

Agility Public Warehousing Co. KSC	142,553	447,274

Gulf Bank KSCP	100,000	71,997

Humansoft Holding Co. KSC	17,230	188,078

Kuwait Finance House KSCP	256,482	614,136

Mobile Telecommunications Co. KSCP	276,326	551,910

National Bank of Kuwait SAKP	358,778	977,991

		2,851,386

Malaysia — 2.7%

AMMB Holdings Bhd.	175,400	127,463

Astro Malaysia Holdings Bhd.	206,200	49,838

Axiata Group Bhd.	311,600	294,222

CIMB Group Holdings Bhd.	51,855	52,350

DiGi.Com Bhd.	243,300	248,786

Hartalega Holdings Bhd.	178,700	447,734

Hong Leong Financial Group Bhd.	10,600	42,878

Kuala Lumpur Kepong Bhd.	20,100	107,948

Malayan Banking Bhd.	39,808	79,951

Maxis Bhd.	325,500	365,404

MISC Bhd.	29,100	48,120

Nestle Malaysia Bhd.	6,700	221,868

Petronas Dagangan Bhd.	12,600	61,926

Petronas Gas Bhd.	106,900	410,421

PPB Group Bhd.	89,760	405,371

Press Metal Aluminium Holdings Bhd.	149,200	189,257

RHB Bank Bhd.	93,000	118,175

Supermax Corp. Bhd.	233,400	342,585

Telekom Malaysia Bhd.	238,500	332,245

INVESTMENTS	SHARES	VALUE($)

Malaysia — continued

Tenaga Nasional Bhd.	292,200	710,023

Top Glove Corp. Bhd.	381,500	525,111

		5,181,676

Mexico — 5.0%

Alfa SAB de CV, Class A	492,406	343,228

Alpek SAB de CV	21,322	23,809

America Movil SAB de CV, Series L	544,104	381,144

Arca Continental SAB de CV	83,781	450,772

Cemex SAB de CV*	904,081	714,089

Coca-Cola Femsa SAB de CV	64,128	300,807

Controladora Nemak SAB de CV*	523,755	71,878

El Puerto de Liverpool SAB de CV, Class C1	18,216	76,759

Fibra Uno Administracion SA de CV, REIT	195,011	240,671

Fomento Economico Mexicano SAB de CV	21,532	167,126

Gruma SAB de CV, Class B	40,035	436,043

Grupo Aeroportuario del Centro Norte SAB de CV*	58,505	365,552

Grupo Aeroportuario del Pacifico SAB de CV, Class B*	49,676	511,376

Grupo Aeroportuario del Sureste SAB de CV, Class B*	30,713	520,106

Grupo Bimbo SAB de CV, Series A	188,692	376,695

Grupo Carso SAB de CV, Series A1*	44,753	127,474

Grupo Financiero Banorte SAB de CV, Class O	121,925	692,295

Grupo Mexico SAB de CV, Series B	222,924	1,011,120

Kimberly-Clark de Mexico SAB de CV, Class A	246,361	427,000

Megacable Holdings SAB de CV	93,662	342,939

Orbia Advance Corp. SAB de CV	118,591	331,706

Promotora y Operadora de Infraestructura SAB de CV	33,889	260,763

Qualitas Controladora SAB de CV	23,823	129,658

Wal-Mart de Mexico SAB de CV	360,081	1,180,835

		9,483,845

Pakistan — 0.0% (c)

Oil & Gas Development Co. Ltd.	139,813	83,138

Philippines — 0.7%

Globe Telecom, Inc.	6,215	236,596

JG Summit Holdings, Inc.	87,481	95,757

Manila Electric Co.	41,080	232,744

Metro Pacific Investments Corp.	2,686,200	225,689

PLDT, Inc.	10,260	270,822

Puregold Price Club, Inc.	152,100	117,786

San Miguel Corp.	27,810	66,353

		1,245,747

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Qatar — 1.6%

Barwa Real Estate Co.	13,448	11,933

Commercial Bank PSQC (The)	105,646	156,684

Industries Qatar QSC	185,189	683,342

Masraf Al Rayan QSC	229,204	281,252

Ooredoo QPSC	95,960	186,678

Qatar Electricity & Water Co. QSC	55,266	261,075

Qatar Fuel QSC	45,503	227,452

Qatar Gas Transport Co. Ltd.	547,529	473,848

Qatar International Islamic Bank QSC	43,608	110,787

Qatar National Bank QPSC	135,183	664,591

United Development Co. QSC	94,892	41,413

		3,099,055

Russia — 5.7%

Federal Grid Co. Unified Energy System PJSC	141,092,766	399,053

Inter RAO UES PJSC	6,923,021	451,204

LUKOIL PJSC	20,605	1,588,946

Magnit PJSC	7,478	508,224

Magnitogorsk Iron & Steel Works PJSC	403,974	349,900

MMC Norilsk Nickel PJSC	3,407	1,162,335

Mobile TeleSystems PJSC	128,327	546,538

Novolipetsk Steel PJSC	182,214	643,094

Polyus PJSC	1,934	356,503

ROSSETI PJSC	17,363,673	328,859

Rostelecom PJSC*	275,481	380,076

RusHydro PJSC	38,562,926	420,238

Sberbank of Russia PJSC	550,983	2,176,788

Severstal PAO	20,878	492,248

Sistema PJSFC	926,900	417,134

Surgutneftegas PJSC (Preference)	693,021	394,778

Tatneft PJSC	18,389	123,762

Unipro PJSC	3,755,496	143,338

		10,883,018

Saudi Arabia — 3.4%

Abdullah Al Othaim Markets Co.	7,410	265,826

Al Rajhi Bank	41,511	1,092,953

Almarai Co. JSC	25,884	370,808

Dr Sulaiman Al Habib Medical Services Group Co.	4,010	161,242

Etihad Etisalat Co.*	65,070	535,641

Jarir Marketing Co.	8,166	433,319

Mobile Telecommunications Co. Saudi Arabia*	123,995	499,621

Mouwasat Medical Services Co.*	2,811	132,972

Saudi Airlines Catering Co.*	6,759	137,149

INVESTMENTS	SHARES	VALUE($)

Saudi Arabia — continued

Saudi Cement Co.	19,950	344,186

Saudi Ground Services Co.*	23,730	220,895

Saudi Industrial Investment Group	27,180	256,262

Saudi Telecom Co.	35,901	1,213,897

Savola Group (The)	27,133	288,415

Seera Group Holding*	39,238	208,630

Yanbu Cement Co.	26,405	302,057

		6,463,873

South Africa — 6.6%

African Rainbow Minerals Ltd.	25,284	471,966

Anglo American Platinum Ltd.	4,087	558,124

Aspen Pharmacare Holdings Ltd.*	4,337	48,264

AVI Ltd.	55,127	269,620

Barloworld Ltd.*	56,092	369,950

Bid Corp. Ltd.*	28,565	563,165

Bidvest Group Ltd. (The)	19,094	220,489

Capitec Bank Holdings Ltd.*	3,044	311,988

Clicks Group Ltd.	34,231	571,677

Exxaro Resources Ltd.	22,064	232,012

Foschini Group Ltd. (The)*	49,731	394,422

Kumba Iron Ore Ltd.	6,889	312,190

Mr Price Group Ltd.	35,205	440,411

MultiChoice Group	54,899	472,461

Naspers Ltd., Class N	15,798	3,595,309

Nedbank Group Ltd.*	22,036	224,519

Netcare Ltd.*	232,104	241,026

Pick n Pay Stores Ltd.	65,434	244,140

Shoprite Holdings Ltd.	41,751	416,258

Sibanye Stillwater Ltd.	159,099	740,192

SPAR Group Ltd. (The)	22,826	288,136

Tiger Brands Ltd.	24,500	329,426

Truworths International Ltd.	102,753	341,010

Vodacom Group Ltd.	73,018	633,027

Woolworths Holdings Ltd.*	92,131	312,557

		12,602,339

Taiwan — 12.3%

Accton Technology Corp.	45,000	509,539

Asia Cement Corp.	211,000	375,334

Cheng Shin Rubber Industry Co. Ltd.	206,000	397,313

Chicony Electronics Co. Ltd.	101,551	305,753

China Airlines Ltd.*	481,000	364,523

China Steel Corp.	161,000	225,321

Chunghwa Telecom Co. Ltd.	269,000	1,096,532

CTBC Financial Holding Co. Ltd.	1,262,395	1,027,390

E.Sun Financial Holding Co. Ltd.	761,938	734,263

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	143

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Taiwan — continued

Eclat Textile Co. Ltd.	29,000	555,271

Eternal Materials Co. Ltd.	86,000	140,640

Far Eastern New Century Corp.	436,000	517,104

Far EasTone Telecommunications Co. Ltd.*	176,000	409,825

Feng TAY Enterprise Co. Ltd.	22,000	162,843

First Financial Holding Co. Ltd.	647,340	529,443

Formosa Chemicals & Fibre Corp.	131,000	424,703

Formosa Petrochemical Corp.	133,000	491,576

Formosa Plastics Corp.	107,000	404,498

Formosa Taffeta Co. Ltd.	215,000	254,281

Giant Manufacturing Co. Ltd.	32,000	406,363

Globalwafers Co. Ltd.	14,000	429,086

Hotai Motor Co. Ltd.	31,000	667,059

Hua Nan Financial Holdings Co. Ltd.	84,253	57,228

Lite-On Technology Corp.	173,000	392,055

Mega Financial Holding Co. Ltd.	665,233	776,430

momo.com, Inc.	10,000	365,921

Nan Ya Plastics Corp.	402,000	1,263,275

Nien Made Enterprise Co. Ltd.	21,000	338,739

Novatek Microelectronics Corp.	7,000	154,439

Pou Chen Corp.	423,000	537,125

President Chain Store Corp.	61,000	589,572

Realtek Semiconductor Corp.*	39,000	735,732

SinoPac Financial Holdings Co. Ltd.	644,580	305,856

Synnex Technology International Corp.	14,200	28,202

Taiwan Cooperative Financial Holding Co. Ltd.	611,618	467,719

Taiwan Fertilizer Co. Ltd.	213,000	464,056

Taiwan High Speed Rail Corp.	116,000	130,375

Taiwan Mobile Co. Ltd.	179,000	640,819

Taiwan Semiconductor Manufacturing Co. Ltd.	173,000	3,643,315

Uni-President Enterprises Corp.	372,000	996,386

Yuanta Financial Holding Co. Ltd.	1,015,291	941,712

Yulon Motor Co. Ltd.*	136,000	220,890

		23,478,506

Thailand — 3.1%

Advanced Info Service PCL	110,700	607,453

Bangkok Bank PCL	8,600	33,498

Bangkok Bank PCL, NVDR	16,300	63,495

Bangkok Dusit Medical Services PCL, Class F	259,900	181,021

Bumrungrad Hospital PCL	32,600	140,040

Carabao Group PCL, NVDR	55,500	200,280

Charoen Pokphand Foods PCL	361,400	336,328

Digital Telecommunications Infrastructure Fund, Class F	202,800	78,157

Electricity Generating PCL	52,300	296,071

INVESTMENTS	SHARES	VALUE($)

Thailand — continued

Global Power Synergy PCL, NVDR	114,400	266,805

Home Product Center PCL	783,300	353,968

Krung Thai Bank PCL	547,100	198,188

Osotspa PCL, NVDR	111,500	127,918

PTT Exploration & Production PCL	166,500	633,088

PTT PCL	814,600	1,038,188

Ratch Group PCL	188,500	305,466

Siam Commercial Bank PCL (The)	199,400	671,695

Thai Union Group PCL, Class F	521,100	252,420

Total Access Communication PCL	46,200	48,507

Total Access Communication PCL, NVDR	142,000	149,089

		5,981,675

Turkey — 2.2%

Anadolu Efes Biracilik ve Malt Sanayii A/S	63,133	177,836

Arcelik A/S	67,206	279,035

Aselsan Elektronik Sanayi ve Ticaret A/S	189,770	343,838

BIM Birlesik Magazalar A/S	57,309	449,957

Coca-Cola Icecek A/S	29,743	282,679

Enerjisa Enerji A/S(a)	129,506	160,633

Enka Insaat ve Sanayi A/S	100,163	94,976

Eregli Demir ve Celik Fabrikalari TAS	188,532	433,598

Ford Otomotiv Sanayi A/S	18,603	395,036

Haci Omer Sabanci Holding A/S	191,026	187,123

Koza Altin Isletmeleri A/S*	17,797	241,707

Tofas Turk Otomobil Fabrikasi A/S	76,882	277,114

Turk Telekomunikasyon A/S	374,306	288,006

Turkcell Iletisim Hizmetleri A/S	225,627	404,446

Turkiye Sise ve Cam Fabrikalari A/S	175,389	159,090

Turkiye Vakiflar Bankasi TAO, Class D*	287,097	118,830

		4,293,904

United Arab Emirates — 1.4%

Abu Dhabi Commercial Bank PJSC	124,866	212,675

Abu Dhabi Islamic Bank PJSC	41,794	54,785

Aldar Properties PJSC	310,807	296,199

Dubai Islamic Bank PJSC	88,413	106,960

Emaar Malls PJSC*	109,079	54,376

Emirates NBD Bank PJSC	128,771	436,283

Emirates Telecommunications Group Co. PJSC	146,870	846,877

First Abu Dhabi Bank PJSC	178,934	692,507

		2,700,662

United States — 0.3%

JBS SA	120,199	668,258

Total Common Stocks (Cost $162,426,126)		191,294,643

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	NO. OF RIGHTS	VALUE($)
Rights — 0.0%

China — 0.0%

Legend Holdings Corp., expiring 6/30/2021* ‡ (Cost $ — )	2,638	—

	SHARES
Short-Term Investments — 0.1%

Investment of Cash Collateral from Securities Loaned — 0.1%

JPMorgan U.S. Government Money Market Fund

Class IM Shares, 0.03% (d) (e) (Cost $249,000)	249,000	249,000

Total Investments — 100.1% (Cost $162,675,126)		191,543,643
Liabilities in Excess of Other Assets — (0.1)%		(179,558)

NET ASSETS — 100.0%		191,364,085

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS

Banks	13.3%

Metals & Mining	8.0

Oil, Gas & Consumable Fuels	6.7

Food Products	4.8

Wireless Telecommunication Services	4.0

Electric Utilities	3.9

Diversified Telecommunication Services	3.6

Beverages	3.3

Food & Staples Retailing	3.0

Independent Power and Renewable Electricity Producers	2.9

IT Services	2.9

Chemicals	2.8

Pharmaceuticals	2.6

Semiconductors & Semiconductor Equipment	2.6

Textiles, Apparel & Luxury Goods	2.4

Internet & Direct Marketing Retail	2.1

Construction Materials	1.9

Specialty Retail	1.8

Transportation Infrastructure	1.7

Industrial Conglomerates	1.7

Health Care Equipment & Supplies	1.6

Machinery	1.5

Automobiles	1.4

Gas Utilities	1.4

Household Products	1.2

Insurance	1.1

Real Estate Management & Development	1.1

Health Care Providers & Services	1.1

Others (each less than 1.0%)	13.5

Short-Term Investments	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	145

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-voting depository receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limitedliability company
REIT	RealEstate Investment Trust

(a)

    Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 is $55,846.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of April 30, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%

Australia — 10.1%

AGL Energy Ltd.	334,630	2,305,706

Alumina Ltd.	1,620,934	2,147,862

Ampol Ltd.	96,425	1,900,717

Ansell Ltd.	124,101	4,037,041

APA Group	332,675	2,570,362

Aurizon Holdings Ltd.	117,071	336,810

AusNet Services	1,315,936	1,926,172

Beach Energy Ltd.	487,594	472,609

BHP Group Ltd.	98,915	3,600,098

BHP Group plc	122,958	3,702,858

Coca-Cola Amatil Ltd.‡	240,556	2,468,360

Cochlear Ltd.	6,603	1,130,300

Coles Group Ltd.	200,231	2,514,435

Crown Resorts Ltd.*	24,001	225,386

CSL Ltd.	12,458	2,602,406

CSR Ltd.	539,638	2,478,337

Dexus, REIT	339,995	2,668,889

Evolution Mining Ltd.	399,917	1,416,027

Fortescue Metals Group Ltd.	201,296	3,482,687

GPT Group (The), REIT	704,860	2,508,789

Harvey Norman Holdings Ltd.	449,774	1,824,588

JB Hi-Fi Ltd.	32,492	1,155,902

Macquarie Group Ltd.	22,447	2,766,874

Metcash Ltd.	488,084	1,337,203

Mirvac Group, REIT	891,098	1,846,370

Origin Energy Ltd.	629,627	2,013,284

Qantas Airways Ltd.*	51,350	194,775

Ramsay Health Care Ltd.	52,063	2,698,910

REA Group Ltd.	10,017	1,218,716

Rio Tinto Ltd.	37,995	3,531,442

Rio Tinto plc	48,023	4,022,275

Santos Ltd.	556,461	2,953,924

Sonic Healthcare Ltd.	135,316	3,740,127

Tabcorp Holdings Ltd.	620,883	2,367,336

Telstra Corp. Ltd.	1,052,976	2,750,769

TPG Telecom Ltd.	197,532	838,632

Vicinity Centres, REIT	462,347	565,015

Vocus Group Ltd.*	177,639	748,798

Wesfarmers Ltd.	90,100	3,755,906

Woodside Petroleum Ltd.	159,233	2,777,132

		87,603,829

Austria — 0.1%

OMV AG	22,835	1,122,534

Belgium — 0.6%

Etablissements Franz Colruyt NV	31,715	1,880,921

INVESTMENTS	SHARES	VALUE($)

Belgium — continued

Groupe Bruxelles Lambert SA	12,104	1,323,613

Proximus SADP	109,231	2,327,162

		5,531,696

Brazil — 0.3%

Yara International ASA	49,914	2,603,620

Cambodia — 0.1%

NagaCorp Ltd.	414,000	442,523

Chile — 0.4%

Antofagasta plc	141,588	3,647,327

China — 1.3%

Lenovo Group Ltd.	2,608,000	3,563,454

Tingyi Cayman Islands Holding Corp.	846,000	1,520,086

Uni-President China Holdings Ltd.	823,000	999,752

Want Want China Holdings Ltd.	2,445,000	1,767,052

Wilmar International Ltd.	849,900	3,326,191

		11,176,535

Denmark — 0.9%

Carlsberg A/S, Class B	8,759	1,536,680

Chr Hansen Holding A/S*	1,126	103,375

DSV Panalpina A/S	3,869	861,976

Genmab A/S*	8,075	2,963,219

Novo Nordisk A/S, Class B	30,901	2,279,489

		7,744,739

Finland — 2.2%

Elisa OYJ	45,558	2,582,564

Fortum OYJ (a)	131,105	3,445,282

Kesko OYJ, Class B	132,774	4,042,886

Neste OYJ	49,426	2,988,829

Orion OYJ, Class B	11,839	524,217

Stora Enso OYJ, Class R	108,512	2,076,102

UPM-Kymmene OYJ	86,552	3,384,803

		19,044,683

France — 3.8%

Air Liquide SA	8,702	1,465,437

Arkema SA	18,295	2,287,185

Atos SE	18,492	1,259,299

Capgemini SE	20,519	3,760,046

Covivio, REIT	6,665	594,592

Eiffage SA*	25,701	2,815,226

Gecina SA, REIT	18,027	2,638,751

Iliad SA	3,787	687,672

Klepierre SA, REIT	61,669	1,636,765

Orange SA	122,046	1,519,866

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	147

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

France — continued

Pernod Ricard SA	15,500	3,183,184

Schneider Electric SE	7,215	1,151,196

TOTAL SE	42,328	1,870,805

Unibail—Rodamco-Westfield, REIT*	31,639	2,605,525

Vinci SA	22,215	2,437,647

Vivendi SE*	85,623	2,984,862

		32,898,058

Germany — 3.1%

Aroundtown SA	92,650	713,416

Daimler AG (Registered)	25,241	2,246,417

Deutsche Telekom AG (Registered)	168,029	3,233,727

Deutsche Wohnen SE	34,736	1,879,171

Evonik Industries AG	24,770	867,175

Fresenius Medical Care AG & Co. KGaA	31,064	2,473,512

Hannover Rueck SE	11,679	2,156,656

Hella GmbH & Co. KGaA* (a)	13,551	812,998

Infineon Technologies AG	29,828	1,196,120

LEG Immobilien SE	5,721	795,993

Merck KGaA	7,003	1,230,318

ProSiebenSat.1 Media SE*	68,160	1,480,342

SAP SE	19,159	2,682,657

Telefonica Deutschland Holding AG	565,863	1,644,496

Uniper SE	33,894	1,236,731

Vonovia SE	39,004	2,562,747

		27,212,476

Hong Kong — 4.1%

ASM Pacific Technology Ltd.	88,600	1,338,164

CK Asset Holdings Ltd.	359,500	2,250,693

CK Infrastructure Holdings Ltd.	431,500	2,638,401

CLP Holdings Ltd.	353,000	3,484,365

Hong Kong & China Gas Co. Ltd.	1,663,708	2,668,668

Hutchison Port Holdings Trust	2,767,200	690,370

Hysan Development Co. Ltd.	98,000	368,928

Link, REIT	199,300	1,880,010

MTR Corp. Ltd.	343,500	1,913,102

New World Development Co. Ltd.	219,750	1,162,845

PCCW Ltd.	3,742,000	2,164,940

Power Assets Holdings Ltd.	454,500	2,793,270

Sun Hung Kai Properties Ltd.	164,500	2,474,468

Techtronic Industries Co. Ltd.	174,500	3,166,263

WH Group Ltd. (b)	2,068,000	1,801,852

Xinyi Glass Holdings Ltd.	1,140,000	4,039,026

Yue Yuen Industrial Holdings Ltd.	364,000	911,004

		35,746,369

INVESTMENTS	SHARES	VALUE($)

Indonesia — 0.1%

First Pacific Co. Ltd.	538,000	184,403

Golden Agri-Resources Ltd.	4,302,500	807,002

		991,405

Ireland — 0.5%

CRH plc	33,848	1,597,092

Flutter Entertainment plc*	9,140	1,872,982

Smurfit Kappa Group plc	18,226	931,719

		4,401,793

Italy — 1.5%

Banca Mediolanum SpA	55,151	514,585

Davide Campari-Milano NV (a)	145,812	1,720,641

Enel SpA	82,604	820,203

Eni SpA	4,174	49,716

Italgas SpA	333,896	2,177,617

Poste Italiane SpA (b)	118,433	1,550,423

Recordati Industria Chimica e Farmaceutica SpA	26,452	1,457,468

Snam SpA	351,698	1,979,024

Telecom Italia SpA	3,113,053	1,706,796

Terna Rete Elettrica Nazionale SpA	175,347	1,292,563

		13,269,036

Japan — 28.1%

Activia Properties, Inc., REIT	121	557,947

Advance Residence Investment Corp., REIT	233	742,067

Advantest Corp.	5,900	557,757

Aeon Co. Ltd.	86,600	2,363,221

Aeon Mall Co. Ltd.	43,000	682,607

Ajinomoto Co., Inc.	79,300	1,585,879

Alfresa Holdings Corp.	65,700	1,177,718

Anritsu Corp.	77,400	1,503,850

Aozora Bank Ltd.	9,900	213,156

Asahi Group Holdings Ltd.	42,100	1,760,331

Astellas Pharma, Inc.	144,500	2,174,879

Brother Industries Ltd.	39,900	846,004

Canon Marketing Japan, Inc.	57,000	1,376,102

Capcom Co. Ltd.	64,600	2,095,819

Casio Computer Co. Ltd.	45,400	803,863

Chubu Electric Power Co., Inc.	206,300	2,500,026

Chugai Pharmaceutical Co. Ltd.	64,800	2,432,262

Chugoku Electric Power Co., Inc. (The)	203,500	2,277,522

COMSYS Holdings Corp.	101,700	3,157,382

Cosmo Energy Holdings Co. Ltd.	117,300	2,512,665

Cosmos Pharmaceutical Corp.	17,300	2,483,018

CyberAgent, Inc.	123,600	2,536,575

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Japan — continued

Dai Nippon Printing Co. Ltd.	48,100	953,110

Daiichi Sankyo Co. Ltd.	52,100	1,330,656

Daito Trust Construction Co. Ltd.	15,600	1,658,794

Daiwa House REIT Investment Corp., REIT	285	763,288

Daiwa Securities Group, Inc.	290,900	1,552,277

Denka Co. Ltd.	11,100	434,704

DIC Corp.	47,200	1,206,388

Electric Power Development Co. Ltd.	175,800	2,818,431

ENEOS Holdings, Inc.	675,000	2,903,117

Fuji Media Holdings, Inc.	17,100	208,079

FUJIFILM Holdings Corp.	53,600	3,471,954

Fujitsu Ltd.	19,400	3,081,845

Fukuoka Financial Group, Inc.	22,900	390,578

GLP J-REIT, REIT	583	977,268

Gunma Bank Ltd. (The)	134,800	440,979

Hachijuni Bank Ltd. (The)	133,900	457,782

Hankyu Hanshin Holdings, Inc.	54,000	1,703,111

Hikari Tsushin, Inc.	12,500	2,514,501

Hoya Corp.	8,600	977,522

Idemitsu Kosan Co. Ltd.	7,737	185,038

Iida Group Holdings Co. Ltd.	71,700	1,746,209

Industrial & Infrastructure Fund Investment Corp., REIT	269	487,084

Inpex Corp.	374,300	2,547,114

ITOCHU Corp.	94,200	2,940,806

Itochu Techno-Solutions Corp.	50,100	1,733,555

Iwatani Corp.	23,100	1,447,758

Japan Metropolitan Fund Invest, REIT	1,640	1,616,159

Japan Post Holdings Co. Ltd.*	273,500	2,298,344

Japan Post Insurance Co. Ltd.	100,200	1,931,948

Japan Tobacco, Inc.	137,700	2,583,069

Kajima Corp.	116,600	1,612,924

Kaken Pharmaceutical Co. Ltd.	15,800	651,445

Kaneka Corp.	5,800	225,897

Kansai Electric Power Co., Inc. (The)	254,500	2,527,883

KDDI Corp.	107,300	3,243,621

Keisei Electric Railway Co. Ltd.	600	18,738

Kikkoman Corp.	24,500	1,505,626

Kinden Corp.	59,100	1,006,204

Kirin Holdings Co. Ltd.	54,100	1,015,957

K’s Holdings Corp.	215,900	2,945,370

Kyowa Kirin Co. Ltd.	32,300	983,151

Kyushu Electric Power Co., Inc.	58,300	534,363

Lawson, Inc.	15,500	696,587

Lintec Corp.	51,800	1,127,171

Lion Corp.	27,400	514,111

INVESTMENTS	SHARES	VALUE($)

Japan — continued

Mani, Inc.	32,500	766,007

Marubeni Corp.	389,800	3,246,736

Matsui Securities Co. Ltd.	73,600	577,821

Matsumotokiyoshi Holdings Co. Ltd.	12,400	498,684

Mebuki Financial Group, Inc.	163,000	355,653

Medipal Holdings Corp.	100,700	1,852,931

MEIJI Holdings Co. Ltd.	21,100	1,309,330

Mitsubishi Corp.	30,800	851,642

Mitsubishi Estate Co. Ltd.	146,500	2,411,228

Mitsubishi Gas Chemical Co., Inc.	139,100	3,213,864

Mitsubishi HC Capital, Inc.	376,450	2,163,505

Mitsui & Co. Ltd.	138,100	2,914,413

Mitsui Chemicals, Inc.	39,000	1,227,718

Mitsui Fudosan Logistics Park, Inc., REIT	104	538,281

Mochida Pharmaceutical Co. Ltd.	67,900	2,367,984

NH Foods Ltd.	11,800	527,043

Nifco, Inc.	8,500	290,390

Nintendo Co. Ltd.	5,800	3,327,189

Nippo Corp.	92,700	2,427,745

Nippon Express Co. Ltd.	2,400	183,681

Nippon Paper Industries Co. Ltd.	13,700	168,540

Nippon Prologis REIT, Inc., REIT	374	1,198,474

Nippon Shokubai Co. Ltd.	19,600	1,030,157

Nippon Telegraph & Telephone Corp.	126,000	3,176,824

Nisshin Seifun Group, Inc.	41,600	671,936

Nissin Foods Holdings Co. Ltd.	31,300	2,217,949

Nitto Denko Corp.	39,200	3,243,968

NOF Corp.	9,400	496,759

Nomura Holdings, Inc.	449,200	2,414,520

Nomura Real Estate Holdings, Inc.	74,200	1,829,217

Nomura Research Institute Ltd.	99,400	3,050,494

Obayashi Corp.	117,500	1,075,063

Ono Pharmaceutical Co. Ltd.	91,000	2,292,186

Open House Co. Ltd.	42,100	1,748,261

ORIX Corp.	153,300	2,474,855

Orix JREIT, Inc., REIT	400	705,590

Osaka Gas Co. Ltd.	128,400	2,485,307

Penta-Ocean Construction Co. Ltd.	53,100	413,986

Pigeon Corp.	27,500	933,309

Rakuten Group, Inc.	206,800	2,628,877

Relo Group, Inc.	20,100	413,067

RENOVA, Inc.*	69,200	2,179,427

Resona Holdings, Inc.	481,300	1,981,338

Rinnai Corp.	4,900	492,031

Sankyo Co. Ltd.	29,100	752,433

Sawai Group Holdings Co. Ltd.	26,200	1,260,975

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	149

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Japan — continued

SBI Holdings, Inc.	66,700	1,885,263

SCSK Corp.	16,000	928,510

Sekisui Chemical Co. Ltd.	52,300	911,871

Sekisui House Ltd.	59,500	1,205,031

Sekisui House Reit, Inc., REIT	603	501,742

Shimamura Co. Ltd.	8,100	801,331

Shionogi & Co. Ltd.	43,800	2,309,102

Ship Healthcare Holdings, Inc.	20,200	529,399

SKY Perfect JSAT Holdings, Inc.	192,300	809,010

Skylark Holdings Co. Ltd.*	68,000	1,010,003

SoftBank Corp.	188,900	2,434,993

SoftBank Group Corp.	35,600	3,207,939

Sojitz Corp.	806,800	2,410,028

Sony Group Corp.	31,900	3,189,328

Sugi Holdings Co. Ltd.	33,900	2,603,664

Sumitomo Dainippon Pharma Co. Ltd.	49,600	861,119

Sumitomo Mitsui Financial Group, Inc.	53,000	1,861,822

Sumitomo Realty & Development Co. Ltd.	54,500	1,819,260

Suzuken Co. Ltd.	22,000	792,825

Taisho Pharmaceutical Holdings Co. Ltd.	7,200	424,483

TDK Corp.	11,900	1,613,794

Teijin Ltd.	80,200	1,320,453

TIS, Inc.	5,500	136,457

Tobu Railway Co. Ltd.	17,800	458,350

Toho Gas Co. Ltd.	43,200	2,407,641

Tohoku Electric Power Co., Inc.	268,000	2,367,508

Tokuyama Corp.	66,200	1,495,963

Tokyo Century Corp.	7,400	457,480

Tokyo Electric Power Co. Holdings, Inc.*	441,600	1,309,425

Tokyo Electron Ltd.	8,700	3,951,435

Tokyo Gas Co. Ltd.	113,100	2,295,239

Tokyo Tatemono Co. Ltd.	34,200	506,341

Tosoh Corp.	100,800	1,786,673

Toyo Suisan Kaisha Ltd.	57,600	2,348,639

Toyota Industries Corp.	24,300	1,951,020

Tsumura & Co.	60,100	2,001,553

Tsuruha Holdings, Inc.	11,700	1,352,502

Ube Industries Ltd.	80,500	1,627,753

Unicharm Corp.	58,600	2,277,803

USS Co. Ltd.	60,700	1,101,453

Welcia Holdings Co. Ltd.	58,400	1,822,161

Yamada Holdings Co. Ltd.	410,600	2,044,064

Yamaguchi Financial Group, Inc.	7,600	44,953

Yokohama Rubber Co. Ltd. (The)	73,300	1,363,109

Zeon Corp.	67,100	1,069,894

		244,306,940

INVESTMENTS	SHARES	VALUE($)

Jordan — 0.3%

Hikma Pharmaceuticals plc	87,725	2,956,257

Luxembourg — 0.1%

RTL Group SA*	22,093	1,298,918

Netherlands — 2.6%

ASR Nederland NV	27,770	1,212,867

Heineken Holding NV	23,305	2,314,894

Koninklijke Ahold Delhaize NV	96,291	2,591,376

Koninklijke DSM NV	7,200	1,290,961

Koninklijke KPN NV	936,141	3,229,327

Koninklijke Philips NV*	53,486	3,024,267

NN Group NV	60,331	3,009,220

Royal Dutch Shell plc, Class A	159,584	3,002,776

Wolters Kluwer NV	35,858	3,243,395

		22,919,083

New Zealand — 0.9%

Fisher & Paykel Healthcare Corp. Ltd.	148,568	3,829,029

Spark New Zealand Ltd.	948,903	2,986,977

Xero Ltd.*	9,035	984,234

		7,800,240

Norway — 0.9%

Aker BP ASA	413	11,762

Equinor ASA	89,704	1,811,373

Mowi ASA	73,929	1,823,836

Orkla ASA	194,142	1,978,912

Salmar ASA	16,610	1,149,468

Telenor ASA	59,921	1,067,492

		7,842,843

Portugal — 0.6%

EDP — Energias de Portugal SA	621,436	3,453,195

Galp Energia SGPS SA	21,399	246,405

Jeronimo Martins SGPS SA	59,462	1,085,906

		4,785,506

Russia — 0.5%

Evraz plc	410,881	3,643,829

Polymetal International plc	27,942	576,966

		4,220,795

Singapore — 2.1%

Ascendas, REIT	621,042	1,447,226

CapitaLand Integrated Commercial Trust, REIT	671,208	1,082,903

ComfortDelGro Corp. Ltd.	185,000	238,703

DBS Group Holdings Ltd.	103,400	2,317,304

Keppel Corp. Ltd.	413,100	1,678,307

Keppel DC, REIT	276,800	558,781

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Singapore — continued

Mapletree Commercial Trust, REIT	802,200	1,315,949

Mapletree Industrial Trust, REIT	268,000	568,560

Mapletree Logistics Trust, REIT	557,900	832,743

Mapletree North Asia Commercial Trust, REIT (b)	506,000	414,538

Sembcorp Industries Ltd.	1,532,600	2,436,199

Singapore Press Holdings Ltd.	189,600	261,784

Singapore Telecommunications Ltd.	975,600	1,830,369

Suntec, REIT	637,900	731,027

Venture Corp. Ltd.	198,000	2,987,541

		18,701,934

South Africa — 0.2%

Anglo American plc	46,052	1,952,626

South Korea — 8.5%

Celltrion, Inc.*	37	8,808

CJ CheilJedang Corp.	3,116	1,106,015

DL Holdings Co. Ltd.	10,781	913,513

GS Engineering & Construction Corp.	48,623	1,923,073

GS Holdings Corp.	4,770	183,922

GS Retail Co. Ltd.	32,083	1,029,662

Hana Financial Group, Inc.	72,667	2,978,578

Hanwha Corp.	22,764	627,083

Hanwha Life Insurance Co. Ltd.	330,936	1,040,558

Hite Jinro Co. Ltd.	56,035	1,751,223

Hyundai Department Store Co. Ltd.	3,762	312,844

Hyundai Mobis Co. Ltd.	5,619	1,359,955

Industrial Bank of Korea	149,556	1,301,682

Kakao Corp.	40,465	4,120,423

Kangwon Land, Inc.*	13,938	315,633

KB Financial Group, Inc.	60,058	2,956,572

Kia Corp.	43,067	2,987,231

Korea Electric Power Corp.	90,911	1,929,356

Korea Gas Corp.*	62,773	1,966,723

Korea Investment Holdings Co. Ltd.	18,241	1,831,177

KT&G Corp.	32,489	2,404,185

LG Corp.	41,404	4,683,179

LG Household & Health Care Ltd.	1,497	2,067,550

LG Uplus Corp.	148,144	1,755,096

Mirae Asset Securities Co. Ltd.	114,235	1,023,401

NAVER Corp.	8,697	2,800,626

NH Investment & Securities Co. Ltd.	43,380	499,521

NongShim Co. Ltd.	1,444	369,511

Orion Corp.	13,098	1,375,843

POSCO	9,217	3,012,251

Samsung Electronics Co. Ltd.	59,791	4,357,896

INVESTMENTS	SHARES	VALUE($)

South Korea — continued

Samsung Life Insurance Co. Ltd.	24,214	1,773,255

Samsung Securities Co. Ltd.	18,318	699,965

SK Hynix, Inc.	20,999	2,395,594

SK Innovation Co. Ltd.*	15,015	3,631,741

SK Telecom Co. Ltd.	11,423	3,111,330

SKC Co. Ltd.	11,704	1,417,367

Woori Financial Group, Inc.	247,934	2,383,102

Yuhan Corp.	57,530	3,316,938

		73,722,382

Spain—1.6%

Acciona SA	9,812	1,705,739

Enagas SA	99,227	2,160,221

Endesa SA	116,770	3,071,252

Ferrovial SA	17,173	487,559

Iberdrola SA	221,837	2,997,896

Naturgy Energy Group SA	104,294	2,679,271

Siemens Gamesa Renewable Energy SA*	22,731	821,040

		13,922,978

Sweden — 4.3%

Boliden AB (a)	87,071	3,386,847

Castellum AB (a)	88,089	2,145,152

Fastighets AB Balder, Class B*	11,589	667,734

H & M Hennes & Mauritz AB, Class B*	140,382	3,454,435

Hexagon AB, Class B	38,914	3,717,023

Husqvarna AB, Class B	56,988	793,589

ICA Gruppen AB	54,344	2,504,881

Investor AB, Class B (a)	44,171	3,749,526

Kinnevik AB, Class B*	31,987	1,765,414

Securitas AB, Class B (a)	156,992	2,672,385

Skanska AB, Class B (a)	119,715	3,242,257

Svenska Cellulosa AB SCA, Class B	12,255	214,602

Swedish Match AB	40,195	3,290,546

Tele2 AB, Class B	146,605	1,893,593

Telia Co. AB	601,678	2,493,254

Trelleborg AB, Class B	48,637	1,265,332

		37,256,570

Switzerland — 2.1%

Baloise Holding AG (Registered)*	3,314	560,376

Coca-Cola HBC AG	27,797	960,718

EMS-Chemie Holding AG (Registered)	352	328,666

Kuehne + Nagel International AG (Registered) (a)	3,982	1,190,598

Logitech International SA (Registered)	27,700	3,083,131

Novartis AG (Registered)	29,159	2,488,324

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	151

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Switzerland — continued

Roche Holding AG	7,963	2,597,179

Sonova Holding AG (Registered)*	13,690	4,053,611

Swisscom AG (Registered)	5,348	2,903,691

		18,166,294

United Kingdom — 16.6%

3i Group plc	174,319	3,087,502

Admiral Group plc	81,282	3,512,097

Ashmore Group plc	144,434	798,336

Ashtead Group plc	64,667	4,154,916

Associated British Foods plc*	44,480	1,419,228

AstraZeneca plc	34,775	3,701,589

Auto Trader Group plc* (b)	429,344	3,380,052

AVEVA Group plc	56,422	2,711,721

B&M European Value Retail SA	285,876	2,234,680

Barratt Developments plc	48,424	516,309

Bellway plc	22,168	1,105,852

Berkeley Group Holdings plc	30,278	1,935,024

BP plc	594,106	2,487,136

British American Tobacco plc	82,574	3,063,773

British Land Co. plc (The), REIT	128,966	924,193

BT Group plc*	1,249,047	2,849,009

Centrica plc*	3,025,159	2,367,909

CK Hutchison Holdings Ltd.	97,042	793,135

ConvaTec Group plc (b)	899,553	2,710,759

Croda International plc	33,123	3,094,350

Derwent London plc, REIT	52,911	2,433,772

Diageo plc	76,186	3,420,098

Direct Line Insurance Group plc	436,115	1,715,988

GlaxoSmithKline plc	174,502	3,224,756

Halma plc	63,652	2,274,452

IMI plc	81,112	1,782,405

Imperial Brands plc	119,153	2,483,570

Informa plc*	48,261	375,139

InterContinental Hotels Group plc*	14,999	1,065,875

Intertek Group plc	21,630	1,833,561

J Sainsbury plc	253,858	833,796

Johnson Matthey plc	42,732	1,917,572

Land Securities Group plc, REIT	108,601	1,082,216

Legal & General Group plc	877,211	3,293,567

London Stock Exchange Group plc	31,901	3,259,273

Mondi plc	106,190	2,882,394

National Grid plc	252,119	3,178,100

Next plc*	25,185	2,714,094

Ocado Group plc*	64,262	1,860,318

Pearson plc	278,911	3,199,686

Pennon Group plc	177,434	2,534,455

Persimmon plc	39,837	1,723,371

INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued

Phoenix Group Holdings plc	227,590	2,232,610

Reckitt Benckiser Group plc	32,387	2,883,663

Rentokil Initial plc	430,461	2,975,034

Rightmove plc	205,106	1,738,729

Sage Group plc (The)	313,192	2,759,416

Schroders plc	8,903	443,579

Segro plc, REIT	268,654	3,732,300

Severn Trent plc	68,974	2,361,002

Smith & Nephew plc	57,990	1,255,121

Smiths Group plc	52,836	1,186,609

Spirax-Sarco Engineering plc	12,585	2,054,175

SSE plc	145,312	2,945,989

Standard Life Aberdeen plc	383,404	1,469,297

Tate & Lyle plc	276,381	3,057,483

Taylor Wimpey plc	538,568	1,336,025

Tesco plc	842,699	2,572,396

Unilever plc	23,062	1,346,943

Unilever plc	47,367	2,774,622

United Utilities Group plc	235,243	3,146,562

Vodafone Group plc	1,671,104	3,153,709

Wm Morrison Supermarkets plc	1,025,025	2,461,786

WPP plc	16,339	220,284

		144,043,362

United States—0.7%

Avast plc (b)	380,048	2,507,299

Ferguson plc	25,192	3,177,370

		5,684,669

Total Common Stocks (Cost $774,260,337)		863,018,020

Short-Term Investments — 1.5%

Investment of Cash Collateral from Securities Loaned — 1.5%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (c) (d)	10,757,573	10,758,649

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (c) (d)	2,658,940	2,658,940

Total Short-Term Investments (Cost $13,417,589)		13,417,589

Total Investments — 100.7% (Cost $787,677,926)		876,435,609
Liabilities in Excess of Other Assets — (0.7)%		(6,324,600)

NET ASSETS — 100.0%		870,111,009

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

Summary of Investments by Industry, April 30, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS

Electric Utilities	5.0%

Pharmaceuticals	4.9

Diversified Telecommunication Services	4.9

Equity Real Estate Investment Trusts (REITs)	4.6

Metals & Mining	4.4

Oil, Gas & Consumable Fuels	4.2

Chemicals	4.0

Food & Staples Retailing	4.0

Food Products	3.7

Insurance	3.0

Real Estate Management & Development	2.8

Gas Utilities	2.7

Capital Markets	2.5

Health Care Equipment & Supplies	2.5

Construction & Engineering	2.5

Beverages	2.3

Trading Companies & Distributors	2.2

Banks	2.0

Household Durables	2.0

Wireless Telecommunication Services	1.9

Technology Hardware, Storage & Peripherals	1.7

Specialty Retail	1.6

IT Services	1.6

Tobacco	1.6

Electronic Equipment, Instruments & Components	1.5

Health Care Providers & Services	1.5

Interactive Media & Services	1.5

Diversified Financial Services	1.4

Software	1.3

Multiline Retail	1.2

Media	1.2

Multi-Utilities	1.2

Semiconductors & Semiconductor Equipment	1.1

Industrial Conglomerates	1.0

Paper & Forest Products	1.0

Entertainment	1.0

Others (each less than 1.0%)	11.0

Short-Term Investments	1.5

Abbreviations

OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

(a)	The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 is $11,922,920.
(b)

    Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	153

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

Futures contracts outstanding as of April 30, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE E-Mini Index	77	06/2021	USD	8,687,910	202,916

Abbreviations

EAFE	Europe,Australasia, and Far East
MSCI	MorganStanley Capital International
USD	UnitedStates Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.9%

Automobiles & Parts — 0.6%

Ford Motor Co.*	138,208	1,594,920

Gentex Corp.	70,005	2,462,776

		4,057,696

Banks — 1.9%

Bank of America Corp.	36,876	1,494,584

Bank of Hawaii Corp.	5,983	543,795

Citizens Financial Group, Inc.	9,966	461,226

Discover Financial Services	10,105	1,151,970

Fifth Third Bancorp	50,538	2,048,811

Huntington Bancshares, Inc.	130,174	1,994,266

KeyCorp	23,156	503,875

People’s United Financial, Inc.	34,663	628,440

Popular, Inc. (Puerto Rico)	11,321	837,301

Regions Financial Corp.	24,927	543,409

Truist Financial Corp.	32,785	1,944,478

US Bancorp	14,846	881,110

		13,033,265

Beverages — 2.6%

Boston Beer Co., Inc. (The), Class A*	1,781	2,166,569

Brown-Forman Corp., Class B	27,056	2,063,832

Coca-Cola Co. (The)	46,924	2,532,957

Constellation Brands, Inc., Class A	9,002	2,163,361

Keurig Dr Pepper, Inc. (a)	62,145	2,227,898

Molson Coors Beverage Co., Class B* (a)	23,652	1,299,677

Monster Beverage Corp.*	21,889	2,124,327

PepsiCo, Inc.	18,724	2,699,252

		17,277,873

Chemicals — 5.1%

Albemarle Corp.	11,586	1,948,418

Ashland Global Holdings, Inc.	16,407	1,414,447

Cabot Corp.	20,111	1,103,692

Celanese Corp.	17,955	2,812,651

CF Industries Holdings, Inc.	54,746	2,662,298

Chemours Co. (The)	40,097	1,210,929

Dow, Inc.	43,188	2,699,250

Eastman Chemical Co.	22,805	2,631,469

Element Solutions, Inc.	82,741	1,810,373

FMC Corp.	2,461	290,989

Huntsman Corp.	90,407	2,591,969

Linde plc (United Kingdom)	10,281	2,938,721

LyondellBasell Industries NV, Class A	24,437	2,535,094

NewMarket Corp.	3,283	1,137,855

Olin Corp.	43,864	1,887,468

Scotts Miracle-Gro Co. (The)	11,606	2,682,843

INVESTMENTS	SHARES	VALUE($)

Chemicals — continued

Westlake Chemical Corp.	20,731	1,946,433

		34,304,899

Construction & Materials — 1.6%

AO Smith Corp.	28,022	1,898,490

Carrier Global Corp.	10,136	441,727

Fortune Brands Home & Security, Inc.	13,453	1,412,296

Masco Corp.	33,834	2,161,316

Quanta Services, Inc.	29,612	2,861,704

Trane Technologies plc	11,705	2,034,680

		10,810,213

Consumer Services — 0.4%

eBay, Inc.	44,926	2,506,422

Electricity — 7.9%

AES Corp. (The)	93,984	2,614,635

Alliant Energy Corp.	35,282	1,981,790

Avangrid, Inc. (a)	39,912	2,031,521

CMS Energy Corp.	34,147	2,198,725

Consolidated Edison, Inc.	28,936	2,239,936

Dominion Energy, Inc.	31,788	2,539,861

DTE Energy Co.	19,083	2,672,002

Entergy Corp.	18,086	1,976,619

Evergy, Inc.	42,797	2,737,724

Eversource Energy	25,887	2,231,977

Exelon Corp.	59,341	2,666,784

Hawaiian Electric Industries, Inc.	35,568	1,531,558

IDACORP, Inc.	21,530	2,206,394

NextEra Energy, Inc.	36,172	2,803,692

NRG Energy, Inc.	65,218	2,336,109

OGE Energy Corp. (a)	62,689	2,103,843

PG&E Corp.*	139,902	1,583,691

Pinnacle West Capital Corp.	28,932	2,449,094

PPL Corp.	78,232	2,278,898

Public Service Enterprise Group, Inc.	41,424	2,616,340

Southern Co. (The)	41,643	2,755,517

Vistra Corp.	126,914	2,141,039

Xcel Energy, Inc.	35,910	2,560,383

		53,258,132

Electronic & Electrical Equipment — 1.0%

AMETEK, Inc.	10,603	1,430,663

Emerson Electric Co.	9,387	849,429

Hubbell, Inc.	6,385	1,225,984

IDEX Corp.	5,114	1,146,559

Rockwell Automation, Inc.	7,196	1,901,615

		6,554,250

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	155

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Finance & Credit Services — 1.6%

Ally Financial, Inc.	56,739	2,919,222

FactSet Research Systems, Inc.	6,501	2,185,766

Moody’s Corp.	2,872	938,311

S&P Global, Inc.	4,861	1,897,686

Santander Consumer USA Holdings, Inc. (a)	80,313	2,725,823

		10,666,808

Food Producers — 5.1%

Archer-Daniels-Midland Co.	33,945	2,142,948

Bunge Ltd.	24,430	2,062,381

Campbell Soup Co. (a)	40,483	1,933,063

Conagra Brands, Inc.	54,816	2,033,125

Corteva, Inc.	42,631	2,078,688

Flowers Foods, Inc.	59,535	1,426,459

General Mills, Inc.	39,991	2,433,852

Hain Celestial Group, Inc. (The)*	10,357	424,741

Herbalife Nutrition Ltd.*	19,165	877,182

Hershey Co. (The)	14,644	2,406,009

Hormel Foods Corp.	40,963	1,892,491

Ingredion, Inc.	8,686	811,359

JM Smucker Co. (The) (a)	16,750	2,194,083

Kellogg Co. (a)	32,132	2,005,679

Kraft Heinz Co. (The)	52,321	2,160,334

McCormick & Co., Inc. (Non-Voting)	22,162	2,002,558

Mondelez International, Inc., Class A	40,729	2,476,730

TreeHouse Foods, Inc.*	12,695	604,282

Tyson Foods, Inc., Class A	27,998	2,168,445

		34,134,409

Gas, Water & Multi-utilities — 3.2%

Ameren Corp.	30,714	2,605,776

American Water Works Co., Inc.	15,682	2,446,235

CenterPoint Energy, Inc.	96,122	2,354,028

Duke Energy Corp.	27,031	2,721,751

Essential Utilities, Inc.	31,200	1,470,456

National Fuel Gas Co.	42,351	2,103,151

NiSource, Inc.	46,065	1,198,611

Sempra Energy	16,597	2,283,249

UGI Corp.	48,711	2,129,158

WEC Energy Group, Inc.	25,456	2,473,560

		21,785,975

General Industrials — 2.9%

Carlisle Cos., Inc.	2,963	567,859

Eaton Corp. plc	19,822	2,833,159

Honeywell International, Inc.	5,567	1,241,664

Illinois Tool Works, Inc.	9,641	2,221,865

INVESTMENTS	SHARES	VALUE($)

General Industrials — continued

ITT, Inc.	24,005	2,263,912

Packaging Corp. of America	10,660	1,573,949

Parker-Hannifin Corp.	4,298	1,348,755

PPG Industries, Inc.	16,526	2,829,912

RPM International, Inc.	26,942	2,555,179

Sherwin-Williams Co. (The)	7,951	2,177,540

Sonoco Products Co.	1,163	76,130

		19,689,924

Health Care Providers — 2.9%

Anthem, Inc.	7,562	2,868,947

Chemed Corp.	2,133	1,016,609

Cigna Corp.	10,935	2,722,924

DaVita, Inc.*	18,797	2,190,415

HCA Healthcare, Inc.	13,934	2,801,570

Humana, Inc.	5,212	2,320,591

UnitedHealth Group, Inc.	8,900	3,549,320

Universal Health Services, Inc., Class B	14,714	2,183,705

		19,654,081

Household Goods & Home Construction — 1.3%

Leggett & Platt, Inc.	22,380	1,111,615

Lennar Corp., Class A	30,194	3,128,098

NVR, Inc.*	217	1,088,928

PulteGroup, Inc.	1,025	60,598

Toll Brothers, Inc.	6,794	425,984

Whirlpool Corp.	12,174	2,878,542

		8,693,765

Industrial Engineering — 0.6%

Caterpillar, Inc.	5,871	1,339,234

Cummins, Inc.	10,052	2,533,506

Otis Worldwide Corp.	5,188	403,989

		4,276,729

Industrial Materials — 0.9%

Avery Dennison Corp.	14,194	3,039,929

International Paper Co.	48,316	2,802,328

		5,842,257

Industrial Metals & Mining — 2.2%

Fastenal Co.	49,097	2,566,791

Nucor Corp.	41,731	3,432,792

Reliance Steel & Aluminum Co.	18,722	3,001,324

Southern Copper Corp. (Peru)	34,652	2,405,195

Steel Dynamics, Inc.	59,464	3,224,138

		14,630,240

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Industrial Support Services — 2.8%

Accenture plc, Class A	10,617	3,078,611

Booz Allen Hamilton Holding Corp.	17,962	1,489,948

Capital One Financial Corp.	7,173	1,069,351

MSC Industrial Direct Co., Inc., Class A	11,088	999,694

PayPal Holdings, Inc.*	10,593	2,778,438

Robert Half International, Inc.	25,097	2,198,748

Synchrony Financial	58,609	2,563,558

Western Union Co. (The)	87,007	2,241,300

WW Grainger, Inc.	5,337	2,313,803

		18,733,451

Industrial Transportation — 1.0%

CH Robinson Worldwide, Inc.	9,304	903,232

CSX Corp.	10,213	1,028,960

Norfolk Southern Corp.	6,023	1,681,863

PACCAR, Inc.	8,907	800,561

Schneider National, Inc., Class B	10,984	266,142

Union Pacific Corp.	8,814	1,957,501

		6,638,259

Investment Banking & Brokerage Services — 2.2%

Ameriprise Financial, Inc.	3,645	941,868

BlackRock, Inc.	1,529	1,252,710

Broadridge Financial Solutions, Inc.	14,174	2,248,422

Intercontinental Exchange, Inc.	11,878	1,398,159

Morgan Stanley	35,300	2,914,015

Nasdaq, Inc.	4,502	727,253

Raymond James Financial, Inc.	5,086	665,147

State Street Corp.	29,029	2,436,984

Virtu Financial, Inc., Class A	67,865	2,010,840

		14,595,398

Leisure Goods — 1.3%

Activision Blizzard, Inc.	19,220	1,752,672

Electronic Arts, Inc.	11,444	1,625,964

Garmin Ltd.	20,135	2,763,327

Harley-Davidson, Inc.	5,399	261,150

Pool Corp.	1,917	809,971

Take-Two Interactive Software, Inc.*	8,575	1,503,883

		8,716,967

Life Insurance — 0.7%

Aflac, Inc.	26,618	1,430,185

Globe Life, Inc.	14,019	1,436,807

MetLife, Inc.	9,107	579,479

Principal Financial Group, Inc.	9,617	614,238

Prudential Financial, Inc.	4,859	487,649

		4,548,358

INVESTMENTS	SHARES	VALUE($)

Media — 0.3%

Interpublic Group of Cos., Inc. (The)	42,770	1,357,948

John Wiley & Sons, Inc., Class A	5,259	299,447

Liberty Media Corp.-Liberty SiriusXM, Class A*	1,115	50,387

Nexstar Media Group, Inc., Class A	914	134,733

		1,842,515

Medical Equipment & Services — 5.5%

Abbott Laboratories	24,386	2,928,271

Becton Dickinson and Co.	6,659	1,656,826

Bio-Rad Laboratories, Inc., Class A*	3,394	2,138,661

Bio-Techne Corp.	6,649	2,842,381

Danaher Corp.	11,862	3,012,236

Hill-Rom Holdings, Inc.	20,399	2,248,378

IDEXX Laboratories, Inc.*	4,908	2,694,443

Laboratory Corp. of America Holdings*	10,452	2,778,873

Medtronic plc	23,422	3,066,408

PerkinElmer, Inc.	14,233	1,845,024

Quest Diagnostics, Inc.	17,573	2,317,527

Quidel Corp.*	10,427	1,092,645

STERIS plc	9,209	1,943,283

Stryker Corp.	6,034	1,584,710

Thermo Fisher Scientific, Inc.	5,942	2,794,107

West Pharmaceutical Services, Inc.	7,625	2,504,965

		37,448,738

Mortgage Real Estate Investment Trusts — 0.3%

Starwood Property Trust, Inc.	77,054	1,989,534

Non-life Insurance — 2.3%

Allstate Corp. (The)	7,813	990,688

Aon plc, Class A	7,922	1,991,908

Assurant, Inc.	7,471	1,162,488

Chubb Ltd.	6,817	1,169,729

Fidelity National Financial, Inc. (a)	39,014	1,779,819

Hanover Insurance Group, Inc. (The)	4,201	581,040

Hartford Financial Services Group, Inc. (The)	32,705	2,157,222

Marsh & McLennan Cos., Inc.	12,119	1,644,548

Progressive Corp. (The)	26,557	2,675,352

WR Berkley Corp.	15,630	1,246,024

		15,398,818

Non-Renewable Energy — 3.4%

Antero Midstream Corp.	153,818	1,328,987

Baker Hughes Co.	89,488	1,796,919

Cabot Oil & Gas Corp.	133,855	2,231,363

Chevron Corp.	9,797	1,009,777

Devon Energy Corp.	115,047	2,689,799

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	157

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Non-Renewable Energy — continued

EOG Resources, Inc.	30,402	2,238,803

EQT Corp.*	133,184	2,543,814

Equitrans Midstream Corp.	149,539	1,220,238

Halliburton Co.	114,746	2,244,432

Helmerich & Payne, Inc.	20,368	522,032

HollyFrontier Corp.	15,036	526,260

Pioneer Natural Resources Co.	13,538	2,082,551

Williams Cos., Inc. (The)	110,489	2,691,512

		23,126,487

Personal Care, Drug & Grocery Stores — 4.3%

Albertsons Cos., Inc., Class A (a)	33,536	622,763

AmerisourceBergen Corp.	18,583	2,244,826

Casey’s General Stores, Inc.	3,815	847,655

Church & Dwight Co., Inc.	24,035	2,060,761

Clorox Co. (The) (a)	11,866	2,165,545

Colgate-Palmolive Co.	26,155	2,110,708

CVS Health Corp.	30,217	2,308,579

Energizer Holdings, Inc.	12,252	604,024

Grocery Outlet Holding Corp.* (a)	11,112	448,814

Kimberly-Clark Corp.	14,981	1,997,267

Kroger Co. (The)	59,181	2,162,474

McKesson Corp.	11,274	2,114,551

Nu Skin Enterprises, Inc., Class A	20,001	1,057,253

Procter & Gamble Co. (The)	21,471	2,864,661

Spectrum Brands Holdings, Inc.	4,781	421,397

Sprouts Farmers Market, Inc.* (a)	35,803	916,915

Sysco Corp.	24,131	2,044,620

Walgreens Boots Alliance, Inc.	40,179	2,133,505

		29,126,318

Personal Goods — 0.9%

Carter’s, Inc.*	3,509	381,744

Estee Lauder Cos., Inc. (The), Class A	9,124	2,863,112

NIKE, Inc., Class B	20,239	2,684,096

		5,928,952

Pharmaceuticals, Biotechnology & Marijuana Producers — 3.7%

AbbVie, Inc.	21,742	2,424,233

Amgen, Inc.	10,072	2,413,654

Bristol-Myers Squibb Co.	35,973	2,245,435

Eli Lilly & Co.	13,948	2,549,276

Illumina, Inc.*	1,072	421,124

Johnson & Johnson	20,053	3,263,225

Moderna, Inc.*	12,094	2,162,649

Pfizer, Inc.	60,958	2,356,027

United Therapeutics Corp.*	14,756	2,974,219

INVESTMENTS	SHARES	VALUE($)

Pharmaceuticals, Biotechnology & Marijuana Producers — continued

Vertex Pharmaceuticals, Inc.*	6,600	1,440,120

Zoetis, Inc.	14,764	2,554,615

		24,804,577

Precious Metals & Mining — 0.5%

Newmont Corp.	41,768	2,606,741

Royal Gold, Inc.	7,117	796,108

		3,402,849

Real Estate Investment & Services — 1.0%

CBRE Group, Inc., Class A*	25,161	2,143,717

CoStar Group, Inc.*	2,329	1,989,968

Jones Lang LaSalle, Inc.* (a)	7,847	1,474,530

Zillow Group, Inc., Class C*	11,561	1,504,317

		7,112,532

Real Estate Investment Trusts — 7.2%

Alexandria Real Estate Equities, Inc.	6,269	1,135,316

American Homes 4 Rent, Class A	22,511	833,807

American Tower Corp.	5,971	1,521,232

Americold Realty Trust	26,370	1,065,084

Brandywine Realty Trust	35,811	484,523

Brixmor Property Group, Inc.	37,667	841,481

Camden Property Trust	1,434	172,768

CoreSite Realty Corp.	6,066	736,958

Crown Castle International Corp.	12,766	2,413,540

CubeSmart	18,137	767,921

Digital Realty Trust, Inc.	14,340	2,212,805

Duke Realty Corp.	27,386	1,273,997

Extra Space Storage, Inc.	11,886	1,767,329

First Industrial Realty Trust, Inc.	13,972	695,386

Gaming and Leisure Properties, Inc.	33,344	1,550,163

Healthpeak Properties, Inc.	62,073	2,131,587

Iron Mountain, Inc. (a)	46,669	1,872,360

Kimco Realty Corp. (a)	84,963	1,784,223

Lamar Advertising Co., Class A	7,085	701,698

Life Storage, Inc.	8,672	833,032

Medical Properties Trust, Inc.	99,740	2,199,267

Omega Healthcare Investors, Inc.	24,907	946,466

Prologis, Inc.	20,288	2,364,161

Public Storage	8,237	2,315,915

Simon Property Group, Inc.	17,101	2,081,876

Spirit Realty Capital, Inc.	23,226	1,104,164

Ventas, Inc.	34,474	1,911,928

VEREIT, Inc.	47,161	2,256,182

VICI Properties, Inc. (a)	79,545	2,521,577

Weingarten Realty Investors	7,468	241,515

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Real Estate Investment Trusts — continued

Welltower, Inc.	28,191	2,115,171

Weyerhaeuser Co.	56,204	2,179,029

WP Carey, Inc.	23,919	1,791,294

		48,823,755

Renewable Energy — 0.9%

Enphase Energy, Inc.*	14,151	1,970,527

First Solar, Inc.*	22,039	1,686,644

SolarEdge Technologies, Inc.*	8,335	2,196,606

		5,853,777

Retailers — 3.0%

Best Buy Co., Inc.	22,074	2,566,544

Dick’s Sporting Goods, Inc.	34,544	2,852,644

Foot Locker, Inc.	29,817	1,758,607

Lowe’s Cos., Inc.	15,490	3,039,913

Qurate Retail, Inc., Series A	103,616	1,233,030

Target Corp.	14,132	2,928,998

Tractor Supply Co.	15,697	2,960,454

Williams-Sonoma, Inc.	18,831	3,215,393

		20,555,583

Software & Computer Services — 4.2%

Alphabet, Inc., Class A*	1,816	4,273,956

Cadence Design Systems, Inc.*	17,980	2,369,225

Citrix Systems, Inc.	14,384	1,781,458

Cognizant Technology Solutions Corp., Class A	19,746	1,587,578

Facebook, Inc., Class A*	9,968	3,240,397

IAC/InterActiveCorp*	7,850	1,989,740

International Business Machines Corp.	10,082	1,430,434

Intuit, Inc.	6,862	2,828,242

Leidos Holdings, Inc.	5,844	591,880

Microsoft Corp.	15,796	3,983,435

Nuance Communications, Inc.*	43,474	2,311,513

Oracle Corp.	26,778	2,029,505

		28,417,363

Technology Hardware & Equipment — 5.8%

Amphenol Corp., Class A	25,830	1,739,392

Analog Devices, Inc.	14,708	2,252,677

Apple, Inc.	30,275	3,979,952

Applied Materials, Inc.	19,442	2,580,148

Broadcom, Inc.	4,715	2,150,983

Cirrus Logic, Inc.*	640	47,622

HP, Inc.	63,001	2,148,964

Intel Corp.	33,668	1,936,920

KLA Corp.	8,228	2,594,700

INVESTMENTS	SHARES	VALUE($)

Technology Hardware & Equipment — continued

Lam Research Corp.	4,645	2,881,990

Maxim Integrated Products, Inc.	19,641	1,846,254

NetApp, Inc.	12,519	935,044

NVIDIA Corp.	5,527	3,318,300

Skyworks Solutions, Inc.	13,541	2,455,390

SYNNEX Corp.	10,288	1,246,906

Teradyne, Inc.	19,435	2,430,930

Texas Instruments, Inc.	13,161	2,375,692

Xerox Holdings Corp.	19,945	481,472

Xilinx, Inc.	13,808	1,766,872

		39,170,208

Telecommunications Equipment — 1.9%

Arista Networks, Inc.*	6,730	2,121,094

Ciena Corp.*	20,680	1,043,719

Cisco Systems, Inc.	51,157	2,604,403

CommScope Holding Co., Inc.*	39,828	655,171

Juniper Networks, Inc. (a)	78,964	2,004,896

Lumentum Holdings, Inc.*	23,197	1,972,905

Motorola Solutions, Inc.	11,774	2,217,044

Ubiquiti, Inc. (a)	1,827	521,298

		13,140,530

Telecommunications Service Providers — 3.2%

Altice USA, Inc., Class A*	54,670	1,985,068

AT&T, Inc.	83,581	2,625,279

Cable One, Inc.	532	952,280

Charter Communications, Inc., Class A*	3,340	2,249,323

Comcast Corp., Class A	46,330	2,601,429

DISH Network Corp., Class A*	4,205	188,342

Lumen Technologies, Inc.	202,571	2,598,986

Roku, Inc.*	4,825	1,654,830

Telephone and Data Systems, Inc.	46,191	1,061,469

T-Mobile US, Inc.*	18,967	2,506,110

United States Cellular Corp.*	11,038	376,727

Verizon Communications, Inc.	48,448	2,799,810

		21,599,653

Tobacco — 0.7%

Altria Group, Inc.	46,786	2,234,032

Philip Morris International, Inc.	25,631	2,434,945

		4,668,977

Travel & Leisure — 0.1%

Travel + Leisure Co.	10,378	669,692

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	159

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Waste & Disposal Services — 0.9%

Clean Harbors, Inc.*	4,435	394,537

Republic Services, Inc.	23,130	2,458,719

Stericycle, Inc.*	5,882	448,679

Waste Management, Inc.	19,604	2,704,764

		6,006,699

Total Common Stocks (Cost $536,710,661)		673,496,928

Short-Term Investments — 2.1%

Investment Companies — 0.0% (b)

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (c) (d) (Cost $247,101)	247,101	247,101

Investment of Cash Collateral from Securities Loaned — 2.1%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (c) (d)	11,205,279	11,206,400

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (c) (d)	2,786,216	2,786,216

Total Investment of Cash Collateral from Securities Loaned (Cost $13,992,616)		13,992,616

Total Short-Term Investments (Cost $14,239,717)		14,239,717

Total Investments — 102.0% (Cost $550,950,378)		687,736,645
Liabilities in Excess of Other Assets — (2.0%)		(13,345,097)

NET ASSETS — 100.0%		674,391,548

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 is $13,557,278.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2021.
*	Non-income producing security.

Futures contracts outstanding as of April 30, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	4	06/2021	USD	834,850	41,054

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — 100.0%

Automobiles & Parts — 0.5%

BorgWarner, Inc.	8,267	401,611

Gentex Corp.	25,517	897,688

		1,299,299

Banks — 2.3%

Associated Banc-Corp.	3,439	75,280

Bank of Hawaii Corp.	2,215	201,321

Citizens Financial Group, Inc.	4,994	231,122

Comerica, Inc.	2,559	192,334

Commerce Bancshares, Inc.	1,053	81,934

Discover Financial Services	4,356	496,584

Fifth Third Bancorp	9,164	371,509

First Horizon Corp.	8,755	160,129

First Republic Bank	2,675	490,167

FNB Corp.	10,786	139,032

Huntington Bancshares, Inc.	53,453	818,900

KeyCorp	11,048	240,404

M&T Bank Corp.	1,610	253,881

People’s United Financial, Inc.	14,170	256,902

Popular, Inc. (Puerto Rico)	7,538	557,510

Prosperity Bancshares, Inc.	1,886	138,357

Regions Financial Corp.	13,903	303,085

TCF Financial Corp.	8,605	391,700

Zions Bancorp NA	3,752	209,362

		5,609,513

Beverages — 1.0%

Boston Beer Co., Inc. (The), Class A*	657	799,234

Brown-Forman Corp., Class B	9,532	727,101

Molson Coors Beverage Co., Class B* (a)	15,337	842,768

		2,369,103

Chemicals — 6.4%

Albemarle Corp.	5,849	983,626

Ashland Global Holdings, Inc.	8,484	731,406

Cabot Corp.	14,460	793,565

Celanese Corp.	6,607	1,034,987

CF Industries Holdings, Inc.	19,995	972,357

Chemours Co. (The)	33,089	999,288

Eastman Chemical Co.	8,387	967,776

Element Solutions, Inc.	49,460	1,082,185

FMC Corp.	7,384	873,084

Huntsman Corp.	32,747	938,856

LyondellBasell Industries NV, Class A	9,121	946,212

Mosaic Co. (The)	18,216	640,839

NewMarket Corp.	1,384	479,681

Olin Corp.	28,842	1,241,071

INVESTMENTS	SHARES	VALUE($)

Chemicals — continued

Scotts Miracle-Gro Co. (The)	4,224	976,420

Valvoline, Inc.	28,231	886,453

Westlake Chemical Corp.	10,238	961,246

WR Grace & Co.	513	35,258

		15,544,310

Construction & Materials — 2.2%

AO Smith Corp.	11,213	759,681

Eagle Materials, Inc.*	1,810	250,033

Fortune Brands Home & Security, Inc.	8,876	931,803

Lennox International, Inc.	1,469	492,614

Masco Corp.	11,946	763,111

Owens Corning	3,699	358,100

Quanta Services, Inc.	8,363	808,200

Trane Technologies plc	5,711	992,743

		5,356,285

Consumer Services — 0.5%

frontdoor, Inc.*	7,881	421,870

Graham Holdings Co., Class B	23	14,619

IAA, Inc.*	6,618	415,676

Service Corp. International	7,815	417,634

		1,269,799

Electricity — 6.6%

AES Corp. (The)	34,607	962,767

Alliant Energy Corp.	13,483	757,340

Avangrid, Inc. (a)	14,520	739,068

CMS Energy Corp.	12,098	778,990

Consolidated Edison, Inc.	10,910	844,543

DTE Energy Co.	6,959	974,399

Entergy Corp.	6,693	731,478

Evergy, Inc.	15,353	982,131

Eversource Energy	9,773	842,628

FirstEnergy Corp.	21,174	802,918

Hawaiian Electric Industries, Inc.	16,944	729,609

IDACORP, Inc.	8,565	877,741

NRG Energy, Inc.	22,851	818,523

OGE Energy Corp.	23,183	778,022

Pinnacle West Capital Corp.	10,338	875,112

PPL Corp.	28,042	816,863

Public Service Enterprise Group, Inc.	15,234	962,179

Vistra Corp.	45,318	764,515

Xcel Energy, Inc.	13,329	950,358

		15,989,184

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	161

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Electronic & Electrical Equipment — 2.0%

AMETEK, Inc.	6,443	869,354

Hubbell, Inc.	3,556	682,787

IDEX Corp.	3,923	879,537

Keysight Technologies, Inc.*	6,612	954,442

Pentair plc	4,319	278,619

Regal Beloit Corp.	3,775	545,223

Rockwell Automation, Inc.	2,653	701,082

		4,911,044

Finance & Credit Services — 1.4%

Ally Financial, Inc.	7,644	393,284

FactSet Research Systems, Inc.	2,321	780,366

Morningstar, Inc.	1,691	448,132

MSCI, Inc.	2,178	1,058,007

Santander Consumer USA Holdings, Inc.	18,349	622,765

		3,302,554

Food Producers — 4.9%

Archer-Daniels-Midland Co.	12,892	813,872

Bunge Ltd.	8,966	756,910

Campbell Soup Co. (a)	16,920	807,930

Conagra Brands, Inc.	23,608	875,621

Corteva, Inc.	21,086	1,028,153

Flowers Foods, Inc.	30,456	729,726

Hain Celestial Group, Inc. (The)*	12,569	515,455

Herbalife Nutrition Ltd.*	10,147	464,428

Hershey Co. (The)	5,318	873,747

Hormel Foods Corp. (a)	14,709	679,556

Ingredion, Inc.	7,405	691,701

JM Smucker Co. (The) (a)	7,273	952,690

Kellogg Co.	12,057	752,598

McCormick & Co., Inc. (Non-Voting)	8,402	759,205

Pilgrim’s Pride Corp.* (a)	5,281	126,533

TreeHouse Foods, Inc.*	6,721	319,919

Tyson Foods, Inc., Class A	10,453	809,585

		11,957,629

Gas, Water & Multi-utilities — 2.7%

Ameren Corp.	11,122	943,590

American Water Works Co., Inc.	5,731	893,979

CenterPoint Energy, Inc.	35,267	863,689

Essential Utilities, Inc.	15,763	742,910

National Fuel Gas Co.	16,852	836,870

NiSource, Inc.	24,388	634,576

UGI Corp. (a)	18,565	811,476

WEC Energy Group, Inc.	9,359	909,414

		6,636,504

INVESTMENTS	SHARES	VALUE($)

General Industrials — 2.2%

AptarGroup, Inc.	3,412	514,564

Carlisle Cos., Inc.	863	165,394

ITT, Inc.	2,759	260,201

Packaging Corp. of America	4,945	730,129

Parker-Hannifin Corp.	2,070	649,587

PPG Industries, Inc.	6,126	1,049,016

RPM International, Inc.	9,651	915,301

Silgan Holdings, Inc.	8,300	350,011

Sonoco Products Co. (a)	6,903	451,870

WestRock Co.	3,750	209,063

		5,295,136

Health Care Providers — 3.2%

Acadia Healthcare Co., Inc.*	3,307	201,463

Amedisys, Inc.*	2,861	772,041

Cerner Corp.	7,803	585,615

Chemed Corp.	1,526	727,307

DaVita, Inc.*	7,512	875,373

Encompass Health Corp.	9,441	801,163

IQVIA Holdings, Inc.*	4,957	1,163,358

Molina Healthcare, Inc.*	3,848	981,625

Universal Health Services, Inc., Class B	5,402	801,711

Veeva Systems, Inc., Class A*	2,988	843,961

		7,753,617

Household Goods & Home Construction — 1.6%

Leggett & Platt, Inc.	8,857	439,927

Lennar Corp., Class A	11,207	1,161,045

NVR, Inc.*	19	95,344

Toll Brothers, Inc.	16,784	1,052,357

Whirlpool Corp.	4,366	1,032,341

		3,781,014

Industrial Engineering — 2.0%

Cummins, Inc.	3,804	958,760

Graco, Inc.	11,889	913,075

Lincoln Electric Holdings, Inc.	3,720	476,346

Nordson Corp.	2,261	477,998

Snap-on, Inc.	4,467	1,061,359

Toro Co. (The)	8,983	1,029,452

		4,916,990

Industrial Materials — 0.9%

Avery Dennison Corp.	5,215	1,116,897

International Paper Co.	17,541	1,017,378

		2,134,275

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Industrial Metals & Mining — 2.7%

Fastenal Co.	17,949	938,374

Freeport-McMoRan, Inc.	22,604	852,397

GrafTech International Ltd.	56,153	714,266

Nucor Corp.	15,385	1,265,570

Reliance Steel & Aluminum Co.	6,821	1,093,474

Steel Dynamics, Inc.	21,686	1,175,815

Timken Co. (The) (a)	6,232	522,678

		6,562,574

Industrial Support Services — 1.5%

ADT, Inc.	9,608	88,394

Booz Allen Hamilton Holding Corp.	9,057	751,278

MSC Industrial Direct Co., Inc., Class A	6,331	570,803

Paychex, Inc.	4,918	479,456

Robert Half International, Inc.	5,211	456,536

Synchrony Financial	7,267	317,858

Western Union Co. (The)	8,120	209,171

WW Grainger, Inc.	1,767	766,065

		3,639,561

Industrial Transportation — 1.7%

Allison Transmission Holdings, Inc.	6,286	260,680

CH Robinson Worldwide, Inc.	4,344	421,716

Expeditors International of Washington, Inc.	4,974	546,444

Kansas City Southern	2,421	707,440

Landstar System, Inc.	4,656	802,136

Old Dominion Freight Line, Inc.	2,700	696,087

PACCAR, Inc.	4,631	416,234

Schneider National, Inc., Class B (a)	6,370	154,345

		4,005,082

Investment Banking & Brokerage Services — 2.8%

Ameriprise Financial, Inc.	2,060	532,304

Broadridge Financial Solutions, Inc.	5,728	908,633

Invesco Ltd.	40,239	1,086,453

Jefferies Financial Group, Inc.	26,294	854,818

LPL Financial Holdings, Inc.	3,271	512,566

Nasdaq, Inc.	2,676	432,281

Raymond James Financial, Inc.	2,838	371,154

State Street Corp.	11,671	979,780

T. Rowe Price Group, Inc.	2,798	501,401

Virtu Financial, Inc., Class A	22,062	653,697

		6,833,087

Leisure Goods — 1.4%

Garmin Ltd.	7,363	1,010,498

Harley-Davidson, Inc.	1,162	56,206

INVESTMENTS	SHARES	VALUE($)

Leisure Goods — continued

Polaris, Inc.	3,136	439,134

Pool Corp.	2,462	1,040,244

Take-Two Interactive Software, Inc.*	4,791	840,246

		3,386,328

Life Insurance — 0.4%

Globe Life, Inc.	5,493	562,978

Lincoln National Corp.	2,374	152,245

Principal Financial Group, Inc.	4,943	315,709

		1,030,932

Media — 1.0%

Discovery, Inc., Class A*	16,594	624,930

Interpublic Group of Cos., Inc. (The)	34,686	1,101,280

John Wiley & Sons, Inc., Class A	1,807	102,891

Liberty Media Corp.-Liberty SiriusXM, Class A*	7,773	351,262

Nexstar Media Group, Inc., Class A	1,345	198,266

		2,378,629

Medical Equipment & Services — 6.3%

Align Technology, Inc.*	575	342,430

Bio-Rad Laboratories, Inc., Class A*	1,506	948,976

Bio-Techne Corp.	2,520	1,077,275

Bruker Corp.	6,631	454,356

Cooper Cos., Inc. (The)	99	40,678

Dentsply Sirona, Inc.	14,027	946,963

Envista Holdings Corp.*	23,269	1,007,082

Globus Medical, Inc., Class A*	9,161	657,485

Henry Schein, Inc.*	2,711	196,548

Hill-Rom Holdings, Inc.	7,090	781,460

Hologic, Inc.*	12,464	817,015

IDEXX Laboratories, Inc.*	1,864	1,023,317

Laboratory Corp. of America Holdings*	3,879	1,031,310

Masimo Corp.*	2,670	621,229

PerkinElmer, Inc.	5,506	713,743

QIAGEN NV* (a)	12,000	577,560

Quest Diagnostics, Inc.	6,205	818,315

Quidel Corp.*	3,637	381,121

ResMed, Inc.	4,222	793,609

STERIS plc	4,350	917,937

Teleflex, Inc.	473	199,833

West Pharmaceutical Services, Inc.	2,962	973,076

		15,321,318

Mortgage Real Estate Investment Trusts — 0.7%

Annaly Capital Management, Inc.	28,054	254,730

New Residential Investment Corp.	40,080	429,658

Starwood Property Trust, Inc.	33,458	863,886

		1,548,274

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	163

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Non-life Insurance — 2.7%

American Financial Group, Inc.	4,057	498,443

Arch Capital Group Ltd.*	1,418	56,309

Arthur J Gallagher & Co.	7,369	1,068,136

Assurant, Inc.	3,241	504,300

Assured Guaranty Ltd.	4,444	225,977

Axis Capital Holdings Ltd.	3,129	174,598

Brown & Brown, Inc.	13,282	706,337

CNA Financial Corp.	104	4,881

Everest Re Group Ltd.	1,151	318,769

Fidelity National Financial, Inc.	6,800	310,216

First American Financial Corp.	3,443	222,073

Hanover Insurance Group, Inc. (The)	1,789	247,437

Hartford Financial Services Group, Inc. (The)	12,582	829,909

Mercury General Corp.	1,388	86,431

Old Republic International Corp.	23,443	577,167

Reinsurance Group of America, Inc.	2,179	284,425

WR Berkley Corp.	6,567	523,521

		6,638,929

Non-Renewable Energy — 4.1%

Antero Midstream Corp.	101,041	872,994

Baker Hughes Co.	31,517	632,861

Cabot Oil & Gas Corp.	48,016	800,427

Continental Resources, Inc.* (a)	5,163	140,640

Devon Energy Corp.	42,525	994,235

Diamondback Energy, Inc.	7,147	584,124

EQT Corp.* (a)	49,046	936,779

Equitrans Midstream Corp.	60,748	495,704

Halliburton Co.	42,577	832,806

Helmerich & Payne, Inc.	26,163	670,558

HollyFrontier Corp.	13,532	473,620

Pioneer Natural Resources Co.	6,398	984,204

Targa Resources Corp.	14,342	497,524

Williams Cos., Inc. (The)	41,328	1,006,750

		9,923,226

Personal Care, Drug & Grocery Stores — 2.8%

Albertsons Cos., Inc., Class A (a)	17,755	329,710

AmerisourceBergen Corp.	6,872	830,138

Casey’s General Stores, Inc.	3,320	737,671

Church & Dwight Co., Inc.	9,917	850,284

Clorox Co. (The)	4,334	790,955

Energizer Holdings, Inc.	6,486	319,760

Kroger Co. (The)	22,265	813,563

McKesson Corp.	4,253	797,693

Nu Skin Enterprises, Inc., Class A	12,912	682,528

INVESTMENTS	SHARES	VALUE($)

Personal Care, Drug & Grocery Stores — continued

Spectrum Brands Holdings, Inc.	2,532	223,170

Sprouts Farmers Market, Inc.* (a)	18,955	485,437

		6,860,909

Personal Goods — 0.4%

Carter’s, Inc.*	1,827	198,759

Tapestry, Inc.*	16,489	788,999

		987,758

Pharmaceuticals, Biotechnology & Marijuana Producers — 2.6%

Alexion Pharmaceuticals, Inc.*	5,352	902,775

Cardinal Health, Inc.	10,083	608,408

Charles River Laboratories International, Inc.*	3,185	1,058,853

Horizon Therapeutics plc*	10,121	957,649

Jazz Pharmaceuticals plc*	4,401	723,525

Moderna, Inc.*	3,713	663,959

Royalty Pharma plc, Class A (a)	8,647	380,468

United Therapeutics Corp.*	5,368	1,081,974

		6,377,611

Precious Metals & Mining — 0.3%

Royal Gold, Inc.	5,436	608,071

Real Estate Investment & Services — 1.2%

CBRE Group, Inc., Class A*	9,467	806,588

CoStar Group, Inc.*	883	754,462

Jones Lang LaSalle, Inc.*	3,873	727,776

Zillow Group, Inc., Class C*	4,303	559,906

		2,848,732

Real Estate Investment Trusts — 8.3%

Alexandria Real Estate Equities, Inc.	2,084	377,412

American Campus Communities, Inc.	1,492	67,453

American Homes 4 Rent, Class A	11,917	441,406

Americold Realty Trust	13,960	563,844

Apartment Investment and Management Co., Class A	41,918	290,911

Brandywine Realty Trust	26,869	363,538

Brixmor Property Group, Inc.	24,602	549,609

Camden Property Trust	2,375	286,140

CoreSite Realty Corp.	4,931	599,067

Corporate Office Properties Trust	6,665	186,887

CubeSmart	10,295	435,890

Duke Realty Corp.	17,686	822,753

Equity Commonwealth	14,534	418,579

Extra Space Storage, Inc.	5,546	824,635

First Industrial Realty Trust, Inc.	7,398	368,198

Gaming and Leisure Properties, Inc.	15,364	714,272

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Real Estate Investment Trusts — continued

Healthpeak Properties, Inc.	23,736	815,094

Highwoods Properties, Inc.	7,239	324,235

Iron Mountain, Inc. (a)	19,718	791,086

Kimco Realty Corp. (a)	37,174	780,654

Lamar Advertising Co., Class A	7,101	703,283

Life Storage, Inc.	4,591	441,011

Medical Properties Trust, Inc.	36,153	797,174

Mid-America Apartment Communities, Inc.	5,166	812,767

Omega Healthcare Investors, Inc.	17,315	657,970

Park Hotels & Resorts, Inc.*	30,592	682,507

Rayonier, Inc.	3,897	141,383

Simon Property Group, Inc.	6,540	796,180

Spirit Realty Capital, Inc.	9,557	454,340

Ventas, Inc.	13,372	741,611

VEREIT, Inc.	13,320	637,229

VICI Properties, Inc. (a)	24,464	775,509

Weingarten Realty Investors	4,297	138,965

Welltower, Inc.	10,667	800,345

Weyerhaeuser Co.	21,127	819,094

WP Carey, Inc.	8,636	646,750

		20,067,781

Renewable Energy — 0.8%

Enphase Energy, Inc.*	5,204	724,657

First Solar, Inc.*	6,036	461,935

SolarEdge Technologies, Inc.*	3,053	804,588

		1,991,180

Retailers — 2.6%

AutoNation, Inc.*	10,082	1,033,203

Best Buy Co., Inc.	8,053	936,322

Dick’s Sporting Goods, Inc.	12,511	1,033,158

Foot Locker, Inc.	5,076	299,383

Gap, Inc. (The)	6,205	205,386

Penske Automotive Group, Inc.	4,789	419,947

Tractor Supply Co.	5,788	1,091,617

Williams-Sonoma, Inc.	6,874	1,173,736

		6,192,752

Software & Computer Services — 4.9%

Amdocs Ltd.	11,738	900,774

ANSYS, Inc.*	2,476	905,374

Cadence Design Systems, Inc.*	6,769	891,951

Citrix Systems, Inc.	5,086	629,901

Dolby Laboratories, Inc., Class A	5,872	595,832

EPAM Systems, Inc.*	1,870	855,993

Fortinet, Inc.*	5,007	1,022,580

INVESTMENTS	SHARES	VALUE($)

Software & Computer Services — continued

IAC/InterActiveCorp*	2,783	705,407

Leidos Holdings, Inc.	6,848	693,565

Manhattan Associates, Inc.*	6,636	910,725

National Instruments Corp.	1,460	60,459

Nuance Communications, Inc.*	19,666	1,045,641

Paycom Software, Inc.*	271	104,175

SS&C Technologies Holdings, Inc.	12,443	923,519

Synopsys, Inc.*	3,846	950,193

Tyler Technologies, Inc.*	1,485	630,917

		11,827,006

Technology Hardware & Equipment — 5.2%

Amphenol Corp., Class A	12,850	865,319

CDW Corp.	5,919	1,055,535

Cirrus Logic, Inc.*	6,713	499,514

Entegris, Inc.	8,666	975,618

KLA Corp.	3,137	989,253

Marvell Technology, Inc.	16,156	730,413

Maxim Integrated Products, Inc.	10,007	940,658

Microchip Technology, Inc.	3,208	482,130

Monolithic Power Systems, Inc.	2,444	883,213

NetApp, Inc.	6,671	498,257

ON Semiconductor Corp.*	7,721	301,119

Qorvo, Inc.*	5,287	994,855

Skyworks Solutions, Inc.	4,848	879,088

SYNNEX Corp.	5,755	697,506

Teradyne, Inc.	7,180	898,075

Xilinx, Inc.	6,141	785,802

		12,476,355

Telecommunications Equipment — 1.9%

Arista Networks, Inc.*	2,493	785,719

Ciena Corp.*	12,939	653,031

CommScope Holding Co., Inc.*	21,086	346,865

Juniper Networks, Inc.	29,287	743,597

Lumentum Holdings, Inc.*	8,063	685,758

Motorola Solutions, Inc.	4,841	911,560

Ubiquiti, Inc.	1,666	475,360

		4,601,890

Telecommunications Service Providers — 2.0%

Altice USA, Inc., Class A*	19,948	724,312

Cable One, Inc.	358	640,820

DISH Network Corp., Class A*	21,628	968,718

Lumen Technologies, Inc.	61,809	793,009

Roku, Inc.*	1,851	634,838

Telephone and Data Systems, Inc.	33,942	779,987

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	165

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Telecommunications Service Providers — continued

United States Cellular Corp.*	5,782	197,340

		4,739,024

Travel & Leisure — 0.8%

Choice Hotels International, Inc.*	1,955	222,479

Copa Holdings SA, Class A (Panama)*	4,300	371,950

Extended Stay America, Inc.	20,575	409,236

Hyatt Hotels Corp., Class A*	421	34,661

Travel + Leisure Co.	3,643	235,083

Wendy’s Co. (The)	454	10,247

Yum China Holdings, Inc. (China)	10,727	674,943

		1,958,599

Waste & Disposal Services — 0.5%

Clean Harbors, Inc.*	2,348	208,878

Republic Services, Inc.	7,910	840,833

Stericycle, Inc.*	3,115	237,612

		1,287,323

Total Common Stocks (Cost $187,638,352)		242,219,187

Short-Term Investments — 3.7%

Investment Companies — 0.0% (b)

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (c) (d) (Cost $127,870)	127,870	127,870

INVESTMENTS	SHARES	VALUE($)

Investment of Cash Collateral from Securities Loaned — 3.7%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (c) (d)	7,199,780	7,200,500

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (c) (d)	1,761,588	1,761,588

Total Investment of Cash Collateral from Securities Loaned (Cost $8,962,088)		8,962,088

Total Short-term Investments (Cost $9,089,958)		9,089,958

Total Investments — 103.7% (Cost $196,728,310)		251,309,145
Liabilities in Excess of Other Assets — (3.7%)		(8,876,893)

NET ASSETS — 100.0%		242,432,252

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 is $8,652,275.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2021.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — 99.9%

Aerospace & Defense — 0.1%

Moog, Inc., Class A	565	48,901

National Presto Industries, Inc.	1,144	117,694

Park Aerospace Corp.	422	5,693

		172,288

Automobiles & Parts — 0.7%

Cooper Tire & Rubber Co.	9,146	521,230

Dorman Products, Inc.*	2,854	283,060

Gentherm, Inc.*	5,935	422,572

		1,226,862

Banks — 5.5%

1st Source Corp.	913	43,450

Ameris Bancorp	5,713	309,016

Atlantic Union Bankshares Corp.	3,349	129,506

Axos Financial, Inc.*	3,363	151,840

BancFirst Corp.	1,565	108,783

BancorpSouth Bank	3,577	105,843

Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	6,370	249,831

Banner Corp.	1,976	112,316

Brookline Bancorp, Inc.	5,306	85,427

Cadence BanCorp	5,828	129,673

Capital City Bank Group, Inc.	878	22,187

Capitol Federal Financial, Inc.	5,866	75,818

Cathay General Bancorp	5,954	241,018

Columbia Banking System, Inc.	3,283	142,909

Community Bank System, Inc.	4,457	345,997

Community Trust Bancorp, Inc.	1,661	74,014

CVB Financial Corp.	3,840	81,446

First BanCorp (Puerto Rico)	8,313	104,494

First Busey Corp.	986	24,630

First Financial Bancorp	3,043	74,584

First Financial Bankshares, Inc. (a)	7,865	386,014

First Financial Corp.	666	29,464

First Interstate BancSystem, Inc., Class A	2,500	117,425

First Merchants Corp.	1,378	63,677

First Midwest Bancorp, Inc.	3,537	74,171

Flagstar Bancorp, Inc.	5,809	270,351

Fulton Financial Corp.	6,758	115,224

Glacier Bancorp, Inc. (a)	7,231	426,268

Hancock Whitney Corp.	2,960	136,870

Hilltop Holdings, Inc.	13,522	475,974

Home BancShares, Inc.	5,954	165,700

Hope Bancorp, Inc.	13,794	207,048

Independent Bank Corp.	997	81,654

INVESTMENTS	SHARES	VALUE($)

Banks — continued

Independent Bank Group, Inc.	2,512	189,681

Investors Bancorp, Inc.	27,350	400,404

Lakeland Financial Corp.	1,238	80,755

NBT Bancorp, Inc.	1,395	52,857

OceanFirst Financial Corp.	7,434	169,941

OFG Bancorp (Puerto Rico)	4,756	112,670

Old National Bancorp	19,654	371,461

Renasant Corp.(a)	4,542	191,355

Republic Bancorp, Inc., Class A	1,296	58,229

Sandy Spring Bancorp, Inc.	1,153	52,300

Simmons First National Corp., Class A	8,643	246,326

TrustCo Bank Corp.	7,149	52,295

Trustmark Corp.	8,418	272,827

UMB Financial Corp.	3,485	338,150

United Bankshares, Inc.	10,386	407,858

United Community Banks, Inc.	4,827	157,939

Valley National Bancorp	31,499	433,741

Washington Federal, Inc.	8,450	275,048

WesBanco, Inc.	4,360	158,224

Westamerica BanCorp	2,672	169,405

		9,354,088

Beverages — 0.8%

Celsius Holdings, Inc.* (a)	5,745	329,188

Coca-Cola Consolidated, Inc.	1,097	321,695

MGP Ingredients, Inc. (a)	1,918	115,272

National Beverage Corp. (a)	7,046	342,365

Primo Water Corp. (a)	20,386	341,262

		1,449,782

Chemicals — 3.4%

AdvanSix, Inc.*	3,160	91,893

American Vanguard Corp.	5,928	117,256

Avient Corp.	12,116	615,129

Balchem Corp.	3,519	447,582

GCP Applied Technologies, Inc.*	9,858	253,252

Ingevity Corp.*	2,913	227,447

Innospec, Inc.	4,303	419,155

Kraton Corp.*	13,217	472,640

Orion Engineered Carbons SA (Germany)* (a)	17,608	349,695

Quaker Chemical Corp.	1,481	358,920

Rayonier Advanced Materials, Inc.*	33,786	307,115

Sensient Technologies Corp.	6,100	501,664

Stepan Co.	3,419	446,726

Trinseo SA	8,020	496,518

Tronox Holdings plc, Class A	27,955	592,646

		5,697,638

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	167

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Construction & Materials — 3.9%

Advanced Drainage Systems, Inc.	3,708	414,035

Aegion Corp.*	3,221	96,952

Alpha Pro Tech Ltd.* (a)	8,652	77,522

American Woodmark Corp.*	2,100	208,866

Builders FirstSource, Inc.*	13,564	660,160

Comfort Systems USA, Inc.	4,371	359,995

EMCOR Group, Inc.	2,881	345,144

Exponent, Inc.	2,392	230,421

Gibraltar Industries, Inc.*	2,281	209,533

GMS, Inc.*	3,658	159,891

Great Lakes Dredge & Dock Corp.*	6,862	107,733

Griffon Corp.	4,847	131,451

Installed Building Products, Inc.	1,866	251,257

JELD-WEN Holding, Inc.*	4,048	118,080

Louisiana-Pacific Corp.	6,469	426,178

Masonite International Corp.*	1,810	228,585

MasTec, Inc.*	3,543	369,747

Mueller Water Products, Inc., Class A	11,356	163,072

Patrick Industries, Inc.	2,220	198,912

PGT Innovations, Inc.*	5,557	146,316

Quanex Building Products Corp.	3,871	105,640

Simpson Manufacturing Co., Inc.	3,377	380,588

Tetra Tech, Inc.	3,955	504,777

TopBuild Corp.*	2,691	598,425

US Concrete, Inc.*	1,522	96,510

		6,589,790

Consumer Services — 0.6%

American Public Education, Inc.*	2,799	85,257

Carriage Services, Inc.	1,203	44,728

Laureate Education, Inc., Class A *	12,949	178,049

Perdoceo Education Corp.*	9,177	107,004

Rent-A-Center, Inc.	9,006	518,295

Stride, Inc.*	1,360	38,937

		972,270

Electricity — 2.1%

ALLETE, Inc.	3,577	251,678

Brookfield Renewable Corp. (a)	8,339	345,902

Clearway Energy, Inc., Class C	14,743	422,976

MGE Energy, Inc.	3,854	288,318

NorthWestern Corp.	7,538	512,810

Ormat Technologies, Inc. (a)	4,832	349,837

PNM Resources, Inc.	9,161	452,187

Portland General Electric Co.	7,328	372,702

Spark Energy, Inc., Class A (a)	12,091	127,923

Sunrun, Inc.*	7,817	383,033

		3,507,366

INVESTMENTS	SHARES	VALUE($)

Electronic & Electrical Equipment — 1.0%

Atkore, Inc.*	4,558	356,800

AZZ, Inc.	3,205	168,711

Badger Meter, Inc. (a)	3,677	343,395

Brady Corp., Class A	3,168	172,878

Encore Wire Corp.	2,442	182,368

EnerSys	2,301	210,726

Watts Water Technologies, Inc., Class A	2,436	303,404

		1,738,282

Finance & Credit Services — 1.1%

Encore Capital Group, Inc.* (a)	2,473	97,288

Enova International, Inc.*	5,167	176,918

Navient Corp.	19,281	324,499

PennyMac Financial Services, Inc.	7,416	446,518

PRA Group, Inc.*	2,060	77,621

Radian Group, Inc.	17,113	421,664

Walker & Dunlop, Inc.	2,220	246,087

		1,790,595

Food Producers — 3.2%

Andersons, Inc. (The)	3,367	96,700

B&G Foods, Inc. (a)	11,295	329,588

Cal-Maine Foods, Inc. (a)	2,409	90,000

Darling Ingredients, Inc.*	7,257	503,999

Fresh Del Monte Produce, Inc. (a)	11,537	325,343

Freshpet, Inc.*	2,511	464,083

GrowGeneration Corp.*	7,443	324,515

Hostess Brands, Inc.* (a)	24,036	367,510

J&J Snack Foods Corp.	2,234	367,739

John B Sanfilippo & Son, Inc.	3,006	264,227

Lancaster Colony Corp. (a)	2,194	405,254

Medifast, Inc.	2,067	469,395

Nature’s Sunshine Products, Inc.	1,515	31,527

Sanderson Farms, Inc.	1,943	319,682

Simply Good Foods Co. (The) *	5,439	187,918

Tootsie Roll Industries, Inc. (a)	10,952	345,755

USANA Health Sciences, Inc.* (a)	3,959	356,270

Vital Farms, Inc.*	6,980	169,754

		5,419,259

Gas, Water & Multi-utilities — 3.2%

American States Water Co.	4,903	388,269

Avista Corp.	8,877	408,520

Black Hills Corp.	6,289	433,815

Brookfield Infrastructure Corp., Class A (Canada)	5,915	426,057

California Water Service Group	5,396	317,015

Chesapeake Utilities Corp.	2,789	330,552

Evoqua Water Technologies Corp.*	16,756	478,886

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Gas, Water & Multi-utilities — continued

Middlesex Water Co. (a)	2,675	219,404

New Jersey Resources Corp.	9,457	396,721

Northwest Natural Holding Co.	3,129	168,716

ONE Gas, Inc.	5,539	445,723

SJW Group	3,709	243,125

South Jersey Industries, Inc.	13,976	345,906

Southwest Gas Holdings, Inc.	6,063	422,712

Spire, Inc.	5,543	417,610

		5,443,031

General Industrials — 1.1%

Apogee Enterprises, Inc.	3,597	126,363

Barnes Group, Inc.	1,155	57,658

CSW Industrials, Inc.	1,119	151,524

ESCO Technologies, Inc.	774	84,180

Ferro Corp.*	2,853	47,531

Greif, Inc., Class A	2,824	170,880

HB Fuller Co.	8,286	553,670

Kronos Worldwide, Inc.	12,418	211,106

Myers Industries, Inc.	3,292	74,268

Otter Tail Corp.	4,829	228,074

Standex International Corp.	1,114	105,629

TriMas Corp.*	1,960	62,406

		1,873,289

Health Care Providers — 3.2%

Addus HomeCare Corp.*	1,735	183,563

Brookdale Senior Living, Inc.* (a)	2,060	13,472

Computer Programs & Systems, Inc.	3,371	101,197

CorVel Corp.*	1,102	128,945

Ensign Group, Inc. (The)	5,902	506,687

Healthcare Services Group, Inc. (a)	4,947	148,163

Inovalon Holdings, Inc., Class A * (a)	10,418	314,728

LHC Group, Inc.*	2,068	430,702

Magellan Health, Inc.*	4,278	402,988

ModivCare, Inc.*	2,899	406,092

NextGen Healthcare, Inc.*	6,116	111,984

Omnicell, Inc.*	4,310	625,036

Option Care Health, Inc.*	4,633	88,398

Pennant Group, Inc. (The) *	4,678	189,085

RadNet, Inc.*	3,775	84,333

Select Medical Holdings Corp.*	14,330	540,528

Surgery Partners, Inc.*	12,008	578,786

Tenet Healthcare Corp.*	4,261	252,507

Tivity Health, Inc.* (a)	9,863	238,487

INVESTMENTS	SHARES	VALUE($)

Health Care Providers — continued

US Physical Therapy, Inc. (a)	1,170	131,566

		5,477,247

Household Goods & Home Construction — 1.9%

Beazer Homes USA, Inc.*	3,198	71,347

Central Garden & Pet Co., Class A *	4,969	244,823

CompX International, Inc.	1,255	24,146

Ethan Allen Interiors, Inc.	14,301	410,582

Hamilton Beach Brands Holding Co., Class A	2,215	43,193

Herman Miller, Inc.	5,299	219,909

HNI Corp.	6,598	279,359

Interface, Inc.	20,298	260,626

Kimball International, Inc., Class B	1,677	24,451

Knoll, Inc.	4,553	108,817

La-Z-Boy, Inc.	11,378	505,866

LGI Homes, Inc.* (a)	590	97,810

M/I Homes, Inc.*	4,973	346,718

MDC Holdings, Inc.	2,230	130,812

Sleep Number Corp.*	478	53,483

Steelcase, Inc., Class A	16,394	226,237

Taylor Morrison Home Corp.*	4,039	126,057

Tri Pointe Homes, Inc.*	3,870	92,183

		3,266,419

Industrial Engineering — 1.8%

Albany International Corp., Class A	1,671	149,120

Astec Industries, Inc.	5,567	417,581

Chart Industries, Inc.*	3,833	615,695

Columbus McKinnon Corp.	5,486	271,612

EnPro Industries, Inc.	2,205	188,858

Franklin Electric Co., Inc.	4,063	330,200

Hillenbrand, Inc.	8,282	406,563

John Bean Technologies Corp.	1,240	180,271

Rexnord Corp.	5,849	292,041

Tennant Co.	1,216	95,954

Titan Machinery, Inc.*	1,845	48,173

		2,996,068

Industrial Materials — 2.5%

Boise Cascade Co.	7,038	469,575

Clearwater Paper Corp.* (a)	8,310	278,053

Domtar Corp.*	10,815	426,327

Glatfelter Corp.	9,396	138,309

Koppers Holdings, Inc.*	8,590	285,532

Materion Corp.	5,148	364,530

Minerals Technologies, Inc.	6,447	503,769

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	169

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Industrial Materials — continued

Neenah, Inc.	5,438	289,138

Schweitzer-Mauduit International, Inc.	9,597	438,295

Tredegar Corp.	6,784	99,182

UFP Industries, Inc.	8,163	686,018

Verso Corp., Class A	13,513	208,641

		4,187,369

Industrial Metals & Mining — 4.3%

Alcoa Corp.*	15,828	579,938

Arconic Corp.*	16,252	464,807

Carpenter Technology Corp.	11,577	438,421

Century Aluminum Co.*	35,722	559,407

Cleveland-Cliffs, Inc.* (a)	16,055	286,742

Commercial Metals Co.	20,952	612,217

Compass Minerals International, Inc.	6,855	465,592

Energy Fuels, Inc.* (a)	33,680	185,577

Haynes International, Inc.	5,338	156,083

Kaiser Aluminum Corp.	3,820	460,195

Mueller Industries, Inc.	8,536	383,010

Olympic Steel, Inc.	3,040	88,312

RBC Bearings, Inc.*	2,049	408,632

Schnitzer Steel Industries, Inc., Class A	9,847	464,877

United States Steel Corp. (a)	22,809	524,835

Uranium Energy Corp.* (a)	71,058	206,068

US Silica Holdings, Inc.* (a)	41,861	445,820

Worthington Industries, Inc.	8,084	527,562

		7,258,095

Industrial Support Services — 2.5%

ABM Industries, Inc.	4,608	236,897

ACI Worldwide, Inc.*	5,863	221,504

Applied Industrial Technologies, Inc.	5,605	536,174

ASGN, Inc.*	2,884	303,339

CRA International, Inc.	1,891	151,772

Deluxe Corp.	2,367	104,195

DXP Enterprises, Inc.*	414	12,118

EVERTEC, Inc. (Puerto Rico)	4,855	193,715

ExlService Holdings, Inc.*	2,141	197,786

Forrester Research, Inc.*	1,878	81,599

Heidrick & Struggles International, Inc.	1,354	57,274

Huron Consulting Group, Inc.*	515	28,974

Insperity, Inc.	1,670	146,192

Kelly Services, Inc., Class A *	2,150	53,857

Korn Ferry	2,202	149,494

Lawson Products, Inc.*	1,065	55,838

LB Foster Co., Class A *	262	4,229

INVESTMENTS	SHARES	VALUE($)

Industrial Support Services — continued

MAXIMUS, Inc.	5,298	485,509

Resources Connection, Inc.	3,250	45,857

Sykes Enterprises, Inc.*	2,029	88,931

TriNet Group, Inc.*	2,895	227,865

TrueBlue, Inc.*	1,530	43,299

TTEC Holdings, Inc.	3,548	360,938

UniFirst Corp.	1,851	414,976

		4,202,332

Industrial Transportation — 2.3%

ArcBest Corp.	3,116	226,720

Atlas Air Worldwide Holdings, Inc.*	5,248	356,392

DHT Holdings, Inc.	67,453	397,973

Echo Global Logistics, Inc.*	3,542	115,823

Federal Signal Corp.	3,679	152,421

Forward Air Corp.	2,470	218,076

Frontline Ltd. (Norway)(a)	25,161	192,230

GATX Corp. (a)	2,111	206,266

Hub Group, Inc., Class A *	628	41,272

Matson, Inc.	2,650	173,124

McGrath RentCorp	2,393	196,178

Meritor, Inc.*	13,251	358,175

Nordic American Tankers Ltd. (a)	4,115	13,621

Saia, Inc.*	2,057	482,366

Scorpio Tankers, Inc. (Monaco)	1,538	27,899

Triton International Ltd. (Bermuda)	9,151	459,106

Wabash National Corp.	6,342	111,683

Werner Enterprises, Inc. (a)	5,781	267,256

		3,996,581

Investment Banking & Brokerage Services — 2.4%

Artisan Partners Asset Management, Inc., Class A	9,604	489,036

B. Riley Financial, Inc.	1,666	118,769

Brightsphere Investment Group, Inc.	11,177	251,594

Cannae Holdings, Inc.*	10,928	433,842

Cohen & Steers, Inc.	4,133	281,127

Cowen, Inc., Class A (a)	10,012	395,374

Federated Hermes, Inc.	9,349	269,251

Houlihan Lokey, Inc.	5,768	382,245

Moelis & Co., Class A (a)	4,847	263,095

PJT Partners, Inc., Class A	1,814	133,384

Stifel Financial Corp.	6,516	450,842

Virtus Investment Partners, Inc.	479	130,987

Waddell & Reed Financial, Inc., Class A	19,238	480,565

		4,080,111

SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Leisure Goods — 2.1%

Camping World Holdings, Inc., Class A (a)	13,540	589,532

Fox Factory Holding Corp.*	1,987	304,468

LCI Industries	1,633	239,235

Nautilus, Inc.* (a)	19,112	320,317

Smith & Wesson Brands, Inc.	23,123	402,340

Sonos, Inc.*	9,489	379,845

Sturm Ruger & Co., Inc.	6,775	439,968

Universal Electronics, Inc.*	4,159	236,439

YETI Holdings, Inc.*	7,226	617,245

		3,529,389

Life Insurance — 0.5%

American Equity Investment Life Holding Co.	6,883	213,235

CNO Financial Group, Inc.	20,456	522,242

FBL Financial Group, Inc., Class A	1,358	76,985

National Western Life Group, Inc., Class A	231	52,968

		865,430

Media — 0.1%

Gray Television, Inc.	8,754	177,881

QuinStreet, Inc.*	1,501	30,425

Scholastic Corp. (a)	666	20,200

		228,506

Medical Equipment & Services — 4.0%

Accuray, Inc.*	9,915	46,601

AdaptHealth Corp.*	9,628	279,790

Anika Therapeutics, Inc.* (a)	1,062	42,671

AtriCure, Inc.*	5,021	386,968

Atrion Corp.	39	24,905

Avanos Medical, Inc.*	3,427	148,081

CONMED Corp.	3,829	539,698

Fulgent Genetics, Inc.*	4,694	361,532

Inogen, Inc.*	816	53,358

Integer Holdings Corp.*	3,829	359,467

Intersect ENT, Inc.*	1,353	29,509

Invacare Corp.* (a)	7,608	68,700

iRhythm Technologies, Inc.*	1,327	103,320

Lantheus Holdings, Inc.* (a)	6,227	147,580

LENSAR, Inc.*	1,017	7,027

Meridian Bioscience, Inc.*	17,685	346,272

Merit Medical Systems, Inc.*	6,786	431,590

Natus Medical, Inc.*	5,816	148,599

Neogen Corp.*	4,936	473,905

NeoGenomics, Inc.*	9,524	466,581

OraSure Technologies, Inc.* (a)	23,354	213,689

Orthofix Medical, Inc.*	2,420	107,327

INVESTMENTS	SHARES	VALUE($)

Medical Equipment & Services — continued

Owens & Minor, Inc.	15,179	547,810

Patterson Cos., Inc.	13,848	445,075

STAAR Surgical Co.*	5,136	703,683

Surmodics, Inc.*	2,830	151,377

Varex Imaging Corp.* (a)	1,011	24,001

Zynex, Inc.* (a)	5,969	88,162

		6,747,278

Mortgage Real Estate Investment Trusts — 2.0%

Apollo Commercial Real Estate Finance, Inc. (a)	14,663	223,024

Arbor Realty Trust, Inc.	13,361	236,222

Blackstone Mortgage Trust, Inc., Class A (a)	8,740	283,963

Capstead Mortgage Corp.	16,795	108,832

Dynex Capital, Inc.	4,696	94,859

Ellington Financial, Inc.	12,317	220,967

Granite Point Mortgage Trust, Inc.	6,390	84,604

iStar, Inc. (a)	19,721	365,036

KKR Real Estate Finance Trust, Inc. (a)	10,355	218,490

Ladder Capital Corp.	14,933	177,553

MFA Financial, Inc.	114,140	502,216

New York Mortgage Trust, Inc.	65,136	298,974

PennyMac Mortgage Investment Trust	17,601	352,900

Redwood Trust, Inc.	20,243	224,900

TPG RE Finance Trust, Inc.	5,230	65,166

		3,457,706

Non-life Insurance — 1.7%

Employers Holdings, Inc.	4,275	173,052

Enstar Group Ltd.*	757	190,143

Essent Group Ltd.	6,455	339,404

Horace Mann Educators Corp.	2,864	114,846

James River Group Holdings Ltd. (a)	2,384	112,310

Kinsale Capital Group, Inc.	1,450	252,315

Mr Cooper Group, Inc.*	15,997	551,577

Protective Insurance Corp., Class B	205	4,715

RLI Corp.	3,333	371,496

Safety Insurance Group, Inc.	1,703	139,697

Selective Insurance Group, Inc.	2,771	210,984

Stewart Information Services Corp.	6,498	381,108

		2,841,647

Non-Renewable Energy — 5.6%

Antero Resources Corp.*	35,352	318,875

Archrock, Inc.	47,734	445,836

Berry Corp.	21,825	133,351

Bonanza Creek Energy, Inc.*	8,762	289,935

Brigham Minerals, Inc., Class A (a)	7,061	121,025

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	171

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Non-Renewable Energy — continued

Cactus, Inc., Class A (a)	15,439	460,237

CNX Resources Corp.*	41,497	556,890

CONSOL Energy, Inc.*	19,233	168,866

DMC Global, Inc.* (a)	6,077	328,158

Dril-Quip, Inc.*	5,399	165,479

Helix Energy Solutions Group, Inc.* (a)	42,761	183,445

Liberty Oilfield Services, Inc., Class A * (a)	18,508	216,544

Magnolia Oil & Gas Corp., Class A *	26,634	299,899

Matador Resources Co.	9,433	248,182

Matrix Service Co.*	7,352	97,120

MRC Global, Inc.*	23,270	219,203

Nabors Industries Ltd.*	4,989	403,361

NACCO Industries, Inc., Class A	1,153	26,669

Newpark Resources, Inc.*	12,640	35,898

NexTier Oilfield Solutions, Inc.*	26,121	93,774

NOW, Inc.*	29,716	291,811

Oceaneering International, Inc.*	5,770	62,027

Oil States International, Inc.* (a)	4,358	24,448

Ovintiv, Inc.	24,700	591,071

Par Pacific Holdings, Inc.*	1,588	24,122

Patterson-UTI Energy, Inc. (a)	65,049	439,731

PDC Energy, Inc.*	15,259	557,106

Penn Virginia Corp.* (a)	26,020	354,653

ProPetro Holding Corp.*	43,896	422,718

RPC, Inc.* (a)	27,908	135,633

SM Energy Co.	36,977	584,237

Solaris Oilfield Infrastructure, Inc., Class A	24,998	273,478

Southwestern Energy Co.*	26,277	112,203

SunCoke Energy, Inc.	46,112	311,256

Warrior Met Coal, Inc.	3,144	49,832

World Fuel Services Corp.	14,050	434,566

		9,481,639

Personal Care, Drug & Grocery Stores — 1.6%

ACCO Brands Corp.	20,491	175,813

Core-Mark Holding Co., Inc.	4,441	189,009

Edgewell Personal Care Co.	6,619	252,846

Ingles Markets, Inc., Class A (a)	5,052	309,637

PetMed Express, Inc. (a)	9,478	278,890

Rite Aid Corp.* (a)	17,030	298,366

SpartanNash Co. (a)	11,933	231,142

United Natural Foods, Inc.* (a)	9,625	354,777

Veru, Inc.* (a)	23,816	210,533

WD-40 Co. (a)	1,704	423,853

		2,724,866

INVESTMENTS	SHARES	VALUE($)

Personal Goods — 0.9%

Deckers Outdoor Corp.*	1,782	602,673

Movado Group, Inc.	311	9,756

Oxford Industries, Inc. (a)	3,495	318,849

Signet Jewelers Ltd.* (a)	5,056	302,096

Steven Madden Ltd.	5,314	216,120

Vera Bradley, Inc.*	4,804	53,324

		1,502,818

Pharmaceuticals, Biotechnology & Marijuana Producers — 4.0%

ANI Pharmaceuticals, Inc.* (a)	2,581	85,896

Arcus Biosciences, Inc.* (a)	4,338	146,408

Arena Pharmaceuticals, Inc.*	1,544	105,965

Arrowhead Pharmaceuticals, Inc.*	7,148	520,088

Castle Biosciences, Inc.*	3,360	231,941

Catalyst Pharmaceuticals, Inc.*	2,090	9,572

Codexis, Inc.* (a)	1,711	39,661

Collegium Pharmaceutical, Inc.* (a)	9,263	206,565

Corcept Therapeutics, Inc.*	9,807	223,502

Dicerna Pharmaceuticals, Inc.*	8,719	271,946

Eagle Pharmaceuticals, Inc.*	422	17,230

Emergent BioSolutions, Inc.*	3,232	197,087

FibroGen, Inc.*	3,094	69,058

Halozyme Therapeutics, Inc.*	6,242	311,788

Heska Corp.*	911	166,394

Innoviva, Inc.*	9,336	106,897

Kodiak Sciences, Inc.*	3,241	391,642

Lannett Co., Inc.* (a)	1,217	5,318

Ligand Pharmaceuticals, Inc.* (a)	1,003	146,328

Luminex Corp.	10,097	370,459

Medpace Holdings, Inc.*	3,245	550,612

Myriad Genetics, Inc.*	4,920	148,682

Novavax, Inc.*	2,640	625,495

Pacific Biosciences of California, Inc.*	17,936	535,390

Pacira BioSciences, Inc.*	6,280	396,770

PDL BioPharma, Inc*‡	22,847	56,432

Prestige Consumer Healthcare, Inc.*	6,865	299,039

Relmada Therapeutics, Inc.* (a)	629	24,254

Sangamo Therapeutics, Inc.* (a)	4,491	52,904

Supernus Pharmaceuticals, Inc.*	2,962	90,193

Travere Therapeutics, Inc.*	5,463	135,045

Vanda Pharmaceuticals, Inc.*	6,386	106,008

Xencor, Inc.*	3,025	128,744

		6,773,313

SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Precious Metals & Mining — 0.7%

Coeur Mining, Inc.*	48,599	392,680

Gold Resource Corp.	17,522	47,134

Hecla Mining Co.	80,475	475,607

Novagold Resources, Inc. (Canada) *	35,021	314,839

		1,230,260

Real Estate Investment & Services — 0.8%

eXp World Holdings, Inc.* (a)	5,722	196,608

Kennedy-Wilson Holdings, Inc.	6,353	130,554

Newmark Group, Inc., Class A	10,394	111,736

Rafael Holdings, Inc., Class B *	3,585	148,204

Realogy Holdings Corp.*	15,966	275,892

Redfin Corp.* (a)	5,133	363,314

St. Joe Co. (The)	3,566	163,287

		1,389,595

Real Estate Investment Trusts — 8.2%

Agree Realty Corp.	5,784	406,962

American Assets Trust, Inc.	3,787	132,734

CareTrust REIT, Inc.	15,570	376,483

Centerspace	2,620	184,422

Colony Capital, Inc.* (a)	49,187	344,309

Columbia Property Trust, Inc.	10,079	181,523

Community Healthcare Trust, Inc.	2,719	138,451

CoreCivic, Inc., REIT * (a)	35,105	272,766

DiamondRock Hospitality Co.*	25,234	262,938

Easterly Government Properties, Inc.	6,171	132,244

EastGroup Properties, Inc.	2,813	446,311

Essential Properties Realty Trust, Inc.	15,044	394,002

Four Corners Property Trust, Inc.	12,686	366,245

GEO Group, Inc. (The) (a)	46,065	253,818

Global Net Lease, Inc. (a)	17,348	333,082

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,473	339,185

Healthcare Realty Trust, Inc.	12,957	416,697

Independence Realty Trust, Inc.	6,221	104,762

Innovative Industrial Properties, Inc. (a)	2,749	503,424

Kite Realty Group Trust	10,608	220,752

Lexington Realty Trust	34,639	423,981

LTC Properties, Inc.	7,731	328,799

Monmouth Real Estate Investment Corp.	5,058	93,472

National Health Investors, Inc.	5,204	382,026

National Storage Affiliates Trust	6,997	317,944

Office Properties Income Trust	4,204	116,661

Pebblebrook Hotel Trust	15,615	372,886

Physicians Realty Trust	21,689	406,235

INVESTMENTS	SHARES	VALUE($)

Real Estate Investment Trusts — continued

Piedmont Office Realty Trust, Inc., Class A	20,259	377,223

PotlatchDeltic Corp.	7,221	428,639

PS Business Parks, Inc.	919	149,218

QTS Realty Trust, Inc., Class A (a)	5,840	388,302

Retail Opportunity Investments Corp.	17,823	313,685

Retail Properties of America, Inc., Class A	17,494	205,205

RLJ Lodging Trust	15,487	249,960

RPT Realty	13,379	170,047

Sabra Health Care REIT, Inc.	21,026	382,042

Safehold, Inc.	1,217	86,054

Service Properties Trust	8,793	108,286

SITE Centers Corp.	18,657	275,191

STAG Industrial, Inc.	12,208	445,714

Summit Hotel Properties, Inc.*	21,466	218,309

Sunstone Hotel Investors, Inc.*	22,414	294,968

Tanger Factory Outlet Centers, Inc. (a)	21,445	374,215

Terreno Realty Corp.	6,615	426,800

Uniti Group, Inc.	25,189	287,155

Urban Edge Properties	9,241	174,193

Washington	8,574	199,088

Xenia Hotels & Resorts, Inc.*	6,312	122,642

		13,930,050

Renewable Energy — 1.0%

Arcosa, Inc.	8,320	501,613

Green Plains, Inc.* (a)	19,710	587,358

Renewable Energy Group, Inc.*	6,765	375,593

REX American Resources Corp.*	2,174	175,507

TPI Composites, Inc.*	1,808	96,095

		1,736,166

Retailers — 3.1%

Abercrombie & Fitch Co., Class A *	16,888	633,131

America’s Car-Mart, Inc.*	1,078	162,595

Asbury Automotive Group, Inc.*	486	96,524

Big Lots, Inc.	5,511	379,928

BJ’s Wholesale Club Holdings, Inc.* (a)	10,028	447,951

Buckle, Inc. (The) (a)	13,090	548,995

Caleres, Inc. (a)	721	16,807

Cato Corp. (The), Class A *	926	12,408

Citi Trends, Inc.* (a)	3,465	362,439

Genesco, Inc.*	3,361	168,050

Group 1 Automotive, Inc.	1,521	249,687

Haverty Furniture Cos., Inc. (a)	8,311	386,212

Hibbett Sports, Inc.*	3,543	281,491

Lumber Liquidators Holdings, Inc.*	8,248	197,705

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	173

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Retailers — continued

ODP Corp. (The) *	4,383	177,205

PriceSmart, Inc.	686	57,651

Shoe Carnival, Inc.	6,890	413,056

Sportsman’s Warehouse Holdings, Inc.*	11,301	198,446

Systemax, Inc.	623	26,615

Zumiez, Inc.*	8,620	370,401

		5,187,297

Software & Computer Services — 5.0%

Agilysys, Inc.*	4,111	207,236

Alarm.com Holdings, Inc.*	1,074	96,402

Appfolio, Inc., Class A * (a)	2,338	338,145

Avaya Holdings Corp.*	9,775	281,227

Blackline, Inc.*	3,551	412,129

Calix, Inc.*	7,353	310,958

Cerence, Inc.* (a)	4,686	451,777

ChannelAdvisor Corp.*	13,645	288,592

Cognyte Software Ltd. (Israel) *	4,747	124,039

CSG Systems International, Inc.	5,893	271,019

Intelligent Systems Corp.* (a)	1,429	54,759

j2 Global, Inc.* (a)	3,549	429,429

MicroStrategy, Inc., Class A * (a)	721	473,812

Mitek Systems, Inc.*	5,641	91,441

Model N, Inc.*	2,434	96,825

NetScout Systems, Inc.*	8,576	224,648

OneSpan, Inc.* (a)	8,959	240,191

Perficient, Inc.* (a)	8,370	549,156

Perspecta, Inc.	11,533	337,571

Progress Software Corp.	7,659	334,392

Qualys, Inc.* (a)	3,257	330,130

SailPoint Technologies Holding, Inc.*	9,581	467,840

Sapiens International Corp. NV (Israel)	2,565	83,003

Shutterstock, Inc. (a)	5,807	506,254

Simulations Plus, Inc. (a)	3,572	225,536

SPS Commerce, Inc.*	4,330	443,565

Verint Systems, Inc.*	5,020	243,821

VirnetX Holding Corp. (a)	14,762	68,791

Workiva, Inc.*	5,158	484,852

		8,467,540

Technology Hardware & Equipment — 6.5%

Advanced Energy Industries, Inc.	3,778	416,751

Amkor Technology, Inc.	21,526	435,256

Axcelis Technologies, Inc.*	10,759	446,821

Benchmark Electronics, Inc.	2,392	71,808

Brooks Automation, Inc.	6,274	635,744

INVESTMENTS	SHARES	VALUE($)

Technology Hardware & Equipment — continued

CEVA, Inc.*	4,517	250,422

CMC Materials, Inc.	2,519	462,060

Cohu, Inc.*	7,111	284,511

CTS Corp.	1,380	44,878

Daktronics, Inc.*	3,721	22,959

Diodes, Inc.*	6,400	491,584

DSP Group, Inc.*	3,885	53,963

Fabrinet (Thailand) *	3,179	272,186

FormFactor, Inc.*	10,597	414,873

Ichor Holdings Ltd.* (a)	5,512	307,404

Insight Enterprises, Inc.*	5,703	572,410

Lattice Semiconductor Corp.*	10,955	551,146

MaxLinear, Inc.*	8,073	290,547

Methode Electronics, Inc.	2,525	113,448

NeoPhotonics Corp.*	35,917	336,183

Novanta, Inc.*	2,159	284,362

Onto Innovation, Inc.*	5,805	397,759

PC Connection, Inc. (a)	2,521	114,327

Photronics, Inc.*	9,438	119,863

Pitney Bowes, Inc.	19,251	143,805

Plexus Corp.*	2,823	260,958

Power Integrations, Inc.	5,125	424,401

Rambus, Inc.*	18,061	342,798

ScanSource, Inc.*	3,916	118,381

Semtech Corp.*	4,794	324,746

SiTime Corp.*	1,447	133,920

SMART Global Holdings, Inc.*	4,267	196,922

Super Micro Computer, Inc.*	1,051	38,908

Synaptics, Inc.* (a)	4,042	565,355

TTM Technologies, Inc.*	5,096	76,440

Ultra Clean Holdings, Inc.*	10,978	560,646

Vishay Intertechnology, Inc.	6,658	163,587

Xperi Holding Corp.	17,219	353,850

		11,095,982

Telecommunications Equipment — 1.7%

ADTRAN, Inc.	13,657	233,398

Akoustis Technologies, Inc.*	9,976	112,030

Cambium Networks Corp.*	2,989	179,340

Comtech Telecommunications Corp.	8,453	202,703

Extreme Networks, Inc.*	17,783	202,371

Harmonic, Inc.*	11,979	93,676

Inseego Corp.* (a)	22,547	200,217

InterDigital, Inc.	5,902	409,717

Loral Space & Communications, Inc.	2,863	114,892

NETGEAR, Inc.*	8,246	306,834

SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Telecommunications Equipment — continued

Plantronics, Inc.*	6,852	274,011

Resonant, Inc.*	24,719	80,831

Ribbon Communications, Inc.*	1,005	6,784

Viavi Solutions, Inc.*	25,257	413,205

Vocera Communications, Inc.*	3,143	113,682

		2,943,691

Telecommunications Service Providers — 1.9%

Anterix, Inc.* (a)	1,283	60,712

Cincinnati Bell, Inc.*	20,262	312,643

Cogent Communications Holdings, Inc.	5,959	449,964

Consolidated Communications Holdings, Inc.*	38,610	277,992

Gogo, Inc.* (a)	27,762	289,280

GTT Communications, Inc.* (a)	12,779	20,574

IDT Corp., Class B *	14,092	338,349

Iridium Communications, Inc.*	13,865	526,731

ORBCOMM, Inc.*	14,894	170,685

Shenandoah Telecommunications Co.	8,672	409,839

Vonage Holdings Corp.*	33,900	459,345

		3,316,114

Tobacco — 0.5%

Turning Point Brands, Inc.	3,051	148,950

Universal Corp.	6,506	365,832

Vector Group Ltd.	28,329	369,694

		884,476

Travel & Leisure — 0.2%

Biglari Holdings, Inc., Class B *	126	16,765

Churchill Downs, Inc.	518	109,557

Chuy’s Holdings, Inc.*	701	34,251

El Pollo Loco Holdings, Inc.*	4,190	70,979

Ruth’s Hospitality Group, Inc.*	1,411	36,841

		268,393

Waste & Disposal Services — 0.2%

Casella Waste Systems, Inc., Class A *	2,483	166,634

Covanta Holding Corp.	10,943	164,583

		331,217

Total Common Stocks (Cost $145,088,988)		169,632,135

INVESTMENTS	NO. OF RIGHTS	VALUE($)

RIGHTS — 0.0% (b)

Pharmaceuticals, Biotechnology & Marijuana Producers — 0.0%(b)

Achillion Pharmaceuticals, Inc., CVR*‡ (Cost $ —)	12,757	6,379

	SHARES

Short-Term Investments — 11.7%

Investment Companies — 0.1%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (c) (d) (Cost $98,178)	98,178	98,178

Investment of Cash Collateral from Securities Loaned — 11.6%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (c) (d)	17,345,763	17,347,497

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (c) (d)	2,410,817	2,410,817

Total Investment of Cash Collateral from Securities Loaned (Cost $19,758,314)		19,758,314

Total Short-Term Investments (Cost $19,856,492)		19,856,492

Total Investments — 111.6% (Cost $164,945,480)		189,495,006
Liabilities in Excess of Other Assets — (11.6%)		(19,748,370)

NET ASSETS — 100.0%		169,746,636

Percentages indicated are based on net assets.

Abbreviations
CVR	ContingentValue Rights
REIT	RealEstate Investment Trust

(a)	The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 is $18,953,736.
(b)	Amountrounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	Therate shown is the current yield as of April 30, 2021
*	Non-incomeproducing security.
‡	Valuedetermined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	175

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

Futures contracts outstanding as of April 30, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

Russell 2000 E-Mini Index	4	06/2021	USD	452,400	87

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

JPMorgan Emerging Markets Equity Core ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 91.2%

Argentina — 0.7%

MercadoLibre, Inc.*	454	713,225

Brazil — 3.8%

Ambev SA	8,382	23,115

Atacadao SA	58,598	234,304

B3 SA—Brasil Bolsa Balcao	23,456	222,597

Banco Bradesco SA (Preference)*	45,079	197,758

Banco BTG Pactual SA*	2,758	54,327

Banco do Brasil SA*	16,242	88,206

BB Seguridade Participacoes SA	14,240	58,459

Bradespar SA (Preference)	4,641	60,729

Cyrela Brazil Realty SA Empreendimentos e Participacoes	8,521	37,020

Gerdau SA (Preference)	20,520	125,491

Hapvida Participacoes e Investimentos SA* (a)	18,961	50,264

Itau Unibanco Holding SA (Preference)	65,940	332,975

Itausa SA (Preference)	46,818	86,792

Localiza Rent a Car SA*	17,222	202,686

Locaweb Servicos de Internet SA* (a)	20,494	110,166

Lojas Renner SA	48,801	360,344

Magazine Luiza SA*	61,279	226,184

Notre Dame Intermedica Participacoes SA	3,242	48,319

Petroleo Brasileiro SA, ADR	20,856	176,859

Porto Seguro SA	5,161	46,289

Qualicorp Consultoria e Corretora de Seguros SA	6,539	32,683

Raia Drogasil SA*	36,722	178,335

Rumo SA*	9,220	34,065

Sul America SA*	6,041	36,210

Vale SA, ADR	27,726	557,847

WEG SA	17,930	114,636

XP, Inc., Class A*	758	30,017

		3,726,677

Canada — 0.1%

B2Gold Corp.	12,299	59,236

Chile — 0.2%

Banco Santander Chile	2,839,262	155,799

China — 38.0%

51job, Inc., ADR*	422	25,974

Aier Eye Hospital Group Co. Ltd., Class A	12,100	138,651

Alibaba Group Holding Ltd.*	143,800	4,156,930

Anhui Conch Cement Co. Ltd., Class H	19,000	113,404

ANTA Sports Products Ltd.	19,000	338,930

Baidu, Inc., ADR*	2,152	452,630

Bank of Ningbo Co. Ltd., Class A	6,100	39,737

INVESTMENTS	SHARES	VALUE($)

China — continued

Baoshan Iron & Steel Co. Ltd., Class A	40,100	53,283

Bilibili, Inc., ADR*	3,340	370,272

BOE Technology Group Co. Ltd., Class A	377,900	425,914

Brilliance China Automotive Holdings Ltd.‡	16,000	11,947

BTG Hotels Group Co. Ltd., Class A	11,900	46,930

Budweiser Brewing Co. APAC Ltd. (a)	84,700	266,899

Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	600	17,997

Cheerwin Group Ltd.* (a)	101,000	105,580

China Construction Bank Corp., Class H	698,000	550,960

China Gas Holdings Ltd.	19,800	71,368

China Hongqiao Group Ltd.	39,500	62,346

China Lesso Group Holdings Ltd.	40,000	100,616

China Life Insurance Co. Ltd., Class H	41,000	83,113

China Merchants Bank Co. Ltd., Class H	171,000	1,373,542

China Molybdenum Co. Ltd., Class H	354,000	239,112

China National Accord Medicines Corp. Ltd., Class A	7,710	49,687

China Pacific Insurance Group Co. Ltd., Class H	76,400	274,984

China Petroleum & Chemical Corp., Class H	124,000	61,158

China Resources Land Ltd.	38,000	177,919

China Resources Mixc Lifestyle Services Ltd.* (a)	36,600	214,729

China Tourism Group Duty Free Corp. Ltd., Class A	1,900	91,149

China Vanke Co. Ltd., Class H	128,200	448,303

Chongqing Brewery Co. Ltd., Class A	11,000	266,663

Cloopen Group Holding Ltd., ADR*	6,922	69,428

Contemporary Amperex Technology Co. Ltd., Class A	3,904	234,530

Country Garden Services Holdings Co. Ltd.	56,000	586,648

Dian Diagnostics Group Co. Ltd., Class A	6,100	36,604

ENN Energy Holdings Ltd.	21,800	372,008

Flat Glass Group Co. Ltd., Class H	6,000	18,429

Foshan Haitian Flavouring & Food Co. Ltd., Class A	11,800	307,945

Fu Jian Anjoy Foods Co. Ltd., Class A	2,800	108,784

Fu Jian Anjoy Foods Co. Ltd., Class A	1,300	50,494

Fuyao Glass Industry Group Co. Ltd., Class H (a)	31,600	182,947

GDS Holdings Ltd., Class A*	11,900	123,025

GF Securities Co. Ltd., Class H	79,800	115,326

Glodon Co. Ltd., Class A	8,000	89,913

Guangdong Haid Group Co. Ltd., Class A	2,000	25,712

Guangdong Investment Ltd.	76,000	117,012

Guangzhou Automobile Group Co. Ltd., Class H	100,000	85,309

Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	2,000	44,352

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	177

JPMorgan Emerging Markets Equity Core ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

China — continued

Haidilao International Holding Ltd. (a)	3,000	19,412

Haier Smart Home Co. Ltd., Class H*	141,600	608,947

Hang Zhou Great Star Industrial Co. Ltd., Class A*	12,200	71,987

Hangzhou Tigermed Consulting Co. Ltd., Class A	5,900	141,997

Hangzhou Tigermed Consulting Co. Ltd., Class H* (a)	2,200	43,109

Han’s Laser Technology Industry Group Co. Ltd., Class A	15,800	97,612

Hefei Meiya Optoelectronic Technology, Inc., Class A	22,200	164,349

Hualan Biological Engineering, Inc., Class A*	4,200	27,211

Huatai Securities Co. Ltd., Class H (a)	35,800	51,084

Huayu Automotive Systems Co. Ltd., Class A	23,000	92,921

Huazhu Group Ltd.*	6,000	349,856

Hundsun Technologies, Inc., Class A	3,800	53,721

Industrial & Commercial Bank of China Ltd., Class H	40,000	25,956

Industrial Bank Co. Ltd., Class A	10,105	33,872

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	76,200	480,151

JD Health International, Inc.* (a)	9,100	140,497

JD.com, Inc., Class A*	6,300	243,297

Jiangsu Hengli Hydraulic Co. Ltd., Class A	7,900	104,594

Jiangsu Hengrui Medicine Co. Ltd., Class A	9,900	128,197

Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,800	53,367

Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	4,000	28,776

Joyoung Co. Ltd., Class A	37,400	183,452

JOYY, Inc., ADR	598	56,846

KE Holdings, Inc., ADR*	3,878	201,850

Kingdee International Software Group Co. Ltd.*	85,000	279,919

Kingsoft Corp. Ltd.	70,000	493,895

Kuaishou Technology* (a)	5,300	179,447

Kunlun Energy Co. Ltd.	38,000	40,631

Kweichow Moutai Co. Ltd., Class A	1,200	370,610

Laobaixing Pharmacy Chain JSC, Class A	2,100	17,365

Lenovo Group Ltd.	78,000	106,576

Longfor Group Holdings Ltd. (a)	29,000	180,133

LONGi Green Energy Technology Co. Ltd., Class A	14,100	215,026

Maxscend Microelectronics Co. Ltd., Class A	1,080	70,919

Meituan* (a)	33,900	1,297,499

Midea Group Co. Ltd., Class A	53,712	663,168

Minth Group Ltd.	12,000	48,603

Montage Technology Co. Ltd., Class A	800	6,593

Montage Technology Co. Ltd., Class A	15,500	127,739

INVESTMENTS	SHARES	VALUE($)

China — continued

NetEase, Inc.	42,100	940,917

New Oriental Education & Technology Group, Inc.*	25,300	388,851

NIO, Inc., ADR*	779	31,035

Nongfu Spring Co. Ltd., Class H* (a)	24,600	129,894

Pharmaron Beijing Co. Ltd., Class H (a)	2,000	41,293

PICC Property & Casualty Co. Ltd., Class H	42,000	41,118

Pinduoduo, Inc., ADR*	4,081	546,568

Ping An Bank Co. Ltd., Class A	170,300	611,466

Ping An Insurance Group Co. of China Ltd., Class H	199,500	2,175,004

Poly Developments and Holdings Group Co. Ltd., Class A	64,000	138,047

Pop Mart International Group Ltd.* (a)	15,600	128,644

Postal Savings Bank of China Co. Ltd., Class H (a)	399,000	258,778

SAIC Motor Corp. Ltd., Class A	9,900	30,664

Sangfor Technologies, Inc., Class A	4,100	172,740

Sany Heavy Industry Co. Ltd., Class A	15,900	75,486

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	12,000	26,865

Shanghai Baosight Software Co. Ltd., Class A	10,192	99,519

Shanghai M&G Stationery, Inc., Class A	7,800	109,868

Shenzhen Inovance Technology Co. Ltd., Class A	2,000	27,510

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,900	279,865

Shenzhou International Group Holdings Ltd.	22,200	488,378

Sichuan Swellfun Co. Ltd., Class A	11,800	185,991

Silergy Corp.	2,000	205,561

Skshu Paint Co. Ltd., Class A	4,100	149,843

Sunny Optical Technology Group Co. Ltd.	16,900	409,693

Suofeiya Home Collection Co. Ltd., Class A*	21,900	98,276

TBEA Co. Ltd., Class A	25,800	48,864

Tencent Holdings Ltd.	58,600	4,674,642

Tingyi Cayman Islands Holding Corp.	84,000	150,931

Tongwei Co. Ltd., Class A	5,900	31,861

Topsports International Holdings Ltd. (a)	201,000	270,562

Trip.com Group Ltd., ADR*	1,682	65,733

Tuya, Inc., ADR*	4,272	82,834

Venus MedTech Hangzhou, Inc., Class H* (a)	19,000	168,146

Wanhua Chemical Group Co. Ltd., Class A	7,800	123,297

Weichai Power Co. Ltd., Class H	22,000	50,923

Weifu High-Technology Group Co. Ltd., Class A	21,900	82,296

Will Semiconductor Co. Ltd., Class A	5,900	273,901

Wuliangye Yibin Co. Ltd., Class A	9,400	411,787

Wuxi Biologics Cayman, Inc.* (a)	67,500	947,551

Xiamen C & D, Inc., Class A	20,100	25,144

SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

China — continued

Xinyi Solar Holdings Ltd.	290,000	483,669

Yatsen Holding Ltd., ADR* (b)	6,058	63,124

Yonyou Network Technology Co. Ltd., Class A	5,800	29,632

Yum China Holdings, Inc.	6,360	400,171

Yunnan Energy New Material Co. Ltd.	6,100	126,157

Zai Lab Ltd.*	300	49,879

Zhejiang Dingli Machinery Co. Ltd., Class A	1,900	21,482

Zhejiang Supor Co. Ltd., Class A	11,900	138,345

Zhongsheng Group Holdings Ltd.	9,500	71,858

Zhuzhou Kibing Group Co. Ltd., Class A	68,040	160,660

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	52,000	71,880

		37,517,580

Egypt — 0.1%

Commercial International Bank Egypt SAE*	26,301	97,871

Germany – 0.0% (c)

Jumia Technologies AG, ADR*	802	24,397

Ghana — 0.0% (c)

Kosmos Energy Ltd.*	13,179	37,692

Greece — 0.2%

Hellenic Telecommunications Organization SA	3,981	67,508

JUMBO SA	1,502	28,060

OPAP SA	3,962	60,762

		156,330

Hong Kong — 2.4%

AIA Group Ltd.	43,800	555,935

Hang Seng Bank Ltd.	5,900	115,505

HKT Trust & HKT Ltd.	42,000	60,983

Hong Kong Exchanges & Clearing Ltd.	10,800	651,359

JS Global Lifestyle Co. Ltd.* (a)	59,500	179,638

Nine Dragons Paper Holdings Ltd.	40,000	54,811

Techtronic Industries Co. Ltd.	20,500	371,968

Vitasoy International Holdings Ltd.	44,000	169,902

WH Group Ltd. (a)	70,000	60,991

Xinyi Glass Holdings Ltd.	36,000	127,548

		2,348,640

Hungary — 0.2%

OTP Bank Nyrt.*	2,858	128,481

Richter Gedeon Nyrt.	1,918	54,856

		183,337

India — 0.9%

HDFC Bank Ltd., ADR*	13,322	936,270

INVESTMENTS	SHARES	VALUE($)

Indonesia — 1.2%

Astra International Tbk. PT	83,900	31,885

Bank Central Asia Tbk. PT	164,100	363,278

Bank Mandiri Persero Tbk. PT	88,000	37,467

Bank Negara Indonesia Persero Tbk. PT	64,000	25,189

Bank Rakyat Indonesia Persero Tbk. PT	1,399,900	391,741

Charoen Pokphand Indonesia Tbk. PT	47,900	23,353

Telkom Indonesia Persero Tbk. PT	1,379,800	304,860

Unilever Indonesia Tbk. PT	67,800	28,142

		1,205,915

Ivory Coast — 0.1%

Endeavour Mining Corp.	3,080	64,123

Kenya — 0.2%

Safaricom plc	474,732	177,612

Macau — 0.1%

Sands China Ltd.*	23,200	109,784

Malaysia — 0.3%

CIMB Group Holdings Bhd.	27,900	28,166

Malayan Banking Bhd.	18,200	36,553

Petronas Chemicals Group Bhd.	16,200	32,401

Public Bank Bhd.	125,900	127,465

Tenaga Nasional Bhd.	15,900	38,636

Top Glove Corp. Bhd.	23,800	32,759

		295,980

Mexico — 2.6%

America Movil SAB de CV, Series L	121,560	85,153

Bolsa Mexicana de Valores SAB de CV	42,062	93,584

Fomento Economico Mexicano SAB de CV	5,342	41,463

Grupo Aeroportuario del Pacifico SAB de CV, Class B*	6,141	63,217

Grupo Aeroportuario del Sureste SAB de CV, Class B*	9,059	153,409

Grupo Financiero Banorte SAB de CV, Class O	98,014	556,527

Grupo Mexico SAB de CV, Series B	44,938	203,826

Infraestructura Energetica Nova SAB de CV*	12,602	54,123

Kimberly-Clark de Mexico SAB de CV, Class A	104,179	180,566

Regional SAB de CV*	27,401	139,798

Wal-Mart de Mexico SAB de CV	300,020	983,874

		2,555,540

Norway — 0.1%

Scatec ASA (a)	1,900	51,117

Panama — 0.0% (c)

Copa Holdings SA, Class A*	442	38,233

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	179

JPMorgan Emerging Markets Equity Core ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Peru — 0.2%

Credicorp Ltd.*	1,361	162,503

Philippines — 0.1%

Ayala Corp.	1,810	27,828

Ayala Land, Inc.	42,100	28,087

BDO Unibank, Inc.	10,190	21,793

International Container Terminal Services, Inc.	8,410	22,689

SM Investments Corp.	1,025	20,454

SM Prime Holdings, Inc.	35,800	25,587

		146,438

Poland — 0.3%

Allegro.eu SA* (a)	15,821	242,559

Dino Polska SA* (a)	479	31,077

TEN Square Games SA	360	42,028

		315,664

Portugal — 0.2%

Jeronimo Martins SGPS SA	11,639	212,554

Qatar — 0.1%

Qatar National Bank QPSC	21,066	103,565

Russia — 5.5%

Alrosa PJSC	158,061	228,330

Detsky Mir PJSC	21,641	43,364

Fix Price Group Ltd., GDR* (a)	10,857	101,567

Gazprom Neft PJSC	7,060	33,861

Gazprom PJSC, ADR	44,358	268,975

Inter RAO UES PJSC	393,081	25,619

LUKOIL PJSC, ADR	8,959	685,698

Magnit PJSC, GDR (a)	2,800	39,438

Magnitogorsk Iron & Steel Works PJSC, GDR (a)	11,098	125,462

Mail.Ru Group Ltd., GDR* (a)	1,602	35,781

MMC Norilsk Nickel PJSC, ADR	13,401	454,435

Moscow Exchange MICEX-RTS PJSC	208,438	490,208

Novatek PJSC, GDR (a)	599	107,871

Novolipetsk Steel PJSC, GDR (a)	3,240	113,822

Polymetal International plc	3,119	64,403

Polyus PJSC, GDR (a)	1,299	120,334

QIWI plc, ADR	3,461	36,514

Rosneft Oil Co. PJSC, GDR (a)	44,185	304,790

Rostelecom PJSC*	35,300	48,703

Sberbank of Russia PJSC, ADR	66,841	1,052,293

Severstal PAO, GDR (a)	19,738	464,544

Sistema PJSFC	100,360	45,165

Surgutneftegas PJSC (Preference)	123,655	70,440

Tatneft PJSC, ADR	5,139	206,390

INVESTMENTS	SHARES	VALUE($)

Russia —continued

X5 Retail Group NV, GDR (a)	4,298	131,941

Yandex NV, Class A*	1,501	98,391

		5,398,339

Saudi Arabia — 1.3%

Abdullah Al Othaim Markets Co.	1,138	40,825

Al Rajhi Bank	13,010	342,543

Almarai Co. JSC	4,479	64,165

BinDawood Holding Co.	1,840	55,160

Bupa Arabia for Cooperative Insurance Co.*	1,101	33,938

Dr Sulaiman Al Habib Medical Services Group Co.	979	39,366

Jarir Marketing Co.	598	31,732

Mouwasat Medical Services Co.*	1,938	91,675

SABIC Agri-Nutrients Co.	1,019	28,475

Saudi Arabian Oil Co. (a)	4,859	45,867

Saudi Basic Industries Corp.	3,241	106,814

Saudi Industrial Investment Group	3,742	35,281

Saudi National Bank*	9,558	144,764

Saudi Telecom Co.	3,179	107,489

Saudia Dairy & Foodstuff Co.	501	22,508

Savola Group (The)	3,178	33,781

United International Transportation Co.	2,098	23,916

		1,248,299

Singapore — 0.0% (c)

IGG, Inc.	22,000	37,083

South Africa — 2.5%

African Rainbow Minerals Ltd.	2,180	40,693

Anglo American Platinum Ltd.	339	46,294

Anglo American plc	5,058	214,462

AVI Ltd.	21,759	106,421

Bid Corp. Ltd.*	7,200	141,950

Bidvest Group Ltd. (The)	6,701	77,380

Capitec Bank Holdings Ltd.*	2,780	284,930

Clicks Group Ltd.	12,722	212,465

Exxaro Resources Ltd.	3,040	31,967

FirstRand Ltd.	57,958	203,873

Foschini Group Ltd. (The)*	6,021	47,753

Gold Fields Ltd.	2,981	27,973

Impala Platinum Holdings Ltd.	9,080	169,669

Mr Price Group Ltd.	10,062	125,874

MTN Group*	9,621	60,869

Naspers Ltd., Class N	1,240	282,199

Sasol Ltd.*	1,538	25,874

Sibanye Stillwater Ltd.	10,681	49,692

SPAR Group Ltd. (The)	9,058	114,341

SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

South Africa — continued

Vodacom Group Ltd.	14,262	123,644

Woolworths Holdings Ltd.*	13,382	45,399

		2,433,722

South Korea — 11.1%

AfreecaTV Co. Ltd.	841	67,288

CJ CheilJedang Corp.	299	106,129

Daewoo Engineering & Construction Co. Ltd.*	20,322	134,410

Dentium Co. Ltd.	1,879	100,469

DL Holdings Co. Ltd.	518	43,892

E-MART, Inc.	801	120,389

Green Cross Corp.	138	41,889

GS Engineering & Construction Corp.	999	39,511

GS Retail Co. Ltd.	2,421	77,699

Hana Financial Group, Inc.	8,125	333,039

Hankook Tire & Technology Co. Ltd.	3,740	161,378

Hanon Systems	7,638	111,264

Hugel, Inc.*	660	109,307

Hwaseung Enterprise Co. Ltd.	3,521	58,189

HYBE Co. Ltd.*	380	82,707

Hyundai Department Store Co. Ltd.	801	66,610

Hyundai Glovis Co. Ltd.	540	92,874

Hyundai Mobis Co. Ltd.	740	179,101

Hyundai Motor Co.	360	68,455

Innocean Worldwide, Inc.	978	52,659

JYP Entertainment Corp.	2,658	78,406

Kakao Corp.	1,395	142,048

KB Financial Group, Inc.	2,597	127,847

KCC Corp.	201	56,390

Kia Corp.	3,759	260,733

KIWOOM Securities Co. Ltd.	379	44,876

Korea Electric Power Corp.	5,820	123,515

Korea Investment Holdings Co. Ltd.	2,100	210,815

Korea Shipbuilding & Offshore Engineering Co. Ltd.*	959	131,667

KT&G Corp.	1,055	78,070

LG Chem Ltd.	210	175,306

LG Household & Health Care Ltd.	162	223,743

Lotte Chemical Corp.	102	27,691

Modetour Network, Inc.*	1,278	25,885

NAVER Corp.	1,198	385,782

NCSoft Corp.	421	313,172

NICE Information Service Co. Ltd.	2,579	50,642

POSCO	1,302	425,513

Samsung Biologics Co. Ltd.* (a)	100	71,871

Samsung Electro-Mechanics Co. Ltd.	1,398	223,415

INVESTMENTS	SHARES	VALUE($)

South Korea — continued

Samsung Electronics Co. Ltd.	47,588	3,468,474

Samsung Fire & Marine Insurance Co. Ltd.	578	102,686

Samsung SDI Co. Ltd.	181	105,646

Samsung Securities Co. Ltd.	1,460	55,789

Shinhan Financial Group Co. Ltd.	4,578	164,513

SK Holdings Co. Ltd.	381	94,160

SK Hynix, Inc.	7,980	910,369

SK Innovation Co. Ltd.*	779	188,420

SK Materials Co. Ltd.	278	83,764

SK Telecom Co. Ltd.	699	190,390

S-Oil Corp.*	2,122	164,808

Studio Dragon Corp.*	780	72,243

TSE Co. Ltd.	578	32,429

Wonik Materials Co. Ltd.	1,460	49,786

Zinus, Inc.	1,039	77,733

		10,985,856

Taiwan — 16.3%

Accton Technology Corp.	40,000	452,924

Advantech Co. Ltd.	40,000	506,114

ASE Technology Holding Co. Ltd.	20,000	83,575

ASMedia Technology, Inc.	3,000	124,716

ASPEED Technology, Inc.	1,000	74,645

AU Optronics Corp.	578,000	676,637

Chailease Holding Co. Ltd.	119,000	857,521

Chicony Electronics Co. Ltd.	6,000	18,065

Delta Electronics, Inc.	70,000	749,904

E.Sun Financial Holding Co. Ltd.	98,000	94,441

Eclat Textile Co. Ltd.	20,000	382,946

Evergreen Marine Corp. Taiwan Ltd.*	45,000	126,600

Feng TAY Enterprise Co. Ltd.	19,000	140,637

Formosa Plastics Corp.	38,000	143,654

Fubon Financial Holding Co. Ltd.	82,000	187,897

Giant Manufacturing Co. Ltd.	3,000	38,097

Global PMX Co. Ltd.	19,000	121,184

Global Unichip Corp.	19,000	270,705

Globalwafers Co. Ltd.	6,000	183,894

Hiwin Technologies Corp.	19,000	286,653

Hon Hai Precision Industry Co. Ltd.	65,000	267,218

Largan Precision Co. Ltd.	1,000	110,628

Lite-On Technology Corp.	19,000	43,058

Lotes Co. Ltd.	3,000	57,946

Makalot Industrial Co. Ltd.	38,000	333,298

MediaTek, Inc.*	17,000	712,684

Mega Financial Holding Co. Ltd.	40,000	46,686

Micro-Star International Co. Ltd.	6,000	39,300

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	181

JPMorgan Emerging Markets Equity Core ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Taiwan — continued

momo.com, Inc.	2,000	73,184

Nanya Technology Corp.	82,000	265,541

Nien Made Enterprise Co. Ltd.	18,000	290,348

Novatek Microelectronics Corp.	14,000	308,878

Pegavision Corp.	8,000	130,043

President Chain Store Corp.	19,000	183,637

Quanta Computer, Inc.	40,000	140,000

Realtek Semiconductor Corp.*	22,000	415,028

Sea Ltd., ADR*	1,361	343,707

Sinbon Electronics Co. Ltd.	19,000	176,037

Taiwan Cement Corp.	39,000	72,742

Taiwan Semiconductor Manufacturing Co. Ltd.	239,000	5,033,250

Taiwan Union Technology Corp.	7,000	29,440

Unimicron Technology Corp.	62,000	253,200

Uni-President Enterprises Corp.	40,000	107,138

United Microelectronics Corp.	60,000	119,671

Vanguard International Semiconductor Corp.	102,000	431,518

Wiwynn Corp.	6,000	195,142

Yageo Corp.	8,000	154,078

Yuanta Financial Holding Co. Ltd.	298,000	276,404

		16,130,613

Tanzania, United Republic of — 0.0% (c)

AngloGold Ashanti Ltd.	2,178	44,926

Thailand — 1.0%

Advanced Info Service PCL, NVDR	100	549

Advanced Info Service PCL	9,700	53,228

Airports of Thailand PCL	39,500	78,507

Airports of Thailand PCL, NVDR	500	994

Bangkok Dusit Medical Services PCL, NVDR	800	557

Bangkok Dusit Medical Services PCL, Class F	61,100	42,556

CP ALL PCL, NVDR*	400	802

CP ALL PCL*	29,700	59,585

Kasikornbank PCL	11,700	49,901

Kasikornbank PCL, NVDR	100	423

Minor International PCL*	33,400	32,125

Minor International PCL, NVDR*	400	385

PTT Exploration & Production PCL	40,000	152,093

PTT Global Chemical PCL	13,800	29,920

PTT Global Chemical PCL, NVDR	200	434

PTT PCL, NVDR	700	896

PTT PCL	55,300	70,478

Siam Cement PCL (The), NVDR	200	2,964

Siam Cement PCL (The) (Registered)	17,900	264,882

Siam Commercial Bank PCL (The), NVDR	200	674

Siam Commercial Bank PCL (The)	13,900	46,823

INVESTMENTS	SHARES	VALUE($)

Thailand — continued

Sri Trang Agro-Industry PCL	49,800	75,509

Thai Oil PCL	25,800	48,834

Thai Oil PCL, NVDR	300	568

		1,013,687

Turkey — 0.2%

Arcelik A/S	8,200	34,046

BIM Birlesik Magazalar A/S	16,621	130,498

Ford Otomotiv Sanayi A/S	3,041	64,576

		229,120

United Arab Emirates — 0.2%

Abu Dhabi National Oil Co. for Distribution PJSC	42,993	52,980

Aldar Properties PJSC	52,390	49,928

First Abu Dhabi Bank PJSC	18,968	73,409

		176,317

United States — 1.0%

EPAM Systems, Inc.*	1,201	549,758

FirstCash, Inc.	501	36,087

Globant SA*	901	206,491

Parade Technologies Ltd.	5,000	245,165

		1,037,501

Total Common Stocks (Cost $88,146,800)		90,131,545

Exchange-Traded Funds — 8.2%

United States — 8.2%

iShares MSCI India ETF (Cost $8,362,596)	199,067	8,165,728

	NO. OF RIGHTS
Rights — 0.0% (c)

South Korea — 0.0% (c)

HYBE Co. Ltd., expiring 6/2/2021* (Cost $ —)	22	833

	SHARES
Short-Term Investments — 0.1%

Investment of Cash Collateral from Securities Loaned — 0.1%

JPMorgan U.S. Government Money Market Fund

Class IM Shares, 0.03% (d) (e) (Cost $58,611)	58,611	58,611

Total Investments — 99.5% (Cost $96,568,007)		98,356,717
Other Assets Less Liabilities — 0.5%		474,217

NET ASSETS — 100.0%		98,830,934

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

Summary of Investments by Industry, April 30, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS

Semiconductors & Semiconductor Equipment	10.7%

Banks	10.0

Exchange-Traded Fund	8.3

Internet & Direct Marketing Retail	7.9

Interactive Media & Services	6.2

Technology Hardware, Storage & Peripherals	4.6

Metals & Mining	4.1

Electronic Equipment, Instruments & Components	3.8

Insurance	3.6

Food & Staples Retailing	3.0

Oil, Gas & Consumable Fuels	2.7

Household Durables	2.4

Entertainment	2.3

Capital Markets	2.0

Food Products	1.9

Beverages	1.8

Textiles, Apparel & Luxury Goods	1.8

Real Estate Management & Development	1.5

Machinery	1.4

Software	1.4

Diversified Financial Services	1.4

Life Sciences Tools & Services	1.3

Auto Components	1.1

Chemicals	1.1

Hotels, Restaurants & Leisure	1.1

IT Services	1.0

Others (each less than 1.0%)	11.5

Short-Term Investments	0.1

Abbreviations

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depository Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
RTS	Russian Trading System
SGPS	Holding company

(a)

    Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 is $58,164.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of April 30, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	183

JPMorgan International Growth ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.5%

Australia — 2.7%

CSL Ltd.	5,134	1,072,464

IDP Education Ltd.	35,915	627,324

		1,699,788

Brazil — 1.0%

Magazine Luiza SA*	169,339	625,040

Canada — 3.6%

Canadian National Railway Co.	9,148	984,871

Shopify, Inc., Class A*	1,099	1,297,270

		2,282,141

China — 12.5%

Alibaba Group Holding Ltd.*	22,651	654,789

Bilibili, Inc., ADR*	7,267	805,619

Kuaishou Technology* (a)	16,100	545,113

Meituan* (a)	31,000	1,186,504

New Oriental Education & Technology Group, Inc., ADR*	32,920	502,359

Tencent Holdings Ltd.	34,700	2,768,090

Weimob, Inc.* (a)	249,000	549,637

Wuxi Biologics Cayman, Inc.* (a)	68,000	954,570

		7,966,681

Denmark — 4.6%

Genmab A/S*	1,972	723,649

Novo Nordisk A/S, Class B	17,811	1,313,873

Orsted A/S (a)	6,066	881,784

		2,919,306

Finland — 1.6%

Kone OYJ, Class B	12,840	1,008,487

France — 5.8%

L’Oreal SA	3,983	1,630,921

LVMH Moet Hennessy Louis Vuitton SE	2,787	2,099,588

		3,730,509

Germany — 5.8%

adidas AG*	3,847	1,188,188

Sartorius AG (Preference)	1,530	863,257

Symrise AG	6,283	811,355

Zalando SE* (a)	8,150	847,589

		3,710,389

Hong Kong — 5.9%

AIA Group Ltd.	122,200	1,551,033

Hong Kong Exchanges & Clearing Ltd.	21,400	1,290,656

Techtronic Industries Co. Ltd.	50,000	907,239

		3,748,928

INVESTMENTS	SHARES	VALUE($)

India — 1.2%

HDFC Bank Ltd., ADR*	11,197	786,925

Indonesia — 1.4%

Bank Central Asia Tbk. PT	419,400	928,451

Japan — 10.8%

Daikin Industries Ltd.	4,300	867,374

Hoya Corp.	8,900	1,011,621

Keyence Corp.	2,900	1,392,154

Kyowa Kirin Co. Ltd.	15,100	459,615

SMC Corp.	1,400	813,508

Sony Group Corp.	16,000	1,599,663

Sysmex Corp.	7,700	769,103

		6,913,038

Netherlands — 7.6%

Adyen NV* (a)	468	1,151,792

Argenx SE*	2,135	613,507

Argenx SE*	340	96,936

ASML Holding NV	3,919	2,543,988

Pharvaris NV*	18,024	434,378

		4,840,601

Poland — 0.9%

InPost SA*	31,765	605,303

South Korea — 3.3%

Delivery Hero SE* (a)	7,779	1,234,067

LG Chem Ltd.	1,077	899,067

		2,133,134

Spain — 1.4%

Cellnex Telecom SA (a)	16,221	917,526

Sweden — 3.2%

Assa Abloy AB, Class B	34,642	987,629

Atlas Copco AB, Class A	17,575	1,065,749

		2,053,378

Switzerland — 6.7%

Lonza Group AG (Registered)	1,439	914,793

Nestle SA (Registered)	19,825	2,365,731

Straumann Holding AG (Registered)	726	1,037,579

		4,318,103

Taiwan — 6.8%

Sea Ltd., ADR*	4,231	1,068,497

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	27,989	3,267,436

		4,335,933

SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

United Kingdom — 9.3%

Diageo plc	32,228	1,446,761

InterContinental Hotels Group plc*	12,118	861,142

Intertek Group plc	9,243	783,523

Linde plc	3,167	905,247

London Stock Exchange Group plc	8,626	881,304

RELX plc	41,992	1,092,662

		5,970,639

United States — 2.4%

EPAM Systems, Inc.*	2,106	964,022

Unity Software, Inc.*	5,576	566,410

		1,530,432

Total Common Stocks (Cost $52,788,546)		63,024,732

Total Investments — 98.5% (Cost $52,788,546)		63,024,732
Other Assets Less Liabilities — 1.5%		949,432

NET ASSETS — 100.0%		63,974,164

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS

Semiconductors & Semiconductor Equipment	9.2%

Internet & Direct Marketing Retail	6.2

Machinery	6.0

Health Care Equipment & Supplies	5.8

IT Services	5.4

Interactive Media & Services	5.3

Textiles, Apparel & Luxury Goods	5.2

Chemicals	4.1

Biotechnology	4.0

Food Products	3.7

Pharmaceuticals	3.5

Capital Markets	3.4

Professional Services	3.0

Entertainment	3.0

Life Sciences Tools & Services	3.0

Building Products	2.9

Banks	2.7

INDUSTRY	PERCENT OF TOTAL INVESTMENTS

Personal Products	2.6%

Household Durables	2.5

Insurance	2.5

Beverages	2.3

Electronic Equipment, Instruments & Components	2.2

Diversified Consumer Services	1.8

Software	1.8

Road & Rail	1.6

Diversified Telecommunication Services	1.5

Electric Utilities	1.4

Hotels, Restaurants & Leisure	1.4

Multiline Retail	1.0

Air Freight & Logistics	1.0

Abbreviations

ADR	American Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company

(a)

    Securityexempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	185

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.8%

Aerospace & Defense — 0.5%

Lockheed Martin Corp.	368	140,046

Automobiles & Parts — 0.3%

Genuine Parts Co.	755	94,352

Banks — 2.3%

Comerica, Inc.	797	59,903

First Horizon Corp.	4,585	83,860

FNB Corp.	1,546	19,928

Huntington Bancshares, Inc.	6,799	104,161

New York Community Bancorp, Inc.	11,390	136,224

PacWest Bancorp	2,935	127,408

People’s United Financial, Inc.	7,347	133,201

		664,685

Beverages — 2.7%

Brown-Forman Corp., Class B	452	34,479

Coca-Cola Co. (The)	3,074	165,934

Constellation Brands, Inc., Class A	628	150,921

Keurig Dr Pepper, Inc.	3,852	138,094

Molson Coors Beverage Co., Class B*	2,427	133,364

PepsiCo, Inc.	1,168	168,379

		791,171

Chemicals — 5.1%

Cabot Corp.	1,226	67,283

Celanese Corp.	398	62,347

CF Industries Holdings, Inc.	3,442	167,384

Chemours Co. (The)	5,886	177,757

Dow, Inc.	2,629	164,312

Eastman Chemical Co.	1,410	162,700

Huntsman Corp.	4,734	135,724

LyondellBasell Industries NV, Class A	1,516	157,270

NewMarket Corp.	34	11,784

Olin Corp.	5,810	250,004

Scotts Miracle-Gro Co. (The)	149	34,443

Valvoline, Inc.	1,473	46,252

WR Grace & Co.	416	28,592

		1,465,852

Construction & Materials — 0.5%

MDU Resources Group, Inc.	4,621	154,619

Consumer Services — 0.3%

H&R Block, Inc.	3,389	75,439

Electricity — 12.2%

AES Corp. (The)	6,267	174,348

Alliant Energy Corp.	2,796	157,051

American Electric Power Co., Inc.	1,779	157,815

Avangrid, Inc.	2,121	107,959

INVESTMENTS	SHARES	VALUE($)

Electricity — continued

CMS Energy Corp.	2,451	157,820

Consolidated Edison, Inc.	1,993	154,278

Dominion Energy, Inc.	2,050	163,795

DTE Energy Co.	1,135	158,923

Edison International	2,370	140,896

Entergy Corp.	1,525	166,667

Evergy, Inc.	2,732	174,766

Eversource Energy	1,696	146,229

Exelon Corp.	3,779	169,828

FirstEnergy Corp.	4,902	185,884

Hawaiian Electric Industries, Inc.	2,509	108,038

IDACORP, Inc.	933	95,614

NRG Energy, Inc.	3,264	116,916

OGE Energy Corp.	3,472	116,520

Pinnacle West Capital Corp.	1,771	149,915

PPL Corp.	5,045	146,961

Public Service Enterprise Group, Inc.	2,592	163,711

Southern Co. (The)	2,556	169,131

Vistra Corp.	7,511	126,711

Xcel Energy, Inc.	1,786	127,342

		3,537,118

Electronic & Electrical Equipment — 1.2%

Emerson Electric Co.	1,822	164,873

Hubbell, Inc.	898	172,425

		337,298

Finance & Credit Services — 0.2%

OneMain Holdings, Inc.	1,059	60,225

Food Producers — 6.9%

Archer-Daniels-Midland Co.	2,379	150,186

Bunge Ltd.	1,695	143,092

Campbell Soup Co.	2,876	137,329

Conagra Brands, Inc.	3,793	140,682

Corteva, Inc.	2,343	114,245

Flowers Foods, Inc.	5,224	125,167

General Mills, Inc.	2,418	147,160

Hershey Co. (The)	734	120,596

Hormel Foods Corp.	2,005	92,631

Ingredion, Inc.	376	35,122

JM Smucker Co. (The)	829	108,591

Kellogg Co.	2,291	143,004

Kraft Heinz Co. (The)	3,925	162,063

Lamb Weston Holdings, Inc.	367	29,544

McCormick & Co., Inc. (Non-Voting)	1,011	91,354

Mondelez International, Inc., Class A	2,537	154,275

SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Food Producers — continued

Tyson Foods, Inc., Class A	1,352	104,712

		1,999,753

Gas, Water & Multi-utilities — 4.4%

Ameren Corp.	1,044	88,573

Atmos Energy Corp.	670	69,405

CenterPoint Energy, Inc.	6,502	159,234

Duke Energy Corp.	1,723	173,489

Essential Utilities, Inc.	626	29,504

National Fuel Gas Co.	2,146	106,570

NiSource, Inc.	6,361	165,513

Sempra Energy	1,151	158,343

UGI Corp.	3,750	163,913

WEC Energy Group, Inc.	1,619	157,318

		1,271,862

General Industrials — 3.0%

3M Co.	853	168,160

Eaton Corp. plc	1,208	172,659

Packaging Corp. of America	1,131	166,992

RPM International, Inc.	601	56,999

Sonoco Products Co.	2,123	138,972

WestRock Co.	2,940	163,905

		867,687

Health Care Providers — 1.1%

Encompass Health Corp.	1,481	125,678

UnitedHealth Group, Inc.	482	192,221

		317,899

Household Goods & Home Construction — 1.1%

Leggett & Platt, Inc.	2,077	103,165

Newell Brands, Inc.	4,425	119,298

Whirlpool Corp.	376	88,905

		311,368

Industrial Engineering — 0.8%

Caterpillar, Inc.	384	87,594

Cummins, Inc.	618	155,761

		243,355

Industrial Materials — 0.6%

International Paper Co.	2,934	170,172

Industrial Metals & Mining — 2.7%

Fastenal Co.	1,352	70,683

GrafTech International Ltd.	1,753	22,298

Nucor Corp.	2,590	213,053

Reliance Steel & Aluminum Co.	737	118,148

INVESTMENTS	SHARES	VALUE($)

Industrial Metals & Mining — continued

Southern Copper Corp. (Peru)	1,636	113,555

Steel Dynamics, Inc.	3,332	180,661

Timken Co. (The)	734	61,561

		779,959

Industrial Support Services — 0.5%

Paychex, Inc.	1,634	159,299

Industrial Transportation — 1.4%

Macquarie Infrastructure Corp.	3,169	105,559

Ryder System, Inc.	1,315	104,990

United Parcel Service, Inc., Class B	955	194,686

		405,235

Investment Banking & Brokerage Services — 1.4%

Apollo Global Management, Inc.	955	52,878

Franklin Resources, Inc.	2,142	64,260

Invesco Ltd.	6,823	184,221

Lazard Ltd., Class A	2,234	100,508

		401,867

Leisure Goods — 0.8%

Garmin Ltd.	559	76,717

Harley-Davidson, Inc.	1,849	89,436

Hasbro, Inc.	537	53,405

		219,558

Life Insurance — 0.9%

Principal Financial Group, Inc.	1,010	64,508

Prudential Financial, Inc.	1,514	151,945

Unum Group	1,603	45,301

		261,754

Media — 0.1%

Nielsen Holdings plc	1,032	26,471

Medical Equipment & Services — 2.2%

Abbott Laboratories	1,334	160,186

Becton Dickinson and Co.	554	137,841

Medtronic plc	1,478	193,500

Quest Diagnostics, Inc.	1,093	144,145

		635,672

Mortgage Real Estate Investment Trusts — 2.3%

AGNC Investment Corp.	10,012	179,515

Annaly Capital Management, Inc.	18,310	166,255

New Residential Investment Corp.	14,394	154,304

Starwood Property Trust, Inc.	6,395	165,119

		665,193

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	187

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Non-life Insurance — 1.1%

Old Republic International Corp.	6,101	150,206

Progressive Corp. (The)	1,551	156,248

		306,454

Non-Renewable Energy — 4.9%

Antero Midstream Corp.	17,083	147,597

Chevron Corp.	1,643	169,344

Equitrans Midstream Corp.	13,666	111,515

Exxon Mobil Corp.	3,009	172,235

Helmerich & Payne, Inc.	4,012	102,828

Kinder Morgan, Inc.	9,701	165,402

Murphy Oil Corp.	4,129	69,904

ONEOK, Inc.	3,292	172,303

Targa Resources Corp.	4,057	140,737

Valero Energy Corp.	205	15,162

Williams Cos., Inc. (The)	6,531	159,095

		1,426,122

Personal Care, Drug & Grocery Stores — 5.7%

AmerisourceBergen Corp.	726	87,701

Casey’s General Stores, Inc.	165	36,661

Church & Dwight Co., Inc.	1,008	86,426

Clorox Co. (The)	734	133,955

Colgate-Palmolive Co.	1,839	148,407

CVS Health Corp.	2,014	153,870

Energizer Holdings, Inc.	503	24,798

Kimberly-Clark Corp.	1,050	139,986

Kroger Co. (The)	3,965	144,881

McKesson Corp.	649	121,727

Nu Skin Enterprises, Inc., Class A	1,673	88,435

Procter & Gamble Co. (The)	1,365	182,118

Spectrum Brands Holdings, Inc.	200	17,628

Sysco Corp.	1,670	141,499

Walgreens Boots Alliance, Inc.	2,911	154,574

		1,662,666

Personal Goods — 0.7%

Coty, Inc., Class A*	6,678	66,847

Hanesbrands, Inc.	5,040	106,142

Tapestry, Inc.*	727	34,787

		207,776

Pharmaceuticals, Biotechnology & Marijuana Producers — 5.2%

AbbVie, Inc.	1,661	185,202

Amgen, Inc.	626	150,015

Bristol-Myers Squibb Co.	2,631	164,227

Cardinal Health, Inc.	2,192	132,265

INVESTMENTS	SHARES	VALUE($)

Pharmaceuticals, Biotechnology & Marijuana Producers — continued

Eli Lilly & Co.	844	154,258

Gilead Sciences, Inc.	2,130	135,191

Johnson & Johnson	1,258	204,714

Merck & Co., Inc.	1,939	144,456

Perrigo Co. plc	1,780	74,101

Pfizer, Inc.	4,108	158,774

		1,503,203

Real Estate Investment Trusts — 8.8%

Apartment Investment and Management Co., Class A	3,433	23,825

Apple Hospitality REIT, Inc.	5,634	89,355

Brandywine Realty Trust	7,187	97,240

Brixmor Property Group, Inc.	5,019	112,124

Brookfield Property REIT, Inc., Class A	2,201	39,585

Corporate Office Properties Trust	1,012	28,377

EPR Properties*	2,734	130,439

Gaming and Leisure Properties, Inc.	3,204	148,954

Healthcare Trust of America, Inc., Class A	810	23,790

Healthpeak Properties, Inc.	3,723	127,848

Iron Mountain, Inc.	3,943	158,193

Kimco Realty Corp.	6,373	133,833

Medical Properties Trust, Inc.	3,602	79,424

National Retail Properties, Inc.	2,123	98,550

Omega Healthcare Investors, Inc.	3,602	136,876

Outfront Media, Inc.*	3,349	81,615

Park Hotels & Resorts, Inc.*	7,703	171,854

Rayonier, Inc.	2,791	101,257

Simon Property Group, Inc.	1,282	156,071

Spirit Realty Capital, Inc.	2,931	139,340

Ventas, Inc.	700	38,822

VEREIT, Inc.	2,956	141,415

Vornado Realty Trust	428	19,581

Welltower, Inc.	1,516	113,745

WP Carey, Inc.	2,000	149,780

		2,541,893

Retailers — 1.1%

Foot Locker, Inc.	827	48,777

Gap, Inc. (The)	2,520	83,412

Kohl’s Corp.	1,076	63,118

L Brands, Inc.*	1,453	95,753

Nordstrom, Inc.*	493	18,083

		309,143

Software & Computer Services — 1.2%

DXC Technology Co.*	52	1,711

Hewlett Packard Enterprise Co.	11,107	177,934

SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Software & Computer Services — continued

International Business Machines Corp.	1,111	157,629

		337,274

Technology Hardware & Equipment — 4.7%

Analog Devices, Inc.	1,115	170,773

HP, Inc.	5,532	188,697

Intel Corp.	2,595	149,290

KLA Corp.	558	175,965

Maxim Integrated Products, Inc.	1,849	173,806

Microchip Technology, Inc.	304	45,688

NetApp, Inc.	1,008	75,288

QUALCOMM, Inc.	1,166	161,841

Xerox Holdings Corp.	5,965	143,995

Xilinx, Inc.	537	68,715

		1,354,058

Telecommunications Equipment — 2.3%

Arista Networks, Inc.*	393	123,862

Ciena Corp.*	955	48,199

Cisco Systems, Inc.	3,272	166,577

Juniper Networks, Inc.	3,368	85,514

Lumentum Holdings, Inc.*	1,157	98,403

Motorola Solutions, Inc.	503	94,715

Ubiquiti, Inc.	78	22,256

ViaSat, Inc.*	412	21,337

		660,863

Telecommunications Service Providers — 5.5%

Altice USA, Inc., Class A*	3,055	110,927

AT&T, Inc.	5,507	172,975

Cable One, Inc.	21	37,590

Charter Communications, Inc., Class A*	229	154,220

Comcast Corp., Class A	2,827	158,736

DISH Network Corp., Class A*	3,165	141,760

Liberty Broadband Corp., Class C*	841	136,848

Lumen Technologies, Inc.	12,074	154,909

Roku, Inc.*	390	133,758

Telephone and Data Systems, Inc.	3,942	90,587

T-Mobile US, Inc.*	1,124	148,514

INVESTMENTS	SHARES	VALUE($)

Telecommunications Service Providers — continued

Verizon Communications, Inc.	2,821	163,026

		1,603,850

Tobacco — 1.1%

Altria Group, Inc.	3,220	153,755

Philip Morris International, Inc.	1,833	174,135

		327,890

Travel & Leisure — 1.5%

Copa Holdings SA, Class A (Panama)*	956	82,694

Darden Restaurants, Inc.	276	40,495

Extended Stay America, Inc.	5,450	108,400

Six Flags Entertainment Corp.*	2,859	134,316

Travel + Leisure Co.	1,031	66,530

		432,435

Waste & Disposal Services — 0.5%

Waste Management, Inc.	1,043	143,903

Total Common Stocks (Cost $27,191,601)		28,875,439

Short-Term Investments — 0.2%

Investment Companies — 0.2%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a) (b) (Cost $54,411)	54,411	54,411

Total Investments — 100.0% (Cost $27,246,012)		28,929,850

Liabilities in Excess of Other Assets — 0.0% (c)		(7,049)

NET ASSETS — 100.0%		28,922,801

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2021.
(c)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

Futures contracts outstanding as of April 30, 2021:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Micro E-Mini S&P 500 Index	1	06/2021	USD	20,871	1,381

Abbreviations
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	189

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — 99.8%

Aerospace & Defense — 1.0%

L3Harris Technologies, Inc.	471	98,547

Lockheed Martin Corp.	257	97,804

		196,351

Automobiles & Parts — 0.6%

Gentex Corp.	1,563	54,986

Genuine Parts Co.	503	62,860

		117,846

Banks — 0.1%

TFS Financial Corp.	1,318	25,780

Beverages — 3.9%

Brown-Forman Corp., Class B	1,300	99,164

Coca-Cola Co. (The)	1,944	104,937

Constellation Brands, Inc., Class A	433	104,059

Keurig Dr Pepper, Inc.	2,818	101,025

Molson Coors Beverage Co., Class B*	2,077	114,131

Monster Beverage Corp.*	1,141	110,734

PepsiCo, Inc.	769	110,859

		744,909

Chemicals — 3.8%

Air Products and Chemicals, Inc.	347	100,103

Ashland Global Holdings, Inc.	1,108	95,521

Celanese Corp.	90	14,099

Ecolab, Inc.	448	100,406

International Flavors & Fragrances, Inc.	608	86,439

Linde plc (United Kingdom)	442	126,341

NewMarket Corp.	111	38,471

Scotts Miracle-Gro Co. (The)	528	122,052

WR Grace & Co.	662	45,499

		728,931

Construction & Materials — 0.0%(a)

MDU Resources Group, Inc.	47	1,573

Consumer Services — 0.6%

Graham Holdings Co., Class B	36	22,882

Rollins, Inc.	485	18,081

Service Corp. International	1,479	79,037

		120,000

Electricity — 11.5%

Alliant Energy Corp.	1,836	103,128

American Electric Power Co., Inc.	1,239	109,912

Avangrid, Inc.	1,592	81,033

CMS Energy Corp.	1,667	107,338

Consolidated Edison, Inc.	1,306	101,098

Dominion Energy, Inc.	1,290	103,071

INVESTMENTS	SHARES	VALUE($)

Electricity — continued

DTE Energy Co.	820	114,816

Edison International	1,523	90,542

Entergy Corp.	998	109,072

Evergy, Inc.	1,616	103,376

Eversource Energy	1,170	100,877

Exelon Corp.	2,305	103,587

FirstEnergy Corp.	1,878	71,214

Hawaiian Electric Industries, Inc.	1,207	51,973

IDACORP, Inc.	657	67,329

NextEra Energy, Inc.	1,554	120,451

NRG Energy, Inc.	2,005	71,819

OGE Energy Corp.	2,315	77,691

Pinnacle West Capital Corp.	1,164	98,533

PPL Corp.	3,114	90,711

Public Service Enterprise Group, Inc.	1,800	113,688

Southern Co. (The)	1,626	107,592

Xcel Energy, Inc.	1,458	103,955

		2,202,806

Electronic & Electrical Equipment — 0.6%

Hubbell, Inc.	239	45,890

Waters Corp.*	208	62,373

		108,263

Finance & Credit Services — 0.1%

Morningstar, Inc.	65	17,226

Food Producers — 9.3%

Archer-Daniels-Midland Co.	1,859	117,359

Bunge Ltd.	1,175	99,194

Campbell Soup Co.	1,907	91,059

Conagra Brands, Inc.	2,733	101,367

Corteva, Inc.	1,692	82,502

Flowers Foods, Inc.	2,639	63,230

General Mills, Inc.	1,566	95,307

Hain Celestial Group, Inc. (The)*	289	11,852

Hershey Co. (The)	625	102,687

Hormel Foods Corp.	1,902	87,872

Ingredion, Inc.	1,018	95,091

JM Smucker Co. (The) (b)	818	107,150

Kellogg Co.	1,484	92,631

Kraft Heinz Co. (The)	2,325	95,999

Lamb Weston Holdings, Inc.	1,171	94,266

McCormick & Co., Inc. (Non-Voting)	1,041	94,065

Mondelez International, Inc., Class A	1,697	103,195

Pilgrim’s Pride Corp.*	638	15,286

Post Holdings, Inc.*	795	90,455

TreeHouse Foods, Inc.*	878	41,793

Tyson Foods, Inc., Class A	1,209	93,637

SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Food Producers — continued

US Foods Holding Corp.*	321	13,309

		1,789,306

Gas, Water & Multi-utilities — 5.4%

Ameren Corp.	1,241	105,286

American Water Works Co., Inc.	758	118,240

Atmos Energy Corp.	956	99,032

CenterPoint Energy, Inc.	2,353	57,625

Duke Energy Corp.	1,099	110,658

Essential Utilities, Inc.	1,920	90,490

National Fuel Gas Co.	1,512	75,086

NiSource, Inc.	4,059	105,615

Sempra Energy	741	101,939

UGI Corp.	1,636	71,510

WEC Energy Group, Inc.	1,044	101,446

		1,036,927

General Industrials — 1.9%

3M Co.	411	81,024

AptarGroup, Inc.	310	46,751

PPG Industries, Inc.	699	119,697

RPM International, Inc.	919	87,158

Silgan Holdings, Inc.	339	14,296

Sonoco Products Co.	229	14,990

		363,916

Health Care Providers — 1.8%

Cerner Corp.	670	50,284

Chemed Corp.	109	51,950

Encompass Health Corp.	421	35,726

IQVIA Holdings, Inc.*	286	67,121

UnitedHealth Group, Inc.	330	131,604

		336,685

Household Goods & Home Construction — 0.7%

Leggett & Platt, Inc.	1,166	57,915

NVR, Inc.*	16	80,290

		138,205

Industrial Materials — 0.5%

Avery Dennison Corp.	421	90,166

Industrial Metals & Mining — 0.5%

Fastenal Co.	1,712	89,503

Industrial Support Services — 0.8%

Automatic Data Processing, Inc.	438	81,902

Jack Henry & Associates, Inc.	296	48,198

Verisk Analytics, Inc.	118	22,207

		152,307

Industrial Transportation — 1.1%

Expeditors International of Washington, Inc.	680	74,705

INVESTMENTS	SHARES	VALUE($)

Industrial Transportation — continued

United Parcel Service, Inc., Class B	643	131,082

		205,787

Investment Banking & Brokerage Services — 0.7%

Berkshire Hathaway, Inc., Class B*	456	125,377

Broadridge Financial Solutions, Inc.	102	16,180

		141,557

Leisure Goods — 1.1%

Electronic Arts, Inc.	139	19,749

Garmin Ltd.	864	118,575

Hasbro, Inc.	131	13,028

Pool Corp.	132	55,773

		207,125

Medical Equipment & Services — 13.0%

Abbott Laboratories	953	114,436

Baxter International, Inc.	1,161	99,486

Becton Dickinson and Co.	383	95,294

Bio-Rad Laboratories, Inc., Class A*	163	102,711

Bio-Techne Corp.	299	127,820

Boston Scientific Corp.*	2,591	112,968

Cooper Cos., Inc. (The)	275	112,995

Danaher Corp.	503	127,732

Edwards Lifesciences Corp.*	1,086	103,735

Henry Schein, Inc.*	1,299	94,177

Hill-Rom Holdings, Inc.	950	104,709

Hologic, Inc.*	1,297	85,018

IDEXX Laboratories, Inc.*	215	118,033

Integra LifeSciences Holdings Corp.*	254	18,816

Masimo Corp.*	364	84,692

Medtronic plc	934	122,279

PerkinElmer, Inc.	637	82,574

QIAGEN NV*	1,184	56,986

Quest Diagnostics, Inc.	820	108,142

STERIS plc	550	116,061

Stryker Corp.	448	117,658

Teleflex, Inc.	256	108,155

Thermo Fisher Scientific, Inc.	243	114,266

West Pharmaceutical Services, Inc.	406	133,379

Zimmer Biomet Holdings, Inc.	117	20,728

		2,482,850

Mortgage Real Estate Investment Trusts — 0.3%

AGNC Investment Corp.	413	7,405

Annaly Capital Management, Inc.	604	5,485

Starwood Property Trust, Inc.	1,593	41,131

		54,021

Non-life Insurance — 4.0%

Allstate Corp. (The)	857	108,668

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	191

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Non-life Insurance — continued

American Financial Group, Inc.	305	37,472

Aon plc, Class A	126	31,681

Arch Capital Group Ltd.*	945	37,526

Arthur J Gallagher & Co.	567	82,187

Brown & Brown, Inc.	2,188	116,358

Markel Corp.*	39	45,880

Marsh & McLennan Cos., Inc.	869	117,923

RenaissanceRe Holdings Ltd. (Bermuda)	566	95,547

White Mountains Insurance Group Ltd.	46	53,610

WR Berkley Corp.	464	36,990

		763,842

Non-Renewable Energy — 4.1%

Baker Hughes Co.	3,298	66,224

Cabot Oil & Gas Corp.	4,848	80,816

Cheniere Energy, Inc.*	1,469	113,877

Chevron Corp.	986	101,627

ConocoPhillips	487	24,905

Exxon Mobil Corp.	1,862	106,581

Kinder Morgan, Inc.	5,637	96,111

Phillips 66	1,204	97,416

Williams Cos., Inc. (The)	3,851	93,810

		781,367

Personal Care, Drug & Grocery Stores — 5.4%

Albertsons Cos., Inc., Class A (b)	879	16,323

AmerisourceBergen Corp.	701	84,681

Casey’s General Stores, Inc.	109	24,219

Church & Dwight Co., Inc.	1,109	95,086

Clorox Co. (The)	479	87,418

Colgate-Palmolive Co.	1,282	103,457

CVS Health Corp.	1,291	98,632

Grocery Outlet Holding Corp.*	319	12,884

Kimberly-Clark Corp.	673	89,724

Kroger Co. (The)	2,593	94,748

McKesson Corp.	426	79,901

Procter & Gamble Co. (The)	860	114,741

Sprouts Farmers Market, Inc.*	921	23,587

Walgreens Boots Alliance, Inc.	1,897	100,731

		1,026,132

Personal Goods — 0.2%

Columbia Sportswear Co.	134	14,607

VF Corp.	199	17,445

		32,052

Pharmaceuticals, Biotechnology & Marijuana Producers — 5.6%

AbbVie, Inc.	1,003	111,835

Amgen, Inc.	424	101,607

Bristol-Myers Squibb Co.	1,567	97,812

INVESTMENTS	SHARES	VALUE($)

Pharmaceuticals, Biotechnology & Marijuana Producers — continued

Eli Lilly & Co.	530	96,868

Gilead Sciences, Inc.	1,431	90,826

Johnson & Johnson	753	122,536

Merck & Co., Inc.	1,299	96,775

Pfizer, Inc.	2,479	95,813

Regeneron Pharmaceuticals, Inc.*	179	86,153

United Therapeutics Corp.*	200	40,312

Zoetis, Inc.	728	125,966

		1,066,503

Precious Metals & Mining — 0.4%

Newmont Corp.	1,370	85,502

Real Estate Investment Trusts — 5.6%

Alexandria Real Estate Equities, Inc.	402	72,802

American Homes 4 Rent, Class A	677	25,076

American Tower Corp.	455	115,920

Apple Hospitality REIT, Inc.	860	13,640

CoreSite Realty Corp.	191	23,205

Crown Castle International Corp.	631	119,297

CubeSmart	529	22,398

Digital Realty Trust, Inc.	679	104,776

Equinix, Inc.	147	105,952

Equity Commonwealth	1,531	44,093

Equity LifeStyle Properties, Inc.	614	42,612

Extra Space Storage, Inc.	347	51,595

First Industrial Realty Trust, Inc.	401	19,958

Gaming and Leisure Properties, Inc.	358	16,643

Healthcare Trust of America, Inc., Class A	669	19,649

Life Storage, Inc.	255	24,495

Mid-America Apartment Communities, Inc.	216	33,983

Public Storage	376	105,716

SBA Communications Corp.	364	109,098

WP Carey, Inc.	53	3,969

		1,074,877

Renewable Energy — 0.5%

First Solar, Inc.*	1,325	101,402

Retailers — 1.2%

Costco Wholesale Corp.	317	117,952

Walmart, Inc.	780	109,130

		227,082

Software & Computer Services — 4.9%

Amdocs Ltd.	1,363	104,597

ANSYS, Inc.*	346	126,518

Black Knight, Inc.*	448	32,444

CDK Global, Inc.	1,240	66,452

Citrix Systems, Inc.	538	66,631

Cognizant Technology Solutions Corp., Class A	179	14,391

International Business Machines Corp.	409	58,029

SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)

Common Stocks — continued

Software & Computer Services — continued

Intuit, Inc.	285	117,466

Microsoft Corp.	572	144,247

Synopsys, Inc.*	470	116,118

Tyler Technologies, Inc.*	142	60,330

VeriSign, Inc.*	123	26,909

		934,132

Technology Hardware & Equipment — 0.3%

Texas Instruments, Inc.	364	65,706

Telecommunications Equipment — 1.3%

Cisco Systems, Inc.	1,582	80,540

Juniper Networks, Inc.	2,209	56,086

Motorola Solutions, Inc.	578	108,837

		245,463

Telecommunications Service Providers — 3.8%

AT&T, Inc.	3,144	98,753

Charter Communications, Inc., Class A*	144	96,977

Comcast Corp., Class A	1,735	97,420

Liberty Broadband Corp., Class C*	550	89,496

Lumen Technologies, Inc.	3,322	42,621

Telephone and Data Systems, Inc.	2,329	53,521

T-Mobile US, Inc.*	800	105,704

United States Cellular Corp.*	1,113	37,987

Verizon Communications, Inc.	1,852	107,027

		729,506

Tobacco — 1.1%

Altria Group, Inc.	2,033	97,076

Philip Morris International, Inc.	1,106	105,070

		202,146

Travel & Leisure — 0.9%

Choice Hotels International, Inc.*	343	39,033

McDonald’s Corp.	532	125,595

Yum! Brands, Inc.	65	7,769

		172,397

Waste & Disposal Services — 1.2%

Republic Services, Inc.	1,052	111,828

INVESTMENTS	SHARES	VALUE($)

Waste & Disposal Services— continued

Waste Management, Inc.	869	119,896

		231,724

Total Common Stocks (Cost $17,317,805)		19,091,873

Short-Term Investments — 0.8%

Investment Companies — 0.1%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (c) (d) (Cost $16,846)	16,846	16,846

Investment of Cash Collateral from Securities Loaned — 0.7%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (c) (d)	24,948	24,950

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (c) (d)	98,641	98,641

Total Investment of Cash Collateral from Securities Loaned (Cost $123,596)		123,591

Total Short-Term Investments (Cost $140,442)		140,437

Total Investments — 100.6% (Cost $17,458,247)		19,232,310
Liabilities in Excess of Other Assets — (0.6%)		(105,476)

NET ASSETS — 100.0%		19,126,834

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	Amount rounds to less than 0.1% of net assets.
(b)	The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 is $119,697.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2021.
*	Non-income producing security.

Futures contracts outstanding as of April 30, 2021:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Micro E-Mini S&P 500 Index	1	06/2021	USD	20,871	(170)

Abbreviations
USD	UnitedStates Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	193

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.9%

Aerospace & Defense — 0.3%

Axon Enterprise, Inc.*	2,116	320,807

Virgin Galactic Holdings, Inc.* (a)	12,329	273,087

		593,894

Automobiles & Parts — 2.4%

Gentex Corp.	10,536	370,657

Tesla, Inc.*	5,394	3,826,719

		4,197,376

Banks — 1.5%

Bank OZK	2,880	118,051

East West Bancorp, Inc.	3,280	249,772

First Citizens BancShares, Inc., Class A	189	163,950

First Republic Bank	2,227	408,076

Pinnacle Financial Partners, Inc.	1,533	134,352

Popular, Inc. (Puerto Rico)	2,200	162,712

Regions Financial Corp.	14,728	321,070

Signature Bank	1,152	289,740

SVB Financial Group*	1,051	600,993

Western Alliance Bancorp	2,388	250,907

		2,699,623

Beverages — 0.6%

Boston Beer Co., Inc. (The), Class A*	366	445,235

Monster Beverage Corp.*	6,400	621,120

		1,066,355

Chemicals — 1.0%

Air Products and Chemicals, Inc.	2,220	640,426

Albemarle Corp.	1,844	310,105

Ashland Global Holdings, Inc.	713	61,468

Ecolab, Inc.	3,086	691,634

Element Solutions, Inc.	4,723	103,339

		1,806,972

Construction & Materials — 1.4%

AECOM*	6,650	441,760

Masco Corp.	7,296	466,068

Quanta Services, Inc.	4,963	479,624

Trane Technologies plc	1,625	282,474

Trex Co., Inc.*	4,571	493,622

Watsco, Inc.	1,007	294,910

		2,458,458

Consumer Services — 0.7%

Chegg, Inc.*	4,716	425,997

Copart, Inc.*	4,573	569,384

frontdoor, Inc.*	1,302	69,696

INVESTMENTS	SHARES	VALUE($)

Consumer Services — continued

Rollins, Inc.	5,947	221,704

		1,286,781

Electricity — 1.8%

AES Corp. (The)	17,662	491,357

Eversource Energy	5,817	501,542

NextEra Energy, Inc.	20,209	1,566,399

NRG Energy, Inc.	4,733	169,536

Southern Co. (The)	5,560	367,905

		3,096,739

Electronic & Electrical Equipment — 1.0%

Keysight Technologies, Inc.*	3,884	560,656

Mettler-Toledo International, Inc.*	491	644,840

Zebra Technologies Corp., Class A*	1,091	532,124

		1,737,620

Finance & Credit Services — 1.9%

Ally Financial, Inc.	6,393	328,920

FactSet Research Systems, Inc.	441	148,273

Moody’s Corp.	2,188	714,841

Morningstar, Inc.	595	157,681

MSCI, Inc.	1,390	675,220

S&P Global, Inc.	2,809	1,096,606

SLM Corp.	12,722	250,115

		3,371,656

Food Producers — 2.0%

Archer-Daniels-Midland Co.	6,851	432,504

Beyond Meat, Inc.* (a)	1,571	206,869

Bunge Ltd.	3,776	318,770

Conagra Brands, Inc.	8,101	300,466

Corteva, Inc.	13,169	642,120

Hain Celestial Group, Inc. (The)*	2,659	109,046

Herbalife Nutrition Ltd.*	4,048	185,277

Hormel Foods Corp.	7,236	334,303

Kraft Heinz Co. (The)	8,993	371,321

McCormick & Co., Inc. (Non-Voting)	4,782	432,101

TreeHouse Foods, Inc.*	3,166	150,702

		3,483,479

Gas, Water & Multi-utilities — 0.7%

American Water Works Co., Inc.	3,814	594,946

National Fuel Gas Co.	1,756	87,203

WEC Energy Group, Inc.	5,073	492,943

		1,175,092

SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

General Industrials — 0.9%

AptarGroup, Inc.	1,125	169,661

Ball Corp.	6,160	576,823

Crown Holdings, Inc.	4,109	451,168

RPM International, Inc.	3,779	358,400

		1,556,052

Health Care Providers — 2.4%

Amedisys, Inc.*	1,371	369,964

Chemed Corp.	323	153,945

DaVita, Inc.*	3,347	390,026

Humana, Inc.	1,574	700,808

Teladoc Health, Inc.*	2,556	440,527

UnitedHealth Group, Inc.	3,990	1,591,212

Veeva Systems, Inc., Class A*	2,344	662,063

		4,308,545

Household Goods & Home Construction — 0.4%

DR Horton, Inc.	2,483	244,054

PulteGroup, Inc.	8,506	502,875

		746,929

Industrial Engineering — 1.0%

Deere & Co.	3,424	1,269,791

Generac Holdings, Inc.*	1,535	497,263

		1,767,054

Industrial Materials — 0.3%

Avery Dennison Corp.	2,386	511,010

Industrial Metals & Mining — 0.4%

Fastenal Co.	2,723	142,359

Freeport-McMoRan, Inc.	14,292	538,951

		681,310

Industrial Support Services — 7.1%

American Express Co.	3,167	485,659

Bill.com Holdings, Inc.*	2,752	425,542

Cintas Corp.	1,465	505,630

CoreLogic, Inc.	4,662	371,561

Fair Isaac Corp.*	850	443,199

Mastercard, Inc., Class A	7,660	2,926,580

Paylocity Holding Corp.*	1,702	328,895

PayPal Holdings, Inc.*	10,780	2,827,486

Square, Inc., Class A*	4,440	1,087,001

Visa, Inc., Class A	13,222	3,088,130

		12,489,683

Industrial Transportation — 2.8%

FedEx Corp.	2,966	861,059

INVESTMENTS	SHARES	VALUE($)

Industrial Transportation — continued

JB Hunt Transport Services, Inc.	2,563	437,530

Kansas City Southern	2,188	639,355

Norfolk Southern Corp.	3,269	912,836

Old Dominion Freight Line, Inc.	2,218	571,823

Schneider National, Inc., Class B	1,724	41,772

United Parcel Service, Inc., Class B	7,323	1,492,867

		4,957,242

Investment Banking & Brokerage Services — 5.2%

Affiliated Managers Group, Inc.	1,484	239,176

Ameriprise Financial, Inc.	1,588	410,339

Ares Management Corp.	3,863	202,885

BlackRock, Inc.	1,608	1,317,434

Broadridge Financial Solutions, Inc.	2,746	435,598

Charles Schwab Corp. (The)	12,570	884,928

Evercore, Inc., Class A	1,780	249,431

Goldman Sachs Group, Inc. (The)	2,917	1,016,429

Interactive Brokers Group, Inc., Class A	2,676	191,388

Invesco Ltd.	9,532	257,364

Jefferies Financial Group, Inc.	6,893	224,091

KKR & Co., Inc.	11,202	633,809

LPL Financial Holdings, Inc.	2,913	456,467

MarketAxess Holdings, Inc.	932	455,245

Morgan Stanley	12,233	1,009,834

Nasdaq, Inc.	1,844	297,880

T. Rowe Price Group, Inc.	2,588	463,770

Tradeweb Markets, Inc., Class A	2,846	231,323

Virtu Financial, Inc., Class A	6,429	190,491

		9,167,882

Leisure Goods — 1.1%

Garmin Ltd.	3,760	516,023

Pool Corp.	1,283	542,093

Take-Two Interactive Software, Inc.*	2,795	490,187

Zynga, Inc., Class A*	36,901	399,269

		1,947,572

Media — 0.8%

Netflix, Inc.*	413	212,063

Spotify Technology SA*	2,240	564,749

Trade Desk, Inc. (The), Class A*	822	599,493

		1,376,305

Medical Equipment & Services — 6.4%

10X Genomics, Inc., Class A*	2,532	500,830

Agilent Technologies, Inc.	5,208	695,997

Bio-Rad Laboratories, Inc., Class A*	732	461,255

Bio-Techne Corp.	1,209	516,835

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	195

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Medical Equipment & Services — continued

Danaher Corp.	6,466	1,641,976

Dexcom, Inc.*	1,459	563,320

IDEXX Laboratories, Inc.*	1,314	721,373

Insulet Corp.*	1,780	525,492

Intuitive Surgical, Inc.*	1,270	1,098,550

Masimo Corp.*	1,705	396,702

Quest Diagnostics, Inc.	3,265	430,588

Quidel Corp.*	2,069	216,811

Repligen Corp.*	2,183	462,163

ResMed, Inc.	2,769	520,489

STERIS plc	642	135,475

Thermo Fisher Scientific, Inc.	3,881	1,824,963

West Pharmaceutical Services, Inc.	1,824	599,220

		11,312,039

Non-life Insurance — 2.3%

Aon plc, Class A	2,824	710,067

Arthur J Gallagher & Co.	4,070	589,946

Brown & Brown, Inc.	7,850	417,463

Erie Indemnity Co., Class A	854	182,773

Marsh & McLennan Cos., Inc.	5,858	794,931

Progressive Corp. (The)	7,850	790,809

Willis Towers Watson plc	2,135	552,666

		4,038,655

Non-Renewable Energy — 2.0%

Antero Midstream Corp.	36,314	313,753

Baker Hughes Co.	11,413	229,173

Cheniere Energy, Inc.*	3,908	302,948

Chevron Corp.	10,879	1,121,299

Cimarex Energy Co.	3,881	256,922

EQT Corp.*	20,095	383,815

Hess Corp.	4,793	357,126

Pioneer Natural Resources Co.	2,462	378,729

Targa Resources Corp.	4,564	158,325

		3,502,090

Personal Care, Drug & Grocery Stores — 2.2%

Casey’s General Stores, Inc.	1,282	284,847

Church & Dwight Co., Inc.	5,032	431,444

Kroger Co. (The)	14,344	524,130

Nu Skin Enterprises, Inc., Class A	2,531	133,789

Procter & Gamble Co. (The)	17,095	2,280,815

Spectrum Brands Holdings, Inc.	1,214	107,002

Sprouts Farmers Market, Inc.*	7,676	196,582

		3,958,609

INVESTMENTS	SHARES	VALUE($)

Personal Goods — 1.8%

Estee Lauder Cos., Inc. (The), Class A	2,908	912,530

Lululemon Athletica, Inc.*	1,774	594,769

NIKE, Inc., Class B	11,943	1,583,881

		3,091,180

Pharmaceuticals, Biotechnology & Marijuana Producers — 3.9%

Acceleron Pharma, Inc.*	2,981	372,536

Alnylam Pharmaceuticals, Inc.*	3,195	449,345

Bristol-Myers Squibb Co.	8,021	500,671

Catalent, Inc.*	4,375	492,056

Charles River Laboratories International, Inc.*	1,047	348,075

Eli Lilly & Co.	8,172	1,493,596

Guardant Health, Inc.*	142	22,575

Horizon Therapeutics plc*	5,195	491,551

Moderna, Inc.*	4,714	842,958

Seagen, Inc.*	2,712	389,877

United Therapeutics Corp.*	1,778	358,374

Zoetis, Inc.	6,011	1,040,083

		6,801,697

Precious Metals & Mining — 0.3%

Newmont Corp.	7,690	479,933

Real Estate Investment & Services — 0.6%

CoStar Group, Inc.*	685	585,284

Zillow Group, Inc., Class C*	3,538	460,365

		1,045,649

Real Estate Investment Trusts — 2.5%

Alexandria Real Estate Equities, Inc.	2,451	443,876

CoreSite Realty Corp.	1,212	147,246

Crown Castle International Corp.	4,421	835,834

CyrusOne, Inc.	3,340	243,252

Equinix, Inc.	1,224	882,210

Gaming and Leisure Properties, Inc.	4,124	191,725

Invitation Homes, Inc.	12,174	426,821

Life Storage, Inc.	2,402	230,736

Medical Properties Trust, Inc.	3,280	72,324

Omega Healthcare Investors, Inc.	433	16,454

Prologis, Inc.	8,157	950,535

		4,441,013

Renewable Energy — 0.7%

Enphase Energy, Inc.*	3,085	429,586

First Solar, Inc.*	5,100	390,303

SolarEdge Technologies, Inc.*	1,680	442,747

		1,262,636

SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Retailers — 7.4%

Amazon.com, Inc.*	1,017	3,526,366

Burlington Stores, Inc.*	1,338	436,630

Costco Wholesale Corp.	4,094	1,523,336

Dollar General Corp.	3,683	790,924

Etsy, Inc.*	2,549	506,716

Home Depot, Inc. (The)	9,895	3,202,715

O’Reilly Automotive, Inc.*	497	274,781

Target Corp.	5,861	1,214,751

TJX Cos., Inc. (The)	12,549	890,979

Wayfair, Inc., Class A*	1,093	323,058

Williams-Sonoma, Inc.	2,209	377,187

		13,067,443

Software & Computer Services — 16.0%

Adobe, Inc.*	4,596	2,336,331

Anaplan, Inc.*	4,524	269,857

ANSYS, Inc.*	1,714	626,741

Atlassian Corp. plc, Class A*	2,454	582,972

Autodesk, Inc.*	2,965	865,513

Avalara, Inc.*	2,713	384,459

Black Knight, Inc.*	5,006	362,534

Cadence Design Systems, Inc.*	4,743	624,985

Ceridian HCM Holding, Inc.*	4,383	414,106

Cloudflare, Inc., Class A*	5,729	485,475

Coupa Software, Inc.*	1,682	452,525

Crowdstrike Holdings, Inc., Class A*	2,994	624,279

Datadog, Inc., Class A*	5,132	440,172

DocuSign, Inc.*	3,023	673,948

Dolby Laboratories, Inc., Class A	456	46,270

Dynatrace, Inc.*	7,907	411,480

EPAM Systems, Inc.*	1,320	604,230

Everbridge, Inc.*	2,580	342,392

Fastly, Inc., Class A* (a)	5,594	357,289

Five9, Inc.*	2,490	468,045

HubSpot, Inc.*	1,031	542,770

IAC/InterActiveCorp*	1,966	498,322

Intuit, Inc.	2,837	1,169,298

Manhattan Associates, Inc.*	2,440	334,865

Match Group, Inc.*	3,628	564,626

Microsoft Corp.	13,335	3,362,820

MongoDB, Inc.*	1,454	432,507

Nuance Communications, Inc.*	9,900	526,383

Okta, Inc.*	2,418	652,135

Palo Alto Networks, Inc.*	1,718	607,124

Paycom Software, Inc.*	1,103	424,004

Pegasystems, Inc.	2,849	361,652

INVESTMENTS	SHARES	VALUE($)

Software & Computer Services — continued

Pinterest, Inc., Class A*	7,926	526,049

RingCentral, Inc., Class A*	1,628	519,251

salesforce.com, Inc.*	8,587	1,977,758

ServiceNow, Inc.*	2,224	1,126,167

Smartsheet, Inc., Class A*	1,211	71,812

Synopsys, Inc.*	2,621	647,544

Twilio, Inc., Class A*	2,101	772,748

Twitter, Inc.*	1,430	78,965

Tyler Technologies, Inc.*	1,129	479,667

Zoom Video Communications, Inc., Class A*	2,351	751,309

Zscaler, Inc.*	2,433	456,528

		28,257,907

Technology Hardware & Equipment — 10.5%

Advanced Micro Devices, Inc.*	13,675	1,116,154

Apple, Inc.	23,651	3,109,161

Applied Materials, Inc.	10,164	1,348,864

Broadcom, Inc.	3,786	1,727,173

Cirrus Logic, Inc.*	919	68,383

Cree, Inc.*	3,904	388,136

Entegris, Inc.	4,278	481,617

KLA Corp.	2,326	733,504

Lam Research Corp.	1,727	1,071,517

Marvell Technology, Inc.	19,021	859,939

Monolithic Power Systems, Inc.	1,317	475,937

NVIDIA Corp.	5,379	3,229,444

Qorvo, Inc.*	1,724	324,405

QUALCOMM, Inc.	5,934	823,639

Skyworks Solutions, Inc.	3,172	575,179

Switch, Inc., Class A	3,202	59,461

Teradyne, Inc.	4,132	516,831

Texas Instruments, Inc.	8,641	1,559,787

Universal Display Corp.	296	66,212

		18,535,343

Telecommunications Equipment — 0.3%

Arista Networks, Inc.*	1,018	320,843

Ubiquiti, Inc.	566	161,497

		482,340

Telecommunications Service Providers — 2.9%

Cable One, Inc.	177	316,830

Charter Communications, Inc., Class A*	1,600	1,077,520

Comcast Corp., Class A	11,528	647,297

Liberty Broadband Corp., Class C*	3,386	550,970

Roku, Inc.*	1,778	609,801

T-Mobile US, Inc.*	6,532	863,073

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	197

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Telecommunications Service Providers — continued

Verizon Communications, Inc.	19,740	1,140,775

		5,206,266

Tobacco — 0.1%

Altria Group, Inc.	4,071	194,390

Travel & Leisure — 2.1%

Chipotle Mexican Grill, Inc.*	460	686,334

Choice Hotels International, Inc.*	1,503	171,041

Hilton Worldwide Holdings, Inc.*	4,137	532,432

Peloton Interactive, Inc., Class A*	5,091	500,700

Starbucks Corp.	11,904	1,362,889

Wendy’s Co. (The)	1,292	29,160

Yum China Holdings, Inc. (China)	8,052	506,632

		3,789,188

Waste & Disposal Services — 0.2%

Republic Services, Inc.	4,164	442,632

Total Common Stocks (Cost $132,103,062)		176,392,639

Short-Term Investments — 0.5%

Investment Companies — 0.0% (b)

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (c) (d) (Cost $42,873)	42,873	42,873

INVESTMENTS	SHARES	VALUE($)

Investment of Cash Collateral from Securities Loaned — 0.5%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (c) (d) (Cost $835,099)	835,099	835,099

Total Short-Term Investments (Cost $877,972)		877,972

Total Investments — 100.4% (Cost $132,981,034)		177,270,611
Liabilities in Excess of Other Assets — (0.4%)		(725,525)

NET ASSETS — 100.0%		176,545,086

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 is $803,494.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2021.
*	Non-income producing security.

Futures contracts outstanding as of April 30, 2021:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Micro E-Mini S&P 500 Index	7	06/2021	USD	146,099	6,176

Abbreviations
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.8%

Aerospace & Defense — 0.6%

Lockheed Martin Corp.	5,253	1,999,082

Automobiles & Parts — 0.3%

Gentex Corp.	16,097	566,292

Genuine Parts Co.	4,682	585,110

		1,151,402

Banks — 0.9%

Bank of Hawaii Corp.	5,795	526,708

Commerce Bancshares, Inc.(a)	9,529	741,451

US Bancorp	28,105	1,668,032

		2,936,191

Beverages — 0.6%

Brown-Forman Corp., Class B	8,326	635,107

Monster Beverage Corp.*	12,596	1,222,442

		1,857,549

Chemicals — 1.1%

Air Products and Chemicals, Inc.	5,382	1,552,600

Celanese Corp.	5,437	851,706

CF Industries Holdings, Inc.	8,619	419,142

LyondellBasell Industries NV, Class A	5,534	574,097

NewMarket Corp.	1,112	385,408

		3,782,953

Construction & Materials — 0.7%

Acuity Brands, Inc.	2,990	554,705

AO Smith Corp.	7,565	512,529

Lennox International, Inc.	1,575	528,160

Watsco, Inc.	3,049	892,930

		2,488,324

Consumer Services — 1.1%

Copart, Inc.*	8,762	1,090,957

eBay, Inc.	21,202	1,182,860

frontdoor, Inc.*	6,409	343,074

Grand Canyon Education, Inc.* (a)	4,491	486,330

Rollins, Inc.	11,651	434,349

		3,537,570

Electricity — 1.9%

AES Corp. (The)	11,542	321,098

Evergy, Inc.	8,340	533,510

Exelon Corp.	25,454	1,143,903

Hawaiian Electric Industries, Inc.	6,463	278,297

IDACORP, Inc.	3,161	323,939

NextEra Energy, Inc.	34,409	2,667,042

NRG Energy, Inc.	14,830	531,211

INVESTMENTS	SHARES	VALUE($)

Electricity — continued

Pinnacle West Capital Corp.	283	23,956

Vistra Corp.	23,590	397,963

		6,220,919

Electronic & Electrical Equipment — 2.0%

Allegion plc	5,828	783,167

Donaldson Co., Inc.	8,654	544,163

IDEX Corp.	4,231	948,590

Keysight Technologies, Inc.*	7,406	1,069,056

Mettler-Toledo International, Inc.*	946	1,242,401

Rockwell Automation, Inc.	4,061	1,073,160

Waters Corp.*	3,225	967,081

		6,627,618

Finance & Credit Services — 1.5%

FactSet Research Systems, Inc.	2,132	716,821

Moody’s Corp.	4,342	1,418,575

Morningstar, Inc.	1,115	295,486

Rocket Cos., Inc., Class A (a)	14,296	320,945

S&P Global, Inc.	5,449	2,127,235

		4,879,062

Food Producers — 0.2%

Hershey Co. (The)	4,724	776,153

Gas, Water & Multi-utilities — 0.7%

Ameren Corp.	10,154	861,465

National Fuel Gas Co.	9,750	484,185

UGI Corp.	31	1,355

WEC Energy Group, Inc.	10,039	975,490

		2,322,495

General Industrials — 1.3%

3M Co.	11,833	2,332,758

Honeywell International, Inc.	1,455	324,523

Illinois Tool Works, Inc.	7,558	1,741,817

		4,399,098

Health Care Providers — 1.2%

Cerner Corp.	10,953	822,023

Chemed Corp.	1,451	691,561

DaVita, Inc.*	6,478	754,881

HCA Healthcare, Inc.	5,364	1,078,486

Premier, Inc., Class A	8,149	288,067

Universal Health Services, Inc., Class B	3,145	466,750

		4,101,768

Industrial Engineering — 1.1%

Brunswick Corp.	4,857	520,331

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	199

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Industrial Engineering — continued

Cummins, Inc.	4,529	1,141,489

Graco, Inc.	11,733	901,095

Lincoln Electric Holdings, Inc.	5,367	687,244

Toro Co. (The)	2,979	341,393

		3,591,552

Industrial Metals & Mining — 0.2%

Reliance Steel & Aluminum Co.	3,061	490,709

Southern Copper Corp. (Peru)	4,935	342,538

		833,247

Industrial Support Services — 7.3%

Accenture plc, Class A	12,161	3,526,325

Automatic Data Processing, Inc.	9,899	1,851,014

Cintas Corp.	2,911	1,004,703

Jack Henry & Associates, Inc.	4,177	680,141

Mastercard, Inc., Class A	15,089	5,764,903

MSC Industrial Direct Co., Inc., Class A	5,027	453,234

Paychex, Inc.	11,226	1,094,423

Robert Half International, Inc.	9,616	842,458

Verisk Analytics, Inc.	5,394	1,015,151

Visa, Inc., Class A	26,951	6,294,676

Vontier Corp.*	10,606	332,392

Western Union Co. (The)	27,375	705,180

WW Grainger, Inc.	2,034	881,820

		24,446,420

Industrial Transportation — 1.3%

Allison Transmission Holdings, Inc.	11,871	492,290

CH Robinson Worldwide, Inc.	231	22,426

Landstar System, Inc.	4,347	748,901

Union Pacific Corp.	13,099	2,909,157

United Parcel Service, Inc., Class B	1,284	261,756

		4,434,530

Investment Banking & Brokerage Services — 3.7%

Berkshire Hathaway, Inc., Class B*	15,110	4,154,494

BlackRock, Inc.	2,473	2,026,129

Broadridge Financial Solutions, Inc.	5,825	924,020

Cboe Global Markets, Inc.	4,511	470,813

Intercontinental Exchange, Inc.	10,382	1,222,065

MarketAxess Holdings, Inc.	1,115	544,633

Nasdaq, Inc.	5,966	963,748

SEI Investments Co.	9,283	570,347

T. Rowe Price Group, Inc.	5,830	1,044,736

Virtu Financial, Inc., Class A	12,220	362,079

		12,283,064

INVESTMENTS	SHARES	VALUE($)

Leisure Goods — 0.9%

Electronic Arts, Inc.	8,936	1,269,627

Polaris, Inc.	3,156	441,935

Pool Corp.	2,459	1,038,976

Take-Two Interactive Software, Inc.*	2,234	391,799

		3,142,337

Life Insurance — 0.5%

Aflac, Inc.	18,967	1,019,097

Globe Life, Inc.	6,319	647,634

		1,666,731

Media — 0.8%

Interpublic Group of Cos., Inc. (The)	27,806	882,840

Omnicom Group, Inc.	8,764	720,927

Sirius XM Holdings, Inc. (a)	111,989	683,133

World Wrestling Entertainment, Inc., Class A (a)	6,244	344,107

		2,631,007

Medical Equipment & Services — 1.6%

Bio-Techne Corp.	2,304	984,937

Edwards Lifesciences Corp.*	16,587	1,584,390

IDEXX Laboratories, Inc.*	2,497	1,370,828

Quidel Corp.*	4,003	419,475

ResMed, Inc.	5,327	1,001,316

		5,360,946

Mortgage Real Estate Investment Trusts — 0.2%

AGNC Investment Corp.	30,310	543,458

Non-life Insurance — 4.1%

Allstate Corp. (The)	9,353	1,185,960

Aon plc, Class A	6,047	1,520,458

Arch Capital Group Ltd.*	15,622	620,350

Arthur J Gallagher & Co.	7,827	1,134,524

Brown & Brown, Inc.	15,976	849,604

Chubb Ltd.	6,823	1,170,758

Erie Indemnity Co., Class A	2,678	573,145

Fidelity National Financial, Inc.	11,993	547,121

Hanover Insurance Group, Inc. (The)	1,604	221,849

Hartford Financial Services Group, Inc. (The)	7,733	510,069

Marsh & McLennan Cos., Inc.	12,519	1,698,828

Progressive Corp. (The)	14,445	1,455,189

RenaissanceRe Holdings Ltd. (Bermuda)	2,570	433,842

Travelers Cos., Inc. (The)	6,350	982,091

White Mountains Insurance Group Ltd.	153	178,311

WR Berkley Corp.	8,592	684,954

		13,767,053

SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Non-Renewable Energy — 2.3%

Cabot Oil & Gas Corp.	27,815	463,676

Chevron Corp.	28,481	2,935,537

Cimarex Energy Co.	5,953	394,088

ConocoPhillips	31,109	1,590,914

EOG Resources, Inc.	14,700	1,082,508

Helmerich & Payne, Inc.	20,447	524,057

Pioneer Natural Resources Co.	2,136	328,581

Schlumberger NV	20,708	560,151

		7,879,512

Personal Care, Drug & Grocery Stores — 3.2%

Church & Dwight Co., Inc.	6,659	570,943

Clorox Co. (The) (a)	4,873	889,322

Colgate-Palmolive Co.	19,982	1,612,547

Kimberly-Clark Corp.	2,169	289,171

McKesson Corp.	5,668	1,063,090

Procter & Gamble Co. (The)	41,543	5,542,667

Sprouts Farmers Market, Inc.*	25,583	655,181

		10,622,921

Personal Goods — 1.2%

Carter’s, Inc.*	6,896	750,216

Estee Lauder Cos., Inc. (The), Class A	4,631	1,453,208

NIKE, Inc., Class B	9,072	1,203,128

VF Corp.	6,883	603,364

		4,009,916

Pharmaceuticals, Biotechnology & Marijuana Producers — 9.3%

AbbVie, Inc.	27,464	3,062,236

Alexion Pharmaceuticals, Inc.*	1,606	270,900

Amgen, Inc.	11,216	2,687,802

Biogen, Inc.*	4,514	1,206,728

Eli Lilly & Co.	15,746	2,877,896

Gilead Sciences, Inc.	25,401	1,612,201

Illumina, Inc.*	3,775	1,482,971

Jazz Pharmaceuticals plc*	4,349	714,976

Johnson & Johnson	35,607	5,794,327

Merck & Co., Inc.	45,996	3,426,702

Moderna, Inc.*	4,685	837,772

Pfizer, Inc.	74,482	2,878,729

Regeneron Pharmaceuticals, Inc.*	1,952	939,498

Vertex Pharmaceuticals, Inc.*	6,292	1,372,914

Zoetis, Inc.	11,425	1,976,868

		31,142,520

Precious Metals & Mining — 0.5%

Newmont Corp.	16,582	1,034,883

INVESTMENTS	SHARES	VALUE($)

Precious Metals & Mining — continued

Royal Gold, Inc.	5,054	565,340

		1,600,223

Real Estate Investment Trusts — 3.3%

American Tower Corp.	9,781	2,491,905

Apartment Income REIT Corp.	4,684	211,483

Apartment Investment and Management Co., Class A	3,982	27,635

Brookfield Property REIT, Inc., Class A	9,615	172,926

Camden Property Trust	3,371	406,138

CoreSite Realty Corp.	4,602	559,097

Equity Commonwealth	10,900	313,920

Equity LifeStyle Properties, Inc.	10,211	708,643

Equity Residential	6,214	461,265

Extra Space Storage, Inc.	6,402	951,913

Federal Realty Investment Trust	2,932	330,847

Gaming and Leisure Properties, Inc.	14,263	663,087

Lamar Advertising Co., Class A	5,910	585,326

Life Storage, Inc.	4,514	433,615

Public Storage	4,856	1,365,313

Simon Property Group, Inc.	7,413	902,459

Weingarten Realty Investors	5,990	193,717

Weyerhaeuser Co.	9,951	385,800

		11,165,089

Renewable Energy — 0.2%

Array Technologies, Inc.*	10,222	287,852

Shoals Technologies Group, Inc., Class A*	10,628	340,840

		628,692

Retailers — 9.4%

Amazon.com, Inc.*	1,023	3,547,171

AutoZone, Inc.*	774	1,133,229

Best Buy Co., Inc.	9,022	1,048,988

Costco Wholesale Corp.	8,632	3,211,881

Dick’s Sporting Goods, Inc.	9,464	781,537

Dollar General Corp.	7,126	1,530,309

Etsy, Inc.*	2,533	503,535

Foot Locker, Inc.	7,328	432,206

Home Depot, Inc. (The)	18,749	6,068,489

Kohl’s Corp.	1,973	115,736

Lowe’s Cos., Inc.	15,013	2,946,301

Ollie’s Bargain Outlet Holdings, Inc.* (a)	4,359	402,205

O’Reilly Automotive, Inc.*	2,248	1,242,874

Ross Stores, Inc.	10,463	1,370,025

Target Corp.	11,144	2,309,705

TJX Cos., Inc. (The)	27,973	1,986,083

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	201

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Retailers — continued

Tractor Supply Co.	5,698	1,074,643

Walmart, Inc.	5,363	750,337

Williams-Sonoma, Inc.	5,932	1,012,889

		31,468,143

Software & Computer Services — 16.7%

Adobe, Inc.*	8,709	4,427,133

Akamai Technologies, Inc.*	7,531	818,620

Alphabet, Inc., Class A*	2,922	6,876,926

Amdocs Ltd.	6,532	501,266

Aspen Technology, Inc.*	5,131	671,340

Autodesk, Inc.*	5,623	1,641,410

Cadence Design Systems, Inc.*	9,007	1,186,852

CDK Global, Inc.	4,821	258,357

Citrix Systems, Inc.	5,534	685,386

Cognizant Technology Solutions Corp., Class A	15,688	1,261,315

Crowdstrike Holdings, Inc., Class A*	4,854	1,012,108

Dolby Laboratories, Inc., Class A	7,194	729,975

Dropbox, Inc., Class A*	16,896	434,227

EPAM Systems, Inc.*	2,312	1,058,318

Facebook, Inc., Class A*	20,324	6,606,926

Fortinet, Inc.*	4,262	870,428

Gartner, Inc.*	2,903	568,640

GoDaddy, Inc., Class A*	4,051	351,708

International Business Machines Corp.	17,711	2,512,837

Intuit, Inc.	5,429	2,237,617

Manhattan Associates, Inc.*	6,158	845,124

Match Group, Inc.*	5,004	778,772

Microsoft Corp.	26,414	6,661,082

Nuance Communications, Inc.*	10,488	557,647

Oracle Corp.	36,296	2,750,874

Palo Alto Networks, Inc.*	3,283	1,160,179

Paycom Software, Inc.*	1,967	756,134

Proofpoint, Inc.*	3,347	576,052

ServiceNow, Inc.*	3,324	1,683,174

SS&C Technologies Holdings, Inc.	7,735	574,092

Synopsys, Inc.*	4,992	1,233,324

Tyler Technologies, Inc.*	1,691	718,438

VeriSign, Inc.*	4,256	931,085

VMware, Inc., Class A* (a)	3,253	523,180

Zoom Video Communications, Inc., Class A*	4,175	1,334,205

		55,794,751

Technology Hardware & Equipment — 10.3%

Amphenol Corp., Class A	7,392	497,777

Analog Devices, Inc.	7,994	1,224,361

Apple, Inc.	44,126	5,800,804

INVESTMENTS	SHARES	VALUE($)

Technology Hardware & Equipment — continued

Applied Materials, Inc.	17,518	2,324,814

CDW Corp.	3,968	707,613

Intel Corp.	67,028	3,856,121

IPG Photonics Corp.*	1,967	427,055

KLA Corp.	4,125	1,300,819

Maxim Integrated Products, Inc.	10,960	1,030,240

NetApp, Inc.	8,463	632,102

NVIDIA Corp.	10,208	6,128,679

Qorvo, Inc.*	5,302	997,677

QUALCOMM, Inc.	21,821	3,028,755

Skyworks Solutions, Inc.	4,779	866,576

SYNNEX Corp.	4,205	509,646

Teradyne, Inc.	7,889	986,756

Texas Instruments, Inc.	17,603	3,177,518

Xilinx, Inc.	8,596	1,099,944

		34,597,257

Telecommunications Equipment — 1.8%

Arista Networks, Inc.*	396	124,807

Cisco Systems, Inc.	77,154	3,927,910

Lumentum Holdings, Inc.*	4,844	411,982

Motorola Solutions, Inc.	4,522	851,493

Ubiquiti, Inc. (a)	2,048	584,356

		5,900,548

Telecommunications Service Providers — 1.5%

AT&T, Inc.	9,041	283,978

Cable One, Inc.	264	472,560

Verizon Communications, Inc.	73,412	4,242,479

		4,999,017

Tobacco — 1.0%

Altria Group, Inc.	41,852	1,998,433

Philip Morris International, Inc.	14,328	1,361,160

		3,359,593

Travel & Leisure — 3.2%

Booking Holdings, Inc.*	897	2,212,074

Copa Holdings SA, Class A (Panama)*	7,338	634,737

Darden Restaurants, Inc.	6,342	930,498

Hilton Worldwide Holdings, Inc.*	9,102	1,171,427

Marriott International, Inc., Class A*	8,251	1,225,439

McDonald’s Corp.	13,441	3,173,151

Yum! Brands, Inc.	10,294	1,230,339

		10,577,665

SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Waste & Disposal Services — 0.1%

Republic Services, Inc.	3,610	383,743

Total Common Stocks (Cost $287,386,017)		333,910,119

Short-Term Investments — 0.9%

Investment Companies — 0.2%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (b) (c) (Cost $582,859)	582,859	582,859

Investment of Cash Collateral from Securities Loaned — 0.7%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (b) (c)	2,249,425	2,249,650

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	250,374	250,374

Total Investment of Cash Collateral from Securities Loaned (Cost $2,500,024)		2,500,024

Total Short-Term Investments (Cost $3,082,883)		3,082,883

Total Investments — 100.7% (Cost $290,468,900)		336,993,002
Liabilities in Excess of Other Assets — (0.7%)		(2,205,711)

NET ASSETS — 100.0%		334,787,291

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust
(a)	The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 is $2,397,758.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2021.
*	Non-income producing security.

Futures contracts outstanding as of April 30, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Micro E-Mini S&P 500 Index	41	06/2021	USD	855,721	46,980

Abbreviations
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	203

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.8%

Aerospace & Defense — 1.7%

General Dynamics Corp.	11,893	2,262,405

Huntington Ingalls Industries, Inc.	4,972	1,055,655

L3Harris Technologies, Inc.	12,428	2,600,310

Northrop Grumman Corp.	7,120	2,523,613

Raytheon Technologies Corp.	35,349	2,942,451

Textron, Inc.	19,163	1,231,031

		12,615,465

Automobiles & Parts — 1.7%

BorgWarner, Inc.	29,782	1,446,809

Ford Motor Co.*	243,316	2,807,867

General Motors Co.*	58,971	3,374,321

Gentex Corp.	45,773	1,610,294

Genuine Parts Co.	15,309	1,913,166

Lear Corp.	1,938	356,282

LKQ Corp.* (a)	25,669	1,198,999

		12,707,738

Banks — 6.1%

Associated Banc-Corp.	39,571	866,209

Bank OZK	11,834	485,076

BOK Financial Corp.	9,354	822,591

Citigroup, Inc.	69,824	4,974,262

Citizens Financial Group, Inc.	44,254	2,048,075

Comerica, Inc.	16,582	1,246,303

Fifth Third Bancorp	55,783	2,261,443

First Hawaiian, Inc.	34,692	952,642

First Horizon Corp.	64,622	1,181,936

FNB Corp.	98,747	1,272,849

KeyCorp	95,680	2,081,997

M&T Bank Corp.	8,107	1,278,393

New York Community Bancorp, Inc.	109,882	1,314,189

PacWest Bancorp	12,586	546,358

People’s United Financial, Inc.	63,935	1,159,142

PNC Financial Services Group, Inc. (The)	21,982	4,109,535

Popular, Inc. (Puerto Rico)	22,045	1,630,448

Prosperity Bancshares, Inc.	5,883	431,577

Regions Financial Corp.	97,798	2,131,996

Synovus Financial Corp.	28,025	1,313,251

Truist Financial Corp.	51,599	3,060,337

Umpqua Holdings Corp.	39,243	731,489

US Bancorp	12,935	767,692

Webster Financial Corp.	11,305	598,148

Wells Fargo & Co.	150,666	6,787,503

Zions Bancorp NA	18,236	1,017,569

		45,071,010

INVESTMENTS	SHARES	VALUE($)

Beverages — 0.2%

Molson Coors Beverage Co., Class B* (a)	31,613	1,737,134

Chemicals — 0.9%

Cabot Corp.	3,581	196,525

CF Industries Holdings, Inc.	19,954	970,363

Chemours Co. (The)	32,608	984,762

Eastman Chemical Co.	15,573	1,796,969

Huntsman Corp.	35,061	1,005,199

LyondellBasell Industries NV, Class A	19,864	2,060,691

		7,014,509

Construction & Materials — 1.1%

Acuity Brands, Inc.	5,403	1,002,365

MDU Resources Group, Inc.	28,751	962,008

Mohawk Industries, Inc.*	9,290	1,909,095

Owens Corning	20,499	1,984,508

Trane Technologies plc	13,832	2,404,417

		8,262,393

Consumer Services — 1.0%

eBay, Inc.	47,352	2,641,768

Graham Holdings Co., Class B	2,038	1,295,373

Grand Canyon Education, Inc.* (a)	4,785	518,168

H&R Block, Inc.	74,030	1,647,908

Service Corp. International	31,380	1,676,947

		7,780,164

Electricity — 2.1%

Avangrid, Inc. (a)	15,069	767,012

Consolidated Edison, Inc.	24,970	1,932,928

Evergy, Inc.	19,340	1,237,180

Exelon Corp.	60,870	2,735,498

Hawaiian Electric Industries, Inc.	22,432	965,922

OGE Energy Corp.	18,051	605,791

Pinnacle West Capital Corp.	12,438	1,052,877

PPL Corp.	61,060	1,778,678

Public Service Enterprise Group, Inc.	24,490	1,546,788

Southern Co. (The)	32,383	2,142,783

Vistra Corp.	53,423	901,246

		15,666,703

Electronic & Electrical Equipment — 2.1%

Crane Co. (a)	15,546	1,462,257

Emerson Electric Co.	32,496	2,940,563

Hubbell, Inc.	9,364	1,797,982

Johnson Controls International plc	47,690	2,972,994

MKS Instruments, Inc.	6,863	1,229,232

nVent Electric plc	50,337	1,532,762

SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Electronic & Electrical Equipment — continued

Pentair plc	29,514	1,903,948

Regal Beloit Corp. (a)	11,212	1,619,349

		15,459,087

Finance & Credit Services — 0.7%

Ally Financial, Inc.	34,052	1,751,975

MGIC Investment Corp.	71,658	1,092,068

OneMain Holdings, Inc.	17,530	996,931

Santander Consumer USA Holdings, Inc.	31,219	1,059,573

		4,900,547

Food Producers — 2.1%

Archer-Daniels-Midland Co.	17,602	1,111,214

Campbell Soup Co. (a)	32,141	1,534,733

Conagra Brands, Inc.	49,607	1,839,924

Flowers Foods, Inc.	50,400	1,207,584

General Mills, Inc.	39,967	2,432,391

Ingredion, Inc.	17,154	1,602,355

JM Smucker Co. (The) (a)	13,708	1,795,611

Kraft Heinz Co. (The)	56,597	2,336,890

Tyson Foods, Inc., Class A	25,713	1,991,472

		15,852,174

Gas, Water & Multi-utilities — 0.6%

Duke Energy Corp.	37,015	3,727,040

National Fuel Gas Co.	16,542	821,476

		4,548,516

General Industrials — 3.2%

3M Co.	21,242	4,187,648

Amcor plc	103,759	1,219,168

Berry Global Group, Inc.*	15,777	1,003,733

Carlisle Cos., Inc.	9,621	1,843,865

Dover Corp.	14,185	2,116,260

Eaton Corp. plc	22,625	3,233,791

Graphic Packaging Holding Co.	73,613	1,365,521

Packaging Corp. of America	12,465	1,840,458

Parker-Hannifin Corp.	8,439	2,648,243

Silgan Holdings, Inc.	29,219	1,232,165

Sonoco Products Co.	20,346	1,331,849

WestRock Co.	31,887	1,777,700

		23,800,401

Health Care Providers — 4.2%

Anthem, Inc.	10,847	4,115,243

Centene Corp.*	29,119	1,797,807

Cerner Corp.	22,100	1,658,605

Cigna Corp.	15,762	3,924,896

INVESTMENTS	SHARES	VALUE($)

Health Care Providers — continued

Humana, Inc.	6,545	2,914,096

IQVIA Holdings, Inc.*	5,241	1,230,010

Premier, Inc., Class A	23,968	847,269

UnitedHealth Group, Inc.	31,775	12,671,870

Universal Health Services, Inc., Class B	11,238	1,667,831

		30,827,627

Household Goods & Home Construction — 1.9%

DR Horton, Inc.	18,886	1,856,305

Leggett & Platt, Inc.	30,033	1,491,739

Lennar Corp., Class A	25,032	2,593,315

Newell Brands, Inc.	66,236	1,785,723

PulteGroup, Inc.	38,540	2,278,485

Toll Brothers, Inc.	29,459	1,847,079

Whirlpool Corp.	8,724	2,062,790

		13,915,436

Industrial Engineering — 2.0%

AGCO Corp.	12,332	1,799,485

Brunswick Corp.	10,412	1,115,438

Caterpillar, Inc.	22,309	5,088,906

Cummins, Inc.	10,117	2,549,889

Snap-on, Inc.	8,090	1,922,184

Stanley Black & Decker, Inc.	11,417	2,360,693

		14,836,595

Industrial Materials — 0.2%

International Paper Co.	25,659	1,488,222

Industrial Metals & Mining — 0.8%

Nucor Corp.	28,315	2,329,192

Reliance Steel & Aluminum Co.	11,608	1,860,879

Timken Co. (The)	18,658	1,564,846

		5,754,917

Industrial Support Services — 1.8%

ADT, Inc.	111,369	1,024,595

Alliance Data Systems Corp.	10,559	1,244,378

Capital One Financial Corp.	25,143	3,748,318

ManpowerGroup, Inc.	15,239	1,842,243

MSC Industrial Direct Co., Inc., Class A	16,111	1,452,568

Robert Half International, Inc.	15,013	1,315,289

Synchrony Financial	38,290	1,674,805

Western Union Co. (The)	41,060	1,057,705

		13,359,901

Industrial Transportation — 2.5%

Allison Transmission Holdings, Inc.	26,889	1,115,087

Knight-Swift Transportation Holdings, Inc.	18,923	891,652

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	205

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Industrial Transportation — continued

Macquarie Infrastructure Corp.	32,571	1,084,940

Norfolk Southern Corp.	13,528	3,777,559

Oshkosh Corp.	14,292	1,778,353

PACCAR, Inc.	23,720	2,131,954

Ryder System, Inc.	10,973	876,084

Schneider National, Inc., Class B	29,361	711,417

Trinity Industries, Inc.	49,263	1,361,629

Union Pacific Corp.	20,298	4,507,983

		18,236,658

Investment Banking & Brokerage Services — 1.2%

Bank of New York Mellon Corp. (The)	50,735	2,530,662

Franklin Resources, Inc.	33,963	1,018,890

Invesco Ltd.	61,853	1,670,031

Jefferies Financial Group, Inc.(a)	44,901	1,459,731

State Street Corp.	23,888	2,005,398

		8,684,712

Leisure Goods — 1.0%

Garmin Ltd.	10,227	1,403,554

Harley-Davidson, Inc.	37,922	1,834,287

Hasbro, Inc.	11,152	1,109,066

Polaris, Inc.	7,073	990,432

Thor Industries, Inc.	12,606	1,784,884

		7,122,223

Life Insurance — 1.3%

Lincoln National Corp.	21,616	1,386,234

MetLife, Inc.(a)	48,513	3,086,882

Principal Financial Group, Inc. (a)	29,516	1,885,187

Prudential Financial, Inc.	24,937	2,502,678

Unum Group	33,162	937,158

		9,798,139

Media — 2.1%

Discovery, Inc., Class A* (a)	25,315	953,363

Fox Corp., Class A	43,287	1,619,800

Interpublic Group of Cos., Inc. (The)	61,746	1,960,436

John Wiley & Sons, Inc., Class A	17,476	995,083

Liberty Media Corp.-Liberty SiriusXM, Class C*	33,106	1,497,384

Lions Gate Entertainment Corp., Class A* (a)	64,317	930,667

Nexstar Media Group, Inc., Class A	10,508	1,548,984

Nielsen Holdings plc	66,752	1,712,189

Omnicom Group, Inc.	24,525	2,017,427

ViacomCBS, Inc.	36,745	1,507,280

World Wrestling Entertainment, Inc., Class A (a)	12,095	666,555

		15,409,168

INVESTMENTS	SHARES	VALUE($)

Medical Equipment & Services — 2.5%

Baxter International, Inc.	14,464	1,239,420

Becton Dickinson and Co.	13,170	3,276,828

Hill-Rom Holdings, Inc.	12,450	1,372,239

Laboratory Corp. of America Holdings*	3,056	812,499

Medtronic plc	54,153	7,089,711

PerkinElmer, Inc.	8,941	1,159,022

Quest Diagnostics, Inc.	13,934	1,837,616

Zimmer Biomet Holdings, Inc.	9,022	1,598,337

		18,385,672

Mortgage Real Estate Investment Trusts — 0.6%

AGNC Investment Corp. (a)	90,254	1,618,254

Annaly Capital Management, Inc.	168,732	1,532,087

Starwood Property Trust, Inc.	57,198	1,476,852

		4,627,193

Non-life Insurance — 0.9%

Assured Guaranty Ltd.	29,144	1,481,972

First American Financial Corp.	24,638	1,589,151

Hartford Financial Services Group, Inc. (The)	22,188	1,463,521

Mercury General Corp.	13,274	826,572

Old Republic International Corp.	57,183	1,407,845

		6,769,061

Non-Renewable Energy — 2.6%

Antero Midstream Corp.	81,042	700,203

Chevron Corp.	38,268	3,944,283

ConocoPhillips	7,846	401,244

Equitrans Midstream Corp.	103,056	840,937

Exxon Mobil Corp.	104,081	5,957,596

Helmerich & Payne, Inc.	43,165	1,106,319

HollyFrontier Corp.	25,341	886,935

Kinder Morgan, Inc.	138,298	2,357,981

Valero Energy Corp.	24,920	1,843,083

Williams Cos., Inc. (The)	65,866	1,604,496

		19,643,077

Personal Care, Drug & Grocery Stores — 1.9%

Albertsons Cos., Inc., Class A (a)	68,334	1,268,962

CVS Health Corp.	58,360	4,458,704

Kroger Co. (The)	62,768	2,293,543

Nu Skin Enterprises, Inc., Class A	24,534	1,296,867

Spectrum Brands Holdings, Inc.	6,661	587,101

Sprouts Farmers Market, Inc.*	60,681	1,554,040

Walgreens Boots Alliance, Inc.	53,437	2,837,505

		14,296,722

SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Personal Goods — 0.7%

Carter’s, Inc.*	8,735	950,281

Hanesbrands, Inc.	82,785	1,743,452

PVH Corp.*	12,077	1,366,875

Ralph Lauren Corp.*	10,367	1,381,817

		5,442,425

Pharmaceuticals, Biotechnology & Marijuana Producers — 6.0%

Alexion Pharmaceuticals, Inc.*	10,722	1,808,587

Amgen, Inc.	19,489	4,670,344

Biogen, Inc.*	7,264	1,941,885

Bristol-Myers Squibb Co.	26,572	1,658,624

Cardinal Health, Inc.	21,824	1,316,860

Gilead Sciences, Inc.	54,632	3,467,493

Johnson & Johnson	75,422	12,273,422

Merck & Co., Inc.	92,860	6,918,070

Perrigo Co. plc (a)	20,863	868,527

Pfizer, Inc.	197,078	7,617,065

Sage Therapeutics, Inc.*	8,820	694,663

United Therapeutics Corp.*	6,186	1,246,850

		44,482,390

Real Estate Investment & Services — 0.1%

Jones Lang LaSalle, Inc.* (a)	5,447	1,023,546

Real Estate Investment Trusts — 3.0%

Apartment Investment and Management Co., Class A	87,928	610,220

Apple Hospitality REIT, Inc.	55,854	885,844

Brandywine Realty Trust	57,996	784,686

Brixmor Property Group, Inc.	12,068	269,599

Cousins Properties, Inc.	14,940	547,850

EPR Properties*	19,735	941,557

Equity Residential	21,313	1,582,064

Highwoods Properties, Inc.	19,280	863,551

Iron Mountain, Inc. (a)	27,937	1,120,833

Kimco Realty Corp.	65,294	1,371,174

Medical Properties Trust, Inc.	72,653	1,601,999

National Retail Properties, Inc.	20,948	972,406

Omega Healthcare Investors, Inc.	33,746	1,282,348

Park Hotels & Resorts, Inc.*	57,035	1,272,451

SL Green Realty Corp. (a)	12,519	926,531

Ventas, Inc.	23,971	1,329,432

VEREIT, Inc.	24,844	1,188,537

Vornado Realty Trust	18,680	854,610

Weingarten Realty Investors	30,798	996,007

Welltower, Inc.	22,974	1,723,739

WP Carey, Inc.	15,476	1,158,998

		22,284,436

INVESTMENTS	SHARES	VALUE($)

Retailers — 5.7%

Advance Auto Parts, Inc.	9,829	1,967,373

AutoNation, Inc.*	17,849	1,829,165

Best Buy Co., Inc.	19,109	2,221,803

Dick’s Sporting Goods, Inc. (a)	21,153	1,746,815

Dollar General Corp.	12,160	2,611,360

Foot Locker, Inc.	29,684	1,750,762

Gap, Inc. (The)	56,156	1,858,764

Home Depot, Inc. (The)	18,463	5,975,919

Kohl’s Corp.	29,884	1,752,995

Lowe’s Cos., Inc.	2,245	440,581

Penske Automotive Group, Inc.	18,642	1,634,717

Qurate Retail, Inc., Series A	130,204	1,549,428

Target Corp.	24,860	5,152,484

Tractor Supply Co.	10,369	1,955,593

Walmart, Inc.	54,993	7,694,071

Williams-Sonoma, Inc.	13,253	2,262,950

		42,404,780

Software & Computer Services — 12.7%

Akamai Technologies, Inc.*	15,385	1,672,349

Alphabet, Inc., Class A*	5,906	13,899,771

Amdocs Ltd.	22,052	1,692,270

Black Knight, Inc.*	14,079	1,019,601

CACI International, Inc., Class A*	3,887	990,641

CDK Global, Inc.	16,981	910,012

Change Healthcare, Inc.* (a)	51,059	1,171,804

Citrix Systems, Inc.	10,388	1,286,554

Cognizant Technology Solutions Corp., Class A	33,201	2,669,360

Dell Technologies, Inc., Class C*	18,487	1,817,827

Dolby Laboratories, Inc., Class A	10,217	1,036,719

DXC Technology Co.*	36,374	1,197,068

F5 Networks, Inc.*	7,191	1,342,991

Facebook, Inc., Class A*	45,282	14,720,273

Gartner, Inc.*	5,973	1,169,991

Hewlett Packard Enterprise Co.	129,330	2,071,867

International Business Machines Corp.	36,161	5,130,523

Intuit, Inc.	9,615	3,962,918

Leidos Holdings, Inc.	14,516	1,470,180

Microsoft Corp.	53,879	13,587,206

National Instruments Corp.	19,962	826,626

NCR Corp.*	26,602	1,217,042

NortonLifeLock, Inc.	61,174	1,321,970

Nuance Communications, Inc.*	41,380	2,200,175

Oracle Corp.	74,217	5,624,906

Roper Technologies, Inc.	5,041	2,250,504

salesforce.com, Inc.*	1,655	381,180

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	207

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued

Software & Computer Services — continued

Science Applications International Corp.	9,534	852,530

SolarWinds Corp.* (a)	25,367	427,688

SS&C Technologies Holdings, Inc.	20,983	1,557,358

Synopsys, Inc.*	7,677	1,896,680

Teradata Corp.*	27,263	1,348,701

VMware, Inc., Class A* (a)	7,607	1,223,434

		93,948,719

Technology Hardware & Equipment — 14.3%

Amphenol Corp., Class A	29,202	1,966,463

Analog Devices, Inc.	21,636	3,313,770

Apple, Inc.	98,540	12,954,068

Applied Materials, Inc.	43,185	5,731,081

Arrow Electronics, Inc.*	9,034	1,030,508

Avnet, Inc.	22,201	975,068

Broadcom, Inc.	16,239	7,408,232

CDW Corp.	12,784	2,279,771

Cirrus Logic, Inc.*	11,809	878,708

Corning, Inc.	48,829	2,158,730

Entegris, Inc.	18,150	2,043,327

HP, Inc.	89,589	3,055,881

Intel Corp.	160,177	9,214,983

Jabil, Inc.	14,911	781,635

KLA Corp.	9,877	3,114,712

Lam Research Corp.	7,341	4,554,723

Marvell Technology, Inc.	48,609	2,197,613

Maxim Integrated Products, Inc.	24,422	2,295,668

Microchip Technology, Inc.	16,089	2,418,016

Micron Technology, Inc.*	53,317	4,588,994

Monolithic Power Systems, Inc.	3,955	1,429,258

NetApp, Inc.	23,717	1,771,423

ON Semiconductor Corp.*	45,644	1,780,116

Qorvo, Inc.*	11,673	2,196,508

QUALCOMM, Inc.	45,867	6,366,339

Skyworks Solutions, Inc.	13,205	2,394,463

SYNNEX Corp.	16,161	1,958,713

Teradyne, Inc.	17,576	2,198,406

Texas Instruments, Inc.	37,990	6,857,575

Western Digital Corp.*	28,346	2,002,078

Xerox Holdings Corp.	58,229	1,405,648

Xilinx, Inc.	18,069	2,312,109

		105,634,587

Telecommunications Equipment — 1.3%

Ciena Corp.*	2,007	101,293

Cisco Systems, Inc.	156,925	7,989,052

CommScope Holding Co., Inc.*	9,210	151,504

INVESTMENTS	SHARES	VALUE($)

Telecommunications Equipment — continued

Juniper Networks, Inc.	58,900	1,495,471

		9,737,320

Telecommunications Service Providers — 2.1%

AT&T, Inc.	262,682	8,250,842

Comcast Corp., Class A	54,537	3,062,252

DISH Network Corp., Class A*	40,086	1,795,452

Lumen Technologies, Inc.	138,374	1,775,338

Verizon Communications, Inc.	6,735	389,216

		15,273,100

Tobacco — 0.8%

Altria Group, Inc.	81,130	3,873,957

Philip Morris International, Inc.	17,788	1,689,860

		5,563,817

Travel & Leisure — 2.1%

Alaska Air Group, Inc.*	25,136	1,737,903

Aramark	398	15,470

Carnival Corp.*	38,516	1,076,907

Copa Holdings SA, Class A (Panama)*	14,882	1,287,293

Darden Restaurants, Inc.	10,134	1,486,861

Extended Stay America, Inc.	53,715	1,068,391

Hyatt Hotels Corp., Class A* (a)	10,020	824,947

MGM Resorts International	52,692	2,145,618

Royal Caribbean Cruises Ltd.*	20,772	1,806,126

Travel + Leisure Co.	25,369	1,637,062

Vail Resorts, Inc.* (a)	3,876	1,260,320

Wyndham Hotels & Resorts, Inc.	14,139	1,033,702

		15,380,600

Total Common Stocks (Cost $688,665,647)		739,746,884

Short-Term Investments — 1.8%

Investment Companies — 0.1%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (b) c) (Cost $593,347)	593,347	593,347

Investment of Cash Collateral from Securities Loaned — 1.7%

JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (b) (c)	11,298,770	11,299,900

SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued

Investment of Cash Collateral from Securities Loaned — continued

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	1,340,156	1,340,156

Total Investment of Cash Collateral from Securities Loaned (Cost $12,640,056)		12,640,056

Total Short-Term Investments (Cost $13,233,403)		13,233,403

Total Investments — 101.6% (Cost $701,899,050)		752,980,287
Liabilities in Excess of Other Assets — (1.6%)		(11,946,428)

NET ASSETS — 100.0%		741,033,859

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust
(a)	The security or a portion of this security is on loan at April 30, 2021. The total value of securities on loan at April 30, 2021 is $12,206,471.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2021.
*	Non-income producing security.

Futures contracts outstanding as of April 30, 2021:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	6	06/2021	USD	1,252,275	46,913

Abbreviations
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	209

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2021 (Unaudited)

	JPMorgan BetaBuilders Canada ETF		JPMorgan BetaBuilders Developed Asia ex-Japan ETF		JPMorgan BetaBuilders Europe ETF		JPMorgan BetaBuilders International Equity ETF
ASSETS:
Investments in non-affiliates, at value	$5,222,196,374		$3,888,344,717		$6,170,006,411		$3,383,022,222
Investments in affiliates, at value	—		—		—		4,298,421
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	482,149,549		30,636,087		281,876,988		97,963,734
Cash	187,323		582,024		9,915,209		1,448,362
Foreign currency, at value	15,191,679		13,048,454		15,444,708		1,926,385
Deposits at broker for futures contracts	1,315,543		1,144,612		4,510,841		—
Segregated cash balance with Authorized Participant for deposit securities	568,991		—		37,666,784		1,770,173
Receivables:
Fund shares sold	93,369,417		—		—		—
Dividends from non-affiliates	11,887,913		3,188,780		11,273,033		12,002,360
Dividends from affiliates	—		—		—		47
Tax reclaims	76,431		39,741		15,767,536		2,871,846
Securities lending income (See Note 2.C.)	126,550		313,446		117,235		79,082
Variation margin on futures contracts	—		—		—		1,504,413
Due from Authorized Participant	—		—		6,788,485		—

Total Assets	5,827,069,770		3,937,297,861		6,553,367,230		3,506,887,045

LIABILITIES:
Payables:
Investment securities purchased	92,882,458		76		6,788,485		—
Collateral received on securities loaned (See Note 2.C.)	482,149,549		30,636,087		281,876,988		97,963,734
Variation margin on futures contracts	307,454		81,548		369,263		—
Collateral upon return of deposit securities	568,991		—		37,666,784		1,770,174
Accrued liabilities:
Management fees (See Note 3.A.)	783,673		597,620		364,382		196,100

Total Liabilities	576,692,125		31,315,331		327,065,902		99,930,008

Net Assets	$5,250,377,645		$3,905,982,530		$6,226,301,328		$3,406,957,037

NET ASSETS:
Paid-in-Capital	$4,174,276,007		$3,490,637,961		$5,655,220,814		$2,819,458,979
Total distributable earnings (loss)	1,076,101,638		415,344,569		571,080,514		587,498,058

Total Net Assets	$5,250,377,645		$3,905,982,530		$6,226,301,328		$3,406,957,037

Outstanding number of shares
(unlimited number of shares authorized — par value $0.0001)	85,098,911	(a)	66,598,641	(a)	108,999,596	(a)	57,800,000

Net asset value, per share	$61.70	(a)	$58.65	(a)	$57.12	(a)	$58.94

Cost of investments in non-affiliates	$4,060,079,593		$3,454,441,919		$5,777,216,676		$2,858,338,737
Cost of investments in affiliates	—		—		—		4,298,421
Cost of foreign currency	14,685,881		13,161,867		15,421,479		1,929,972
Investment securities on loan, at value (See Note 2.C.)	457,124,346		28,222,332		255,212,673		85,745,968
Cost of investment of cash collateral (See Note 2.C.)	482,149,549		30,636,087		281,876,988		97,963,734

(a)	Reflects a 1:2 reverse stock split that occurred on April 12, 2021. See Note 1.

SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

	JPMorgan BetaBuilders Japan ETF		JPMorgan BetaBuilders U.S. Equity ETF	JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	JPMorgan BetaBuilders U.S. Small Cap Equity ETF
ASSETS:
Investments in non-affiliates, at value	$8,149,059,415		$496,608,796	$1,701,508,744	$423,421,834
Investments in affiliates, at value	—		8,332,342	4,126,773	3,989,749
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	8,342,532		168,998	33,697,199	6,108,220
Cash	40,828		118	—	—
Foreign currency, at value	11,488,285		—	—	—
Deposits at broker for futures contracts	4,071,791		146,000	389,000	209,000
Receivables:
Dividends from non-affiliates	66,907,453		327,323	396,195	73,768
Dividends from affiliates	—		12	39	3
Tax reclaims	18,945		—	—	—
Securities lending income (See Note 2.C.)	14,153		6,408	5,854	143

Total Assets	8,239,943,402		505,589,997	1,740,123,804	433,802,717

LIABILITIES:
Payables:
Due to custodian	—		—	1,546	187
Investment securities purchased	—		20,245	75,510	39,579
Collateral received on securities loaned (See Note 2.C.)	8,342,532		168,998	33,697,199	6,108,220
Variation margin on futures contracts	105,708		16,337	56,800	50,166
Accrued liabilities:
Management fees (See Note 3.A.)	1,302,649		7,452	97,221	31,179

Total Liabilities	9,750,889		213,032	33,928,276	6,229,331

Net Assets	$8,230,192,513		$505,376,965	$1,706,195,528	$427,573,386

NET ASSETS:
Paid-in-Capital	$7,367,795,791		$413,711,258	$1,319,603,499	$403,428,953
Total distributable earnings (loss)	862,396,722		91,665,707	386,592,029	24,144,433

Total Net Assets	$8,230,192,513		$505,376,965	$1,706,195,528	$427,573,386

Outstanding number of shares
(unlimited number of shares authorized — par value $0.0001)	147,197,548	(a)	6,600,000	19,125,000	6,475,000

Net asset value, per share	$55.91	(a)	$76.57	$89.21	$66.03

Cost of investments in non-affiliates	$7,325,580,702		$414,215,376	$1,432,426,507	$404,171,895
Cost of investments in affiliates	—		7,074,470	4,126,773	3,989,749
Cost of foreign currency	11,418,616		—	—	—
Investment securities on loan, at value (See Note 2.C.)	7,899,542		163,728	32,625,500	5,842,342
Cost of investment of cash collateral (See Note 2.C.)	8,342,532		168,998	33,697,199	6,108,220

(a)	Reflects a 1:2 reverse stock split that occurred on April 12, 2021. See Note 1.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	211

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2021 (Unaudited) (continued)

	JPMorgan Carbon Transition U.S. Equity ETF	JPMorgan Diversified Return Emerging Markets Equity ETF	JPMorgan Diversified Return International Equity ETF	JPMorgan Diversified Return U.S. Equity ETF
ASSETS:
Investments in non-affiliates, at value	$25,225,733	$191,294,643	$863,018,020	$673,496,928
Investments in affiliates, at value	36,217	—	—	247,101
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	249,000	13,417,589	13,992,616
Cash	1	394,632	653,096	—
Foreign currency, at value	—	180,576	—	—
Deposits at broker for futures contracts	6,200	—	651,600	182,300
Receivables:
Investment securities sold	—	355	903	—
Dividends from non-affiliates	18,883	483,483	4,354,950	566,445
Dividends from affiliates	—	—	—	11
Tax reclaims	—	—	1,819,384	—
Securities lending income (See Note 2.C.)	—	92	27,631	2,096

Total Assets	25,287,034	192,602,781	883,943,173	688,487,497

LIABILITIES:
Payables:
Foreign currency due to custodian, at value	—	—	33,779	—
Investment securities purchased	—	234,681	—	—
Collateral received on securities loaned (See Note 2.C.)	—	249,000	13,417,589	13,992,616
Variation margin on futures contracts	261	—	115,213	4,716
Accrued liabilities:
Management fees (See Note 3.A.)	3,082	74,232	265,583	98,617
Deferred foreign capital gains tax	—	680,783	—	—

Total Liabilities	3,343	1,238,696	13,832,164	14,095,949

Net Assets	$25,283,691	$191,364,085	$870,111,009	$674,391,548

NET ASSETS:
Paid-in-Capital	$22,202,049	$193,902,103	$860,965,115	$541,841,694
Total distributable earnings (loss)	3,081,642	(2,538,018)	9,145,894	132,549,854

Total Net Assets	$25,283,691	$191,364,085	$870,111,009	$674,391,548

Outstanding number of shares (unlimited number of shares authorized — par value $0.0001)	450,000	3,300,000	14,000,000	7,100,000

Net asset value, per share	$56.19	$57.99	$62.15	$94.98

Cost of investments in non-affiliates	$22,266,397	$162,426,126	$774,260,337	$536,710,661
Cost of investments in affiliates	36,217	—	—	247,101
Cost of foreign currency	—	158,689	—	—
Investment securities on loan, at value (See Note 2.C.)	—	55,846	11,922,920	13,557,278
Cost of investment of cash collateral (See Note 2.C.)	—	249,000	13,417,589	13,992,616

SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPMorgan Diversified Return U.S. Small Cap Equity ETF	JPMorgan Emerging Markets Equity Core ETF	JPMorgan International Growth ETF
ASSETS:
Investments in non-affiliates, at value	$242,219,187	$169,638,514	$98,298,106	$63,024,732
Investments in affiliates, at value	127,870	98,178	—	—
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	8,962,088	19,758,314	58,611	—
Cash	—	37	445,095	1,149,361
Foreign currency, at value	—	—	12,988	35,605
Segregated cash balance with Authorized Participant for deposit securities	—	—	2,938,019	—
Receivables:
Investment securities sold	8,652,739	—	—	477,887
Dividends from non-affiliates	138,751	46,461	92,076	55,631
Dividends from affiliates	5	3	—	—
Tax reclaims	—	—	—	29,186
Securities lending income (See Note 2.C.)	1,329	3,948	—	—
Variation margin on futures contracts	—	87	—	—

Total Assets	260,101,969	189,545,542	101,844,895	64,772,402

LIABILITIES:
Payables:
Due to custodian	568	—	—	—
Investment securities purchased	—	—	—	769,163
Collateral received on securities loaned (See Note 2.C.)	8,962,088	19,758,314	58,611	—
Fund shares redeemed	8,658,293	—	—	—
Collateral upon return of deposit securities	—	—	2,938,019	—
Accrued liabilities:
Management fees (See Note 3.A.)	48,768	40,592	17,331	29,075

Total Liabilities	17,669,717	19,798,906	3,013,961	798,238

Net Assets	$242,432,252	$169,746,636	$98,830,934	$63,974,164

NET ASSETS:
Paid-in-Capital	$176,338,725	$128,345,083	$97,053,190	$52,602,768
Total distributable earnings (loss)	66,093,527	41,401,553	1,777,744	11,371,396

Total Net Assets	$242,432,252	$169,746,636	$98,830,934	$63,974,164

Outstanding number of shares (unlimited number of shares authorized — par value $0.0001)	2,800,000	3,950,000	2,000,000	850,000

Net asset value, per share	$86.58	$42.97	$49.42	$75.26

Cost of investments in non-affiliates	$187,638,352	$145,088,988	$96,509,396	$52,788,546
Cost of investments in affiliates	127,870	98,178	—	—
Cost of foreign currency	—	—	13,098	35,537
Investment securities on loan, at value (See Note 2.C.)	8,652,275	18,953,736	58,164	—
Cost of investment of cash collateral (See Note 2.C.)	8,962,088	19,758,314	58,611	—

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	213

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2021 (Unaudited) (continued)

	JPMorgan U.S. Dividend ETF	JPMorgan U.S. Minimum Volatility ETF	JPMorgan U.S. Momentum Factor ETF	JPMorgan U.S. Quality Factor ETF	JPMorgan U.S. Value Factor ETF
ASSETS:
Investments in non-affiliates, at value	$28,875,439	$19,091,873	$176,392,639	$333,910,119	$739,746,884
Investments in affiliates, at value	54,411	16,846	42,873	582,859	593,347
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	123,591	835,099	2,500,024	12,640,056
Cash	—	—	1	38	—
Deposits at broker for futures contracts	5,630	2,000	38,780	63,610	121,890
Receivables:
Fund shares sold	3,213,646	—	—	—	7,125,332
Dividends from non-affiliates	35,654	18,106	88,394	273,673	614,195
Dividends from affiliates	—	—	2	5	9
Securities lending income (See Note 2.C.)	2	16	161	674	3,206

Total Assets	32,184,782	19,252,432	177,397,949	337,331,002	760,844,919

LIABILITIES:
Payables:
Investment securities purchased	3,259,545	—	—	—	7,093,798
Collateral received on securities loaned (See Note 2.C.)	—	123,591	835,099	2,500,024	12,640,056
Variation margin on futures contracts	93	146	766	5,628	6,510
Accrued liabilities:
Management fees (See Note 3.A.)	2,343	1,861	16,998	38,059	70,696

Total Liabilities	3,261,981	125,598	852,863	2,543,711	19,811,060

Net Assets	$28,922,801	$19,126,834	$176,545,086	$334,787,291	$741,033,859

NET ASSETS:
Paid-in-Capital	$25,201,036	$19,735,942	$130,839,882	$232,544,747	$686,633,562
Total distributable earnings (loss)	3,721,765	(609,108)	45,705,204	102,242,544	54,400,297

Total Net Assets	$28,922,801	$19,126,834	$176,545,086	$334,787,291	$741,033,859

Outstanding number of shares (unlimited number of shares authorized — par value $0.0001)	900,000	550,000	4,250,000	8,500,000	20,800,000

Net asset value, per share	$32.14	$34.78	$41.54	$39.39	$35.63

Cost of investments in non-affiliates	$27,191,601	$17,317,805	$132,103,062	$287,386,017	$688,665,647
Cost of investments in affiliates	54,411	16,846	42,873	582,859	593,347
Investment securities on loan, at value (See Note 2.C.)	—	119,697	803,494	2,397,758	12,206,471
Cost of investment of cash collateral (See Note 2.C.)	—	123,596	835,099	2,500,024	12,640,056

SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021 (Unaudited)

	JPMorgan BetaBuilders Canada ETF	JPMorgan BetaBuilders Developed Asia ex-Japan ETF	JPMorgan BetaBuilders Europe ETF	JPMorgan BetaBuilders International Equity ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$29	$80	$—
Interest income from affiliates	83	—	—	—
Dividend income from non-affiliates	66,897,514	41,855,555	72,386,677	44,836,188
Dividend income from affiliates	—	—	—	647
Income from securities lending (net) (See Note 2.C.)	787,224	1,047,269	358,547	198,371
Foreign taxes withheld (net)	(9,354,478)	(592,433)	(6,504,639)	(3,797,899)

Total investment income	58,330,343	42,310,420	66,240,665	41,237,307

EXPENSES:
Management fees (See Note 3.A.)	4,268,965	2,598,931	1,862,224	1,022,995
Interest expense to non-affiliates	1,041	2,403	18,068	2,597
Interest expense to affiliates	283	252	25,701	9,526

Total expenses	4,270,289	2,601,586	1,905,993	1,035,118

Net investment income (loss)	54,060,054	39,708,834	64,334,672	40,202,189

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	5,215,678	(5,784,328)	(11,784,806)	2,720,659
In-kind redemptions of investments in non-affiliates	—	2,746,090	209,312,151	39,114,997
Futures contracts	4,341,999	2,582,400	3,533,385	1,678,912
Foreign currency transactions	1,795,780	61,142	485,964	56,355

Net realized gain (loss)	11,353,457	(394,696)	201,546,694	43,570,923

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,250,753,263	527,304,619	926,098,820	521,215,395
Investments in affiliates	—	497	5,824	200
Futures contracts	1,537,167	312,028	2,887,907	1,150,005
Foreign currency translations	187,822	(2,005)	108,984	31,384

Change in net unrealized appreciation/depreciation	1,252,478,252	527,615,139	929,101,535	522,396,984

Net realized/unrealized gains (losses)	1,263,831,709	527,220,443	1,130,648,229	565,967,907

Change in net assets resulting from operations	$1,317,891,763	$566,929,277	$1,194,982,901	$606,170,096

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	215

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021 (Unaudited) (continued)

	JPMorgan BetaBuilders Japan ETF	JPMorgan BetaBuilders U.S. Equity ETF	JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$1	$—	$1
Interest income from affiliates	33	—	—	—
Dividend income from non-affiliates	86,318,935	2,323,085	5,796,403	628,167
Dividend income from affiliates	—	56,705	376	124
Non-cash dividend income from non-affiliates	—	—	2,437,540	—
Income from securities lending (net) (See Note 2.C.)	140,765	7,764	87,481	5,124
Foreign taxes withheld (net)	(8,466,959)	—	—	—

Total investment income	77,992,774	2,387,555	8,321,800	633,416

EXPENSES:
Management fees (See Note 3.A.)	6,810,122	32,003	512,125	61,219
Interest expense to non-affiliates	4,051	16	61	19
Interest expense to affiliates	24,471	—	—	—

Total expenses	6,838,644	32,019	512,186	61,238

Net investment income (loss)	71,154,130	2,355,536	7,809,614	572,178

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(13,152,110)	(301,503)	1,401,682	160,090
Investments in affiliates	—	66,388	—	—
In-kind redemptions of investments in non-affiliates	18,937,448	8,502,959	113,352,483	4,221,834
Futures contracts	5,098,111	266,271	833,436	86,769
Foreign currency transactions	117,452	—	—	—

Net realized gain (loss)	11,000,901	8,534,115	115,587,601	4,468,693

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	790,278,005	67,568,446	307,902,370	19,249,939
Investments in affiliates	797	1,418,934	—	—
Futures contracts	(967,398)	137,787	153,580	40,946
Foreign currency translations	8,198	—	—	—

Change in net unrealized appreciation/depreciation	789,319,602	69,125,167	308,055,950	19,290,885

Net realized/unrealized gains (losses)	800,320,503	77,659,282	423,643,551	23,759,578

Change in net assets resulting from operations	$871,474,633	$80,014,818	$431,453,165	$24,331,756

(a)	Commencement of operations was November 16, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

	JPMorgan Carbon Transition U.S. Equity ETF (a)	JPMorgan Diversified Return Emerging Markets Equity ETF	JPMorgan Diversified Return International Equity ETF	JPMorgan Diversified Return U.S. Equity ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$27	$28	$918	$—
Dividend income from non-affiliates	132,348	3,160,042	13,659,943	6,508,344
Dividend income from affiliates	4	—	553	170
Income from securities lending (net) (See Note 2.C.)	—	519	56,719	11,749
Foreign taxes withheld (net)	—	(268,974)	(1,239,423)	—

Total investment income	132,379	2,891,615	12,478,710	6,520,263

EXPENSES:
Management fees (See Note 3.A.)	13,656	516,669	1,651,301	560,173
Interest expense to non-affiliates	—	—	746	140
Interest expense to affiliates	—	—	310	—

Total expenses	13,656	516,669	1,652,357	560,313

Net investment income (loss)	118,723	2,374,946	10,826,353	5,959,950

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	77,062	734,548 (b)	8,397,056	(3,504,483)
Investments in affiliates	—	—	(713)	—
In-kind redemptions of investments in non-affiliates	—	4,968,084	24,830,100	40,381,796
Futures contracts	3,495	(6,655)	1,044,410	275,710
Foreign currency transactions	—	(36,727)	(90,993)	—

Net realized gain (loss)	80,557	5,659,250	34,179,860	37,153,023

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	2,959,336	44,606,189 (c)	163,774,292	117,141,595
Investments in affiliates	—	—	273	701
Futures contracts	1,398	—	467,414	70,393
Foreign currency translations	—	37,049	18,283	—

Change in net unrealized appreciation/depreciation	2,960,734	44,643,238	164,260,262	117,212,689

Net realized/unrealized gains (losses)	3,041,291	50,302,488	198,440,122	154,365,712

Change in net assets resulting from operations	$3,160,014	$52,677,434	$209,266,475	$160,325,662

(a)	Commencement of operations was December 9, 2020.
(b)	Net of foreign capital gains tax of $(224,098).
(c)	Net of change in foreign capital gains tax of $(202,799).

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	217

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2021 (Unaudited) (continued)

	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPMorgan Diversified Return U.S. Small Cap Equity ETF	JPMorgan Emerging Markets Equity Core ETF (a)	JPMorgan International Growth ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$4	$—	$40
Dividend income from non-affiliates	2,244,290	1,154,318	149,625	299,886
Dividend income from affiliates	56	54	13	4
Income from securities lending (net) (See Note 2.C.)	7,695	54,990	1	—
Foreign taxes withheld (net)	—	—	(16,520)	(29,572)

Total investment income	2,252,041	1,209,366	133,119	270,358

EXPENSES:
Management fees (See Note 3.A.)	304,060	253,328	21,259	139,508
Interest expense to affiliates	—	—	37	33

Total expenses	304,060	253,328	21,296	139,541

Net investment income (loss)	1,947,981	956,038	111,823	130,817

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(1,283,461)	(2,941,078)	(73,932)	1,059,332
In-kind redemptions of investments in non-affiliates	27,591,769	31,648,097	—	—
Futures contracts	142,513	214,325	—	—
Foreign currency transactions	—	—	(49,068)	(1,321)

Net realized gain (loss)	26,450,821	28,921,344	(123,000)	1,058,011

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	44,914,915	39,782,708	1,788,710	6,416,245
Investments in affiliates	—	2,800	—	—
Futures contracts	(4,503)	5,295	—	—
Foreign currency translations	—	—	211	43

Change in net unrealized appreciation/depreciation	44,910,412	39,790,803	1,788,921	6,416,288

Net realized/unrealized gains (losses)	71,361,233	68,712,147	1,665,921	7,474,299

Change in net assets resulting from operations	$73,309,214	$69,668,185	$1,777,744	$7,605,116

(a)	Commencement of operations was March 10, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

	JPMorgan U.S. Dividend ETF	JPMorgan U.S. Minimum Volatility ETF	JPMorgan U.S. Momentum Factor ETF	JPMorgan U.S. Quality Factor ETF	JPMorgan U.S. Value Factor ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$—	$—	$2	$—
Dividend income from non-affiliates	336,416	205,125	760,407	3,485,870	2,488,445
Dividend income from affiliates	6	6	26	99	48
Non-cash dividend income from non-affiliates	—	—	—	354,708	—
Income from securities lending (net) (See Note 2.C.)	4,374	804	1,530	22,193	13,267

Total investment income	340,796	205,935	761,963	3,862,872	2,501,760

EXPENSES:
Management fees (See Note 3.A.)	12,668	13,026	93,277	252,108	155,927
Interest expense to non-affiliates	—	—	—	319	—

Total expenses	12,668	13,026	93,277	252,427	155,927

Net investment income (loss)	328,128	192,909	668,686	3,610,445	2,345,833

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	316,303	143,334	1,812,920	(896,665)	820,370
In-kind redemptions of investments in non-affiliates	3,686,839	1,031,519	5,248,877	62,815,385	4,419,210
Futures contracts	20,979	18,052	59,848	173,447	53,101

Net realized gain (loss)	4,024,121	1,192,905	7,121,645	62,092,167	5,292,681

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	4,793,899	3,858,040	24,214,077	29,198,989	53,968,446
Investments in affiliates	60	45	50	350	100
Futures contracts	2,377	2,697	12,048	50,207	51,255

Change in net unrealized appreciation/depreciation	4,796,336	3,860,782	24,226,175	29,249,546	54,019,801

Net realized/unrealized gains (losses)	8,820,457	5,053,687	31,347,820	91,341,713	59,312,482

Change in net assets resulting from operations	$9,148,585	$5,246,596	$32,016,506	$94,952,158	$61,658,315

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	219

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	JPMorgan BetaBuilders Canada ETF				JPMorgan BetaBuilders Developed Asia ex-Japan ETF
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020		Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$54,060,054		$99,923,560		$39,708,834		$47,112,341
Net realized gain (loss)	11,353,457		(107,887,037)		(394,696)		(34,800,063)
Change in net unrealized appreciation/depreciation	1,252,478,252		(214,935,256)		527,615,139		(151,388,803)

Change in net assets resulting from operations	1,317,891,763		(222,898,733)		566,929,277		(139,076,525)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(52,801,578)		(97,217,228)		(35,956,390)		(47,499,256)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	345,076,200		159,573,201		1,909,038,749		209,692,845

NET ASSETS:
Change in net assets	1,610,166,385		(160,542,760)		2,440,011,636		23,117,064
Beginning of period	3,640,211,260		3,800,754,020		1,465,970,894		1,442,853,830

End of period	$5,250,377,645		$3,640,211,260		$3,905,982,530		$1,465,970,894

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$345,142,369		$225,691,349		$1,919,823,662		$400,560,096
Cost of shares redeemed	(66,169)		(66,118,148)		(10,784,913)		(190,867,251)

Total change in net assets resulting from capital transactions	$345,076,200		$159,573,201		$1,909,038,749		$209,692,845

SHARE TRANSACTIONS:
Issued	5,950,000	(a)	4,700,000	(a)	34,200,000	(a)	9,000,000	(a)
Redeemed	(1,089	)(a)	(1,900,000	)(a)	(201,359	)(a)	(4,900,000	)(a)

Net increase in shares from share transactions	5,948,911		2,800,000		33,998,641		4,100,000

(a)	Reflects a 1:2 reverse stock split that occurred on April 12, 2021. See Note 1.

SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

	JPMorgan BetaBuilders Europe ETF				JPMorgan BetaBuilders International Equity ETF
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020		Six Months Ended April 30, 2021 (Unaudited)	Period Ended October 31, 2020 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$64,334,672		$93,927,172		$40,202,189	$17,506,262
Net realized gain (loss)	201,546,694		(173,140,960)		43,570,923	1,290,568
Change in net unrealized appreciation/depreciation	929,101,535		(679,859,114)		522,396,984	2,882,633

Change in net assets resulting from operations	1,194,982,901		(759,072,902)		606,170,096	21,679,463

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(44,653,114)		(91,833,136)		(26,391,798)	(10,275,336)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,374,966,032		698,765,923		960,508,437	1,855,266,175

NET ASSETS:
Change in net assets	2,525,295,819		(152,140,115)		1,540,286,735	1,866,670,302
Beginning of period	3,701,005,509		3,853,145,624		1,866,670,302	—

End of period	$6,226,301,328		$3,701,005,509		$3,406,957,037	$1,866,670,302

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,645,903,875		$3,682,970,788		$1,131,211,023	$1,875,036,423
Cost of shares redeemed	(1,270,937,843)		(2,984,204,865)		(170,702,586)	(19,770,248)

Total change in net assets resulting from capital transactions	$1,374,966,032		$698,765,923		$960,508,437	$1,855,266,175

SHARE TRANSACTIONS:
Issued	47,700,000	(b)	81,000,000	(b)	20,400,000	40,800,000
Redeemed	(24,200,404	)(b)	(74,600,000	)(b)	(3,000,000)	(400,000)

Net increase in shares from share transactions	23,499,596		6,400,000		17,400,000	40,400,000

(a)	Commencement of operations was December 3, 2019.
(b)	Reflects a 1:2 reverse stock split that occurred on April 12, 2021. See Note 1.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	221

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan BetaBuilders Japan ETF				JPMorgan BetaBuilders U.S. Equity ETF
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020		Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$71,154,130		$73,146,812		$2,355,536	$2,534,659
Net realized gain (loss)	11,000,901		91,835,601		8,534,115	3,472,263
Change in net unrealized appreciation/depreciation	789,319,602		(118,967,461)		69,125,167	11,499,386

Change in net assets resulting from operations	871,474,633		46,014,952		80,014,818	17,506,308

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(70,569,312)		(102,501,216)		(2,070,625)	(2,245,984)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,106,251,745		1,060,999,792		189,060,197	176,703,126

NET ASSETS:
Change in net assets	2,907,157,066		1,004,513,528		267,004,390	191,963,450
Beginning of period	5,323,035,447		4,318,521,919		238,372,575	46,409,125

End of period	$8,230,192,513		$5,323,035,447		$505,376,965	$238,372,575

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,171,970,407		$2,626,810,358		$214,939,973	$191,742,099
Cost of shares redeemed	(65,718,662)		(1,565,810,566)		(25,879,776)	(15,038,973)

Total change in net assets resulting from capital transactions	$2,106,251,745		$1,060,999,792		$189,060,197	$176,703,126

SHARE TRANSACTIONS:
Issued	38,400,000	(a)	56,200,000	(a)	3,000,000	3,400,000
Redeemed	(1,202,452	)(a)	(34,200,000	)(a)	(400,000)	(250,000)

Net increase in shares from share transactions	37,197,548		22,000,000		2,600,000	3,150,000

(a)	Reflects a 1:2 reverse stock split that occurred on April 12, 2021. See Note 1.

SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

	JPMorgan BetaBuilders U.S. Mid Cap Equity ETF		JPMorgan BetaBuilders U.S. Small Cap Equity ETF
	Six Months Ended April 30, 2021 (Unaudited)	Period Ended October 31, 2020 (a)	Period Ended April 30, 2021 (Unaudited) (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$7,809,614	$286,955	$572,178
Net realized gain (loss)	115,587,601	920,825	4,468,693
Change in net unrealized appreciation/depreciation	308,055,950	(38,827,275)	19,290,885

Change in net assets resulting from operations	431,453,165	(37,619,495)	24,331,756

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(6,246,361)	(34,041)	(187,323)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	292,856,771	1,025,785,489	403,428,953

NET ASSETS:
Change in net assets	718,063,575	988,131,953	427,573,386
Beginning of period	988,131,953	—	—

End of period	$1,706,195,528	$988,131,953	$427,573,386

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$807,634,948	$1,030,410,313	$444,422,095
Cost of shares redeemed	(514,778,177)	(4,624,824)	(40,993,142)

Total change in net assets resulting from capital transactions	$292,856,771	$1,025,785,489	$403,428,953

SHARE TRANSACTIONS:
Issued	9,900,000	15,475,000	7,100,000
Redeemed	(6,175,000)	(75,000)	(625,000)

Net increase in shares from share transactions	3,725,000	15,400,000	6,475,000

(a)	Commencement of operations was April 14, 2020.
(b)	Commencement of operations was November 16, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	223

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan Carbon Transition U.S. Equity ETF	JPMorgan Diversified Return Emerging Markets Equity ETF
	Period Ended April 30, 2021 (Unaudited) (a)	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$118,723	$2,374,946	$8,829,220
Net realized gain (loss)	80,557	5,659,250	(17,873,066)
Change in net unrealized appreciation/depreciation	2,960,734	44,643,238	(35,896,310)

Change in net assets resulting from operations	3,160,014	52,677,434	(44,940,156)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(78,372)	(1,952,764)	(11,494,561)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	22,202,049	(73,120,727)	(83,600,557)

NET ASSETS:
Change in net assets	25,283,691	(22,396,057)	(140,035,274)
Beginning of period	—	213,760,142	353,795,416

End of period	$25,283,691	$191,364,085	$213,760,142

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$22,202,049	$16,735	$11,220,073
Cost of shares redeemed	—	(73,137,462)	(94,820,630)

Total change in net assets resulting from capital transactions	$22,202,049	$(73,120,727)	$(83,600,557)

SHARE TRANSACTIONS:
Issued	450,000	—	200,000
Redeemed	—	(1,300,000)	(2,100,000)

Net increase (decrease) in shares from share transactions	450,000	(1,300,000)	(1,900,000)

(a)	Commencement of operations was December 9, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

	JPMorgan Diversified Return International Equity ETF		JPMorgan Diversified Return U.S. Equity ETF
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$10,826,353	$27,691,365	$5,959,950	$14,977,931
Net realized gain (loss)	34,179,860	(55,516,544)	37,153,023	6,210,123
Change in net unrealized appreciation/depreciation	164,260,262	(83,197,859)	117,212,689	(62,482,770)

Change in net assets resulting from operations	209,266,475	(111,023,038)	160,325,662	(41,294,716)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(8,840,042)	(31,499,409)	(5,621,293)	(15,994,512)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(197,515,548)	(273,144,732)	(17,022,462)	(208,627,128)

NET ASSETS:
Change in net assets	2,910,885	(415,667,179)	137,681,907	(265,916,356)
Beginning of period	867,200,124	1,282,867,303	536,709,641	802,625,997

End of period	$870,111,009	$867,200,124	$674,391,548	$536,709,641

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$47,122	$45,178,764	$90,741,444	$80,338,258
Cost of shares redeemed	(197,562,670)	(318,323,496)	(107,763,906)	(288,965,386)

Total change in net assets resulting from capital transactions	$(197,515,548)	$(273,144,732)	$(17,022,462)	$(208,627,128)

SHARE TRANSACTIONS:
Issued	—	800,000	1,000,000	1,100,000
Redeemed	(3,400,000)	(6,700,000)	(1,200,000)	(4,300,000)

Net decrease in shares from share transactions	(3,400,000)	(5,900,000)	(200,000)	(3,200,000)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	225

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan Diversified Return U.S. Mid Cap Equity ETF		JPMorgan Diversified Return U.S. Small Cap Equity ETF
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,947,981	$3,866,579	$956,038	$2,310,675
Net realized gain (loss)	26,450,821	2,889,370	28,921,344	(7,848,200)
Change in net unrealized appreciation/depreciation	44,910,412	(4,768,925)	39,790,803	(10,763,787)

Change in net assets resulting from operations	73,309,214	1,987,024	69,668,185	(16,301,312)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(1,997,713)	(3,705,274)	(1,245,342)	(2,108,906)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(49,087,095)	33,952,305	(47,349,032)	26,739,716

NET ASSETS:
Change in net assets	22,224,406	32,234,055	21,073,811	8,329,498
Beginning of period	220,207,846	187,973,791	148,672,825	140,343,327

End of period	$242,432,252	$220,207,846	$169,746,636	$148,672,825

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$32,388,694	$84,732,532	$34,707,329	$87,381,544
Cost of shares redeemed	(81,475,789)	(50,780,227)	(82,056,361)	(60,641,828)

Total change in net assets resulting from capital transactions	$(49,087,095)	$33,952,305	$(47,349,032)	$26,739,716

SHARE TRANSACTIONS:
Issued	400,000	1,400,000	800,000	2,900,000
Redeemed	(1,000,000)	(800,000)	(2,000,000)	(2,300,000)

Net increase (decrease) in shares from share transactions	(600,000)	600,000	(1,200,000)	600,000

SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

	JPMorgan Emerging Markets Equity Core ETF	JPMorgan International Growth ETF
	Period Ended April 30, 2021 (Unaudited) (a)	Six Months Ended April 30, 2021 (Unaudited)	Period Ended October 31, 2020 (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$111,823	$130,817	$21,045
Net realized gain (loss)	(123,000)	1,058,011	(56,298)
Change in net unrealized appreciation/depreciation	1,788,921	6,416,288	3,819,857

Change in net assets resulting from operations	1,777,744	7,605,116	3,784,604

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	—	(18,324)	—

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	97,053,190	18,599,714	34,003,054

NET ASSETS:
Change in net assets	98,830,934	26,186,506	37,787,658
Beginning of period	—	37,787,658	—

End of period	$98,830,934	$63,974,164	$37,787,658

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$97,053,190	$18,599,714	$34,003,054

Total change in net assets resulting from capital transactions	$97,053,190	$18,599,714	$34,003,054

SHARE TRANSACTIONS:
Issued	2,000,000	250,000	600,000

Net increase in shares from share transactions	2,000,000	250,000	600,000

(a)	Commencement of operations was March 10, 2021.
(b)	Commencement of operations was May 20, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	227

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan U.S. Dividend ETF		JPMorgan U.S. Minimum Volatility ETF
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$328,128	$1,377,581	$192,909	$1,908,765
Net realized gain (loss)	4,024,121	165,880	1,192,905	751,473
Change in net unrealized appreciation/depreciation	4,796,336	(5,058,774)	3,860,782	(6,876,405)

Change in net assets resulting from operations	9,148,585	(3,515,313)	5,246,596	(4,216,167)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(405,663)	(1,343,662)	(265,397)	(2,053,319)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(14,785,524)	(807,147)	(23,627,903)	(63,201,634)

NET ASSETS:
Change in net assets	(6,042,602)	(5,666,122)	(18,646,704)	(69,471,120)
Beginning of period	34,965,403	40,631,525	37,773,538	107,244,658

End of period	$28,922,801	$34,965,403	$19,126,834	$37,773,538

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$12,340,692	$9,833,249	$—	$12,683,981
Cost of shares redeemed	(27,126,216)	(10,640,396)	(23,627,903)	(75,885,615)

Total change in net assets resulting from capital transactions	$(14,785,524)	$(807,147)	$(23,627,903)	$(63,201,634)

SHARE TRANSACTIONS:
Issued	400,000	450,000	—	450,000
Redeemed	(1,000,000)	(450,000)	(750,000)	(2,700,000)

Net decrease in shares from share transactions	(600,000)	—	(750,000)	(2,250,000)

SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

	JPMorgan U.S. Momentum Factor ETF		JPMorgan U.S. Quality Factor ETF
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$668,686	$1,001,800	$3,610,445	$4,490,712
Net realized gain (loss)	7,121,645	(1,558,599)	62,092,167	12,907,095
Change in net unrealized appreciation/depreciation	24,226,175	21,209,006	29,249,546	9,761,565

Change in net assets resulting from operations	32,016,506	20,652,207	94,952,158	27,159,372

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(660,888)	(941,311)	(3,999,014)	(3,901,856)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	10,446,382	58,411,601	(140,837,062)	254,345,821

NET ASSETS:
Change in net assets	41,802,000	78,122,497	(49,883,918)	277,603,337
Beginning of period	134,743,086	56,620,589	384,671,209	107,067,872

End of period	$176,545,086	$134,743,086	$334,787,291	$384,671,209

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$25,608,306	$66,714,485	$94,515,134	$318,973,804
Cost of shares redeemed	(15,161,924)	(8,302,884)	(235,352,196)	(64,627,983)

Total change in net assets resulting from capital transactions	$10,446,382	$58,411,601	$(140,837,062)	$254,345,821

SHARE TRANSACTIONS:
Issued	650,000	2,300,000	2,600,000	10,650,000
Redeemed	(400,000)	(250,000)	(6,300,000)	(2,050,000)

Net increase (decrease) in shares from share transactions	250,000	2,050,000	(3,700,000)	8,600,000

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	229

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan U.S. Value Factor ETF
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,345,833	$1,942,986
Net realized gain (loss)	5,292,681	828,438
Change in net unrealized appreciation/depreciation	54,019,801	(7,042,295)

Change in net assets resulting from operations	61,658,315	(4,270,871)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(1,307,439)	(1,990,064)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	618,214,828	1,879,448

NET ASSETS:
Change in net assets	678,565,704	(4,381,487)
Beginning of period	62,468,155	66,849,642

End of period	$741,033,859	$62,468,155

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$636,046,587	$23,462,558
Cost of shares redeemed	(17,831,759)	(21,583,110)

Total change in net assets resulting from capital transactions	$618,214,828	$1,879,448

SHARE TRANSACTIONS:
Issued	18,900,000	900,000
Redeemed	(600,000)	(850,000)

Net increase in shares from share transactions	18,300,000	50,000

SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

THIS PAGE IS INTENTIONALLY LEFT BLANK.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	231

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income

JPMorgan BetaBuilders Canada ETF
Six Months Ended April 30, 2021 (Unaudited) (f)	$45.99	$0.67	$15.37		$16.04	$(0.33)
Year Ended October 31, 2020 (f)	49.78	1.29	(3.82)		(2.53)	(1.26)
Year Ended October 31, 2019 (f)	45.19	1.31	4.47		5.78	(1.19)
August 7, 2018 (h) through October 31, 2018 (f)	49.31	0.29	(4.31)		(4.02)	(0.10)

JPMorgan BetaBuilders Developed Asia ex-Japan ETF
Six Months Ended April 30, 2021 (Unaudited) (f)	44.97	0.81	13.19		14.00	(0.32)
Year Ended October 31, 2020 (f)	50.63	1.58	(5.65)		(4.07)	(1.59)
Year Ended October 31, 2019 (f)	45.36	2.10	5.17		7.27	(2.00)
August 7, 2018 (h) through October 31, 2018 (f)	50.73	0.44	(5.48)		(5.04)	(0.33)

JPMorgan BetaBuilders Europe ETF
Six Months Ended April 30, 2021 (Unaudited) (f)	43.29	0.82	13.31		14.13	(0.30)
Year Ended October 31, 2020 (f)	48.71	1.08	(5.43)		(4.35)	(1.07)
Year Ended October 31, 2019 (f)	45.19	1.79	3.28		5.07	(1.55)
June 15, 2018 (h) through October 31, 2018 (f)	49.58	0.26	(4.58)		(4.32)	(0.07)

JPMorgan BetaBuilders International Equity ETF
Six Months Ended April 30, 2021 (Unaudited)	46.20	0.77	12.44		13.21	(0.47)
December 3, 2019 (h) through October 31, 2020	49.79	1.05	(4.26	)(k)	(3.21)	(0.38)

JPMorgan BetaBuilders Japan ETF
Six Months Ended April 30, 2021 (Unaudited) (f)	48.39	0.56	7.27		7.83	(0.31)
Year Ended October 31, 2020 (f)	49.07	0.84	(0.39)		0.45	(1.13)
Year Ended October 31, 2019 (f)	45.45	0.97	2.93		3.90	(0.28)
June 15, 2018 (h) through October 31, 2018 (f)	49.58	0.48	(4.61)		(4.13)	—

JPMorgan BetaBuilders U.S. Equity ETF
Six Months Ended April 30, 2021 (Unaudited)	59.59	0.51	16.94		17.45	(0.47)
Year Ended October 31, 2020	54.60	1.14	4.83		5.97	(0.98)
March 12, 2019 (h) through October 31, 2019	50.14	0.68	4.29		4.97	(0.51)

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Six Months Ended April 30, 2021 (Unaudited)	64.16	0.43	24.97		25.40	(0.35)
April 14, 2020 (h) through October 31, 2020	50.78	0.33	13.32	(k)	13.65	(0.27)

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
November 16, 2020 (h) through April 30, 2021 (Unaudited)	51.27	0.25	14.64		14.89	(0.13)

(a)	Annualized for periods less than one year, unless otherwise indicated.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)

Prior to December 9, 2019, market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the fund. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)	Per share amounts reflects a 1:2 reverse stock split that occurred on April 12, 2021. See Note 1.
(g)

Prior to November 1, 2019, the Fund may have waived fees if expenses exceeded the expense cap. On November 1, 2019, the Fund adopted a unitary fee structure where a management fee is accrued by the fund based on prior day net assets and other expenses are paid by the Advisor.

(h)	Commencement of operations.
(i)

Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(j)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(k)

Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

		Ratios/Supplemental data
						Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)		Net assets, end of period	Net expenses		Net investment income (loss)	Expenses without waivers and reimbursements		Portfolio turnover rate (c)

$61.70	$61.72	35.73%	35.48%		$5,250,377,645	0.19%		2.40%	0.19%		1%
45.99	23.05	(4.98)	(4.81)		3,640,211,260	0.19		2.74	0.19		4
49.78	24.90	13.08	12.97		3,800,754,020	0.19		2.73	0.34	(g)	7
45.19	22.62	(8.18)	(8.05	)(i)	2,044,698,826	0.19	(j)	2.55	0.37	(g)(j)	1

58.65	58.83	31.99	31.98		3,905,982,530	0.19		2.90	0.19		3
44.97	22.55	(7.87)	(7.45)		1,465,970,894	0.19		3.40	0.19		6
50.63	25.27	16.18	15.94		1,442,853,830	0.19		4.22	0.39	(g)	7
45.36	22.69	(9.97)	(9.93	)(i)	603,313,934	0.19	(j)	3.94	0.45	(g)(j)	2

57.12	57.28	33.51	33.70		6,226,301,328	0.09		3.10	0.09		3
43.29	21.67	(8.92)	(8.90)		3,701,005,509	0.09		2.33	0.09		5
48.71	24.39	11.43	11.32		3,853,145,624	0.09		3.83	0.25	(g)	7
45.19	22.64	(8.75)	(8.55	)(i)	1,314,930,292	0.09	(j)	1.45	0.34	(g)(j)	2

58.94	59.05	28.65	28.64		3,406,957,037	0.07		2.74	0.07		2
46.20	46.29	(6.45)	(6.27	)(i)	1,866,670,302	0.07		2.40	0.07		8

55.91	56.00	16.86	16.46		8,230,192,513	0.19		1.98	0.19		1
48.39	24.32	0.87	1.24		5,323,035,447	0.19		1.77	0.19		5
49.07	24.57	8.74	9.07		4,318,521,919	0.19		2.14	0.33	(g)	4
45.45	22.68	(8.35)	(8.51	)(i)	2,336,087,667	0.19	(j)	2.63	0.37	(g)(j)	5

76.57	76.63	29.37	29.49		505,376,965	0.02		1.44	0.02		1
59.59	59.58	11.09	11.05		238,372,575	0.02		1.99	0.02		4
54.60	54.61	9.95	9.97	(i)	46,409,125	0.02		2.01	0.02		3

89.21	89.23	39.65	39.90		1,706,195,528	0.07		1.06	0.07		13
64.16	64.06	26.91	26.70	(i)	988,131,953	0.07		0.91	0.07		7

66.03	66.01	29.07	29.03	(i)	427,573,386	0.09		0.84	0.09		6

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	233

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income

JPMorgan Carbon Transition U.S. Equity ETF
December 9, 2020 (f) through April 30, 2021 (Unaudited)	$49.29	$0.27	$6.80		$7.07	$(0.17)

JPMorgan Diversified Return Emerging Markets Equity ETF
Six Months Ended April 30, 2021 (Unaudited)	46.47	0.56	11.40		11.96	(0.44)
Year Ended October 31, 2020	54.43	1.46	(7.48)		(6.02)	(1.94)
Year Ended October 31, 2019	50.91	2.07	2.97		5.04	(1.52)
Year Ended October 31, 2018	57.15	1.59	(5.37)		(3.78)	(2.46)
Year Ended October 31, 2017	48.68	1.50	7.56		9.06	(0.59)
Year Ended October 31, 2016	45.23	1.04	3.72		4.76	(1.31)

JPMorgan Diversified Return International Equity ETF
Six Months Ended April 30, 2021 (Unaudited)	49.84	0.71	12.16		12.87	(0.56)
Year Ended October 31, 2020	55.06	1.35	(5.01)		(3.66)	(1.56)
Year Ended October 31, 2019	53.10	1.77	1.90		3.67	(1.71)
Year Ended October 31, 2018	59.18	1.51	(5.29)		(3.78)	(2.30)
Year Ended October 31, 2017	50.00	1.43	8.57		10.00	(0.82)
Year Ended October 31, 2016	51.17	1.28	(1.37	)(i)	(0.09)	(1.08)

JPMorgan Diversified Return U.S. Equity ETF
Six Months Ended April 30, 2021 (Unaudited)	73.52	0.82	21.42		22.24	(0.78)
Year Ended October 31, 2020	76.44	1.65	(2.82)		(1.17)	(1.75)
Year Ended October 31, 2019	69.92	1.66	6.34		8.00	(1.48)
Year Ended October 31, 2018	68.52	1.39	1.88		3.27	(1.87)
Year Ended October 31, 2017	57.06	1.17	10.75		11.92	(0.46)
Year Ended October 31, 2016	54.13	1.10	2.09	(i)	3.19	(0.26)

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Six Months Ended April 30, 2021 (Unaudited)	64.77	0.59	21.83		22.42	(0.61)
Year Ended October 31, 2020	67.13	1.18	(2.38)		(1.20)	(1.16)
Year Ended October 31, 2019	62.24	1.18	4.78		5.96	(1.07)
Year Ended October 31, 2018	62.06	1.06	0.59		1.65	(1.47)
Year Ended October 31, 2017	51.65	0.89	10.02		10.91	(0.50)
May 11, 2016 (f) through October 31, 2016	50.00	0.42	1.23		1.65	—

JPMorgan Diversified Return U.S. Small Cap Equity ETF
Six Months Ended April 30, 2021 (Unaudited)	28.87	0.21	14.16		14.37	(0.27)
Year Ended October 31, 2020	30.84	0.44	(2.01)		(1.57)	(0.40)
Year Ended October 31, 2019	29.58	0.42	1.22		1.64	(0.38)
Year Ended October 31, 2018	28.95	0.33	0.73		1.06	(0.43)
November 15, 2016 (f) through October 31, 2017	25.00	0.28	3.71		3.99	(0.04)

JPMorgan Emerging Markets Equity Core ETF
March 10, 2021 (f) through April 30, 2021 (Unaudited)	48.00	0.10	1.32		1.42	—

(a)	Annualized for periods less than one year, unless otherwise indicated.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)

Prior to December 9, 2019, market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the fund. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)	Commencement of operations.
(g)

Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(h)

Prior to November 1, 2019, the Fund may have waived fees if expenses exceeded the expense cap. On November 1, 2019, the Fund adopted a unitary fee structure where a management fee is accrued by the fund based on prior day net assets and other expenses are paid by the Advisor.

(i)

Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

(j)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

		Ratios/Supplemental data
						Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)		Net assets, end of period	Net expenses		Net investment income (loss)	Expenses without waivers and reimbursements		Portfolio turnover rate (c)

$56.19	$56.17	14.38%	14.34	%(g)	$25,283,691	0.15%		1.30%	0.15%		11%

57.99	57.66	25.81	25.80		191,364,085	0.44		2.02	0.44		16
46.47	46.21	(11.20)	(11.80)		213,760,142	0.44		2.97	0.44		26
54.43	54.50	10.00	10.31		353,795,416	0.45		3.87	0.87	(h)	51
50.91	50.83	(6.93)	(7.43)		213,804,252	0.45		2.80	0.96	(h)	53
57.15	57.36	18.95	18.65		165,741,046	0.45		2.85	1.06	(h)	60
48.68	48.98	11.02	11.63		43,809,461	0.45		2.33	1.91	(h)	44

62.15	62.05	25.92	25.66		870,111,009	0.37		2.42	0.37		22
49.84	49.86	(6.72)	(6.62)		867,200,124	0.37		2.61	0.37		23
55.06	55.02	7.05	7.23		1,282,867,303	0.38		3.27	0.41	(h)	25
53.10	52.98	(6.72)	(7.22)		1,444,332,261	0.40		2.57	0.44	(h)	28
59.18	59.36	20.35	20.30		1,159,887,006	0.43		2.63	0.51	(h)	29
50.00	50.17	(0.15)	0.41		470,042,716	0.43		2.56	0.75	(h)	27

94.98	95.01	30.38	30.45		674,391,548	0.18		1.91	0.18		22
73.52	73.50	(1.40)	(1.44)		536,709,641	0.18		2.26	0.18		21
76.44	76.45	11.65	11.65		802,625,997	0.19		2.27	0.37	(h)	24
69.92	69.93	4.74	4.70		559,362,329	0.19		1.95	0.41	(h)	32
68.52	68.55	20.99	21.02		356,298,771	0.21		1.83	0.47	(h)	27
57.06	57.08	5.92	5.90		125,538,258	0.29		1.95	0.90	(h)	22

86.58	86.62	34.74	34.90		242,432,252	0.24		1.54	0.24		21
64.77	64.72	(1.66)	(1.79)		220,207,846	0.24		1.86	0.24		28
67.13	67.17	9.73	9.78		187,973,791	0.24		1.82	0.43	(h)	25
62.24	62.25	2.59	2.57		112,028,180	0.24		1.64	0.50	(h)	35
62.06	62.08	21.25	21.31		62,063,250	0.26		1.54	0.62	(h)	31
51.65	51.64	3.30	3.28	(g)	36,153,888	0.34	(j)	1.69	1.02	(h)(j)	15

42.97	42.95	49.93	49.50		169,746,636	0.29		1.09	0.29		21
28.87	28.94	(4.99)	(4.85)		148,672,825	0.29		1.54	0.29		30
30.84	30.87	5.64	5.75		140,343,327	0.29		1.40	0.54	(h)	43
29.58	29.58	3.61	3.43		96,135,254	0.29		1.08	0.61	(h)	30
28.95	29.00	15.96	16.16	(g)	55,011,105	0.31	(j)	1.08	0.97	(h)(j)	24

49.42	49.55	2.96	3.23	(g)	98,830,934	0.27		1.40	0.32		8

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	235

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income

JPMorgan International Growth ETF
Six Months Ended April 30, 2021 (Unaudited)	$62.98	$0.19	$12.12	$12.31	$(0.03)
May 20, 2020 (f) through October 31, 2020	51.83	0.05	11.10	11.15	—

JPMorgan U.S. Dividend ETF
Six Months Ended April 30, 2021 (Unaudited)	23.31	0.43	9.12	9.55	(0.72)
Year Ended October 31, 2020	27.09	0.91	(3.79)	(2.88)	(0.90)
Year Ended October 31, 2019	24.92	0.93	2.11	3.04	(0.87)
November 8, 2017 (f) through October 31, 2018	25.00	0.96	(0.17)	0.79	(0.87)

JPMorgan U.S. Minimum Volatility ETF
Six Months Ended April 30, 2021 (Unaudited)	29.06	0.28	5.92	6.20	(0.48)
Year Ended October 31, 2020	30.21	0.67	(1.10)	(0.43)	(0.72)
Year Ended October 31, 2019	26.14	0.64	3.95	4.59	(0.52)
November 8, 2017 (f) through October 31, 2018	25.00	0.59	1.08	1.67	(0.53)

JPMorgan U.S. Momentum Factor ETF
Six Months Ended April 30, 2021 (Unaudited)	33.68	0.17	7.86	8.03	(0.17)
Year Ended October 31, 2020	29.04	0.35	4.63	4.98	(0.34)
Year Ended October 31, 2019	25.98	0.37	2.99	3.36	(0.30)
November 8, 2017 (f) through October 31, 2018	25.00	0.35	0.95	1.30	(0.32)

JPMorgan U.S. Quality Factor ETF
Six Months Ended April 30, 2021 (Unaudited)	31.53	0.31	7.89	8.20	(0.34)
Year Ended October 31, 2020	29.74	0.56	1.70	2.26	(0.47)
Year Ended October 31, 2019	26.56	0.58	3.11	3.69	(0.51)
November 8, 2017 (f) through October 31, 2018	25.00	0.52	1.52	2.04	(0.48)

JPMorgan U.S. Value Factor ETF
Six Months Ended April 30, 2021 (Unaudited)	24.99	0.30	10.60	10.90	(0.26)
Year Ended October 31, 2020	27.29	0.77	(2.29)	(1.52)	(0.78)
Year Ended October 31, 2019	25.21	0.75	1.97	2.72	(0.64)
November 8, 2017 (f) through October 31, 2018	25.00	0.64	0.16	0.80	(0.59)

(a)	Annualized for periods less than one year, unless otherwise indicated.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)

Prior to December 9, 2019, market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the fund. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)	Commencement of operations.
(g)

Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(h)

Prior to November 1, 2019, the Fund may have waived fees if expenses exceeded the expense cap. On November 1, 2019, the Fund adopted a unitary fee structure where a management fee is accrued by the fund based on prior day net assets and other expenses are paid by the Advisor.

(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.

SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

		Ratios/Supplemental data
						Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)		Net assets, end of period	Net expenses		Net investment income (loss)	Expenses without waivers and reimbursements		Portfolio turnover rate (c)

$75.26	$75.12	19.55%	19.06%		$63,974,164	0.55%		0.52%	0.55%		24%
62.98	63.12	21.51	21.78	(g)	37,787,658	0.55		0.16	0.55		12

32.14	32.11	41.57	41.75		28,922,801	0.12		3.10	0.12		23
23.31	23.26	(10.50)	(10.72)		34,965,403	0.12		3.78	0.12		26
27.09	27.10	12.57	12.69		40,631,525	0.12		3.59	0.63	(h)	20
24.92	24.90	3.08	2.99	(g)	27,411,126	0.12	(i)	3.81	0.76	(h)(i)	24

34.78	34.78	21.52	21.90		19,126,834	0.12		1.77	0.12		14
29.06	28.97	(1.32)	(1.69)		37,773,538	0.12		2.29	0.12		23
30.21	30.23	17.82	17.90		107,244,658	0.12		2.22	0.54	(h)	15
26.14	26.14	6.69	6.69	(g)	27,445,770	0.12	(i)	2.33	0.76	(h)(i)	17

41.54	41.60	23.87	23.83		176,545,086	0.12		0.86	0.12		22
33.68	33.74	17.33	17.50		134,743,086	0.12		1.11	0.12		39
29.04	29.05	13.06	13.06		56,620,589	0.12		1.35	0.55	(h)	52
25.98	25.99	5.17	5.21	(g)	28,575,370	0.12	(i)	1.32	0.74	(h)(i)	44

39.39	39.41	26.12	26.14		334,787,291	0.12		1.72	0.12		11
31.53	31.54	7.72	7.68		384,671,209	0.12		1.81	0.12		20
29.74	29.76	14.10	14.18		107,067,872	0.12		2.05	0.50	(h)	21
26.56	26.56	8.15	8.15	(g)	29,215,267	0.12	(i)	2.01	0.74	(h)(i)	22

35.63	35.61	43.84	44.27		741,033,859	0.12		1.80	0.12		23
24.99	24.90	(5.39)	(5.76)		62,468,155	0.12		2.99	0.12		25
27.29	27.30	11.01	11.05		66,849,642	0.12		2.90	0.52	(h)	22
25.21	25.21	3.12	3.12	(g)	28,986,509	0.12	(i)	2.52	0.75	(h)(i)	26

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	237

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2021 (Unaudited)

1. Organization

J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 21 separate funds of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report:

Diversification Classification
JPMorgan BetaBuilders Canada ETF	Diversified
JPMorgan BetaBuilders Developed Asia ex-Japan ETF	Diversified
JPMorgan BetaBuilders Europe ETF	Diversified
JPMorgan BetaBuilders International Equity ETF(1)	Diversified
JPMorgan BetaBuilders Japan ETF	Diversified
JPMorgan BetaBuilders U.S. Equity ETF	Diversified
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF(2)	Diversified
JPMorgan BetaBuilders U.S. Small Cap Equity ETF(3)	Diversified
JPMorgan Carbon Transition U.S. Equity ETF(4)	Diversified
JPMorgan Diversified Return Emerging Markets Equity ETF	Diversified
JPMorgan Diversified Return International Equity ETF	Diversified
JPMorgan Diversified Return U.S. Equity ETF	Diversified
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	Diversified
JPMorgan Diversified Return U.S. Small Cap Equity ETF	Diversified
JPMorgan Emerging Markets Equity Core ETF(5)	Diversified
JPMorgan International Growth ETF(6)	Diversified
JPMorgan U.S. Dividend ETF	Diversified
JPMorgan U.S. Minimum Volatility ETF	Diversified
JPMorgan U.S. Momentum Factor ETF	Diversified
JPMorgan U.S. Quality Factor ETF	Diversified
JPMorgan U.S. Value Factor ETF	Diversified

(1)	Commenced operations on December 3, 2019.
(2)	Commenced operations on April 14, 2020.
(3)	Commenced operations on November 16, 2020.
(4)	Commenced operations on December 9, 2020.
(5)	Commenced operations on March 10, 2021.
(6)	Commenced operations on May 20, 2020.

The investment objective of JPMorgan BetaBuilders Canada ETF (“BetaBuilders Canada ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Canada Target Market Exposure IndexSM.

The investment objective of JPMorgan BetaBuilders Developed Asia ex-Japan ETF (“BetaBuilders Developed Asia ex-Japan ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Asia ex-Japan Target Market Exposure IndexSM.

The investment objective of JPMorgan BetaBuilders Europe ETF (“BetaBuilders Europe ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Europe Target Market Exposure IndexSM.

The investment objective of JPMorgan BetaBuilders International Equity ETF (“BetaBuilders International Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM.

The investment objective of JPMorgan BetaBuilders Japan ETF (“BetaBuilders Japan ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Japan Target Market Exposure IndexSM.

The investment objective of JPMorgan BetaBuilders U.S. Equity ETF (“BetaBuilders U.S. Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Target Market Exposure IndexSM.

The investment objective of JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (“BetaBuilders U.S. Mid Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Mid Cap Target Market Exposure Extended IndexSM.

The investment objective of JPMorgan BetaBuilders U.S. Small Cap Equity ETF (“BetaBuilders U.S. Small Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Small Cap Target Market Exposure Extended IndexSM.

238	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

The investment objective of JPMorgan Carbon Transition U.S. Equity ETF (“Carbon Transition U.S. Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JPMorgan Asset Management Carbon Transition U.S. Equity Index.

The investment objective of JPMorgan Diversified Return Emerging Markets Equity ETF (“Emerging Markets Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Emerging Markets Equity Index.

The investment objective of JPMorgan Diversified Return International Equity ETF (“International Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor International Equity Index.

The investment objective of JPMorgan Diversified Return U.S. Equity ETF (“U.S. Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Equity Index.

The investment objective of JPMorgan Diversified Return U.S. Mid Cap Equity ETF (“U.S. Mid Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Mid Cap Equity Index.

The investment objective of JPMorgan Diversified Return U.S. Small Cap Equity ETF (“U.S. Small Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Small Cap Equity Index.

The investment objective of JPMorgan Emerging Markets Equity Core ETF (“Emerging Markets Equity Core ETF”) and JPMorgan International Growth ETF (“International Growth ETF”) is to seek long-term capital appreciation.

The investment objective of JPMorgan U.S. Dividend ETF (“U.S. Dividend ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Dividend Index.

The investment objective of JPMorgan U.S. Minimum Volatility ETF (“U.S. Minimum Volatility ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Minimum Volatility Index.

The investment objective of JPMorgan U.S. Momentum Factor ETF (“U.S. Momentum Factor ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Momentum Factor Index.

The investment objective of JPMorgan U.S. Quality Factor ETF (“U.S. Quality Factor ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Quality Factor Index.

The investment objective of JPMorgan U.S. Value Factor ETF (“U.S. Value Factor ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Value Factor Index.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

Shares of each Fund are listed and traded at market price on an exchange as follows:

Listing Exchange
BetaBuilders Canada ETF	Cboe BZX Exchange, Inc.
BetaBuilders Developed Asia ex-Japan ETF	Cboe BZX Exchange, Inc.
BetaBuilders Europe ETF	Cboe BZX Exchange, Inc.
BetaBuilders International Equity ETF	Cboe BZX Exchange, Inc.
BetaBuilders Japan ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Equity ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Mid Cap Equity ETF	NYSE Arca, Inc.
BetaBuilders U.S. Small Cap Equity ETF	NYSE Arca, Inc.
Carbon Transition U.S. Equity ETF	NYSE Arca, Inc.
Emerging Markets Equity ETF	NYSE Arca, Inc.
International Equity ETF	NYSE Arca, Inc.
U.S. Equity ETF	NYSE Arca, Inc.
U.S. Mid Cap Equity ETF	NYSE Arca, Inc.
U.S. Small Cap Equity ETF	NYSE Arca, Inc.
Emerging Markets Equity Core ETF	Cboe BZX Exchange, Inc.
International Growth ETF	NYSE Arca, Inc.
U.S. Dividend ETF	NYSE Arca, Inc.
U.S. Minimum Volatility ETF	NYSE Arca, Inc.
U.S. Momentum Factor ETF	NYSE Arca, Inc.
U.S. Quality Factor ETF	NYSE Arca, Inc.
U.S. Value Factor ETF	NYSE Arca, Inc.

Market prices for the Funds’ shares may be different from their net asset value (“NAV”).

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	239

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

Effective April 12, 2021, BetaBuilders Canada ETF, BetaBuilders Developed Asia-ex Japan ETF, BetaBuilders Europe ETF and BetaBuilders Japan ETF each underwent a 1:2 reverse stock split which resulted in a decrease to each Fund’s shares outstanding and an increase to each Fund’s NAV per share. There was no change to the net assets of each Fund or the value of a shareholder’s investment as a result of this reverse stock split, except to the extent that shareholders held quantities of shares that were not an exact multiple of the reverse split ratio as described below.

The historical share transactions presented in the Statements of Changes in Net Assets and the per share data presented in the Financial Highlights have been adjusted accordingly to give effect to the reverse stock splits.

For shareholders who held quantities of shares that were not an exact multiple of the reverse split ratio (for example, not a multiple of two for a 1:2 reverse split), the reverse split resulted in the creation of a fractional share. Post-split fractional shares were redeemed for cash and sent to the broker of record.

The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units” as shown in the table below:

Shares per Creation Unit
BetaBuilders Canada ETF	50,000
BetaBuilders Developed Asia ex-Japan ETF	100,000
BetaBuilders Europe ETF	100,000
BetaBuilders International Equity ETF	200,000
BetaBuilders Japan ETF	200,000
BetaBuilders U.S. Equity ETF	50,000
BetaBuilders U.S. Mid Cap Equity ETF	25,000
BetaBuilders U.S. Small Cap Equity ETF	25,000
Carbon Transition U.S. Equity ETF	50,000
Emerging Markets Equity ETF	100,000
International Equity ETF	100,000
U.S. Equity ETF	100,000
U.S. Mid Cap Equity ETF	100,000
U.S. Small Cap Equity ETF	50,000
Emerging Markets Equity Core ETF	100,000
International Growth ETF	25,000
U.S. Dividend ETF	50,000
U.S. Minimum Volatility ETF	50,000
U.S. Momentum Factor ETF	50,000
U.S. Quality Factor ETF	50,000
U.S. Value Factor ETF	50,000

Prior to April 12, 2021, the Shares per Creation Unit amounts for BetaBuilders Canada ETF, BetaBuilders Developed Asia-ex Japan ETF, BetaBuilders Europe ETF and BetaBuilders Japan ETF were 100,000, 200,000, 200,000 and 400,000, respectively. These amounts were reduced in connection with the reverse stock split mentioned above.

Creation Units are issued and redeemed principally in-kind for a basket of securities. A cash amount may be substituted if a Fund has sizeable exposure to market or sponsor restricted securities. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

240	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

BetaBuilders Canada ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,704,345,923	$—	$—	$5,704,345,923

Appreciation in Other Financial Instruments
Futures Contracts (a)	$399,930	$—	$—	$399,930

(a)	Please refer to the SOI for specifics of portfolio holdings.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	241

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

BetaBuilders Developed Asia ex-Japan ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$2,282,553,399	$—	$2,282,553,399
Cambodia	—	4,557,769	—	4,557,769
China	—	76,997,054	—	76,997,054
Hong Kong	6,197,097	905,600,779	—	911,797,876
Macau	—	70,466,464	—	70,466,464
New Zealand	—	98,415,899	—	98,415,899
Singapore	—	373,790,813	—	373,790,813
United Kingdom	—	41,940,297	—	41,940,297
United States	—	27,825,146	—	27,825,146

Total Common Stocks	6,197,097	3,882,147,620	—	3,888,344,717

Short-Term Investments
Investment of Cash Collateral from Securities Loaned	30,636,087	—	—	30,636,087

Total Investments in Securities	$36,833,184	$3,882,147,620	$—	$3,918,980,804

Appreciation in Other Financial Instruments
Futures Contracts	$283,992	$—	$—	$283,992

BetaBuilders Europe ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$113,257,946	$—		$113,257,946
Austria	1,198,106	23,623,993	—		24,822,099
Belgium	2,117,378	94,451,763	—		96,569,141
Brazil	—	5,102,082	—		5,102,082
Chile	—	5,059,059	—		5,059,059
China	—	26,142,141	—		26,142,141
Colombia	—	2,277,268	—		2,277,268
Denmark	24,046,487	211,197,670	—		235,244,157
Finland	5,592,116	128,351,693	—		133,943,809
France	—	1,035,304,416	—		1,035,304,416
Germany	—	838,361,855	—		838,361,855
Ireland	—	65,574,462	—		65,574,462
Italy	—	211,395,913	—		211,395,913
Jordan	—	3,079,899	—		3,079,899
Luxembourg	—	19,659,585	—		19,659,585
Mexico	—	1,190,203	—		1,190,203
Netherlands	1,082,114	471,958,299	—		473,040,413
Norway	2,521,148	60,679,781	—		63,200,929
Portugal	11,349,650	2,987,781	—		14,337,431
Russia	—	6,009,430	—		6,009,430
South Africa	—	32,955,882	—		32,955,882
South Korea	—	14,169,960	—		14,169,960
Spain	3,319,943	246,707,093	—		250,027,036
Sweden	6,669,492	359,777,436	—		366,446,928
Switzerland	4,730,030	882,796,476	—		887,526,506
United Arab Emirates	—	—	—	(a)	—	(a)
United Kingdom	11,513,603	1,184,425,519	—		1,195,939,122

242	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

BetaBuilders Europe ETF (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
United States	$—	$49,314,826	$—		$49,314,826

Total Common Stocks	74,140,067	6,095,812,431	—	(a)	6,169,952,498

Rights	—	53,913	—		53,913
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	281,876,988	—	—		281,876,988

Total Investments in Securities	$356,017,055	$6,095,866,344	$—(a)		$6,451,883,399

Appreciation in Other Financial Instruments
Futures Contracts	$1,105,813	$—	$—		$1,105,813

(a)	Value is zero.

BetaBuilders International Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$271,969,173	$—		$271,969,173
Austria	425,931	8,044,029	—		8,469,960
Belgium	719,631	32,209,374	—		32,929,005
Brazil	—	1,733,556	—		1,733,556
Cambodia	—	468,176	—		468,176
Chile	—	1,721,189	—		1,721,189
China	—	16,778,844	—		16,778,844
Colombia	—	774,567	—		774,567
Denmark	8,196,328	72,027,797	—		80,224,125
Finland	1,899,526	43,767,533	—		45,667,059
France	—	353,074,509	—		353,074,509
Germany	—	285,882,645	—		285,882,645
Hong Kong	635,234	92,593,340	—		93,228,574
Ireland	—	22,357,448	—		22,357,448
Israel	—	13,114,988	—		13,114,988
Italy	—	72,099,670	—		72,099,670
Japan	2,565,047	865,330,263	—		867,895,310
Jordan	—	1,048,010	—		1,048,010
Luxembourg	—	6,700,600	—		6,700,600
Macau	—	7,205,888	—		7,205,888
Mexico	—	405,676	—		405,676
Netherlands	366,742	160,908,850	—		161,275,592
New Zealand	—	10,066,436	—		10,066,436
Norway	854,531	20,708,583	—		21,563,114
Portugal	3,875,460	1,014,501	—		4,889,961
Russia	—	2,050,663	—		2,050,663
Singapore	—	38,244,191	—		38,244,191
South Africa	—	11,237,351	—		11,237,351
South Korea	—	4,830,773	—		4,830,773
Spain	1,127,140	84,134,770	—		85,261,910
Sweden	2,286,569	122,618,839	—		124,905,408
Switzerland	1,854,914	301,319,611	—		303,174,525
United Arab Emirates	—	—	—	(a)	—	(a)
United Kingdom	3,926,488	408,168,539	—		412,095,027
United States	—	19,659,377	—		19,659,377

Total Common Stocks	28,733,541	3,354,269,759	—	(a)	3,383,003,300

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	243

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

BetaBuilders International Equity ETF (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Rights	$—	$18,922	$—		$18,922
Short-Term Investments
Investment Companies	4,298,421	—	—		4,298,421
Investment of Cash Collateral from Securities Loaned	97,963,734	—	—		97,963,734

Total Short-Term Investments	102,262,155	—	—		102,262,155

Total Investments in Securities	$130,995,696	$3,354,288,681	$—	(a)	$3,485,284,377

Appreciation in Other Financial Instruments
Futures Contracts	$525,810	$—	$—		$525,810

(a)	Value is zero.

BetaBuilders Japan ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Air Freight & Logistics	$—	$39,587,050	$—	$39,587,050
Airlines	—	12,348,231	—	12,348,231
Auto Components	—	220,547,009	—	220,547,009
Automobiles	—	556,010,081	—	556,010,081
Banks	—	380,919,182	—	380,919,182
Beverages	—	78,729,805	—	78,729,805
Biotechnology	—	7,657,371	—	7,657,371
Building Products	—	156,364,596	—	156,364,596
Capital Markets	—	79,453,668	—	79,453,668
Chemicals	—	383,983,715	—	383,983,715
Commercial Services & Supplies	—	64,663,184	—	64,663,184
Construction & Engineering	—	58,990,296	—	58,990,296
Construction Materials	—	5,824,765	—	5,824,765
Consumer Finance	—	10,746,622	—	10,746,622
Containers & Packaging	—	3,429,368	—	3,429,368
Diversified Consumer Services	—	3,265,904	—	3,265,904
Diversified Financial Services	—	52,224,115	—	52,224,115
Diversified Telecommunication Services	—	59,247,760	—	59,247,760
Electric Utilities	—	57,939,972	—	57,939,972
Electrical Equipment	—	192,675,781	—	192,675,781
Electronic Equipment, Instruments & Components	—	513,436,368	—	513,436,368
Entertainment	—	184,859,362	—	184,859,362
Equity Real Estate Investment Trusts (REITs)	13,296,206	118,972,061	—	132,268,267
Food & Staples Retailing	5,862,741	140,791,137	—	146,653,878
Food Products	5,041,976	121,506,060	—	126,548,036
Gas Utilities	—	39,061,313	—	39,061,313
Health Care Equipment & Supplies	—	216,871,388	—	216,871,388
Health Care Providers & Services	—	19,214,049	—	19,214,049
Health Care Technology	—	53,944,490	—	53,944,490
Hotels, Restaurants & Leisure	—	63,943,328	—	63,943,328
Household Durables	—	359,936,824	—	359,936,824
Household Products	—	49,055,777	—	49,055,777
Independent Power and Renewable Electricity Producers	—	5,085,360	—	5,085,360
Industrial Conglomerates	—	39,103,586	—	39,103,586
Insurance	—	192,578,689	—	192,578,689

244	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

BetaBuilders Japan ETF (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Interactive Media & Services	$—	$28,787,256	$—	$28,787,256
Internet & Direct Marketing Retail	—	33,884,801	—	33,884,801
IT Services	—	188,730,287	—	188,730,287
Leisure Products	—	86,301,588	—	86,301,588
Machinery	—	459,747,136	—	459,747,136
Marine	—	21,048,784	—	21,048,784
Media	—	41,918,592	—	41,918,592
Metals & Mining	—	81,406,435	—	81,406,435
Multiline Retail	—	57,612,261	—	57,612,261
Oil, Gas & Consumable Fuels	—	49,596,623	—	49,596,623
Paper & Forest Products	—	11,679,524	—	11,679,524
Personal Products	—	132,177,057	—	132,177,057
Pharmaceuticals	—	456,632,747	—	456,632,747
Professional Services	—	159,907,173	—	159,907,173
Real Estate Management & Development	—	189,026,267	—	189,026,267
Road & Rail	—	256,571,294	—	256,571,294
Semiconductors & Semiconductor Equipment	—	256,280,813	—	256,280,813
Software	—	17,918,657	—	17,918,657
Specialty Retail	—	162,964,742	—	162,964,742
Technology Hardware, Storage & Peripherals	—	127,491,115	—	127,491,115
Textiles, Apparel & Luxury Goods	—	5,510,567	—	5,510,567
Tobacco	—	37,663,654	—	37,663,654
Trading Companies & Distributors	—	304,784,884	—	304,784,884
Transportation Infrastructure	—	15,211,184	—	15,211,184
Wireless Telecommunication Services	—	399,036,784	—	399,036,784

Total Common Stocks	24,200,923	8,124,858,492	—	8,149,059,415

Short-Term Investments
Investment of Cash Collateral from Securities Loaned	8,342,532	—	—	8,342,532

Total Investments in Securities	$32,543,455	$8,124,858,492	$—	$8,157,401,947

Depreciation in Other Financial Instruments
Futures Contracts	$(2,598,270)	$—	$—	$(2,598,270)

BetaBuilders U.S. Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$505,110,136	$—	$—	$505,110,136

Appreciation in Other Financial Instruments
Futures Contracts (a)	$98,456	$—	$—	$98,456

(a)	Please refer to the SOI for specifics of portfolio holdings.

BetaBuilders U.S. Mid Cap Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,739,332,716	$—	$—	$1,739,332,716

Appreciation in Other Financial Instruments
Futures Contracts (a)	$146,438	$—	$—	$146,438

(a)	Please refer to the SOI for specifics of portfolio holdings.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	245

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

BetaBuilders U.S. Small Cap Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$433,519,803	$—	$—	$433,519,803

Appreciation in Other Financial Instruments
Futures Contracts (a)	$40,946	$—	$—	$40,946

(a)	Please refer to the SOI for specifics of portfolio holdings.

Carbon Transition U.S. Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$25,261,950	$—	$—	$25,261,950

Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,398	$—	$—	$1,398

(a)	Please refer to the SOI for specifics of portfolio holdings.

Emerging Markets Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Bahrain	$—	$217,597	$—	$217,597
Brazil	21,335,020	—	—	21,335,020
Chile	2,995,787	—	—	2,995,787
China	1,370,545	47,161,328	180,506	48,712,379
Colombia	573,046	—	—	573,046
Czech Republic	98,393	121,170	—	219,563
Egypt	—	444,548	—	444,548
Greece	—	2,014,316	—	2,014,316
Hong Kong	—	725,835	—	725,835
Hungary	—	1,316,727	—	1,316,727
India	—	17,323,633	—	17,323,633
Indonesia	—	6,399,110	—	6,399,110
Kuwait	260,075	2,591,311	—	2,851,386
Malaysia	513,319	4,668,357	—	5,181,676
Mexico	9,483,845	—	—	9,483,845
Pakistan	—	83,138	—	83,138
Philippines	469,340	776,407	—	1,245,747
Qatar	1,462,002	1,637,053	—	3,099,055
Russia	10,883,018	—	—	10,883,018
Saudi Arabia	1,421,164	5,042,709	—	6,463,873
South Africa	3,890,272	8,712,067	—	12,602,339
Taiwan	640,819	22,837,687	—	23,478,506
Thailand	3,921,381	2,060,294	—	5,981,675
Turkey	2,864,807	1,429,097	—	4,293,904
United Arab Emirates	846,877	1,853,785	—	2,700,662
United States	668,258	—	—	668,258

Total Common Stocks	63,697,968	127,416,169	180,506	191,294,643

246	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

Emerging Markets Equity ETF (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Rights	$—	$—	$—	(a)	$—	(a)
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	249,000	—	—		249,000

Total Investments in Securities	$63,946,968	$127,416,169	$180,506		$191,543,643

(a)	Value is zero.

There were no significant transfers into or out of level 3 for the six months ended April 30, 2021.

International Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$85,135,469	$2,468,360	$87,603,829
Austria	—	1,122,534	—	1,122,534
Belgium	1,880,921	3,650,775	—	5,531,696
Brazil	—	2,603,620	—	2,603,620
Cambodia	—	442,523	—	442,523
Chile	—	3,647,327	—	3,647,327
China	—	11,176,535	—	11,176,535
Denmark	—	7,744,739	—	7,744,739
Finland	524,217	18,520,466	—	19,044,683
France	—	32,898,058	—	32,898,058
Germany	—	27,212,476	—	27,212,476
Hong Kong	—	35,746,369	—	35,746,369
Indonesia	—	991,405	—	991,405
Ireland	—	4,401,793	—	4,401,793
Italy	—	13,269,036	—	13,269,036
Japan	4,060,404	240,246,536	—	244,306,940
Jordan	—	2,956,257	—	2,956,257
Luxembourg	—	1,298,918	—	1,298,918
Netherlands	—	22,919,083	—	22,919,083
New Zealand	—	7,800,240	—	7,800,240
Norway	—	7,842,843	—	7,842,843
Portugal	4,539,101	246,405	—	4,785,506
Russia	—	4,220,795	—	4,220,795
Singapore	—	18,701,934	—	18,701,934
South Africa	—	1,952,626	—	1,952,626
South Korea	—	73,722,382	—	73,722,382
Spain	—	13,922,978	—	13,922,978
Sweden	—	37,256,570	—	37,256,570
Switzerland	—	18,166,294	—	18,166,294
United Kingdom	4,057,702	139,985,660	—	144,043,362
United States	—	5,684,669	—	5,684,669

Total Common Stocks	15,062,345	845,487,315	2,468,360	863,018,020

Short-Term Investments
Investment of Cash Collateral from Securities Loaned	13,417,589	—	—	13,417,589

Total Investments in Securities	$28,479,934	$845,487,315	$2,468,360	$876,435,609

Appreciation in Other Financial Instruments
Futures Contracts	$202,916	$—	$—	$202,916

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	247

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

There were no significant transfers into or out of level 3 for the six months ended April 30, 2021.

U.S. Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$687,736,645	$—	$—	$687,736,645

Appreciation in Other Financial Instruments
Futures Contracts (a)	$41,054	$—	$—	$41,054

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Mid Cap Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$251,309,145	$—	$—	$251,309,145

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Small Cap Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$172,288	$—	$—	$172,288
Automobiles & Parts	1,226,862	—	—	1,226,862
Banks	9,354,088	—	—	9,354,088
Beverages	1,449,782	—	—	1,449,782
Chemicals	5,697,638	—	—	5,697,638
Construction & Materials	6,589,790	—	—	6,589,790
Consumer Services	972,270	—	—	972,270
Electricity	3,507,366	—	—	3,507,366
Electronic & Electrical Equipment	1,738,282	—	—	1,738,282
Finance & Credit Services	1,790,595	—	—	1,790,595
Food Producers	5,419,259	—	—	5,419,259
Gas, Water & Multi-utilities	5,443,031	—	—	5,443,031
General Industrials	1,873,289	—	—	1,873,289
Health Care Providers	5,477,247	—	—	5,477,247
Household Goods & Home Construction	3,266,419	—	—	3,266,419
Industrial Engineering	2,996,068	—	—	2,996,068
Industrial Materials	4,187,369	—	—	4,187,369
Industrial Metals & Mining	7,258,095	—	—	7,258,095
Industrial Support Services	4,202,332	—	—	4,202,332
Industrial Transportation	3,996,581	—	—	3,996,581
Investment Banking & Brokerage Services	4,080,111	—	—	4,080,111
Leisure Goods	3,529,389	—	—	3,529,389
Life Insurance	865,430	—	—	865,430
Media	228,506	—	—	228,506
Medical Equipment & Services	6,747,278	—	—	6,747,278
Mortgage Real Estate Investment Trusts	3,457,706	—	—	3,457,706
Non-life Insurance	2,841,647	—	—	2,841,647
Non-Renewable Energy	9,481,639	—	—	9,481,639
Personal Care, Drug & Grocery Stores	2,724,866	—	—	2,724,866
Personal Goods	1,502,818	—	—	1,502,818

248	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

U.S. Small Cap Equity ETF (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Pharmaceuticals, Biotechnology & Marijuana Producers	$6,716,881	$—	$56,432	$6,773,313
Precious Metals & Mining	1,230,260	—	—	1,230,260
Real Estate Investment & Services	1,389,595	—	—	1,389,595
Real Estate Investment Trusts	13,930,050	—	—	13,930,050
Renewable Energy	1,736,166	—	—	1,736,166
Retailers	5,187,297	—	—	5,187,297
Software & Computer Services	8,467,540	—	—	8,467,540
Technology Hardware & Equipment	11,095,982	—	—	11,095,982
Telecommunications Equipment	2,943,691	—	—	2,943,691
Telecommunications Service Providers	3,316,114	—	—	3,316,114
Tobacco	884,476	—	—	884,476
Travel & Leisure	268,393	—	—	268,393
Waste & Disposal Services	331,217	—	—	331,217

Total Common Stocks	169,575,703	—	56,432	169,632,135

Rights	—	—	6,379	6,379
Short-Term Investments
Investment Companies	98,178	—	—	98,178
Investment of Cash Collateral from Securities Loaned	19,758,314	—	—	19,758,314

Total Short-Term Investments	19,856,492	—	—	19,856,492

Total Investments in Securities	$189,432,195	$—	$62,811	$189,495,006

Appreciation in Other Financial Instruments
Futures	$87	$—	$—	$87

There were no significant transfers into or out of level 3 for the six months ended April 30, 2021.

Emerging Markets Equity Core ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$713,225	$—	$—	$713,225
Brazil	3,726,677	—	—	3,726,677
Canada	59,236	—	—	59,236
Chile	155,799	—	—	155,799
China	2,651,492	34,854,141	11,947	37,517,580
Egypt	—	97,871	—	97,871
Germany	24,397	—	—	24,397
Ghana	37,692	—	—	37,692
Greece	—	156,330	—	156,330
Hong Kong	—	2,348,640	—	2,348,640
Hungary	—	183,337	—	183,337
India	936,270	—	—	936,270
Indonesia	—	1,205,915	—	1,205,915
Ivory Coast	64,123	—	—	64,123
Kenya	177,612	—	—	177,612
Macau	—	109,784	—	109,784
Malaysia	—	295,980	—	295,980
Mexico	2,555,540	—	—	2,555,540
Norway	—	51,117	—	51,117
Panama	38,233	—	—	38,233
Peru	162,503	—	—	162,503
Philippines	—	146,438	—	146,438

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	249

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

Emerging Markets Equity Core ETF (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Poland	$242,559	$73,105	$—	$315,664
Portugal	212,554	—	—	212,554
Qatar	103,565	—	—	103,565
Russia	1,261,600	4,136,739	—	5,398,339
Saudi Arabia	371,892	876,407	—	1,248,299
Singapore	—	37,083	—	37,083
South Africa	777,733	1,655,989	—	2,433,722
South Korea	—	10,985,856	—	10,985,856
Taiwan	749,747	15,380,866	—	16,130,613
Tanzania, United Republic of	—	44,926	—	44,926
Thailand	517,039	496,648	—	1,013,687
Turkey	195,074	34,046	—	229,120
United Arab Emirates	—	176,317	—	176,317
United States	792,336	245,165	—	1,037,501

Total Common Stocks	16,526,898	73,592,700	11,947	90,131,545

Exchange-Traded Funds	8,165,728	—	—	8,165,728
Rights	—	833	—	833
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	58,611	—	—	58,611

Total Investments in Securities	$24,751,237	$73,593,533	$11,947	$98,356,717

International Growth ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$1,699,788	$—	$1,699,788
Brazil	625,040	—	—	625,040
Canada	2,282,141	—	—	2,282,141
China	1,853,091	6,113,590	—	7,966,681
Denmark	—	2,919,306	—	2,919,306
Finland	—	1,008,487	—	1,008,487
France	—	3,730,509	—	3,730,509
Germany	—	3,710,389	—	3,710,389
Hong Kong	—	3,748,928	—	3,748,928
India	786,925	—	—	786,925
Indonesia	—	928,451	—	928,451
Japan	—	6,913,038	—	6,913,038
Netherlands	434,378	4,406,223	—	4,840,601
Poland	605,303	—	—	605,303
South Korea	—	2,133,134	—	2,133,134
Spain	—	917,526	—	917,526
Sweden	—	2,053,378	—	2,053,378
Switzerland	—	4,318,103	—	4,318,103
Taiwan	4,335,933	—	—	4,335,933
United Kingdom	—	5,970,639	—	5,970,639
United States	1,530,432	—	—	1,530,432

Total Common Stocks	12,453,243	50,571,489	—	63,024,732

Total Investments in Securities	$12,453,243	$50,571,489	$—	$63,024,732

250	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

U.S. Dividend ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$28,929,850	$—	$—	$28,929,850

Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,381	$—	$—	$1,381

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Minimum Volatility ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$19,232,310	$—	$—	$19,232,310

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(170)	$—	$—	$(170)

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Momentum Factor ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$177,270,611	$—	$—	$177,270,611

Appreciation in Other Financial Instruments
Futures Contracts (a)	$6,176	$—	$—	$6,176

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Quality Factor ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$336,993,002	$—	$—	$336,993,002

Appreciation in Other Financial Instruments
Futures Contracts (a)	$46,980	$—	$—	$46,980

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Value Factor ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$752,980,287	$—	$—	$752,980,287

Appreciation in Other Financial Instruments
Futures Contracts (a)	$46,913	$—	$—	$46,913

(a)	Please refer to the SOI for specifics of portfolio holdings.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	251

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.

As of April 30, 2021, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of April 30, 2021.

	Investment Securities on Loan, at Value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
BetaBuilders Canada ETF	$457,124,346	$(457,124,346)	$—
BetaBuilders Developed Asia ex-Japan ETF	28,222,332	(28,222,332)	—
BetaBuilders Europe ETF	255,212,673	(255,212,673)	—
BetaBuilders International Equity ETF	85,745,968	(85,745,968)	—
BetaBuilders Japan ETF	7,899,542	(7,899,542)	—
BetaBuilders U.S. Equity ETF	163,728	(163,728)	—
BetaBuilders U.S. Mid Cap Equity ETF	32,625,500	(32,625,500)	—
BetaBuilders U.S. Small Cap Equity ETF	5,842,342	(5,842,342)	—
Emerging Markets Equity ETF	55,846	(55,846)	—
International Equity ETF	11,922,920	(11,922,920)	—
U.S. Equity ETF	13,557,278	(13,557,278)	—
U.S. Mid Cap Equity ETF	8,652,275	(8,652,275)	—
U.S. Small Cap Equity ETF	18,953,736	(18,953,736)	—
Emerging Markets Equity Core ETF	58,164	(58,164)	—
U.S. Minimum Volatility ETF	119,697	(119,697)	—
U.S. Momentum Factor ETF	803,494	(803,494)	—
U.S. Quality Factor ETF	2,397,758	(2,397,758)	—
U.S. Value Factor ETF	12,206,471	(12,206,471)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.

252	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

JPMIM voluntarily waived management fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.15% to 0.06%. For the six months ended April 30, 2021, JPMIM waived fees associated with the Funds’ investment in the JPMorgan U.S. Government Money Market Fund as follows:

BetaBuilders Canada ETF	$48,181
BetaBuilders Developed Asia ex-Japan ETF	1,102
BetaBuilders Europe ETF	5,030
BetaBuilders International Equity ETF	1,062
BetaBuilders Japan ETF	3,267
BetaBuilders U.S. Equity ETF	89
BetaBuilders U.S. Mid Cap Equity ETF	1,494
BetaBuilders U.S. Small Cap Equity ETF	153
Emerging Markets Equity ETF	58
International Equity ETF	864
U.S. Equity ETF	567
U.S. Mid Cap Equity ETF	580
U.S. Small Cap Equity ETF	1,093
U.S. Dividend ETF	50
U.S. Minimum Volatility ETF	36
U.S. Momentum Factor ETF	150
U.S. Quality Factor ETF	400
U.S. Value Factor ETF	245

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).

Carbon Transition U.S. Equity ETF and International Growth ETF and did not lend out any securities during the six months ended April 30, 2021. U.S. Dividend ETF did not have any securities out on loan at April 30, 2021.

D. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be an affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Funds. Reinvestment amounts are included in the purchase cost amounts in the tables below.

BetaBuilders Canada ETF

	For the six months ended April 30, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2021	Shares at April 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (a)(b)	$242,096,062	$1,247,125,000	$1,188,700,000	$—	$—	$300,521,062	300,491,013	$160,828	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	42,762,729	3,543,451,745	3,404,585,987	—	—	181,628,487	181,628,487	23,905	*	—

Total	$284,858,791	$4,790,576,745	$4,593,285,987	$—	$—	$482,149,549		$184,733		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	253

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

BetaBuilders Developed Asia ex-Japan ETF

	For the six months ended April 30, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2021	Shares at April 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (a)(b)	$5,987,503	$122,000,000	$101,000,000	$(497	)*	$497	$26,987,503	26,984,804	$10,728	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	2,214,888	67,643,278	66,209,582	—		—	3,648,584	3,648,584	527	*	—

Total	$8,202,391	$189,643,278	$167,209,582	$(497)		$497	$30,636,087		$11,255		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders Europe ETF

	For the six months ended April 30, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2021	Shares at April 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (a)(b)	$99,118,066	$352,000,000	$214,000,000	$(5,824	)*	$5,824	$237,118,066	237,094,357	$48,915	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	17,023,688	237,164,259	209,429,025	—		—	44,758,922	44,758,922	2,511	*	—

Total	$116,141,754	$589,164,259	$423,429,025	$(5,824)		$5,824	$281,876,988		$51,426		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders International Equity ETF

	For the six months ended April 30, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2021	Shares at April 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (a)(b)	$19,997,201	$141,000,000	$73,500,000	$(200	)*	$200	$87,497,201	87,488,453	$11,649	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	2,320,963	74,458,751	66,313,181	—		—	10,466,533	10,466,533	509	*	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a)(b)	5,136,138	44,643,644	45,481,361	—		—	4,298,421	4,298,421	647		—

Total	$27,454,302	$260,102,395	$185,294,542	$(200)		$200	$102,262,155		$12,805		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

254	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

(b)	The rate shown is the current yield as of April 30, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders Japan ETF

	For the six months ended April 30, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2021	Shares at April 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (a)(b)	$3,989,013	$199,000,000	$196,000,000	$(797	)*	$797	$6,989,013	6,988,314	$23,432	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	1,126,935	174,407,142	174,180,558	—		—	1,353,519	1,353,519	1,396	*	—

Total	$5,115,948	$373,407,142	$370,180,558	$(797)		$797	$8,342,532		$24,828		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders U.S. Equity ETF

	For the six months ended April 30, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2021	Shares at April 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Chase & Co. (a)	$2,470,706	$2,716,716	$320,530	$66,388		$1,418,919	$6,352,199	41,299	$56,550		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares (b)	149,910	—	149,910	(15	)*	15	—	—	61	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b)(c)	103,441	2,813,167	2,747,610	—		—	168,998	168,998	28	*	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (b)(c)	1,117,563	4,399,291	3,536,711	—		—	1,980,143	1,980,143	155		—

Total	$3,841,620	$9,929,174	$6,754,761	$66,373		$1,418,934	$8,501,340		$56,794		$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	255

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

BetaBuilders U.S. Mid Cap Equity ETF

	For the six months ended April 30, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2021	Shares at April 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (a)(b)	$—	$86,000,000	$56,500,000	$—	$—	$29,500,000	29,497,050	$7,337	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	12,084,091	68,967,336	76,854,228	—	—	4,197,199	4,197,199	692	*	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a)(b)	2,909,004	37,506,821	36,289,052	—	—	4,126,773	4,126,773	376		—

Total	$14,993,095	$192,474,157	$169,643,280	$—	$—	$37,823,972		$8,405		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders U.S. Small Cap Equity ETF

	For the period ended April 30, 2021
Security Description	Value at November 16, 2020 (a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2021	Shares at April 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b)(c)	$—	$10,086,748	$6,096,999	$—	$—	$3,989,749	3,989,749	$124		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b)(c)	—	13,602,377	7,494,157	—	—	6,108,220	6,108,220	208	*	—

Total	$—	$23,689,125	$13,591,156	$—	$—	$10,097,969		$332		$—

(a)	Commencement of operations was November 16, 2020.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Carbon Transition U.S. Equity ETF

	For the period ended April 30, 2021
Security Description	Value at December 9, 2020 (a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2021	Shares at April 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b)(c)	$—	$214,099	$177,882	$—	$—	$36,217	36,217	$4	$—

(a)	Commencement of operations was December 9, 2020.

256	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2021.

Emerging Markets Equity ETF

	For the six months ended April 30, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2021	Shares at April 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	$137,511	$3,373,967	$3,262,478	$—	$—	$249,000	249,000	$26	*	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

International Equity ETF

	For the six months ended April 30, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2021	Shares at April 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares (a)	$209,263	$24,846,126	$25,054,697	$(713)	$21	$—	—	$553		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (a)(b)	2,258,649	55,000,000	46,500,000	(252)*	252	10,758,649	10,757,573	4,485	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	1,193,251	48,778,716	47,313,027	—	—	2,658,940	2,658,940	365	*	$—

Total	$3,661,163	$128,624,842	$118,867,724	$(965)	$273	$13,417,589		$5,403		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	257

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

U.S. Equity ETF

	For the six months ended April 30, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2021	Shares at April 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (a)(b)	$5,006,400	$34,000,000	$27,800,000	$(701	)*	$701	$11,206,400	11,205,279	$2,798	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	1,333,596	30,094,672	28,642,052	—		—	2,786,216	2,786,216	203	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a)(b)	773,854	13,686,055	14,212,808	—		—	247,101	247,101	170		—

Total	$7,113,850	$77,780,727	$70,654,860	$(701)		$701	$14,239,717		$3,171		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Mid Cap Equity ETF

	For the six months ended April 30, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2021	Shares at April 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (a)(b)	$500	$23,200,000	$16,000,000	$—	$—	$7,200,500	7,199,780	$2,525	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	3,052,553	31,835,241	33,126,206	—	—	1,761,588	1,761,588	222	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a)(b)	147,665	6,287,421	6,307,216	—	—	127,870	127,870	56		—

Total	$3,200,718	$61,322,662	$55,433,422	$—	$—	$9,089,958		$2,803		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

258	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

U.S. Small Cap Equity ETF

	For the six months ended April 30, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2021	Shares at April 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (a)(b)	$15,997,497	$28,250,000	$26,900,000	$(2,800	)*	$2,800	$17,347,497	17,345,763	$12,584	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	2,483,386	36,476,866	36,549,435	—		—	2,410,817	2,410,817	458	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a)(b)	224,874	6,383,456	6,510,152	—		—	98,178	98,178	54		—

Total	$18,705,757	$71,110,322	$69,959,587	$(2,800)		$2,800	$19,856,492		$13,096		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Emerging Markets Equity Core ETF

	For the period ended April 30, 2021
Security Description	Value at March 10, 2021 (a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2021	Shares at April 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares (b)	$—	$1,774,049	$1,774,049	$—	$—	$—	—	$13	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b)(c)	—	62,798	4,187	—	—	58,611	58,611	—	—

Total	$—	$1,836,847	$1,778,236	$—	$—	$58,611		$13	$—

(a)	Commencement of operations was March 10, 2021.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2021.

International Growth ETF

	For the six months ended April 30, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2021	Shares at April 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	$469,916	$7	$469,923	$—	$—	$—	—	$4	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	259

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

U.S. Dividend ETF

	For the six months ended April 30, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2021	Shares at April 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares (a)	$399,910	$—	$399,910	$(60	)*	$60	$—	—	$87	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	218,497	1,394,811	1,613,308	—		—	—	—	11	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a)(b)	83,190	892,005	920,784	—		—	54,411	54,411	6		—

Total	$701,597	$2,286,816	$2,934,002	$(60)		$60	$54,411		$104		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Minimum Volatility ETF

	For the six months ended April 30, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2021	Shares at April 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (a)(b)	$249,950	$—	$225,000	$(45	)*	$45	$24,950	24,948	$47	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	205,400	1,678,342	1,785,101	—		—	98,641	98,641	11	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a)(b)	79,780	794,198	857,132	—		—	16,846	16,846	6		—

Total	$535,130	$2,472,540	$2,867,233	$(45)		$45	$140,437		$64		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Momentum Factor ETF

	For the six months ended April 30, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2021	Shares at April 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares (a)	$399,860	$—	$399,860	$(50	)*	$50	$—	—	$71	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	800,674	7,148,108	7,113,683	—		—	835,099	835,099	69	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a)(b)	205,755	2,491,993	2,654,875	—		—	42,873	42,873	26		—

Total	$1,406,289	$9,640,101	$10,168,418	$(50)		$50	$877,972		$166		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

260	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

(b)	The rate shown is the current yield as of April 30, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Quality Factor ETF

	For the six months ended April 30, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2021	Shares at April 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (a)(b)	$2,749,650	$10,500,000	$11,000,000	$(350	)*	$350	$2,249,650	2,249,425	$1,765	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	530,051	25,873,350	26,153,027	—		—	250,374	250,374	169	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a)(b)	104,552	7,242,310	6,764,003	—		—	582,859	582,859	99		—

Total	$3,384,253	$43,615,660	$43,917,030	$(350)		$350	$3,082,883		$2,033		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Value Factor ETF

	For the six months ended April 30, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2021	Shares at April 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (a)(b)	$499,900	$22,300,000	$11,500,000	$(100	)*	$100	$11,299,900	11,298,770	$1,951	*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	249,858	26,412,535	25,322,237	—		—	1,340,156	1,340,156	162	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a)(b)	104,469	6,463,359	5,974,481	—		—	593,347	593,347	48		—

Total	$854,227	$55,175,894	$42,796,718	$(100)		$100	$13,233,403		$2,161		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2021.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	261

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

F. Futures Contracts — The Funds, except for Emerging Markets Equity Core ETF and International Growth ETF, used index futures contracts to obtain long exposure to the underlying commodities markets, to gain or reduce exposure to the stock market, to gain or reduce exposure to particular countries or regions, maintain liquidity, minimize transaction costs or to manage and hedge interest rate risk associated with portfolio investments.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

The table below discloses the volume of the Funds’ futures contracts activity during the six months ended April 30, 2021:

	BetaBuilders Canada ETF	BetaBuilders Developed Asia ex-Japan ETF	BetaBuilders Europe ETF	BetaBuilders International Equity ETF	BetaBuilders Japan ETF	BetaBuilders U.S. Equity ETF	BetaBuilders U.S. Mid Cap Equity ETF	BetaBuilders U.S. Small Cap Equity ETF		Carbon Transition U.S. Equity ETF		Emerging Markets Equity ETF
Futures Contracts — Equity:
Average Notional Balance Long	$24,917,592	$14,832,823	$30,387,456	$13,796,325	$44,103,469	$1,623,259	$2,831,860	$1,051,049	(a)	$42,878	(b)	$94,089
Ending Notional Balance Long	26,039,946	17,070,970	55,816,083	23,694,300	80,360,692	2,337,580	4,355,200	4,410,900		41,743		—

	International Equity ETF	U.S. Equity ETF	U.S. Mid Cap Equity ETF		U.S. Small Cap Equity ETF	U.S. Dividend ETF	U.S. Minimum Volatility ETF	U.S. Momentum Factor ETF	U.S. Quality Factor ETF	U.S. Value Factor ETF
Futures Contracts — Equity:
Average Notional Balance Long	$6,720,216	$1,379,959	$431,327	(c)	$420,683	$69,272	$64,395	$183,661	$918,760	$570,097
Ending Notional Balance Long	8,687,910	834,850	—		452,400	20,871	20,871	146,099	855,721	1,252,275

(a)	For the period November 1, 2020 through April 30, 2021.
(b)	For the period December 9, 2020 through April 30, 2021.
(c)	For the period November 1, 2020 through March 31, 2021.

G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

262	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

H. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of April 30, 2021, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

I. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

J. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least quarterly, except for BetaBuilders Japan ETF, Emerging Markets Equity Core ETF and International Growth ETF, for which distributions are generally declared and paid at least annually. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

3. Fees and Other Transactions with Affiliates

A. Management Fee — JPMIM manages the investments of each Fund pursuant to a Management Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund’s respective average daily net assets at the following rate:

BetaBuilders Canada ETF	0.19%
BetaBuilders Developed Asia ex-Japan ETF	0.19
BetaBuilders Europe ETF	0.09
BetaBuilders International Equity ETF	0.07
BetaBuilders Japan ETF	0.19
BetaBuilders U.S. Equity ETF	0.02
BetaBuilders U.S. Mid Cap Equity ETF	0.07
BetaBuilders U.S. Small Cap Equity ETF	0.09
Carbon Transition U.S. Equity ETF	0.15
Emerging Markets Equity ETF	0.44
International Equity ETF	0.37
U.S. Equity ETF	0.18
U.S. Mid Cap Equity ETF	0.24
U.S. Small Cap Equity ETF	0.29
Emerging Markets Equity Core ETF	0.33
International Growth ETF	0.55
U.S. Dividend ETF	0.12
U.S. Minimum Volatility ETF	0.12
U.S. Momentum Factor ETF	0.12
U.S. Quality Factor ETF	0.12
U.S. Value Factor ETF	0.12

Under each Management Agreement, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds’ 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.

B. Administration Fee — JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	263

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

C. Custodian, Accounting and Transfer Agent Fees — JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.

Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

D. Distribution Services — The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.

E. Waivers and Reimbursements — The Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds are covered under each Management Agreement as described in Note 3.A.

F. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.

The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended April 30, 2021, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
BetaBuilders Canada ETF	$59,452,921	$47,915,178
BetaBuilders Developed Asia ex-Japan ETF	302,802,453	82,416,637
BetaBuilders Europe ETF	115,407,955	109,305,816
BetaBuilders International Equity ETF	94,394,023	63,594,752
BetaBuilders Japan ETF	79,338,305	108,498,650
BetaBuilders U.S. Equity ETF	6,415,114	4,909,458
BetaBuilders U.S. Mid Cap Equity ETF	191,375,703	195,124,337
BetaBuilders U.S. Small Cap Equity ETF	9,667,813	7,161,361
Carbon Transition U.S. Equity ETF	22,134,278	2,411,150
Emerging Markets Equity ETF	36,087,040	78,931,652
International Equity ETF	193,335,180	208,981,660
U.S. Equity ETF	135,857,034	136,190,415
U.S. Mid Cap Equity ETF	50,539,451	51,226,123
U.S. Small Cap Equity ETF	34,853,089	35,427,505
Emerging Markets Equity Core ETF	61,450,773	4,212,174
International Growth ETF	13,075,493	11,893,154
U.S. Dividend ETF	5,365,567	5,832,670
U.S. Minimum Volatility ETF	3,200,243	3,475,349
U.S. Momentum Factor ETF	34,925,867	34,512,909
U.S. Quality Factor ETF	45,213,820	48,617,353
U.S. Value Factor ETF	76,656,008	66,329,844

During the six months ended April 30, 2021, there were no purchases or sales of U.S. Government securities.

264	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

For the six months ended April 30, 2021, in-kind transactions associated with creations and redemptions were:

	In-Kind Creations	In-Kind Redemptions
BetaBuilders Canada ETF	$342,001,303	$—
BetaBuilders Developed Asia ex-Japan ETF	1,699,349,557	7,919,941
BetaBuilders Europe ETF	2,618,741,237	1,256,565,416
BetaBuilders International Equity ETF	1,099,783,788	163,774,072
BetaBuilders Japan ETF	2,171,595,367	62,317,653
BetaBuilders U.S. Equity ETF	213,064,092	25,491,464
BetaBuilders U.S. Mid Cap Equity ETF	794,220,030	496,399,727
BetaBuilders U.S. Small Cap Equity ETF	437,402,950	40,045,247
Carbon Transition U.S. Equity ETF	2,467,485	—
Emerging Markets Equity ETF	—	30,248,382
International Equity ETF	—	179,274,315
U.S. Equity ETF	89,767,576	104,963,273
U.S. Mid Cap Equity ETF	32,033,147	80,131,779
U.S. Small Cap Equity ETF	34,397,085	80,928,908
Emerging Markets Equity Core ETF	39,344,773	—
International Growth ETF	17,732,052	—
U.S. Dividend ETF	12,198,686	26,475,622
U.S. Minimum Volatility ETF	—	23,283,425
U.S. Momentum Factor ETF	25,290,186	15,001,923
U.S. Quality Factor ETF	93,655,915	231,168,981
U.S. Value Factor ETF	625,365,782	17,337,101

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2021 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BetaBuilders Canada ETF	$4,542,229,142	$1,247,690,609	$85,173,898	$1,162,516,711
BetaBuilders Developed Asia ex-Japan ETF	3,485,078,006	495,751,805	61,565,015	434,186,790
BetaBuilders Europe ETF	6,059,093,664	569,852,599	175,957,051	393,895,548
BetaBuilders International Equity ETF	2,960,600,892	557,259,402	32,050,107	525,209,295
BetaBuilders Japan ETF	7,333,923,234	1,063,643,928	242,763,485	820,880,443
BetaBuilders U.S. Equity ETF	421,461,420	85,000,902	1,253,730	83,747,172
BetaBuilders U.S. Mid Cap Equity ETF	1,471,446,589	311,840,701	43,808,136	268,032,565
BetaBuilders U.S. Small Cap Equity ETF	414,325,560	31,263,493	12,028,304	19,235,189
Carbon Transition U.S. Equity ETF	22,302,765	3,097,592	137,009	2,960,583
Emerging Markets Equity ETF	162,675,126	40,780,250	11,911,733	28,868,517
International Equity ETF	787,677,926	143,800,550	54,839,951	88,960,599
U.S. Equity ETF	551,110,738	146,375,596	9,708,635	136,666,961
U.S. Mid Cap Equity ETF	196,750,168	57,429,444	2,870,467	54,558,977
U.S. Small Cap Equity ETF	164,946,423	30,002,696	5,454,026	24,548,670
Emerging Markets Equity Core ETF	96,568,007	3,769,261	1,980,551	1,788,710
International Growth ETF	52,788,546	10,767,528	531,342	10,236,186
U.S. Dividend ETF	27,191,037	2,434,325	694,131	1,740,194
U.S. Minimum Volatility ETF	17,458,766	2,377,627	604,253	1,773,374
U.S. Momentum Factor ETF	132,968,740	45,207,705	899,658	44,308,047
U.S. Quality Factor ETF	290,516,765	50,200,960	3,677,743	46,523,217
U.S. Value Factor ETF	701,917,467	55,742,732	4,632,999	51,109,733

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	265

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

At October 31, 2020, the following Funds had net capital loss carryforwards which are available to offset future realized gains:

	Capital Loss Carryforward Character
	Short-Term	Long-Term
BetaBuilders Canada ETF	$23,051,542	$83,751,633
BetaBuilders Developed Asia ex-Japan ETF	3,161,220	8,301,130
BetaBuilders Europe ETF	13,952,920	34,213,683
BetaBuilders International Equity ETF	1,064,763	120,369
BetaBuilders Japan ETF	2,554,554	5,284,396
BetaBuilders U.S. Equity ETF	184,728	161,800
BetaBuilders U.S. Mid Cap Equity ETF	11,302	20,792
Emerging Markets Equity ETF	24,563,560	9,784,354
International Equity ETF	33,687,538	79,109,514
U.S. Equity ETF	23,715,600	17,833,141
U.S. Mid Cap Equity ETF	8,044,136	4,628,435
U.S. Small Cap Equity ETF	6,946,907	4,234,509
International Growth ETF	52,151	—
U.S. Dividend ETF	973,838	850,992
U.S. Minimum Volatility ETF	2,760,845	716,135
U.S. Momentum Factor ETF	4,390,604	1,055,850
U.S. Quality Factor ETF	3,468,118	553,788
U.S. Value Factor ETF	1,803,584	1,002,073

During the year ended October 31, 2020, the following Funds utilized capital loss carryforwards as follows:

	Capital Loss Carryforward Utilized
	Short-Term	Long-Term
BetaBuilders Japan ETF	$6,578,596	$—

6. Capital Share Transactions

The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.

Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105%, for BetaBuilders Canada ETF, BetaBuilders Developed Asia ex-Japan ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, BetaBuilders U.S. Small Cap Equity ETF, Carbon Transition U.S. Equity ETF, Emerging Markets Equity Core ETF and International Equity ETF, and plus at least 110% for Emerging Markets Equity ETF of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of April 30, 2021, JPMorgan SmartRetirement Funds and SmartRetirement Blend Funds, which are affiliated funds of funds, owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:

	JPMorgan SmartRetirement Blend Funds	SmartRetirement Funds
BetaBuilders International Equity ETF	90.6%	—%
BetaBuilders U.S. Mid Cap Equity ETF	37.7	60.2
BetaBuilders U.S. Small Cap Equity ETF	97.6	—
U.S. Value Factor ETF	63.2	—

266	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

As of April 30, 2021, the Adviser owned shares representing more than 10% of net assets of the following Funds:

% of Ownership
Carbon Transition U.S. Equity ETF	89%
Emerging Markets Equity Core ETF	25
International Growth ETF	15

Significant shareholder transactions by the Adviser may impact the Funds’ performance.

BetaBuilders Canada ETF, BetaBuilders Developed Asia ex-Japan ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, Emerging Markets Equity ETF, Emerging Markets Equity Core ETF, International Equity ETF and International Growth ETF may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

Investing in securities of foreign countries may include certain risks and considerations not typically associated with investing in U.S. securities. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and currencies, and future and adverse political, social and economic developments.

As of April 30, 2021, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:

	BetaBuilders Canada ETF	BetaBuilders Developed Asia ex-Japan ETF	BetaBuilders Europe ETF	BetaBuilders International Equity ETF	BetaBuilders Japan ETF	Emerging Markets Equity ETF	International Equity ETF	Emerging Markets Equity Core ETF	International Growth ETF
Australia	—%	58.7%	—%	—%	—%	—%	10.2%	—%	—%
Brazil	—	—	—	—	—	11.2	—	—	—
Canada	95.3	—	—	—	—	—	—	—	—
China	—	—	—	—	—	25.5	—	38.2	12.6
France	—	—	16.8	10.4	—	—	—	—	—
Germany	—	—	13.6	—	—	—	—	—	—
Hong Kong	—	23.4	—	—	—	—	—	—	—
Japan	—	—	—	25.6	100.0	—	28.3	—	11.0
South Korea	—	—	—	—	—	—	—	11.2	—
Switzerland	—	—	14.4	—	—	—	—	—	—
Taiwan	—	—	—	—	—	12.3	—	16.4	—
United Kingdom	—	—	19.4	12.2	—	—	16.7	—	—

As of April 30, 2021, a significant portion of the investments of the BetaBuilders Canada ETF, BetaBuilders Developed Asia ex-Japan ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, Emerging Markets Equity ETF, International Equity ETF, Emerging Markets Equity Core ETF and International Growth ETF consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in Shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.

The Funds, except for Emerging Markets Equity Core ETF and International Growth ETF, may not track the return of their underlying index for a number of reasons and therefore may not achieve their investment objective. For example, the Funds incur a number of operating expenses not applicable to their underlying index, and incur costs in buying and selling securities, especially when rebalancing the Funds’ securities holdings to reflect changes in the composition of the underlying index. In addition, each Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, each Fund’s return may differ from the return of the underlying index.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	267

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2021 (Unaudited) (continued)

The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

8. Subsequent Event

On June 8, 2021, the Board approved a change to the name of Emerging Markets Equity Core ETF to JPMorgan ActiveBuilders Emerging Markets Equity ETF, which is expected to become effective on or about July 8, 2021.

268	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of ongoing costs: (1) transaction costs, including brokerage commissions on your purchases and sales of Fund shares and (2) ongoing costs, primarily management fees. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period November 1, 2020 and continued to hold your shares at the end of the reporting period, April 30, 2021.

Actual Expenses

For the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period
JPMorgan BetaBuilders Canada ETF
Actual (1)	$1,000.00	$1,357.30	0.19%	$1.11
Hypothetical (1)	1,000.00	1,023.85	0.19	0.95
JPMorgan BetaBuilders Developed Asia ex-Japan ETF
Actual (1)	1,000.00	1,319.90	0.19	1.09
Hypothetical (1)	1,000.00	1,023.85	0.19	0.95
JPMorgan BetaBuilders Europe ETF
Actual (1)	1,000.00	1,335.10	0.09	0.52
Hypothetical (1)	1,000.00	1,024.35	0.09	0.45
JPMorgan BetaBuilders International Equity ETF
Actual (1)	1,000.00	1,286.50	0.07	0.40
Hypothetical (1)	1,000.00	1,024.45	0.07	0.35
JPMorgan BetaBuilders Japan ETF
Actual (1)	1,000.00	1,168.60	0.19	1.02
Hypothetical (1)	1,000.00	1,023.85	0.19	0.95
JPMorgan BetaBuilders U.S. Equity ETF
Actual (1)	1,000.00	1,293.70	0.02	0.11
Hypothetical (1)	1,000.00	1,024.70	0.02	0.10
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Actual (1)	1,000.00	1,396.50	0.07	0.42
Hypothetical (1)	1,000.00	1,024.45	0.07	0.35
JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Actual (2)	1,000.00	1,290.70	0.09	0.47
Hypothetical (2)	1,000.00	1,024.35	0.09	0.45
JPMorgan Carbon Transition U.S. Equity ETF
Actual (3)	1,000.00	1,143.80	0.15	0.63
Hypothetical (3)	1,000.00	1,024.05	0.15	0.75
JPMorgan Diversified Return Emerging Markets Equity ETF
Actual (1)	1,000.00	1,258.10	0.44	2.46
Hypothetical (1)	1,000.00	1,022.61	0.44	2.21
JPMorgan Diversified Return International Equity ETF
Actual (1)	1,000.00	1,259.20	0.37	2.07
Hypothetical (1)	1,000.00	1,022.96	0.37	1.86

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	269

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period
JPMorgan Diversified Return U.S. Equity ETF
Actual (1)	$1,000.00	$1,303.80	0.18%	$1.03
Hypothetical (1)	1,000.00	1,023.90	0.18	0.90
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Actual (1)	1,000.00	1,347.40	0.24	1.40
Hypothetical (1)	1,000.00	1,023.60	0.24	1.20
JPMorgan Diversified Return U.S. Small Cap Equity ETF
Actual (1)	1,000.00	1,499.30	0.29	1.80
Hypothetical (1)	1,000.00	1,023.36	0.29	1.45
JPMorgan Emerging Markets Equity Core ETF
Actual (4)	1,000.00	1,029.60	0.27	0.38
Hypothetical (4)	1,000.00	1,023.46	0.27	1.35
JPMorgan International Growth ETF
Actual (1)	1,000.00	1,195.50	0.55	2.99
Hypothetical (1)	1,000.00	1,022.07	0.55	2.76
JPMorgan U.S. Dividend ETF
Actual (1)	1,000.00	1,415.70	0.12	0.72
Hypothetical (1)	1,000.00	1,024.20	0.12	0.60
JPMorgan U.S. Minimum Volatility ETF
Actual (1)	1,000.00	1,215.20	0.12	0.66
Hypothetical (1)	1,000.00	1,024.20	0.12	0.60
JPMorgan U.S. Momentum Factor ETF
Actual (1)	1,000.00	1,238.70	0.12	0.67
Hypothetical (1)	1,000.00	1,024.20	0.12	0.60
JPMorgan U.S. Quality Factor ETF
Actual (1)	1,000.00	1,261.20	0.12	0.67
Hypothetical (1)	1,000.00	1,024.20	0.12	0.60
JPMorgan U.S. Value Factor ETF
Actual (1)	1,000.00	1,438.40	0.12	0.73
Hypothetical (1)	1,000.00	1,024.20	0.12	0.60

(1)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(2)

Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 165/365 (to reflect the actual period). The Fund commenced operations on November 16, 2020.

(3)

Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 142/365 (to reflect the actual period). The Fund commenced operations on December 9, 2020.

(4)

Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 51/365 (to reflect the actual period). The Fund commenced operations on March 10, 2021.

270	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

(Unaudited)

Each of the Funds has adopted the J.P. Morgan Exchange-Traded Funds Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.

The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on March 9, 2021, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a J.P. Morgan Exchange-Traded Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.

The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the effectiveness of the Program with respect to the identification of each Fund that qualifies as an “In-Kind ETF” (as defined in the Liquidity Rule); (2) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (3) the methodology and inputs for classifying the investments of a Fund (other than an In-Kind ETF) into one of four liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions, including additional focus on particular asset classes and securities impacted by the COVID-19 pandemic (and, for In-Kind ETFs, the methodology and inputs for determining whether any investments should be classified as “illiquid investments” (as defined under the Liquidity Rule)); (4) the oversight of the liquidity vendor retained to perform liquidity classifications for the Program including oversight during the COVID-19 pandemic; (5) whether a Fund (other than an In-Kind ETF) invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule), as well as whether an HLIM should be established for such a Fund and the procedures for monitoring any HLIM; (6) whether a Fund invested more than 15% of its assets in “Illiquid Investments” and the procedures for monitoring for this limit; and (7) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused the significant market volatility created in March 2020 by the COVID-19 pandemic. The Report further summarized that the Program Administrator instituted a stressed market protocol in March 2020 to: (1) review the results of the liquidity risk framework and daily classifications of each Fund’s investments; and (2) perform additional stress testing. The Report summarized the daily liquidity monitoring of premium/discount levels during March 2020, noting these levels did not have a material impact on the efficiency of the arbitrage functions. The Report noted that each Fund was able to meet redemption requests without significant dilution to remaining shareholders during the Program Reporting Period, including during March 2020.

Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	271

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended October 31, 2020. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2020. The information necessary to complete your income tax returns for the calendar year ending December 31, 2020 has been provided under separate cover.

Section 199A Income

The following funds had the following amount, or maximum allowable amount, of ordinary income distributions treated as 199A dividends for the fiscal year ended October 31, 2020.

JPMorgan Diversified Return U.S. Equity ETF	$625,020
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	274,286
JPMorgan Diversified Return U.S. Small Cap Equity ETF	208,963
JPMorgan U.S. Dividend ETF	201,882
JPMorgan U.S. Minimum Volatility ETF	191,144
JPMorgan U.S. Momentum Factor ETF	82,885
JPMorgan U.S. Quality Factor ETF	46,207
JPMorgan U.S. Value Factor ETF	44,930

272	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

BOARD APPROVAL OF INITIAL MANAGEMENT AGREEMENTS

(Unaudited)

JPMorgan BetaBuilder U.S. Small Cap Equity ETF, JPMorgan Carbon Transition U.S. Equity ETF and JPMorgan Emerging Markets Equity Core ETF

The Board of Trustees held meetings and approved the initial management agreements (each a “Management Agreement” and collectively, the “Management Agreements”) for the JPMorgan BetaBuilder U.S. Small Cap Equity ETF and the JPMorgan Carbon Transition U.S. Equity ETF on June 9-10, 2020 and on December 18, 2020 for the JPMorgan Emerging Markets Equity Core ETF. Collectively, the JPMorgan BetaBuilder U.S. Small Cap Equity ETF, JPMorgan Carbon Transition U.S. Equity ETF and JPMorgan Emerging Markets Equity Core ETF are referred to as the Funds and each is a Fund. The meetings were held by videoconference in reliance upon the Division of Investment Management Staff Statement on Fund Board Meetings and Unforeseen or Emergency Circumstances Related to Coronavirus Disease 2019. The Management Agreements were approved by a majority of the Trustees who are not “Interested Persons” (as defined in the Investment Company Act of 1940) of any party to the Management Agreements or any of their affiliates. In connection with the approval of each Management Agreement, the Trustees reviewed written materials prepared by the Adviser and received oral presentations from Adviser personnel and considered this information individually for each of the Funds. Before voting on the proposed Management Agreements, the Trustees reviewed each Management Agreement with representatives of the Adviser and with counsel to the Trust and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Management Agreements. They also considered information they received from the Adviser over the course of the year in connection with their oversight of other funds managed by the Adviser. The Trustees also discussed each proposed Management Agreement in executive session with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Management Agreement is provided below. The Trustees considered information provided with respect to the Funds and the approval of the Management Agreements. Each Trustee attributed his or her own evaluation of the significance of the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from each Fund under the Management Agreement was fair and reasonable and that initial approval of each Management Agreement was in the best interests of each Fund and its potential shareholders.

Summarized below are the material factors considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

In connection with the approval of each Fund’s initial Management Agreement, the Trustees considered the materials furnished specifically in connection with the approval of each Management Agreement, as well as other relevant information furnished for the Trustees, regarding the nature, extent, and quality of services provided by the adviser. Among other things, the Trustees considered:

(i)	The background and experience of the Adviser’s senior management and investment personnel;

(ii)	The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management each of the Funds;

(iii)	The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;

(iv)	Information about the structure and distribution strategy of each Fund and how it fits within the Trust’s other fund offerings;

(v)	The administration services to be provided by the Adviser under the Management Agreements;

(vi)	Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Trust and in the financial industry generally;

(vii)	The overall reputation and capabilities of the Adviser and its affiliates;

(viii)	The commitment of the Adviser to provide high quality service to the Funds;

(ix)	Their overall confidence in the Adviser’s integrity; and

(x)	The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them; and

(xi)

The Adviser’s business continuity plan and steps the Adviser and its affiliates were taking to provide ongoing services to the Fund during the COVID-19 pandemic, and the Adviser’s and its affiliates’ success in continuing to provide services to each Fund and its shareholders throughout this period.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to each Fund by the Adviser.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits expected to be received by the Adviser and its affiliates as a result of their relationship with the Funds. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	273

BOARD APPROVAL OF INITIAL MANAGEMENT AGREEMENTS

(Unaudited) (continued)

The Trustees also considered the benefits the Adviser is expected to receive as the result of JPMorgan Chase Bank, N.A.’s (“JPMCB”) roles as custodian, fund accountant and transfer agent for the Funds.

Economies of Scale

The Trustees considered the extent to which each Fund will benefit from economies of scale. The Trustees noted that the proposed unitary management fee schedule for each of the Funds does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when the Funds are new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under the Management Agreements in the future. After considering the factors identified above, the Trustees concluded that each Fund’s shareholders will receive the benefits of potential economies of scale.

Fees Relative to Adviser’s Other Clients

The Trustees requested, received and considered information about the nature and extent of investment advisory services and fee rates offered to other investment companies and/or institutional accounts advised by the Adviser in the same asset class as each Fund. The Trustees noted the Adviser’s view that it does not manage other accounts with substantially similar investment strategies as that of the Funds. The Trustees concluded that the fees to be charged to each Fund in comparison to those charged to such other clients were reasonable.

Investment Performance

The Trustees considered each Fund’s investment strategy and processes, the portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

Management Fees and Expense Ratios

The Trustees considered that under the Management Agreements, the Adviser will provide advisory and administrative services and will be responsible for substantially all of the expenses of the Funds (“unitary fee structure”). The Trustees considered the contractual management fee rate that will be paid by each Fund to the Adviser and compared the rate to information prepared by Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data, providing management fee rates paid by other funds in the same Morningstar category as each Fund. The Trustees also compared the management fee for each Fund to fees charged to mutual funds and institutional separate accounts with similar investment objectives or in similar asset classes managed by the Adviser. The Trustees also considered the fees paid to JPMCB, an affiliate of the Adviser, for custody, transfer agency and other related services for each Fund and the profitability of these arrangements to JPMCB.

The Trustees considered how each Fund will be positioned against peer funds, as identified by management and/or Broadridge and noted that each Fund’s proposed management fee was in line with identified peer funds. The Trustees also noted that because the Funds were not yet operational, no profitability information was available. After considering the factors identified above and other factors, in light of the information, the Trustees concluded that each Fund’s proposed management fee was reasonable.

274	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

BOARD APPROVAL OF MANAGEMENT AGREEMENTS

(Unaudited)

JPMorgan BetaBuilders Canada ETF, JPMorgan BetaBuilders Developed Asia ex-Japan ETF, JPMorgan BetaBuilders Europe ETF, JPMorgan BetaBuilders International Equity ETF, JPMorgan BetaBuilders Japan ETF, JPMorgan BetaBuilders U.S. Equity ETF, JPMorgan Diversified Return Emerging Markets Equity ETF, JPMorgan Diversified Return International Equity ETF, JPMorgan Diversified Return U.S. Equity ETF, JPMorgan Diversified Return U.S. Mid Cap Equity ETF, JPMorgan Diversified Return U.S. Small Cap Equity ETF, JPMorgan U.S. Dividend ETF, JPMorgan U.S. Minimum Volatility ETF, JPMorgan U.S. Momentum Factor ETF, JPMorgan U.S. Quality Factor ETF and JPMorgan U.S. Value Factor ETF

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to their annual consideration of management agreements at each meeting. The Board also meets specifically to consider management agreement annual renewals. The Board of Trustees held meetings on November 5, 2020 and December 7-8, 2020, at which the Trustees considered the continuation of management agreements (each a “Management Agreement” and collectively, the “Management Agreements”) for JPMorgan BetaBuilders Canada ETF, JPMorgan BetaBuilders Developed Asia ex-Japan ETF, JPMorgan BetaBuilders Europe ETF, JPMorgan BetaBuilders International Equity ETF, JPMorgan BetaBuilders Japan ETF, JPMorgan BetaBuilders U.S. Equity ETF, JPMorgan Diversified Return Emerging Markets Equity ETF, JPMorgan Diversified Return International Equity ETF, JPMorgan Diversified Return U.S. Equity ETF, JPMorgan Diversified Return U.S. Mid Cap Equity ETF, JPMorgan Diversified Return U.S. Small Cap Equity ETF, JPMorgan U.S. Dividend ETF, JPMorgan U.S. Minimum Volatility ETF, JPMorgan U.S. Momentum Factor ETF, JPMorgan U.S. Quality Factor ETF and JPMorgan U.S. Value Factor ETF (the “Funds”). The meetings were held by videoconference in reliance upon the Division of Investment Management Staff Statement on Fund Board Meetings and Unforeseen or Emergency Circumstances Related to Coronavirus Disease 2019. In connection with these meetings, the Board reviewed and considered performance, expense and other information individually for each of the Funds. The Trustees, including a majority of the Trustees who are not “Interested Persons” (as defined in the 1940 Act) of any party to the Management Agreements or any of their affiliates, approved the continuation of each Management Agreement.

As part of their review of the Management Agreements, the Trustees considered and reviewed performance and other information about each Fund received from the Adviser. This information included each Fund’s performance as compared to the performance of its benchmark and analyses by the Adviser of each Fund’s performance. In addition, in preparation for the December meeting, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data, and met with representatives of Broadridge. Before voting on the Management Agreements, the Trustees reviewed the Management Agreements with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Management Agreements. The Trustees also discussed the Management Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Management Agreement is provided below. The Trustees considered information provided with respect to the Funds over the course of the year, as well as the materials furnished specifically in connection with this annual renewal process. Each Trustee attributed his or her own evaluation of the significance of the various factors and no factor alone was considered determinative. As part of their review process, the Trustees considered and placed emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation received by the Adviser from each Fund under the Management Agreement was fair and reasonable and that the continuance of the Management Agreement was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under its respective Management Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:

(i)	The background and experience of the Adviser’s senior management and investment personnel;

(ii)	The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management each of the Funds;

(iii)	The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;

(iv)	Information about the structure and distribution strategy each of the Funds and how it fits within the Trust’s other fund offerings;

(v)	The administration services provided by the Adviser under the Management Agreements;

(vi)	Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Trust and in the financial industry generally;

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	275

BOARD APPROVAL OF MANAGEMENT AGREEMENTS

(Unaudited) (continued)

(vii)	The overall reputation and capabilities of the Adviser and its affiliates;

(viii)	The commitment of the Adviser to provide high quality service to the Funds;

(ix)	Their overall confidence in the Adviser’s integrity;

(x)	The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them; and

(xi)

The Adviser’s business continuity plan and steps the Adviser and its affiliates were taking to provide ongoing services to the Funds during the COVID-19 pandemic, and the Adviser’s and its affiliates’ success in continuing to provide services to the Funds and their shareholders throughout this period.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received, reviewed, considered and discussed information regarding the profitability to the Adviser and its affiliates in providing services to the Funds. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using allocation methodologies developed by the Adviser. The Trustees recognized that it is difficult to make direct comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, the Trustees concluded that the profitability to the Adviser under each Management Agreement was not unreasonable in light of the services and benefits provided to each Fund.

The Trustees also considered (i) that under the Management Agreements, the Adviser earns fees from the Funds for providing administrative services and (ii) fees paid to J.P. Morgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, transfer agency and other related services for each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationships with the Funds. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex.

The Trustees also considered the benefits the Adviser receives as the result of JPMCB’s roles as custodian, fund accountant and transfer agent for the Fund, including the profitability of those arrangements to JPMCB.

Economies of Scale

The Trustees considered the extent to which each Fund will benefit from economies of scale. The Trustees noted that the management fee schedule for the Funds does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when a Fund was new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under the Management Agreement in the future. After considering the factors identified above, the Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale.

Fees Relative to Adviser’s Other Clients

The Trustees requested, received and considered information about the nature and extent of investment advisory services and fee rates offered to other investment companies and/or institutional accounts advised by the Adviser in the same asset class as each Fund. The Trustees noted the Adviser’s view that it does not manage other accounts with substantially similar investment strategies as that of the Funds. The Trustees concluded that the fees charged to each Fund in comparison to those charged to such other clients were reasonable.

Investment Performance

The Trustees considered each Fund’s investment strategy and processes, portfolio management teams and competitive positioning against peer funds, as identified by management. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered each Fund’s performance information provided at regular Board meetings by the Adviser. After consideration, the Trustees determined that each Fund’s performance was consistent with its investment objective and supported renewal of each Fund’s Management Agreement.

Management Fees and Expense Ratios

The Trustees considered the contractual management fee rate paid by each Fund to the Adviser and compared the rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Morningstar category as each Fund. This review included ranking of each Fund within

276	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

an expense universe made up of funds with the same Morningstar investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”). The Trustees reviewed a description of Broadridge’s methodology for selecting funds in the Peer Group and Universe, as applicable, and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees also reviewed information about other expenses and the total expense ratio for each Fund. The Trustees compared the management fee for each Fund to fees charged to mutual funds and/or institutional accounts with similar investment objectives or in similar asset classes managed by the Adviser. The Trustees recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other accounts. The Trustees considered how the Funds are positioned against peer funds, as identified by management and/or Broadridge and noted that each Fund’s management fee was appropriate as compared to identified peer funds. The Trustees’ determinations as a result of the review of each Fund’s management fees and expense ratios are summarized below:

The Trustees noted that the JPMorgan BetaBuilders Canada ETF’s net management fee and actual total expenses were in the third quartile of the Peer Group and in the second and first quintiles, respectively, of the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was reasonable.

The Trustees noted that the JPMorgan BetaBuilders Developed Asia ex-Japan ETF’s net management fee and actual total expenses were in the first quintiles of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was reasonable.

The Trustees noted that the JPMorgan BetaBuilders Europe ETF’s net management fee and actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was reasonable.

The Trustees noted that the JPMorgan BetaBuilders International Equity ETF’s net management fee was in the second and first quintiles of the Peer Group and Universe, respectively; and that the actual total expenses were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was reasonable.

The Trustees noted that the JPMorgan BetaBuilders Japan ETF’s net management fee and actual total expenses were in the second quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was reasonable.

The Trustees noted that the JPMorgan BetaBuilders U.S. Equity ETF’s net management fee and actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was reasonable.

The Trustees noted that the JPMorgan Diversified Return Emerging Markets Equity ETF’s net management fee was in the second quintile of both the Peer Group and Universe; and that the actual total expenses were in the first and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was reasonable.

The Trustees noted that the JPMorgan Diversified Return International Equity ETF’s net management fee was in the third and fourth quintiles of the Peer Group and Universe, respectively; and that the actual total expenses were in the third quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was reasonable.

The Trustees noted that the JPMorgan Diversified Return U.S. Equity ETF’s net management fee was in the first and second quintiles of the Peer Group and Universe, respectively; and that the actual total expenses were in the first and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was reasonable.

The Trustees noted that the JPMorgan Diversified Return U.S. Mid Cap Equity ETF’s net management fee was in the first and third quintiles of the Peer Group and Universe, respectively; and that the actual total expenses were in the first and third quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was reasonable.

The Trustees noted that the JPMorgan Diversified Return U.S. Small Cap Equity ETF’s net management fee was in the second and third quintiles of the Peer Group and Universe, respectively; and that the actual total expenses were in the second and third quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was reasonable.

The Trustees noted that the JPMorgan U.S. Dividend ETF’s net management fee and actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was reasonable.

APRIL 30, 2021	J.P. MORGAN EXCHANGE-TRADED FUNDS	277

BOARD APPROVAL OF MANAGEMENT AGREEMENTS

(Unaudited) (continued)

The Trustees noted that the JPMorgan U.S. Minimum Volatility ETF’s net management fee was in the first and second quintiles of the Peer Group and Universe, respectively; and that the actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was reasonable.

The Trustees noted that the JPMorgan U.S. Momentum Factor ETF’s net management fee and actual total expenses were in the first quartile of the Peer Group and in the first quintile of the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was reasonable.

The Trustees noted that the JPMorgan U.S. Quality Factor ETF’s net management fee was in the first and second quintiles of the Peer Group and Universe, respectively; and that the actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was reasonable.

The Trustees noted that the JPMorgan U.S. Value Factor ETF’s net management fee was in the third and first quintiles of the Peer Group and Universe, respectively; and that the actual total expenses were in the third and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was reasonable.

278	J.P. MORGAN EXCHANGE-TRADED FUNDS	APRIL 30, 2021

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.

Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2020. All rights reserved. October 2020.	SAN-ETF-421

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15

U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Joanna M. Gallegos
Joanna M. Gallegos President and Principal Executive Officer July 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joanna M. Gallegos
Joanna M. Gallegos President and Principal Executive Officer July 1, 2021

By:	/s/ Timothy J. Clemens
Timothy J. Clemens Treasurer and Principal Financial Officer July 1, 2021